Schedule of Investments PIMCO Dividend and Income Fund	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 104.6% ¤
ASSET-BACKED SECURITIES 3.1%
CAYMAN ISLANDS 0.2%
TruPS Financials Note Securitization Ltd. 1.692% due 09/20/2039 •	$400	$385

Total Cayman Islands		385

UNITED STATES 2.9%
Bear Stearns Asset-Backed Securities Trust 1.961% due 12/25/2034 •	1,001	1,004
Conseco Finance Corp. 6.280% due 09/01/2030	132	138
Credit Suisse First Boston Mortgage Securities Corp. 0.706% due 01/25/2032 •	790	778
EMC Mortgage Loan Trust 1.386% due 02/25/2041 •	21	21
Legacy Mortgage Asset Trust 1.835% due 01/28/2070 •	514	519
LP Credit Card ABS Master Trust 1.638% due 08/20/2024 •	217	217
Morgan Stanley Home Equity Loan Trust 0.186% due 12/25/2036 •	1,514	951
Navient Student Loan Trust 1.136% due 12/27/2066 •	453	460
Residential Asset Securities Corp. Trust 0.971% due 01/25/2034 •	660	661
Structured Asset Investment Loan Trust 0.236% due 09/25/2036 •	906	895

Total United States		5,644

Total Asset-Backed Securities (Cost $5,772)		6,029

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.1%
CANADA 0.0%
Bausch Health Cos., Inc. 3.084% (LIBOR03M + 3.000%) due 06/02/2025 ~	3	3

Total Canada		3

LUXEMBOURG 0.0%
Intelsat Jackson Holdings S.A.
3.600% - 5.750% (LIBOR03M + 4.750%) due 10/13/2022 «~µ	38	38
8.000% (PRIME + 4.750%) due 11/27/2023 ~	14	14
8.625% due 01/02/2024	13	14

Total Luxembourg		66

UNITED STATES 1.1%
Avolon TLB Borrower (U.S.) LLC 2.250% (LIBOR03M + 1.500%) due 02/12/2027 ~	7	7
BWAY Holding Co. 3.334% (LIBOR03M + 3.250%) due 04/03/2024 ~	10	9
Caesars Resort Collection LLC 2.834% (LIBOR03M + 2.750%) due 12/23/2024 ~	522	520
Cengage Learning, Inc. 5.750% (LIBOR03M + 4.750%) due 06/29/2026 ~	131	132
Emerald TopCo, Inc. 3.584% - 3.629% (LIBOR03M + 3.500%) due 07/24/2026 ~	3	3
Envision Healthcare Corp. 3.834% (LIBOR03M + 3.750%) due 10/10/2025 ~	215	192
Hilton Worldwide Finance LLC 1.836% (LIBOR03M + 1.750%) due 06/22/2026 ~	230	228
Lealand Finance Company B.V.
1.084% (LIBOR03M + 1.000%) due 06/30/2025 ~	3	1
3.084% (LIBOR03M + 3.000%) due 06/30/2024 «~	1	1
Medline Industries, Inc. TBD% due 08/04/2022 «	200	197
MH Sub LLC 3.584% (LIBOR03M + 3.500%) due 09/13/2024 ~	19	19

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2021 (Unaudited)

Petco Health & Wellness Co. 4.000% (LIBOR03M + 3.250%) due 03/03/2028 ~	234	234
PUG LLC 3.584% (LIBOR03M + 3.500%) due 02/12/2027 ~	4	4
Syniverse Holdings, Inc. 6.000% (LIBOR03M + 5.000%) due 03/09/2023 ~	13	13
Uber Technologies, Inc. 3.584% (LIBOR03M + 3.500%) due 02/25/2027 ~	496	496
Westmoreland Coal Company (15.000% PIK) 15.000% due 03/15/2029 (a)	4	1

Total United States		2,057

Total Loan Participations and Assignments (Cost $2,139)		2,126

	SHARES
COMMON STOCKS 72.0%
AUSTRALIA 4.7%
CONSUMER DISCRETIONARY 0.2%
Harvey Norman Holdings Ltd.	6,403	23
Wesfarmers Ltd.	8,724	347

		370

CONSUMER STAPLES 0.2%
Coles Group Ltd.	13,949	170
Endeavour Group Ltd.	4,999	25
Metcash Ltd.	36,803	103
Woolworths Group Ltd.	4,999	140

		438

ENERGY 0.1%
Woodside Petroleum Ltd.	5,681	97

FINANCIALS 0.8%
Australia & New Zealand Banking Group Ltd.	22,304	448
Bendigo & Adelaide Bank Ltd.	22,523	152
Commonwealth Bank of Australia	6,589	489
National Australia Bank Ltd.	10,410	205
Suncorp Group Ltd.	23,610	210
Westpac Banking Corp.	4,069	75

		1,579

INDUSTRIALS 0.1%
Aurizon Holdings Ltd.	103,013	279

MATERIALS 3.2%
BHP Group Ltd.	106,428	2,842
BHP Group PLC	25,190	635
Fortescue Metals Group Ltd.	69,670	742
Rio Tinto Ltd.	28,069	1,998

		6,217

UTILITIES 0.1%
AGL Energy Ltd.	27,735	115

Total Australia		9,095

AUSTRIA 0.1%
ENERGY 0.1%
OMV AG	2,826	171

INDUSTRIALS 0.0%
Oesterreichische Post AG	336	14

Total Austria		185

BELGIUM 0.3%
COMMUNICATION SERVICES 0.1%
Proximus SADP	7,364	146

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2021 (Unaudited)

ENERGY 0.1%
Euronav NV	15,931	151

FINANCIALS 0.1%
Ageas S.A.	5,217	258

MATERIALS 0.0%
Solvay S.A.	577	72

Total Belgium		627

CANADA 1.4%
CONSUMER DISCRETIONARY 0.0%
Magna International, Inc.	869	65

ENERGY 1.0%
Canadian Natural Resources Ltd.	6,167	226
Enbridge, Inc.	34,576	1,377
Keyera Corp.	3,527	89
Pembina Pipeline Corp.	2,298	73
Suncor Energy, Inc.	5,059	105
TC Energy Corp.	2,036	98

		1,968

FINANCIALS 0.3%
Bank of Montreal	242	24
Bank of Nova Scotia	2,684	165
Canadian Imperial Bank of Commerce	767	86
Power Corp. of Canada	10,407	343
Toronto-Dominion Bank	246	16

		634

MATERIALS 0.1%
Nutrien Ltd.	1,282	83

Total Canada		2,750

CAYMAN ISLANDS 0.0%
INDUSTRIALS 0.0%
Noble Corp. (c)	159	4

Total Cayman Islands		4

FINLAND 0.3%
FINANCIALS 0.1%
Sampo Oyj 'A'	4,036	199

INDUSTRIALS 0.1%
Wartsila Oyj Abp	12,261	146

MATERIALS 0.1%
UPM-Kymmene Oyj	5,723	203

UTILITIES 0.0%
Fortum Oyj	1,702	52

Total Finland		600

FRANCE 5.1%
COMMUNICATION SERVICES 0.2%
Orange S.A.	30,472	329
Publicis Groupe S.A.	338	23

		352

CONSUMER STAPLES 0.1%
Danone S.A.	2,317	158

ENERGY 3.0%
TotalEnergies SE	123,705	5,913

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2021 (Unaudited)

FINANCIALS 1.2%
AXA S.A.	77,806	2,156
Credit Agricole S.A.	8,884	122

		2,278

HEALTH CARE 0.1%
Sanofi	2,229	215

INDUSTRIALS 0.5%
ALD S.A.	2,677	36
Bouygues S.A.	21,291	881

		917

Total France		9,833

GERMANY 2.5%
COMMUNICATION SERVICES 0.1%
Deutsche Telekom AG	8,714	175
Telefonica Deutschland Holding AG	28,562	81

		256

CONSUMER DISCRETIONARY 0.1%
Bayerische Motoren Werke AG	1,657	157
Daimler AG	1,355	120

		277

CONSUMER STAPLES 0.1%
Metro AG	17,965	233

FINANCIALS 0.1%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	347	94

HEALTH CARE 0.1%
Bayer AG	3,906	212

INDUSTRIALS 0.2%
Deutsche Post AG	4,014	252
Hochtief AG	1,009	80
Siemens AG	664	109

		441

MATERIALS 1.7%
BASF SE	40,667	3,083
Covestro AG	863	59
Evonik Industries AG	918	29

		3,171

UTILITIES 0.1%
E.ON SE	8,608	105

Total Germany		4,789

HONG KONG 0.1%
INDUSTRIALS 0.1%
CK Hutchison Holdings Ltd.	13,000	87

INFORMATION TECHNOLOGY 0.0%
VTech Holdings Ltd.	7,300	53

Total Hong Kong		140

ISRAEL 0.0%
FINANCIALS 0.0%
Plus500 Ltd.	2,938	55

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2021 (Unaudited)

Total Israel		55

ITALY 0.5%
ENERGY 0.3%
Eni SpA	35,917	479

FINANCIALS 0.1%
Assicurazioni Generali SpA	10,276	218

UTILITIES 0.1%
Enel SpA	23,265	178

Total Italy		875

JAPAN 12.0%
COMMUNICATION SERVICES 2.0%
KDDI Corp.	11,300	372
Mixi, Inc.	3,300	74
Nintendo Co. Ltd.	400	191
Nippon Telegraph & Telephone Corp.	39,500	1,095
Softbank Corp.	157,400	2,135

		3,867

CONSUMER DISCRETIONARY 0.5%
Bridgestone Corp.	3,800	180
Haseko Corp.	1,700	23
Honda Motor Co. Ltd.	7,300	224
Isuzu Motors Ltd.	8,500	110
Panasonic Corp.	9,200	114
Sekisui House Ltd.	10,200	214
Sumitomo Rubber Industries Ltd.	4,600	59
Yamaha Motor Co. Ltd.	1,100	31

		955

CONSUMER STAPLES 1.3%
Japan Tobacco, Inc.	104,100	2,040
Kirin Holdings Co. Ltd.	4,000	74
Seven & i Holdings Co. Ltd.	7,100	323

		2,437

ENERGY 0.4%
Idemitsu Kosan Co. Ltd.	5,000	132
JXTG Holdings, Inc.	165,500	672

		804

FINANCIALS 2.7%
Aozora Bank Ltd.	8,100	198
Daiwa Securities Group, Inc.	25,200	147
Mitsubishi UFJ Financial Group, Inc.	204,400	1,208
Mizuho Financial Group, Inc.	35,530	503
MS&AD Insurance Group Holdings, Inc.	10,900	364
Nomura Holdings, Inc.	49,900	246
ORIX Corp.	19,200	359
Resona Holdings, Inc.	61,400	246
Sompo Holdings, Inc.	1,400	61
Sumitomo Mitsui Financial Group, Inc.	51,800	1,822
Sumitomo Mitsui Trust Holdings, Inc.	1,800	62

		5,216

HEALTH CARE 0.6%
Astellas Pharma, Inc.	5,100	84
Takeda Pharmaceutical Co. Ltd.	31,000	1,023

		1,107

INDUSTRIALS 2.9%
Amada Co. Ltd.	7,900	81
Asahi Glass Co. Ltd.	1,800	93
Hitachi Ltd.	2,700	160
ITOCHU Corp.	4,700	137
Kajima Corp.	5,900	76
Komatsu Ltd.	3,600	86
Marubeni Corp.	83,600	692
Mitsubishi Corp.	68,500	2,151

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2021 (Unaudited)

Mitsubishi Electric Corp.	3,300	46
Mitsui & Co. Ltd.	16,900	370
Mitsui OSK Lines Ltd.	2,300	154
Nippon Yusen KK	4,500	337
Sojitz Corp.	13,240	216
Sumitomo Corp.	61,600	868
Taisei Corp.	2,200	70

		5,537

INFORMATION TECHNOLOGY 1.2%
Canon, Inc.	62,300	1,524
Konica Minolta, Inc.	59,100	317
Nippon Electric Glass Co. Ltd.	9,100	215
Seiko Epson Corp.	18,300	370

		2,426

MATERIALS 0.2%
Mitsubishi Chemical Holdings Corp.	11,800	108
Mitsui Chemicals, Inc.	2,400	80
Nitto Denko Corp.	1,100	78
Ube Industries Ltd.	5,000	98

		364

REAL ESTATE 0.2%
Daito Trust Construction Co. Ltd.	3,300	387

Total Japan		23,100

MEXICO 0.0%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex S.A.B. de C.V. (c)	41,996	0

Total Mexico		0

NETHERLANDS 0.5%
COMMUNICATION SERVICES 0.1%
Koninklijke KPN NV	21,974	69
VEON Ltd. ADR (c)	46,752	98

		167

CONSUMER STAPLES 0.1%
Koninklijke Ahold Delhaize NV	4,898	163

FINANCIALS 0.3%
NN Group NV	11,458	600

Total Netherlands		930

NEW ZEALAND 0.1%
COMMUNICATION SERVICES 0.1%
Spark New Zealand Ltd.	14,825	49

UTILITIES 0.0%
Contact Energy Ltd.	4,006	23

Total New Zealand		72

NORWAY 0.4%
COMMUNICATION SERVICES 0.1%
Telenor ASA	7,449	125

ENERGY 0.1%
Equinor ASA	5,956	152
Frontline Ltd. (c)	5,101	48
SFL Corp. Ltd.	7,918	66

		266

FINANCIALS 0.1%
DNB Bank ASA (c)	5,445	124

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2021 (Unaudited)

MATERIALS 0.1%
Norsk Hydro ASA	22,148	165
Yara International ASA	292	15

		180

Total Norway		695

SINGAPORE 0.1%
FINANCIALS 0.1%
United Overseas Bank Ltd.	3,800	72

Total Singapore		72

SPAIN 3.9%
COMMUNICATION SERVICES 1.6%
Telefonica S.A.	662,003	3,107

ENERGY 1.3%
Repsol S.A.	192,304	2,510

FINANCIALS 0.2%
Banco Bilbao Vizcaya Argentaria S.A.	8,771	58
Mapfre S.A.	143,148	312

		370

INDUSTRIALS 0.3%
ACS Actividades de Construccion Y Servicios S.A.	21,311	577

UTILITIES 0.5%
Endesa S.A.	11,610	234
Naturgy Energy Group S.A.	25,723	648
Red Electrica Corp. S.A.	2,163	43

		925

Total Spain		7,489

SWEDEN 0.0%
ENERGY 0.0%
Lundin Petroleum AB	422	16

Total Sweden		16

SWITZERLAND 1.2%
CONSUMER STAPLES 0.1%
Nestle S.A.	1,556	187

FINANCIALS 0.6%
Swiss Re AG	8,256	705
Zurich Insurance Group AG	1,209	494

		1,199

HEALTH CARE 0.4%
Novartis AG	4,975	408
Roche Holding AG	1,054	385

		793

INDUSTRIALS 0.1%
ABB Ltd.	557	19
Adecco Group AG	3,643	182

		201

Total Switzerland		2,380

UNITED KINGDOM 4.9%
COMMUNICATION SERVICES 0.1%
Vodafone Group PLC	195,298	297

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2021 (Unaudited)

CONSUMER DISCRETIONARY 0.2%
Persimmon PLC	11,850	424

CONSUMER STAPLES 1.8%
British American Tobacco PLC	53,728	1,878
Imperial Brands PLC	73,043	1,528

		3,406

ENERGY 0.5%
BP PLC	218,474	995

FINANCIALS 0.8%
Aviva PLC	69,608	369
Direct Line Insurance Group PLC	26,507	103
Legal & General Group PLC	74,617	280
M&G PLC	180,975	495
Standard Life Aberdeen PLC	60,111	206

		1,453

HEALTH CARE 0.0%
GlaxoSmithKline PLC	767	14

INDUSTRIALS 0.1%
BAE Systems PLC	31,836	241

MATERIALS 1.3%
Amcor PLC	1,227	14
Evraz PLC	79,106	627
Rio Tinto PLC	28,782	1,887

		2,528

UTILITIES 0.1%
SSE PLC	4,919	104

Total United Kingdom		9,462

UNITED STATES 33.9%
COMMUNICATION SERVICES 5.4%
AT&T, Inc.	202,962	5,482
Clear Channel Outdoor Holdings, Inc. (c)	29,821	81
iHeartMedia, Inc. 'A' (c)	6,979	175
iHeartMedia, Inc. 'B' «(c)	5,486	123
Lumen Technologies, Inc.	217,273	2,692
Omnicom Group, Inc.	1,455	105
Verizon Communications, Inc.	31,586	1,706
ViacomCBS, Inc. 'B'	917	36

		10,400

CONSUMER DISCRETIONARY 0.2%
Home Depot, Inc.	352	116
McDonald's Corp.	569	137
Newell Brands, Inc.	8,989	199

		452

CONSUMER STAPLES 4.9%
Altria Group, Inc.	128,831	5,864
Coca-Cola Co.	2,392	126
Kraft Heinz Co.	3,320	122
PepsiCo, Inc.	785	118
Philip Morris International, Inc.	28,183	2,672
Walgreens Boots Alliance, Inc.	9,932	467

		9,369

ENERGY 11.2%
Baker Hughes Co.	3,553	88
Chevron Corp.	44,586	4,523
ConocoPhillips	2,975	202
Exxon Mobil Corp.	116,026	6,825
Helmerich & Payne, Inc.	3,584	98
HollyFrontier Corp.	2,320	77
Kinder Morgan, Inc.	81,867	1,370
Marathon Petroleum Corp.	20,254	1,252
Noble Corp. (c)(i)	1,977	53

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2021 (Unaudited)

Occidental Petroleum Corp.	32,723	968
ONEOK, Inc.	20,868	1,210
Phillips 66	11,313	792
Schlumberger NV	5,615	166
Valaris Ltd. (c)	112	4
Valero Energy Corp.	38,083	2,688
Williams Cos., Inc.	44,814	1,162

		21,478

FINANCIALS 2.7%
American International Group, Inc.	1,866	103
CIT Group, Inc.	1,889	98
Citigroup, Inc.	4,561	320
Citizens Financial Group, Inc.	4,073	191
Comerica, Inc.	4,495	362
Fifth Third Bancorp	3,982	169
Franklin Resources, Inc.	9,428	280
Huntington Bancshares, Inc.	8,790	136
Invesco Ltd.	7,324	177
JPMorgan Chase & Co.	1,599	262
KeyCorp.	11,374	246
M&T Bank Corp.	872	130
MetLife, Inc.	4,552	281
Navient Corp.	23,028	454
PNC Financial Services Group, Inc.	868	170
Principal Financial Group, Inc.	3,307	213
Prudential Financial, Inc.	9,973	1,049
Regions Financial Corp.	3,353	72
U.S. Bancorp	2,441	145
Unum Group	6,430	161
Wells Fargo & Co.	3,087	143

		5,162

HEALTH CARE 4.7%
AbbVie, Inc.	23,159	2,498
Amgen, Inc.	1,637	348
Bristol-Myers Squibb Co.	2,119	126
Cardinal Health, Inc.	5,081	251
Eli Lilly & Co.	408	94
Gilead Sciences, Inc.	19,155	1,338
Johnson & Johnson	5,689	919
Merck & Co., Inc.	9,026	678
Organon & Co.	707	23
Pfizer, Inc.	63,701	2,740

		9,015

INDUSTRIALS 0.6%
3M Co.	3,321	582
Caterpillar, Inc.	479	92
Cummins, Inc.	187	42
Emerson Electric Co.	517	49
Lockheed Martin Corp.	221	76
ManpowerGroup, Inc.	291	31
Neiman Marcus Group Ltd. LLC «(c)(i)	1,124	121
Union Pacific Corp.	511	100
United Parcel Service, Inc. 'B'	657	120
Westmoreland Mining Holdings LLC «(c)(i)	53	0

		1,213

INFORMATION TECHNOLOGY 2.8%
Broadcom, Inc.	430	208
Cisco Systems, Inc.	19,533	1,063
Corning, Inc.	2,517	92
Hewlett Packard Enterprise Co.	24,400	348
HP, Inc.	9,176	251
International Business Machines Corp.	17,377	2,414
Juniper Networks, Inc.	4,781	132
NetApp, Inc.	2,542	228
QUALCOMM, Inc.	572	74
Seagate Technology Holdings PLC	2,836	234
Texas Instruments, Inc.	794	153
Xerox Holdings Corp.	6,944	140

		5,337

MATERIALS 0.9%
Dow, Inc.	15,222	876
International Paper Co.	4,616	258

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2021 (Unaudited)

LyondellBasell Industries NV 'A'		7,452	700

			1,834

UTILITIES 0.5%
Dominion Energy, Inc.		197	14
Duke Energy Corp.		1,631	159
Exelon Corp.		1,586	77
FirstEnergy Corp.		2,042	73
PPL Corp.		15,804	441
Southern Co.		4,204	260

			1,024

Total United States			65,284

Total Common Stocks (Cost $120,097)			138,453

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 9.5%
BERMUDA 0.0%
INDUSTRIALS 0.0%
Valaris Ltd. (8.250% Cash or 12.000% PIK) 8.250% due 04/30/2028 (a)		$1	1

Total Bermuda			1

BRAZIL 0.1%
INDUSTRIALS 0.0%
Odebrecht Oil & Gas Finance Ltd. 0.000% due 11/01/2021 (e)(g)		46	1
Vale Overseas Ltd.
6.875% due 11/21/2036		10	13
6.250% due 08/10/2026		23	27

			41

UTILITIES 0.1%
Petrobras Global Finance BV 6.250% due 12/14/2026	GBP	100	153

Total Brazil			194

CANADA 0.1%
BANKING & FINANCE 0.0%
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028		$6	7

INDUSTRIALS 0.1%
Air Canada 4.625% due 08/15/2029	CAD	200	158
Bombardier, Inc.
7.875% due 04/15/2027		$39	41
7.500% due 03/15/2025		2	2

			201

Total Canada			208

CAYMAN ISLANDS 0.6%
BANKING & FINANCE 0.4%
Park Aerospace Holdings Ltd.
5.500% due 02/15/2024		3	3
4.500% due 03/15/2023		21	22
U.S. Capital Funding Ltd. 0.399% due 07/10/2043 •		904	796

			821

INDUSTRIALS 0.2%
MGM China Holdings Ltd. 4.750% due 02/01/2027		253	249
Noble Corp. PLC (11.000% Cash or 15.000% PIK) 11.000% due 02/15/2028 (a)		5	5

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2021 (Unaudited)

Transocean, Inc.
7.500% due 01/15/2026		10	8
7.250% due 11/01/2025		16	14
8.000% due 02/01/2027		10	8

			284

UTILITIES 0.0%
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(a)		99	55
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		1	1
Transocean Phoenix Ltd. 7.750% due 10/15/2024		3	2

			58

Total Cayman Islands			1,163

CURACAO 0.0%
INDUSTRIALS 0.0%
Teva Pharmaceutical Finance BV 3.650% due 11/10/2021		2	2

Total Curacao			2

FRANCE 0.3%
BANKING & FINANCE 0.1%
Societe Generale S.A. 7.375% due 10/04/2023 •(g)(h)		200	217

INDUSTRIALS 0.2%
Altice France S.A. 7.375% due 05/01/2026		308	320

Total France			537

IRELAND 0.3%
INDUSTRIALS 0.3%
Russian Railways via RZD Capital PLC 7.487% due 03/25/2031	GBP	300	539

Total Ireland			539

ITALY 0.2%
BANKING & FINANCE 0.2%
UniCredit SpA 7.830% due 12/04/2023		$370	423

Total Italy			423

JERSEY, CHANNEL ISLANDS 0.2%
INDUSTRIALS 0.2%
AA Bond Co. Ltd. 2.875% due 07/31/2043	GBP	300	405

Total Jersey, Channel Islands			405

LUXEMBOURG 0.7%
BANKING & FINANCE 0.2%
Sberbank of Russia Via SB Capital S.A. 6.125% due 02/07/2022		$400	408

INDUSTRIALS 0.1%
Intelsat Connect Finance S.A. 9.500% due 02/15/2023 ^(b)		20	5
Intelsat Jackson Holdings S.A.
9.750% due 07/15/2025 ^(b)		39	21
5.500% due 08/01/2023 ^(b)		28	16
8.000% due 02/15/2024		41	42

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2021 (Unaudited)

8.500% due 10/15/2024 ^(b)		229	131

			215

UTILITIES 0.4%
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		300	310
6.000% due 11/27/2023		300	330

			640

Total Luxembourg			1,263

MEXICO 0.2%
INDUSTRIALS 0.2%
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^«(b)		300	0
9.250% due 06/30/2020 «		100	0
Petroleos Mexicanos
6.750% due 09/21/2047		10	9
6.500% due 03/13/2027		40	42
6.500% due 01/23/2029		74	76
6.490% due 01/23/2027		30	32
6.840% due 01/23/2030		82	85
7.690% due 01/23/2050		10	9
5.950% due 01/28/2031		67	65
6.950% due 01/28/2060		30	26

			344

Total Mexico			344

MULTINATIONAL 0.1%
INDUSTRIALS 0.1%
American Airlines, Inc. 5.500% due 04/20/2026		239	251

Total Multinational			251

NETHERLANDS 0.4%
INDUSTRIALS 0.4%
Dufry One BV 2.000% due 02/15/2027	EUR	230	255
Wabtec Transportation Netherlands BV 1.250% due 12/03/2027		431	512

			767

Total Netherlands			767

NORWAY 0.1%
BANKING & FINANCE 0.1%
DNB Bank ASA 6.500% due 03/26/2022 •(g)(h)		$200	205

Total Norway			205

PANAMA 0.0%
INDUSTRIALS 0.0%
Carnival Corp. 11.500% due 04/01/2023		10	11

Total Panama			11

PERU 0.0%
BANKING & FINANCE 0.0%
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	100	24

Total Peru			24

SPAIN 0.1%
INDUSTRIALS 0.1%
Cellnex Finance Co. S.A. 3.875% due 07/07/2041		$260	256

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2021 (Unaudited)

Total Spain			256

SWITZERLAND 0.2%
BANKING & FINANCE 0.2%
Credit Suisse Group AG 7.500% due 12/11/2023 •(g)(h)		365	400

Total Switzerland			400

TURKEY 0.1%
BANKING & FINANCE 0.1%
Hazine Mustesarligi Varlik Kiralama A/S 5.800% due 02/21/2022		200	203

Total Turkey			203

UNITED KINGDOM 1.4%
BANKING & FINANCE 1.2%
Barclays PLC
4.972% due 05/16/2029 •		400	465
7.875% due 09/15/2022 •(g)(h)	GBP	200	285
HSBC Holdings PLC 6.000% due 09/29/2023 •(g)(h)	EUR	320	401
Lloyds Banking Group PLC
7.875% due 06/27/2029 •(g)(h)	GBP	200	345
7.625% due 06/27/2023 •(g)(h)		200	291
7.500% due 09/27/2025 •(g)(h)		$200	232
Tesco Property Finance PLC 6.052% due 10/13/2039	GBP	212	373

			2,392

INDUSTRIALS 0.2%
Marston's Issuer PLC 2.628% (BP0003M + 2.550%) due 07/16/2035 ~		200	218
Mitchells & Butlers Finance PLC 0.520% (BP0003M + 0.450%) due 12/15/2030 ~		99	126

			344

Total United Kingdom			2,736

UNITED STATES 4.4%
BANKING & FINANCE 0.6%
BGC Partners, Inc.
5.375% due 07/24/2023		$4	4
3.750% due 10/01/2024		6	6
Brixmor Operating Partnership LP 1.176% (US0003M + 1.050%) due 02/01/2022 ~		18	18
EPR Properties
4.950% due 04/15/2028		2	2
4.750% due 12/15/2026		2	2
Ford Motor Credit Co. LLC
3.350% due 11/01/2022		391	399
5.584% due 03/18/2024		240	258
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025		45	47
GLP Capital LP
5.250% due 06/01/2025		3	3
5.300% due 01/15/2029		19	22
MGM Growth Properties Operating Partnership LP 4.625% due 06/15/2025		237	256
Navient Corp. 6.500% due 06/15/2022		66	68
Newmark Group, Inc. 6.125% due 11/15/2023		10	11
Omega Healthcare Investors, Inc. 3.625% due 10/01/2029		8	9
OneMain Finance Corp. 6.125% due 03/15/2024		12	13
Physicians Realty LP 3.950% due 01/15/2028		4	5

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2021 (Unaudited)

Sabra Health Care LP 4.800% due 06/01/2024		3	3

			1,126

INDUSTRIALS 2.5%
American Airlines Pass-Through Trust 3.350% due 04/15/2031		8	8
Boeing Co. 6.125% due 02/15/2033		400	507
Broadcom, Inc.
4.110% due 09/15/2028		8	9
3.500% due 02/15/2041		225	223
3.469% due 04/15/2034		263	271
3.137% due 11/15/2035		8	8
Centene Corp. 4.250% due 12/15/2027		6	6
Charter Communications Operating LLC
4.800% due 03/01/2050		16	18
3.900% due 06/01/2052		100	100
Citrix Systems, Inc. 3.300% due 03/01/2030		3	3
Community Health Systems, Inc.
8.000% due 03/15/2026		46	49
6.625% due 02/15/2025		260	272
Coty, Inc. 3.875% due 04/15/2026	EUR	245	291
CVS Pass-Through Trust 8.353% due 07/10/2031		$420	547
Exela Intermediate LLC 10.000% due 07/15/2023		16	12
General Electric Co. 6.875% due 01/10/2039		2	3
Hilton Domestic Operating Co., Inc. 3.750% due 05/01/2029		200	202
Kraft Heinz Foods Co. 3.750% due 04/01/2030		18	20
Level 3 Financing, Inc. 3.875% due 11/15/2029		10	11
Netflix, Inc. 5.375% due 11/15/2029		8	10
Oracle Corp. 3.950% due 03/25/2051 (i)		510	539
Ortho-Clinical Diagnostics, Inc. 7.375% due 06/01/2025		244	258
Tenet Healthcare Corp. 4.625% due 07/15/2024		2	2
Topaz Solar Farms LLC
5.750% due 09/30/2039		71	86
4.875% due 09/30/2039		10	10
TransDigm, Inc. 5.500% due 11/15/2027		4	4
Travel + Leisure Co. 6.000% due 04/01/2027		6	7
U.S. Renal Care, Inc. 10.625% due 07/15/2027		6	6
United Airlines Pass-Through Trust 5.875% due 04/15/2029		385	432
Univision Communications, Inc. 5.125% due 02/15/2025		62	63
Western Midstream Operating LP 2.229% (US0003M + 1.850%) due 01/13/2023 ~		4	4
Windstream Escrow LLC 7.750% due 08/15/2028		229	240
Wynn Resorts Finance LLC 7.750% due 04/15/2025		500	528

			4,749

UTILITIES 1.3%
AT&T, Inc.
3.650% due 06/01/2051		8	8
3.850% due 06/01/2060		8	8
Enable Midstream Partners LP 4.950% due 05/15/2028		4	5
FirstEnergy Corp. 3.350% due 07/15/2022		410	415
Lumen Technologies, Inc. 4.000% due 02/15/2027		6	6
Pacific Gas & Electric Co.
3.750% due 08/15/2042 ^		2	2
2.950% due 03/01/2026 ^		53	54
4.500% due 12/15/2041 ^		2	2
3.250% due 06/15/2023 ^		23	24
3.400% due 08/15/2024 ^		35	36
4.000% due 12/01/2046 ^		2	2

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2021 (Unaudited)

3.300% due 03/15/2027 ^		20	21
4.250% due 03/15/2046 ^		4	4
3.750% due 07/01/2028		110	115
4.550% due 07/01/2030		127	137
4.950% due 07/01/2050		105	111
4.500% due 07/01/2040		131	134
4.600% due 06/15/2043 ^		210	210
4.750% due 02/15/2044 ^		120	122
3.250% due 06/01/2031		79	79
Southern California Edison Co. 4.875% due 03/01/2049		1	1
Sprint Corp.
7.625% due 03/01/2026		7	9
7.625% due 02/15/2025		400	468
7.125% due 06/15/2024		435	496

			2,469

Total United States			8,344

VENEZUELA 0.0%
INDUSTRIALS 0.0%
Petroleos de Venezuela S.A.
6.000% due 11/15/2026 ^(b)		300	18
6.000% due 05/16/2024 ^(b)		20	1
9.750% due 05/17/2035 ^(b)		20	1

			20

Total Venezuela			20

Total Corporate Bonds & Notes (Cost $18,126)			18,296

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.8%
UNITED KINGDOM 0.8%
Eurosail PLC
0.767% due 09/13/2045 •	GBP	416	554
1.017% due 06/13/2045 •		569	766
Grifonas Finance PLC 0.000% due 08/28/2039 •	EUR	232	264

Total United Kingdom			1,584

UNITED STATES 2.0%
Banc of America Alternative Loan Trust 6.000% due 07/25/2046 ^		$55	53
Banc of America Funding Trust 3.053% due 05/20/2036 ^~		8	8
Banc of America Mortgage Trust
3.256% due 11/20/2046 ^~		4	4
6.000% due 10/25/2036 ^		12	12
Bear Stearns Mortgage Funding Trust 7.500% due 08/25/2036 þ		31	31
Chase Mortgage Finance Trust 3.160% due 09/25/2036 ^~		24	22
Countrywide Alternative Loan Trust
6.000% due 06/25/2036 ^		92	71
6.000% due 02/25/2037 ^		53	29
6.250% due 12/25/2036 ^•		24	16
Countrywide Home Loan Mortgage Pass-Through Trust 0.586% due 07/25/2037 ^•		15	5
Credit Suisse First Boston Mortgage Securities Corp. 6.000% due 01/25/2036 ^		31	25
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 6.000% due 11/25/2035 ^		322	127
Credit Suisse Mortgage Capital Certificates 2.453% due 12/29/2037 ~		137	107
First Horizon Alternative Mortgage Securities Trust 2.539% due 06/25/2036 ^~		197	181
HSI Asset Loan Obligation Trust 6.000% due 06/25/2037 ^		4	4
JP Morgan Alternative Loan Trust 5.831% due 05/26/2037 ~		52	48
JP Morgan Mortgage Trust 6.500% due 07/25/2036 ^		82	48
Merrill Lynch Mortgage Investors Trust 2.760% due 03/25/2036 ^~		11	7
OBX Trust 0.936% due 04/25/2048 •		130	131
Residential Accredit Loans, Inc. Trust
0.886% due 10/25/2045 •		57	50
5.500% due 03/25/2037 ^		280	272
6.250% due 03/25/2037 ^		22	21

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2021 (Unaudited)

Structured Adjustable Rate Mortgage Loan Trust 2.964% due 10/25/2036 ^~	1,353	996
Wells Fargo Alternative Loan Trust 2.573% due 07/25/2037 ^~	700	650
Wells Fargo Commercial Mortgage Trust 3.412% due 09/15/2058	879	920

Total United States		3,838

Total Non-Agency Mortgage-Backed Securities (Cost $5,240)		5,422

MUNICIPAL BONDS & NOTES 0.5%
CALIFORNIA 0.1%
California State Public Works Board Revenue Notes, Series 2011 5.786% due 12/01/2021	168	170

Total California		170

ILLINOIS 0.0%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	15	19
7.350% due 07/01/2035	5	6

Total Illinois		25

PUERTO RICO 0.2%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2001 5.125% due 07/01/2031 ^(b)	30	29
Commonwealth of Puerto Rico General Obligation Bonds, Series 2007
5.250% due 07/01/2034 ^(b)	5	5
5.250% due 07/01/2037 ^(b)	5	5
Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
5.500% due 07/01/2032 ^(b)	20	19
5.700% due 07/01/2023 ^(b)	10	9
Commonwealth of Puerto Rico General Obligation Bonds, Series 2009 6.000% due 07/01/2039 ^(b)	5	5
Commonwealth of Puerto Rico General Obligation Bonds, Series 2011 5.375% due 07/01/2030 ^(b)	10	10
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.000% due 07/01/2041 ^(b)	120	105
5.125% due 07/01/2037 ^(b)	10	9
Puerto Rico Electric Power Authority Revenue Bonds, (BABs), Series 2010 6.125% due 07/01/2040 ^(b)	100	97

Total Puerto Rico		293

VIRGINIA 0.2%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007 6.706% due 06/01/2046	360	376

Total Virginia		376

Total Municipal Bonds & Notes (Cost $555)		864

	SHARES
PREFERRED STOCKS 0.5%
GERMANY 0.2%
INDUSTRIALS 0.2%
Schaeffler AG	15,832	121
Volkswagen AG	1,210	270

		391

Total Germany		391

NETHERLANDS 0.0%
BANKING & FINANCE 0.0%
Stichting AK Rabobank Certificaten 19.437% due 12/29/2049 þ(g)	26,275	44

Total Netherlands		44

UNITED KINGDOM 0.2%
BANKING & FINANCE 0.2%
Nationwide Building Society 10.250% ~	1,130	298

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2021 (Unaudited)

Total United Kingdom		298

UNITED STATES 0.1%
INDUSTRIALS 0.1%
General Electric Co. 3.446% (US0003M + 3.330%) due 12/15/2021 ~(g)	169,000	166

Total United States		166

Total Preferred Stocks (Cost $852)		899

REAL ESTATE INVESTMENT TRUSTS 2.0%
AUSTRALIA 0.0%
REAL ESTATE 0.0%
Stockland	16,671	53

Total Australia		53

CANADA 0.1%
REAL ESTATE 0.1%
H&R Real Estate Investment Trust	4,826	60
RioCan Real Estate Investment Trust	5,513	94
SmartCentres Real Estate Investment Trust	1,280	30

		184

Total Canada		184

FRANCE 0.1%
REAL ESTATE 0.1%
Klepierre S.A.	1,262	28
Unibail-Rodamco-Westfield (c)	1,514	112

		140

Total France		140

HONG KONG 0.0%
REAL ESTATE 0.0%
Link REIT	6,100	52

Total Hong Kong		52

JAPAN 0.1%
REAL ESTATE 0.1%
Japan Retail Fund Investment Corp.	110	105

Total Japan		105

UNITED STATES 1.7%
FINANCIALS 0.7%
AGNC Investment Corp.	27,736	437
Annaly Capital Management, Inc.	71,036	598
New Residential Investment Corp.	18,156	200

		1,235

REAL ESTATE 1.0%
Iron Mountain, Inc.	12,772	555
Simon Property Group, Inc.	3,133	407
Uniti Group, Inc.	32	0
Ventas, Inc.	5,119	283

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2021 (Unaudited)

VICI Properties, Inc.		26,432	751

			1,996

Total United States			3,231

Total Real Estate Investment Trusts (Cost $2,553)			3,765

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 1.5%
ARGENTINA 0.2%
Argentina Government International Bond
0.500% due 07/09/2030 þ		$299	106
1.000% due 07/09/2029		31	12
1.125% due 07/09/2035 þ		373	120
2.000% due 01/09/2038 þ		269	105
2.500% due 07/09/2041 þ		196	72
15.500% due 10/17/2026	ARS	1,226	3
34.163% (BADLARPP) due 10/04/2022 ~		28	0
36.162% (BADLARPP + 2.000%) due 04/03/2022 ~		2,640	15
Autonomous City of Buenos Aires 37.411% (BADLARPP + 3.250%) due 03/29/2024 ~		3,481	17
Provincia de Buenos Aires 37.896% due 04/12/2025		389	1

Total Argentina			451

CHINA 0.3%
China Development Bank
2.890% due 06/22/2025	CNY	300	46
3.300% due 02/01/2024		100	16
3.430% due 01/14/2027		100	16
3.680% due 02/26/2026		1,200	190
3.740% due 09/10/2025		300	48
4.150% due 10/26/2025		1,100	177

Total China			493

PERU 0.2%
Peru Government International Bond
5.940% due 02/12/2029	PEN	378	92
6.150% due 08/12/2032		332	77
6.350% due 08/12/2028		347	87
6.900% due 08/12/2037		7	1
6.950% due 08/12/2031		191	48
8.200% due 08/12/2026		199	54

Total Peru			359

ROMANIA 0.1%
Romania Government International Bond 2.000% due 04/14/2033	EUR	214	237

Total Romania			237

SOUTH AFRICA 0.4%
South Africa Government International Bond
8.000% due 01/31/2030	ZAR	200	12
8.250% due 03/31/2032		300	18
8.750% due 02/28/2048		200	11
8.875% due 02/28/2035		200	12
10.500% due 12/21/2026		10,200	760

Total South Africa			813

TURKEY 0.3%
Turkey Government International Bond
4.250% due 03/13/2025		$200	194
4.625% due 03/31/2025	EUR	100	120
5.250% due 03/13/2030		$200	185

Total Turkey			499

VENEZUELA 0.0%
Venezuela Government International Bond
6.000% due 12/09/2020		125	12
7.000% due 03/31/2038 ^(b)		2	0
7.650% due 04/21/2025 ^(b)		3	1

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2021 (Unaudited)

9.250% due 09/15/2027 ^(b)	44	5

Total Venezuela		18

Total Sovereign Issues (Cost $3,328)		2,870

U.S. GOVERNMENT AGENCIES 6.1%
UNITED STATES 6.1%
Uniform Mortgage-Backed Security
3.000% due 11/01/2029 - 03/01/2050	71	75
3.500% due 02/01/2050	47	50
4.000% due 06/01/2049 - 07/01/2050	510	550
Uniform Mortgage-Backed Security, TBA
2.000% due 12/01/2036	200	205
2.500% due 12/01/2051	700	719
3.000% due 12/01/2051	1,400	1,461
3.500% due 11/01/2051	2,600	2,753
4.000% due 11/01/2051	5,600	6,006

Total U.S. Government Agencies (Cost $11,806)		11,819

U.S. TREASURY OBLIGATIONS 4.9%
UNITED STATES 4.9%
U.S. Treasury Bonds
2.875% due 11/15/2046	600	695
3.000% due 02/15/2049	1,133	1,355
U.S. Treasury Inflation Protected Securities (f)
0.125% due 10/15/2024	213	228
0.125% due 07/15/2030	319	352
0.125% due 02/15/2051	315	345
0.250% due 07/15/2029 (m)	766	853
0.375% due 01/15/2027	36	40
0.375% due 07/15/2027	11	12
0.750% due 07/15/2028	544	623
0.875% due 01/15/2029	375	434
1.000% due 02/15/2048	111	147
1.000% due 02/15/2049	108	146
U.S. Treasury Notes
0.125% due 04/30/2023 (k)	4,000	3,995
1.125% due 02/15/2031	64	62
1.500% due 02/15/2030	71	72

Total U.S. Treasury Obligations (Cost $8,760)		9,359

	SHARES
WARRANTS 0.0%
UNITED STATES 0.0%
INFORMATION TECHNOLOGY 0.0%
Windstream Holdings LLC - Exp. 09/21/2055 «	40	1

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2021 (Unaudited)

Total Warrants (Cost $0)			1

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (j) 0.6%			1,120

ARGENTINA TREASURY BILLS 0.0%
11.596% due 12/31/2021 - 02/28/2022 (d)(e)	ARS	15,267	85

Total Argentina Treasury Bills (Cost $87)			85

Total Short-Term Instruments (Cost $1,207)			1,205

Total Investments in Securities (Cost $180,435)			201,108

		SHARES
INVESTMENTS IN AFFILIATES 0.7%
SHORT-TERM INSTRUMENTS 0.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.7%
PIMCO Short-Term Floating NAV Portfolio III		145,152	1,431

Total Short-Term Instruments (Cost $1,431)			1,431

Total Investments in Affiliates (Cost $1,431)			1,431

Total Investments 105.3% (Cost $181,866)			$202,539
Financial Derivative Instruments (l)(n) 0.1%(Cost or Premiums, net $(1,742))			167
Other Assets and Liabilities, net (5.4)%			(10,303)

Net Assets 100.0%			$192,403

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
µ					All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Payment in-kind security.
(b)					Security is not accruing income as of the date of this report.
(c)					Security did not produce income within the last twelve months.
(d)					Coupon represents a weighted average yield to maturity.
(e)					Zero coupon security.
(f)					Principal amount of security is adjusted for inflation.
(g)					Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)					Contingent convertible security.
(i)					RESTRICTED SECURITIES:
Issuer Description					Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Neiman Marcus Group Ltd. LLC					09/25/2020		$36	$121	0.06%
Noble Corp.					02/05/2021 - 02/27/2021		26	53	0.03
Oracle Corp.3.950% due 03/25/2051					03/22/2021		509	539	0.28
Westmoreland Mining Holdings LLC					03/26/2019		0	0	0.00
--
							$571	$713	0.37%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	09/30/2021	10/01/2021	$1,120	U.S. Treasury Notes 1.625% due 12/15/2022		$(1,142)	$1,120	$1,120

Total Repurchase Agreements							$(1,142)	$1,120	$1,120

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)		Payable for Reverse Repurchase Agreements

GRE				0.070%	10/01/2021	11/01/2021	$(1,398)		$(1,398)

Total Reverse Repurchase Agreements									$(1,398)

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.5)%
United States (0.5)%
Uniform Mortgage-Backed Security, TBA					2.000%	11/01/2051	$900	$(897)	$(899)

(k)					Securities with an aggregate market value of $1,398 have been pledged as collateral under the terms of master agreements as of September 30, 2021.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2021 was $(2,211) at a weighted average interest rate of 0.069%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2021 (Unaudited)

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BTP Italy Government Bond December Futures	12/2021	7	$1,232	$(15)	$4	$(4)
U.S. Treasury 10-Year Note December Futures	12/2021	118	15,530	(212)	16	0

$(227)	$20	$(4)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond December Futures	12/2021	18	$(1,841)	$32	$1	$0
U.S. Treasury 30-Year Bond December Futures	12/2021	9	(1,433)	45	0	(1)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2021	4	(764)	33	1	0

$110	$2	$(1)

Total Futures Contracts	$(117)	$22	$(5)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Boeing Co.	1.000%	Quarterly	06/20/2023	0.617%	$100	$0	$1	$1	$0	$0
General Electric Co.	1.000	Quarterly	06/20/2026	0.696	300	1	3	4	0	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	1.716	EUR	200	(21)	14	(7)	0	0

$(20)	$18	$(2)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$300	$(10)	$(2)	$(12)	$0	$0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	1,100	98	5	103	0	(1)
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026	300	28	0	28	0	(1)
iTraxx Europe Main 34 5-Year Index	1.000	Quarterly	12/20/2025	EUR	800	22	3	25	0	0

$138	$6	$144	$0	$(2)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	03/16/2032	GBP	1,300	$(10)	$49	$39	$6	$0
Receive	1-Year BRL-CDI	2.840	Maturity	01/03/2022	BRL	100	0	0	0	0	0
Receive	1-Year BRL-CDI	2.848	Maturity	01/03/2022	100	0	0	0	0	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022	400	0	1	1	0	0
Receive	1-Year BRL-CDI	2.860	Maturity	01/03/2022	500	0	1	1	0	0
Receive	1-Year BRL-CDI	2.865	Maturity	01/03/2022	200	0	1	1	0	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022	100	0	0	0	0	0
Receive	1-Year BRL-CDI	2.880	Maturity	01/03/2022	400	0	1	1	0	0
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022	300	0	1	1	0	0
Receive	1-Year BRL-CDI	2.884	Maturity	01/03/2022	100	0	0	0	0	0
Receive	1-Year BRL-CDI	2.886	Maturity	01/03/2022	100	0	0	0	0	0
Pay	1-Year BRL-CDI	3.060	Maturity	01/03/2022	3,000	0	(6)	(6)	0	0
Receive	1-Year BRL-CDI	3.360	Maturity	01/03/2022	700	(1)	2	1	0	0
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022	20,100	(6)	(26)	(32)	0	0
Pay	1-Year BRL-CDI	3.978	Maturity	01/03/2022	700	0	(1)	(1)	0	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2021 (Unaudited)

Pay	1-Year BRL-CDI	4.040	Maturity	01/03/2022		700	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	5.830	Maturity	01/02/2023		800	8	(7)	1	0	0
Pay	1-Year BRL-CDI	5.836	Maturity	01/02/2023		600	6	(5)	1	0	0
Pay	1-Year BRL-CDI	5.855	Maturity	01/02/2023		200	2	(2)	0	0	0
Pay	1-Year BRL-CDI	6.170	Maturity	01/02/2023		5,200	(1)	(19)	(20)	0	(1)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2021		$100	(2)	1	(1)	0	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2022		500	(7)	3	(4)	0	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		3,100	(293)	94	(199)	0	(2)
Receive	3-Month USD-LIBOR	0.928	Semi-Annual	05/06/2026		100	0	0	0	0	0
Receive	3-Month USD-LIBOR	0.940	Semi-Annual	06/08/2026		100	0	0	0	0	0
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		1,000	15	8	23	0	(1)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026		2,300	(345)	115	(230)	0	(3)
Receive(5)	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026		100	(2)	2	0	0	0
Receive	3-Month USD-LIBOR	1.740	Semi-Annual	12/16/2026		100	(8)	4	(4)	0	0
Pay	3-Month USD-LIBOR	1.280	Semi-Annual	03/24/2028		400	(1)	1	0	1	0
Receive	3-Month USD-LIBOR	1.235	Semi-Annual	05/12/2028		100	0	0	0	0	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		1,610	(91)	9	(82)	2	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		4,900	(643)	304	(339)	0	(9)
Pay	3-Month USD-LIBOR	1.265	Semi-Annual	09/28/2028		100	0	0	0	0	0
Pay(5)	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		422	11	(8)	3	1	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/10/2029		100	(12)	7	(5)	0	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029		200	(15)	13	(2)	0	(1)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/15/2030		300	(30)	22	(8)	0	(1)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	02/12/2030		200	(25)	16	(9)	0	(1)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/10/2030		100	(13)	8	(5)	0	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		2,400	(130)	167	37	0	(5)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		127	1	4	5	0	0
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		663	(60)	13	(47)	2	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		2,600	153	(35)	178	0	(7)
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	07/16/2031		100	0	1	1	0	0
Receive	3-Month USD-LIBOR	1.370	Semi-Annual	07/19/2031		100	0	1	1	0	0
Receive	3-Month USD-LIBOR	1.360	Semi-Annual	07/20/2031		100	0	1	1	0	0
Receive	3-Month USD-LIBOR	1.405	Semi-Annual	09/07/2031		100	(1)	2	1	0	0
Receive	3-Month USD-LIBOR	1.910	Semi-Annual	10/17/2049		100	(23)	21	(2)	0	0
Receive	3-Month USD-LIBOR	1.895	Semi-Annual	10/18/2049		100	(23)	21	(2)	0	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/11/2049		900	(292)	204	(88)	0	(3)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		100	(26)	22	(4)	0	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050		100	(16)	21	5	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050		500	(97)	108	11	0	(1)
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050		300	(48)	63	15	0	(1)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		600	(196)	140	(56)	0	(2)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050		400	41	15	56	0	(1)
Pay	3-Month USD-LIBOR	1.491	Semi-Annual	01/21/2051		100	(1)	(7)	(8)	0	0
Pay	3-Month USD-LIBOR	1.590	Semi-Annual	02/09/2051		900	(7)	(48)	(55)	2	0
Receive	3-Month USD-LIBOR	1.785	Semi-Annual	08/12/2051		100	(1)	2	1	0	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	09/19/2023	ZAR	900	5	(2)	3	0	0
Pay	3-Month ZAR-JIBAR	4.848	Quarterly	01/11/2026		900	0	(2)	(2)	0	0
Pay	3-Month ZAR-JIBAR	4.915	Quarterly	02/01/2026		200	0	(1)	(1)	0	0
Pay	3-Month ZAR-JIBAR	5.020	Quarterly	02/11/2026		400	0	(1)	(1)	0	0
Receive	3-Month ZAR-JIBAR	8.300	Quarterly	03/15/2027		600	(5)	1	(4)	0	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	5,080	483	(146)	337	0	(1)
Receive	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		80	(9)	3	(6)	0	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	800	(2)	20	18	0	0
Receive(5)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2032		300	(6)	5	(1)	0	0
Receive	6-Month JPY-LIBOR	0.020	Semi-Annual	09/20/2028	JPY	210,000	4	6	10	0	(1)
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	03/15/2029		341,000	4	11	15	0	(2)
Receive	28-Day MXN-TIIE	6.950	Lunar	06/17/2022	MXN	32,100	(67)	50	(17)	0	(1)
Pay	28-Day MXN-TIIE	7.640	Lunar	01/03/2023		200	1	(1)	0	0	0
Pay	28-Day MXN-TIIE	7.645	Lunar	01/03/2023		2,000	6	(4)	2	0	0
Pay	28-Day MXN-TIIE	7.745	Lunar	01/05/2023		1,400	5	(3)	2	0	0
Pay	28-Day MXN-TIIE	7.610	Lunar	01/23/2023		6,000	19	(13)	6	0	0
Pay	28-Day MXN-TIIE	7.805	Lunar	02/06/2023		3,400	12	(8)	4	0	0
Pay	28-Day MXN-TIIE	7.820	Lunar	02/06/2023		3,400	12	(8)	4	0	0
Pay	28-Day MXN-TIIE	5.990	Lunar	01/30/2026		4,300	9	(17)	(8)	0	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		15,500	35	(62)	(27)	1	0
Pay	28-Day MXN-TIIE	6.490	Lunar	09/08/2026		30,000	97	(132)	(35)	2	0
Receive	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		2,900	(22)	16	(6)	0	0
Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027		11,400	(86)	62	(24)	0	(1)
Receive	28-Day MXN-TIIE	7.800	Lunar	12/28/2027		1,200	(8)	6	(2)	0	0
Receive	28-Day MXN-TIIE	7.910	Lunar	12/30/2027		700	(5)	4	(1)	0	0
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028		2,000	(15)	11	(4)	0	0
Receive	28-Day MXN-TIIE	8.050	Lunar	01/31/2028		1,900	(15)	11	(4)	0	0
Pay	28-Day MXN-TIIE	7.165	Lunar	09/06/2032		400	2	(3)	(1)	0	0
Pay	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		100	1	(1)	0	0	0
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037		100	1	(1)	0	0	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		900	(9)	8	(1)	0	0
Pay	UKRPI	4.000	Maturity	09/15/2031	GBP	100	0	0	0	0	(1)

							$(1,682)	$1,113	$(569)	$17	$(46)

Total Swap Agreements							$(1,564)	$1,137	$(427)	$17	$(48)

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2021 (Unaudited)

(m)

Securities with an aggregate market value of $429 and cash of $1,083 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)						This instrument has a forward starting effective date.
(n)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	10/2021		$40	CNH	261	$0	$0
	10/2021		4,396	GBP	3,251	0	(15)
	10/2021		89	PEN	360	0	(2)
	11/2021	GBP	3,251		$4,396	16	0
	11/2021		$51	RUB	3,805	1	0
	12/2021		87		6,458	1	0
	12/2021	ZAR	1,460		$99	3	0
	01/2022	PEN	246		60	0	0
BPS	10/2021	AUD	96		71	1	0
	10/2021	BRL	1,185		218	0	0
	10/2021		$225	BRL	1,185	0	(7)
	10/2021		24	CNH	155	0	0
	10/2021		27	EUR	23	0	(1)
	10/2021		52	GBP	38	0	(1)
	11/2021		78	CAD	98	0	(1)
	11/2021		58	MXN	1,172	0	(1)
BRC	11/2021		15	RUB	1,119	0	0
CBK	10/2021	BRL	16		$3	0	0
	10/2021	GBP	23		32	1	0
	10/2021	PEN	930		239	14	0
	10/2021		$3	BRL	16	0	0
	10/2021		25	PEN	95	0	(2)
	11/2021	PEN	219		$56	3	0
	11/2021		$221	NOK	1,955	2	0
	11/2021		19	PEN	79	0	0
	11/2021		123	RUB	9,156	2	0
	12/2021		12	CNH	76	0	0
	12/2021		95	INR	7,241	2	0
	12/2021		57	RUB	4,257	1	0
	12/2021	ZAR	1,489		$101	3	0
	02/2022	PEN	185		45	1	0
	02/2022	ZAR	104		7	0	0
	03/2022		$23	PEN	95	0	0
	04/2022		0	INR	27	0	0
	05/2022	PEN	111		$27	1	0
	05/2022		$75	PEN	306	0	(2)
FBF	11/2021		14	RUB	1,029	0	0
GLM	10/2021	BRL	141		$26	0	0
	10/2021		$27	BRL	141	0	(1)
	10/2021		12	CNH	79	0	0
	10/2021		228	MXN	4,621	0	(5)
	10/2021		84	RUB	6,335	3	0
	10/2021		13	TRY	113	0	(1)
	11/2021	PEN	100		$27	3	0
	11/2021		$16	RUB	1,176	0	0
	12/2021		13	CNH	87	0	0
	12/2021		151	IDR	2,167,301	0	0
	12/2021		204	MXN	4,209	0	(3)
	12/2021		139	RUB	10,363	1	0
	12/2021	ZAR	76		$5	0	0
	01/2022		$19	PEN	79	0	0
	02/2022	CAD	61		$51	3	0
	04/2022		$31	INR	2,430	1	0
HUS	10/2021	CNH	112		$17	0	0
	10/2021	MXN	9,051		449	11	0
	10/2021		$430	MXN	9,051	9	0
	10/2021		22	RUB	1,647	1	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2021 (Unaudited)

11/2021	17	CNH	112	0	0
11/2021	3	RUB	197	0	0
12/2021	PEN	18	$5	1	0
12/2021	$44	IDR	637,135	0	0
12/2021	41	INR	3,153	1	0
01/2022	442	MXN	9,051	0	(11)
IND	02/2022	126	CLP	97,797	0	(6)
02/2022	ZAR	1,657	$107	0	(1)
JPM	11/2021	$132	IDR	1,890,414	0	0
12/2021	27	INR	2,064	0	0
02/2022	ZAR	47	$3	0	0
MYI	10/2021	BRL	2,407	442	1	0
10/2021	$451	BRL	2,407	0	(9)
10/2021	77	GBP	56	0	(2)
11/2021	43	IDR	618,815	0	0
04/2022	INR	2,049	$26	0	(1)
RYL	02/2022	ZAR	354	23	0	0
SCX	10/2021	EUR	1,891	2,234	43	0
10/2021	GBP	3,322	4,552	76	0
10/2021	JPY	10,700	97	1	0
10/2021	$108	RUB	8,113	3	0
11/2021	EUR	1,868	$2,166	1	0
11/2021	JPY	10,700	96	0	0
12/2021	PEN	11	3	0	0
12/2021	$16	CNH	103	0	0
12/2021	92	IDR	1,314,952	0	0
12/2021	216	INR	16,214	1	0
12/2021	ZAR	449	$31	2	0
SSB	10/2021	BRL	3,749	699	11	0
11/2021	$696	BRL	3,749	0	(11)
12/2021	ZAR	1,105	$75	2	0
UAG	10/2021	$66	RUB	4,985	2	0
11/2021	61	4,597	1	0
12/2021	ZAR	584	$40	2	0

Total Forward Foreign Currency Contracts	$232	$(83)

PURCHASED OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

JPM	Put - OTC CDX.IG-36 5-Year Index	Buy	0.700%	10/20/2021	600	$1	$0

Total Purchased Options	$1	$0

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Put - OTC CDX.IG-36 5-Year Index	Sell	0.900%	10/20/2021	600	$(1)	$0

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC USD versus INR	INR	81.000	04/27/2022	27	$0	$0
GLM	Call - OTC USD versus CAD	CAD	1.265	02/11/2022	261	(3)	(5)
MYI	Call - OTC USD versus INR	INR	81.500	04/22/2022	104	(2)	0
UAG	Call - OTC USD versus INR	81.000	05/02/2022	28	0	0

$(5)	$(5)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.245%	10/22/2021	100	$0	$0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.545	10/22/2021	100	0	(1)
DUB	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.940	12/30/2021	100	0	0
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.380	12/30/2021	100	0	0
FAR	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.945	12/29/2021	100	0	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2021 (Unaudited)

Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.385	12/29/2021	100	0	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.200	10/01/2021	100	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	10/01/2021	100	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.235	10/13/2021	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.535	10/13/2021	100	0	(1)

$(2)	$(3)

Total Written Options	$(8)	$(8)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Mexico Government International Bond	1.000%	Quarterly	06/20/2024	0.505%	$40	$(1)	$2	$1	$0
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2022	0.816	245	(8)	9	1	0
Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.409	300	(5)	1	0	(4)
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.409	200	(3)	1	0	(3)
Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.371	100	(1)	2	1	0
Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.566	100	(1)	2	1	0
Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	0.489	200	(36)	36	0	0
HUS	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.291	400	(12)	9	0	(3)
Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.416	300	(5)	9	4	0
JPM	South Africa Government International Bond	1.000	Quarterly	06/20/2023	0.928	100	(5)	5	0	0
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.566	100	(1)	2	1	0
Mexico Government International Bond	1.000	Quarterly	12/20/2026	1.016	500	1	(1)	0	0
South Africa Government International Bond	1.000	Quarterly	12/20/2022	0.672	400	(8)	10	2	0

$(85)	$87	$11	$(10)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$4,000	$(86)	$122	$37	$0

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

AZD	Pay	3-Month CNY-CNREPOFIX	2.445%	Quarterly	06/17/2025	CNY	1,100	$0	$0	$0	$0
CBK	Pay	3-Month CNY-CNREPOFIX	2.850	Quarterly	01/23/2025	500	0	2	2	0

$0	$2	$2	$0

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	iBoxx USD Investment Grade Corporate Bond ETF	323	(1.516)% (1-Month USD-LIBOR less a specified spread)	Monthly	10/17/2022	$28	$0	$0	$0	$0

Total Swap Agreements								$(171)	$211	$50	$(10)

(1)	Notional Amount represents the number of contracts.

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2021 (Unaudited)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 09/30/2021

Investments in Securities, at Value
Asset-Backed Securities
Cayman Islands		$0	$385	$0	$385
United States		0	5,644	0	5,644
Loan Participations and Assignments
Canada		0	3	0	3
Luxembourg		0	28	38	66
United States		0	1,859	198	2,057
Common Stocks
Australia
	Consumer Discretionary	0	370	0	370
	Consumer Staples	0	438	0	438
	Energy	0	97	0	97
	Financials	0	1,579	0	1,579
	Industrials	0	279	0	279
	Materials	0	6,217	0	6,217
	Utilities	0	115	0	115
Austria
	Energy	0	171	0	171
	Industrials	14	0	0	14
Belgium
	Communication Services	0	146	0	146
	Energy	0	151	0	151
	Financials	0	258	0	258
	Materials	0	72	0	72
Canada
	Consumer Discretionary	65	0	0	65
	Energy	1,968	0	0	1,968
	Financials	634	0	0	634
	Materials	83	0	0	83
Cayman Islands
	Industrials	0	4	0	4
Finland
	Financials	0	199	0	199
	Industrials	0	146	0	146
	Materials	0	203	0	203
	Utilities	0	52	0	52
France
	Communication Services	0	352	0	352
	Consumer Staples	0	158	0	158
	Energy	0	5,913	0	5,913
	Financials	0	2,278	0	2,278
	Health Care	0	215	0	215
	Industrials	36	881	0	917
Germany
	Communication Services	81	175	0	256
	Consumer Discretionary	0	277	0	277
	Consumer Staples	0	233	0	233
	Financials	0	94	0	94
	Health Care	0	212	0	212
	Industrials	0	441	0	441
	Materials	0	3,171	0	3,171
	Utilities	0	105	0	105
Hong Kong
	Industrials	0	87	0	87
	Information Technology	0	53	0	53
Israel
	Financials	55	0	0	55
Italy

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2021 (Unaudited)

Energy	0	479	0	479
Financials	0	218	0	218
Utilities	0	178	0	178
Japan
Communication Services	0	3,867	0	3,867
Consumer Discretionary	0	955	0	955
Consumer Staples	0	2,437	0	2,437
Energy	0	804	0	804
Financials	0	5,216	0	5,216
Health Care	0	1,107	0	1,107
Industrials	86	5,451	0	5,537
Information Technology	0	2,426	0	2,426
Materials	0	364	0	364
Real Estate	0	387	0	387
Netherlands
Communication Services	98	69	0	167
Consumer Staples	0	163	0	163
Financials	0	600	0	600
New Zealand
Communication Services	0	49	0	49
Utilities	0	23	0	23
Norway
Communication Services	0	125	0	125
Energy	114	152	0	266
Financials	0	124	0	124
Materials	0	180	0	180
Singapore
Financials	0	72	0	72
Spain
Communication Services	0	3,107	0	3,107
Energy	0	2,510	0	2,510
Financials	0	370	0	370
Industrials	0	577	0	577
Utilities	0	925	0	925
Sweden
Energy	16	0	0	16
Switzerland
Consumer Staples	0	187	0	187
Financials	0	1,199	0	1,199
Health Care	0	793	0	793
Industrials	19	182	0	201
United Kingdom
Communication Services	0	297	0	297
Consumer Discretionary	0	424	0	424
Consumer Staples	0	3,406	0	3,406
Energy	0	995	0	995
Financials	103	1,350	0	1,453
Health Care	0	14	0	14
Industrials	0	241	0	241
Materials	14	2,514	0	2,528
Utilities	0	104	0	104
United States
Communication Services	10,277	0	123	10,400
Consumer Discretionary	452	0	0	452
Consumer Staples	9,369	0	0	9,369
Energy	21,478	0	0	21,478
Financials	5,162	0	0	5,162
Health Care	9,015	0	0	9,015
Industrials	1,092	0	121	1,213
Information Technology	5,337	0	0	5,337
Materials	1,834	0	0	1,834
Utilities	1,024	0	0	1,024
Corporate Bonds & Notes
Bermuda
Industrials	0	1	0	1
Brazil
Industrials	0	41	0	41
Utilities	0	153	0	153
Canada
Banking & Finance	0	7	0	7
Industrials	0	201	0	201
Cayman Islands
Banking & Finance	0	821	0	821
Industrials	0	284	0	284
Utilities	0	58	0	58
Curacao
Industrials	0	2	0	2
France
Banking & Finance	0	217	0	217
Industrials	0	320	0	320
Ireland
Industrials	0	539	0	539
Italy
Banking & Finance	0	423	0	423
Jersey, Channel Islands
Industrials	0	405	0	405

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2021 (Unaudited)

Luxembourg
Banking & Finance	0	408	0	408
Industrials	0	215	0	215
Utilities	0	640	0	640
Mexico
Industrials	0	344	0	344
Multinational
Industrials	0	251	0	251
Netherlands
Industrials	0	767	0	767
Norway
Banking & Finance	0	205	0	205
Panama
Industrials	0	11	0	11
Peru
Banking & Finance	0	24	0	24
Spain
Industrials	0	256	0	256
Switzerland
Banking & Finance	0	400	0	400
Turkey
Banking & Finance	0	203	0	203
United Kingdom
Banking & Finance	0	2,392	0	2,392
Industrials	0	344	0	344
United States
Banking & Finance	0	1,126	0	1,126
Industrials	0	4,749	0	4,749
Utilities	0	2,469	0	2,469
Venezuela
Industrials	0	20	0	20
Non-Agency Mortgage-Backed Securities
United Kingdom	0	1,584	0	1,584
United States	0	3,838	0	3,838
Municipal Bonds & Notes
California	0	170	0	170
Illinois	0	25	0	25
Puerto Rico	0	293	0	293
Virginia	0	376	0	376
Preferred Stocks
Germany
Industrials	0	391	0	391
Netherlands
Banking & Finance	0	44	0	44
United Kingdom
Banking & Finance	0	298	0	298
United States
Industrials	0	166	0	166
Real Estate Investment Trusts
Australia
Real Estate	0	53	0	53
Canada
Real Estate	184	0	0	184
France
Real Estate	0	140	0	140
Hong Kong
Real Estate	0	52	0	52
Japan
Real Estate	0	105	0	105
United States
Financials	1,235	0	0	1,235
Real Estate	1,996	0	0	1,996
Sovereign Issues
Argentina	0	451	0	451
China	0	493	0	493
Peru	0	359	0	359
Romania	0	237	0	237
South Africa	0	813	0	813
Turkey	0	499	0	499
Venezuela	0	18	0	18
U.S. Government Agencies
United States	0	11,819	0	11,819
U.S. Treasury Obligations
United States	0	9,359	0	9,359
Warrants
United States
Information Technology	0	0	1	1
Short-Term Instruments
Repurchase Agreements	0	1,120	0	1,120
Argentina Treasury Bills	0	85	0	85

	$71,841	$128,786	$481	$201,108
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,431	$0	$0	$1,431

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	September 30, 2021 (Unaudited)

Total Investments	$73,272	$128,786	$481	$202,539

Short Sales, at Value – Liabilities
United States	0	0	0	0

	$0	$(899)	$0	$(899)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	5	34	0	39
Over the counter	0	282	0	282

	$5	$316	$0	$321
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5)	(48)	0	(53)
Over the counter	0	(101)	0	(101)

	$(5)	$(149)	$0	$(154)

Total Financial Derivative Instruments	$0	$167	$0	$167

Totals	$73,272	$128,054	$481	$201,807

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

Schedule of Investments PIMCO RAE Emerging Markets Fund	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.7% ¤
COMMON STOCKS 91.7%
BRAZIL 6.9%
COMMUNICATION SERVICES 0.4%
Telefonica Brasil S.A.	530,500	$4,176
TIM S.A.	103,600	224

		4,400

CONSUMER DISCRETIONARY 0.4%
Petrobras Distribuidora S.A.	1,151,200	4,966

CONSUMER STAPLES 0.3%
Ambev S.A.	264,400	743
BRF S.A. (a)	166,900	830
JBS S.A.	244,600	1,665

		3,238

ENERGY 0.4%
Ultrapar Participacoes S.A.	1,779,800	4,817

FINANCIALS 3.1%
Banco do Brasil S.A.	5,366,400	28,479
Banco Santander Brasil S.A.	709,600	4,609
IRB Brasil Resseguros S/A	3,654,500	3,174
Porto Seguro S.A.	184,400	1,675

		37,937

HEALTH CARE 0.1%
Hypera S.A.	135,300	798

INDUSTRIALS 0.8%
Embraer S.A. (a)	2,399,900	10,193

INFORMATION TECHNOLOGY 0.5%
Cielo S.A.	13,650,900	5,740

MATERIALS 0.8%
Cia Siderurgica Nacional S.A.	375,749	1,982
Vale S.A.	541,039	7,575

		9,557

UTILITIES 0.1%
Centrais Eletricas Brasileiras S.A.	42,200	298
Cia de Saneamento Basico do Estado de Sao Paulo	72,800	516
Cia de Saneamento de Minas Gerais-COPASA	66,300	168
Cia Paranaense de Energia	63,600	417
EDP - Energias do Brasil S.A.	65,700	222

		1,621

Total Brazil		83,267

CHILE 0.4%
CONSUMER DISCRETIONARY 0.0%
Falabella S.A.	50,664	178

CONSUMER STAPLES 0.1%
Cencosud S.A.	806,139	1,559

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2021 (Unaudited)

Cia Cervecerias Unidas S.A.	81,890	727

		2,286

FINANCIALS 0.1%
Banco de Chile	3,010,045	278
Banco Santander Chile	6,561,820	329

		607

MATERIALS 0.1%
CAP S.A.	104,055	1,106

UTILITIES 0.1%
AES Andes S.A.	4,335,537	509
Aguas Andinas S.A. 'A'	1,058,201	213
Colbun S.A.	1,590,142	257
Engie Energia Chile S.A.	328,296	220

		1,199

Total Chile		5,376

CHINA 12.7%
CONSUMER DISCRETIONARY 0.8%
BAIC Motor Corp. Ltd. 'H'	6,101,000	2,108
China Yongda Automobiles Services Holdings Ltd.	526,000	759
GOME Retail Holdings Ltd. (a)(c)	8,618,000	804
Great Wall Motor Co. Ltd. 'H'	1,447,500	5,326
Hisense Home Appliances Group Co. Ltd.	168,000	182

		9,179

CONSUMER STAPLES 0.1%
Tingyi Cayman Islands Holding Corp.	338,000	628

ENERGY 1.6%
China Coal Energy Co. Ltd. 'H'	1,405,000	1,066
China Petroleum & Chemical Corp. 'H'	27,090,400	13,350
China Shenhua Energy Co. Ltd. 'H'	1,645,000	3,832
PetroChina Co. Ltd. 'H'	1,706,000	799

		19,047

FINANCIALS 5.6%
Bank of China Ltd. 'H'	42,613,000	15,057
Bank of Communications Co. Ltd. 'H'	6,357,000	3,763
China Cinda Asset Management Co. Ltd. 'H'	14,933,000	2,522
China Construction Bank Corp. 'H'	42,558,000	30,373
China Everbright Bank Co. Ltd. 'H'	1,785,000	628
China Huarong Asset Management Co. Ltd. 'H' «(a)	19,152,000	1,255
Industrial & Commercial Bank of China Ltd. 'H'	24,357,000	13,501
PICC Property & Casualty Co. Ltd. 'H'	982,000	952

		68,051

HEALTH CARE 0.1%
China Resources Pharmaceutical Group Ltd.	2,433,000	1,194
Sinopharm Group Co. Ltd. 'H'	230,400	604

		1,798

INDUSTRIALS 0.7%
Beijing Capital International Airport Co. Ltd. 'H' (a)	292,000	171
China Communications Services Corp. Ltd. 'H'	2,272,000	1,257
CITIC Ltd.	4,170,000	4,415
Guangshen Railway Co. Ltd. 'H' (a)	1,458,000	269
Metallurgical Corp. of China Ltd.	1,259,000	385
Sinopec Engineering Group Co. Ltd. 'H'	1,190,500	603
Sinotruk Hong Kong Ltd.	317,500	470
Weichai Power Co. Ltd. 'H'	167,000	346
Yangzijiang Shipbuilding Holdings Ltd.	292,200	294
Zhejiang Expressway Co. Ltd. 'H'	602,000	497

		8,707

INFORMATION TECHNOLOGY 2.4%
AAC Technologies Holdings, Inc.	309,500	1,464
BYD Electronic International Co. Ltd. (c)	218,500	764
FIH Mobile Ltd. (a)(c)	5,317,000	793

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2021 (Unaudited)

Lenovo Group Ltd.	19,962,000	26,055

		29,076

MATERIALS 0.9%
Angang Steel Co. Ltd. 'H'	6,112,000	3,739
China Hongqiao Group Ltd.	1,336,500	1,696
China National Building Material Co. Ltd. 'H'	3,463,400	4,659
China Oriental Group Co. Ltd.	770,000	238
Sinopec Shanghai Petrochemical Co. Ltd. 'H'	2,528,000	613

		10,945

REAL ESTATE 0.4%
China Evergrande Group (c)	1,185,000	448
Greentown China Holdings Ltd.	259,000	391
Guangzhou R&F Properties Co. Ltd. 'H' (c)	1,254,600	965
KWG Living Group Holdings Ltd.	206,250	152
KWG Property Holding Ltd.	777,000	758
Powerlong Real Estate Holdings Ltd.	1,172,000	883
Shui On Land Ltd.	4,377,000	656
Sino-Ocean Group Holding Ltd.	2,875,000	564

		4,817

UTILITIES 0.1%
China Longyuan Power Group Corp. Ltd. 'H'	552,000	1,354

Total China		153,602

GREECE 0.7%
COMMUNICATION SERVICES 0.1%
Hellenic Telecommunications Organization S.A.	56,181	1,055

CONSUMER DISCRETIONARY 0.0%
OPAP S.A.	33,393	517

ENERGY 0.0%
Motor Oil Hellas Corinth Refineries S.A. (a)	28,306	430

FINANCIALS 0.3%
Alpha Bank AE (a)(c)	1,817,512	2,280
National Bank of Greece S.A. (a)	539,186	1,501

		3,781

UTILITIES 0.3%
Public Power Corp. S.A. (a)(c)	340,529	3,213

Total Greece		8,996

HONG KONG 1.6%
FINANCIALS 0.1%
China Everbright Ltd.	608,000	714
Far East Horizon Ltd.	859,000	872

		1,586

INDUSTRIALS 0.4%
China Merchants Port Holdings Co. Ltd.	146,000	249
COSCO SHIPPING Ports Ltd.	758,000	655
Orient Overseas International Ltd.	121,000	2,093
Shanghai Industrial Holdings Ltd.	699,000	1,047

		4,044

MATERIALS 0.1%
China Resources Cement Holdings Ltd.	432,000	415

REAL ESTATE 0.2%
China Overseas Land & Investment Ltd.	673,000	1,523
Poly Property Group Co. Ltd.	2,062,000	543
Shenzhen Investment Ltd.	2,414,000	605

		2,671

UTILITIES 0.8%
Beijing Enterprises Holdings Ltd.	41,500	166
China Resources Power Holdings Co. Ltd.	2,698,000	7,749

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2021 (Unaudited)

Kunlun Energy Co. Ltd.	2,068,000	2,153

		10,068

Total Hong Kong		18,784

INDIA 15.3%
COMMUNICATION SERVICES 0.1%
Indus Towers Ltd.	64,371	266
Vodafone Idea Ltd. (a)	3,621,223	578

		844

CONSUMER DISCRETIONARY 2.3%
Bosch Ltd.	3,190	663
Hero MotoCorp Ltd.	116,865	4,457
Motherson Sumi Systems Ltd.	569,348	1,724
Rajesh Exports Ltd. (a)	38,480	303
Tata Motors Ltd. (a)	4,587,187	20,387

		27,534

ENERGY 2.6%
Bharat Petroleum Corp. Ltd.	146,343	848
Coal India Ltd.	1,858,589	4,619
Hindustan Petroleum Corp. Ltd.	550,142	2,218
Indian Oil Corp. Ltd.	5,195,708	8,719
Oil & Natural Gas Corp. Ltd.	6,357,840	12,291
Oil India Ltd.	689,796	2,409
Petronet LNG Ltd.	82,747	265

		31,369

FINANCIALS 2.5%
Bank of India (a)	354,260	263
Canara Bank	572,394	1,324
IDFC Ltd. (a)	4,681,139	3,441
Indiabulls Housing Finance Ltd. 'L'	3,638,197	11,243
Power Finance Corp. Ltd.	1,487,602	2,833
REC Ltd.	1,281,613	2,712
Shriram Transport Finance Co. Ltd.	65,064	1,132
State Bank of India	1,204,492	7,301
Yes Bank Ltd. «(a)	3,406,176	461

		30,710

HEALTH CARE 0.3%
Dr Reddy's Laboratories Ltd.	35,850	2,352
Sun Pharmaceutical Industries Ltd.	88,553	974

		3,326

INDUSTRIALS 0.4%
Bharat Electronics Ltd.	477,546	1,299
Bharat Heavy Electricals Ltd.	4,597,606	3,974

		5,273

INFORMATION TECHNOLOGY 0.4%
HCL Technologies Ltd.	14,243	244
Infosys Ltd.	71,977	1,614
Oracle Financial Services Software Ltd.	7,284	446
Redington India Ltd.	678,174	1,270
Wipro Ltd.	137,530	1,168

		4,742

MATERIALS 6.4%
Dalmia Bharat Ltd.	17,686	499
Grasim Industries Ltd.	10,447	234
Gujarat State Fertilizers & Chemicals Ltd.	135,530	234
Hindalco Industries Ltd.	1,504,099	9,845
Hindustan Zinc Ltd.	98,879	413
Jindal Steel & Power Ltd. (a)	230,649	1,198
JSW Steel Ltd.	132,443	1,183
National Aluminium Co. Ltd.	7,480,765	9,347
NMDC Ltd.	1,349,584	2,582
Rain Industries Ltd.	159,332	514
Steel Authority of India Ltd.	3,213,834	4,882
Tata Steel BSL Ltd. (a)	256,683	290
Tata Steel Ltd.	1,321,893	22,749

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2021 (Unaudited)

Vedanta Ltd.	6,305,245	24,257

		78,227

UTILITIES 0.3%
GAIL India Ltd.	95,457	204
JSW Energy Ltd.	406,148	2,134
NHPC Ltd.	393,412	158
PTC India Ltd.	340,955	529

		3,025

Total India		185,050

INDONESIA 0.7%
COMMUNICATION SERVICES 0.2%
Telkom Indonesia Persero Tbk PT	7,134,300	1,827

CONSUMER STAPLES 0.0%
Hanjaya Mandala Sampoerna Tbk PT	3,176,900	228

ENERGY 0.3%
Adaro Energy Tbk PT	10,783,400	1,318
Indo Tambangraya Megah Tbk PT	1,803,500	2,608

		3,926

MATERIALS 0.0%
Indocement Tunggal Prakarsa Tbk PT	372,400	271

UTILITIES 0.2%
Perusahaan Gas Negara Tbk PT (a)	23,591,700	1,947

Total Indonesia		8,199

MALAYSIA 0.9%
COMMUNICATION SERVICES 0.2%
Astro Malaysia Holdings Bhd.	761,900	188
Telekom Malaysia Bhd.	1,393,600	1,896

		2,084

CONSUMER DISCRETIONARY 0.1%
Genting Bhd.	1,140,800	1,373

FINANCIALS 0.3%
CIMB Group Holdings Bhd.	756,400	860
Hong Leong Financial Group Bhd.	74,400	325
Malayan Banking Bhd.	775,500	1,491
Public Bank Bhd.	447,200	435
RHB Bank Bhd.	513,500	668

		3,779

INDUSTRIALS 0.3%
AirAsia Group Bhd. (a)	12,466,400	3,127
IJM Corp. Bhd.	1,143,500	492

		3,619

REAL ESTATE 0.0%
Mah Sing Group Bhd.	1,897,200	320

UTILITIES 0.0%
YTL Power International Bhd.	1,594,096	253

Total Malaysia		11,428

MEXICO 6.1%
COMMUNICATION SERVICES 1.9%
America Movil S.A.B. de C.V.	23,040,680	20,383
Grupo Televisa S.A.B.	1,451,210	3,200

		23,583

CONSUMER STAPLES 0.4%
Coca-Cola Femsa S.A.B. de C.V.	13,295	748

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2021 (Unaudited)

Gruma S.A.B. de C.V. 'B'	114,640	1,313
Grupo Bimbo S.A.B. de C.V. 'A'	671,500	1,888
Kimberly-Clark de Mexico S.A.B. de C.V. 'A'	278,800	459
Wal-Mart de Mexico S.A.B. de C.V.	331,200	1,125

		5,533

FINANCIALS 0.1%
Grupo Financiero Inbursa S.A.B. de C.V. 'O' (a)	886,498	831

INDUSTRIALS 0.2%
Alfa S.A.B. de C.V. 'A'	3,041,500	2,108

MATERIALS 3.5%
Alpek S.A.B. de C.V.	400,400	456
Cemex S.A.B. de C.V.	45,972,500	33,163
Grupo Mexico S.A.B. de C.V. 'B'	1,400,300	5,589
Industrias Penoles S.A.B. de C.V. (a)	52,545	619
Orbia Advance Corp. S.A.B. de C.V.	909,200	2,331

		42,158

Total Mexico		74,213

PHILIPPINES 0.5%
COMMUNICATION SERVICES 0.4%
Globe Telecom, Inc.	11,345	663
PLDT, Inc.	111,610	3,676

		4,339

INDUSTRIALS 0.1%
Alliance Global Group, Inc.	2,629,000	530
DMCI Holdings, Inc.	2,046,200	284
International Container Terminal Services, Inc.	45,920	176

		990

UTILITIES 0.0%
First Gen Corp.	663,500	442

Total Philippines		5,771

POLAND 1.3%
COMMUNICATION SERVICES 0.1%
Orange Polska S.A. (a)	304,732	615

ENERGY 0.1%
Polski Koncern Naftowy ORLEN S.A.	37,250	768
Polskie Gornictwo Naftowe i Gazownictwo S.A.	672,706	1,093

		1,861

FINANCIALS 0.4%
Bank Polska Kasa Opieki S.A.	165,271	4,272
Powszechny Zaklad Ubezpieczen S.A.	25,009	229
Santander Bank Polska S.A. (a)	8,543	645

		5,146

INFORMATION TECHNOLOGY 0.0%
Asseco Poland S.A.	13,857	305

MATERIALS 0.4%
Jastrzebska Spolka Weglowa S.A. (a)(c)	263,505	3,675
KGHM Polska Miedz S.A.	23,099	910

		4,585

UTILITIES 0.3%
Enea S.A. (a)	173,040	402
PGE Polska Grupa Energetyczna S.A. (a)	866,547	1,937

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2021 (Unaudited)

Tauron Polska Energia S.A.	1,286,108	1,080

		3,419

Total Poland		15,931

RUSSIA 7.8%
COMMUNICATION SERVICES 0.4%
Mobile TeleSystems PJSC	656,720	2,963
Rostelecom PJSC (c)	581,270	720
Sistema PJSC FC	2,970,060	1,095

		4,778

CONSUMER STAPLES 0.5%
Magnit PJSC	76,353	6,369

ENERGY 1.0%
LUKOIL PJSC	106,962	10,121
Lukoil PJSC SP - ADR	17,387	1,651

		11,772

FINANCIALS 2.5%
Sberbank of Russia PJSC	4,105,240	19,178
VTB Bank PJSC	15,317,750,000	10,860

		30,038

INDUSTRIALS 0.0%
Globaltrans Investment PLC GDR	54,260	436

MATERIALS 3.0%
Alrosa PJSC	3,931,530	7,165
Magnitogorsk Iron & Steel Works PJSC	6,154,960	5,781
MMC Norilsk Nickel PJSC	12,275	3,661
Novolipetsk Steel PJSC	2,831,860	8,414
Severstal PAO	529,553	11,017

		36,038

REAL ESTATE 0.0%
LSR Group PJSC	20,707	215

UTILITIES 0.4%
Federal Grid Co. Unified Energy System PJSC	400,350,000	1,015
Inter RAO UES PJSC	8,652,000	551
Rosseti PJSC	92,627,012	1,626
RusHydro PJSC	133,020,000	1,478
Unipro PJSC (c)	15,756,000	591

		5,261

Total Russia		94,907

SAUDI ARABIA 0.1%
COMMUNICATION SERVICES 0.0%
Etihad Etisalat Co.	28,720	239

MATERIALS 0.1%
National Petrochemical Co.	18,238	243
Saudi Industrial Investment Group	57,245	620

		863

Total Saudi Arabia		1,102

SOUTH AFRICA 5.9%
COMMUNICATION SERVICES 1.2%
MTN Group Ltd. (a)	1,271,224	11,940
Telkom S.A. SOC Ltd. (a)	834,346	2,445
Vodacom Group Ltd.	56,455	540

		14,925

CONSUMER DISCRETIONARY 0.7%
Motus Holdings Ltd.	209,032	1,413
Pepkor Holdings Ltd. (a)	308,277	442
Truworths International Ltd.	666,201	2,464

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2021 (Unaudited)

Woolworths Holdings Ltd.	981,390	3,824

		8,143

CONSUMER STAPLES 0.5%
Distell Group Holdings Ltd. (a)	32,882	414
Shoprite Holdings Ltd.	307,355	3,648
Tiger Brands Ltd.	172,294	2,143

		6,205

ENERGY 0.0%
Exxaro Resources Ltd. (c)	38,917	416

FINANCIALS 1.8%
Absa Group Ltd.	660,761	6,686
FirstRand Ltd.	375,492	1,609
Liberty Holdings Ltd. (a)	266,947	1,666
Momentum Metropolitan Holdings (c)	1,672,927	2,321
Nedbank Group Ltd.	461,714	5,368
Standard Bank Group Ltd.	450,644	4,267

		21,917

HEALTH CARE 0.3%
Life Healthcare Group Holdings Ltd. (a)	387,770	587
Netcare Ltd. (a)	2,483,606	2,671

		3,258

INDUSTRIALS 0.2%
Barloworld Ltd.	280,139	2,288

MATERIALS 1.2%
AngloGold Ashanti Ltd.	20,810	333
Gold Fields Ltd.	157,258	1,289
Kumba Iron Ore Ltd.	41,099	1,350
Sappi Ltd. (a)	765,953	2,035
Sasol Ltd. (a)	487,620	9,243

		14,250

Total South Africa		71,402

SOUTH KOREA 11.3%
COMMUNICATION SERVICES 0.7%
KT Corp.	440,732	8,688

CONSUMER DISCRETIONARY 3.5%
Hankook Tire & Technology Co. Ltd.	46,611	1,689
Hyundai Mobis Co. Ltd.	4,005	845
Hyundai Motor Co.	20,538	3,419
Hyundai Wia Corp. (c)	10,926	719
Kia Corp.	292,288	19,740
LG Electronics, Inc.	126,511	13,448
LOTTE Himart Co. Ltd.	58,746	1,462
Lotte Shopping Co. Ltd. (c)	13,879	1,187

		42,509

CONSUMER STAPLES 0.1%
E-MART, Inc.	6,162	848
KT&G Corp.	14,838	1,015

		1,863

ENERGY 0.1%
GS Holdings Corp.	31,616	1,180

FINANCIALS 1.1%
BNK Financial Group, Inc.	120,573	894
DB Insurance Co. Ltd.	29,301	1,568
Hanwha Life Insurance Co. Ltd.	966,369	2,924
Hyundai Marine & Fire Insurance Co. Ltd.	64,168	1,371
KB Financial Group, Inc.	49,003	2,279
Samsung Card Co. Ltd.	25,528	725
Samsung Fire & Marine Insurance Co. Ltd.	3,680	727

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2021 (Unaudited)

Samsung Life Insurance Co. Ltd.	41,651	2,555

		13,043

INDUSTRIALS 2.1%
DL E&C Co. Ltd. (a)	1,512	169
Doosan Bobcat, Inc.	4,958	165
Doosan Heavy Industries & Construction Co. Ltd. (a)(c)	455,027	7,832
Doosan Infracore Co. Ltd. (a)(c)	82,949	665
Hanwha Corp.	152,935	4,365
Hyundai Engineering & Construction Co. Ltd.	98,940	4,233
KCC Corp.	1,548	536
LG International Corp.	154,465	4,472
LS Corp.	26,033	1,394
Posco International Corp.	72,457	1,442
SK Networks Co. Ltd.	68,038	295

		25,568

INFORMATION TECHNOLOGY 1.3%
LG Display Co. Ltd. (a)(c)	483,357	7,627
Samsung Electronics Co. Ltd.	126,508	7,843

		15,470

MATERIALS 1.7%
Dongkuk Steel Mill Co. Ltd. (c)	109,708	1,675
Hyundai Steel Co.	64,413	2,529
Kolon Industries, Inc.	28,994	2,415
Korea Petrochemical Ind Co. Ltd.	9,866	1,766
Lotte Chemical Corp.	6,825	1,374
POSCO	38,103	10,492
Taekwang Industrial Co. Ltd.	240	224

		20,475

UTILITIES 0.7%
Korea Electric Power Corp.	416,053	8,236

Total South Korea		137,032

TAIWAN 11.9%
COMMUNICATION SERVICES 0.1%
Chunghwa Telecom Co. Ltd.	277,000	1,098
Far EasTone Telecommunications Co. Ltd.	123,000	271

		1,369

CONSUMER DISCRETIONARY 0.3%
Cheng Shin Rubber Industry Co. Ltd.	567,000	719
China Motor Corp.	363,000	958
Formosa Taffeta Co. Ltd.	233,000	251
Pou Chen Corp.	1,651,000	1,989

		3,917

CONSUMER STAPLES 0.0%
Uni-President Enterprises Corp.	167,640	410

FINANCIALS 0.5%
Cathay Financial Holding Co. Ltd.	1,094,581	2,257
CTBC Financial Holding Co. Ltd.	439,000	359
Fubon Financial Holding Co. Ltd.	1,167,700	3,191

		5,807

INDUSTRIALS 0.4%
China Airlines Ltd. (a)	2,586,000	1,582
Eva Airways Corp.	1,732,686	1,165
Walsin Lihwa Corp.	1,826,000	1,640

		4,387

INFORMATION TECHNOLOGY 10.6%
Acer, Inc.	5,038,000	4,439
Asustek Computer, Inc.	1,311,000	15,226
AU Optronics Corp.	17,163,000	10,760
Compal Electronics, Inc.	9,413,000	7,936
Delta Electronics, Inc.	163,000	1,460
Foxconn Technology Co. Ltd.	346,000	865
Hon Hai Precision Industry Co. Ltd.	3,588,316	13,394
Innolux Corp.	22,471,000	13,526

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2021 (Unaudited)

Inventec Corp.	5,346,000	4,925
Lite-On Technology Corp.	1,180,035	2,630
MediaTek, Inc.	84,000	2,704
Novatek Microelectronics Corp.	114,000	1,656
Pegatron Corp.	3,562,000	8,531
Powertech Technology, Inc.	425,000	1,581
Quanta Computer, Inc.	1,059,000	2,931
Silicon Motion Technology Corp. ADR	4,845	334
Supreme Electronics Co. Ltd.	758,000	1,195
Synnex Technology International Corp.	400,650	746
United Microelectronics Corp.	13,192,000	29,903
Wistron Corp.	2,528,515	2,486
WPG Holdings Ltd.	888,320	1,539

		128,767

Total Taiwan		144,657

THAILAND 5.7%
COMMUNICATION SERVICES 0.1%
Advanced Info Service PCL	95,600	551
Jasmine International PCL	4,561,200	384

		935

CONSUMER STAPLES 0.1%
Charoen Pokphand Foods PCL	524,700	398
Thai Union Group PCL 'F'	1,011,800	649

		1,047

ENERGY 1.1%
Bangchak Corp. PCL	627,000	507
Banpu PCL (c)	10,931,800	3,989
Esso Thailand PCL (a)(c)	991,500	238
IRPC PCL	18,965,200	2,313
PTT Exploration & Production PCL	164,800	568
PTT PCL	1,422,700	1,627
Star Petroleum Refining PCL	14,317,800	4,139

		13,381

FINANCIALS 3.6%
Bangkok Bank PCL (c)	466,300	1,591
Kasikornbank PCL	4,605,400	17,943
Krung Thai Bank PCL	6,665,075	2,151
Siam Commercial Bank PCL	5,079,800	18,187
Thanachart Capital PCL	3,013,504	3,008
Tisco Financial Group PCL	391,400	1,056
TMBThanachart Bank PCL	10,728,600	349

		44,285

INDUSTRIALS 0.6%
Delta Electronics Thailand PCL	496,497	6,852

INFORMATION TECHNOLOGY 0.0%
Cal-Comp Electronics Thailand PCL	1,887,500	151

MATERIALS 0.2%
PTT Global Chemical PCL	660,300	1,224
Siam Cement PCL	116,300	1,376
Siam City Cement PCL	75,000	357

		2,957

Total Thailand		69,608

TURKEY 1.8%
COMMUNICATION SERVICES 0.1%
Turkcell Iletisim Hizmetleri A/S (c)	410,731	705

CONSUMER DISCRETIONARY 0.3%
Arcelik A/S	168,374	615
Ford Otomotiv Sanayi A/S	13,000	244
Tofas Turk Otomobil Fabrikasi A/S	399,497	2,336

		3,195

ENERGY 0.0%
Turkiye Petrol Rafinerileri A/S (a)	41,125	535

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2021 (Unaudited)

FINANCIALS 1.3%
Akbank T.A.S.	2,800,684	1,678
Haci Omer Sabanci Holding A/S (c)	4,836,075	5,271
Is Yatirim Menkul Degerler A/S	696,910	1,036
Turkiye Garanti Bankasi A/S	5,204,612	5,395
Turkiye Is Bankasi 'C'	2,013,313	1,170
Yapi ve Kredi Bankasi A/S	2,674,879	725

		15,275

MATERIALS 0.1%
Eregli Demir ve Celik Fabrikalari TAS	791,651	1,458

UTILITIES 0.0%
Aygaz A/S	287,783	495

Total Turkey		21,663

UNITED STATES 0.1%
CONSUMER DISCRETIONARY 0.1%
Nexteer Automotive Group Ltd.	1,575,000	1,610

Total United States		1,610

Total Common Stocks (Cost $759,578)		1,112,598

PREFERRED STOCKS 7.4%
BRAZIL 7.2%
BANKING & FINANCE 4.9%
Banco Bradesco S.A.	6,332,571	24,222
Banco do Estado do Rio Grande do Sul S.A.	1,212,600	2,596
Itau Unibanco Holding S.A.	6,120,289	32,514

		59,332

INDUSTRIALS 1.4%
Braskem S.A.	898,300	9,788
Gerdau S.A.	613,938	3,055
Metalurgica Gerdau S.A.	1,646,900	3,756
Usinas Siderurgicas de Minas Gerais S.A.	304,900	903

		17,502

UTILITIES 0.9%
Cia Energetica de Minas Gerais	2,334,846	6,015
Cia Energetica de Sao Paulo	227,900	988
Cia Paranaense de Energia	1,939,600	2,593
Petroleo Brasileiro S.A.	157,900	790

		10,386

Total Brazil		87,220

CHILE 0.1%
INDUSTRIALS 0.1%
Embotelladora Andina S.A.	133,264	287
Sociedad Quimica y Minera de Chile S.A.	18,709	1,007

		1,294

Total Chile		1,294

RUSSIA 0.1%
UTILITIES 0.1%
Bashneft PJSC	20,827	310

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2021 (Unaudited)

Transneft PJSC	761	1,669

		1,979

Total Russia		1,979

Total Preferred Stocks (Cost $77,430)		90,493

REAL ESTATE INVESTMENT TRUSTS 0.4%
SOUTH AFRICA 0.1%
REAL ESTATE 0.1%
Growthpoint Properties Ltd.	144,528	137
Redefine Properties Ltd. (a)	3,145,561	955

		1,092

Total South Africa		1,092

TURKEY 0.3%
REAL ESTATE 0.3%
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (c)	18,698,764	3,764

Total Turkey		3,764

Total Real Estate Investment Trusts (Cost $5,020)		4,856

RIGHTS 0.0%
SOUTH KOREA 0.0%
INDUSTRIALS 0.0%
Hyundai Engineering & Construction Co. Ltd. (a)	2,011	136

Total Rights (Cost $0)		136

WARRANTS 0.1%
THAILAND 0.0%
FINANCIALS 0.1%
BANPU Public Co.	5,116,200	930

Total Warrants (Cost $0)		930

SHORT-TERM INSTRUMENTS 1.1%
REPURCHASE AGREEMENTS (e) 1.1%		13,009

Total Short-Term Instruments (Cost $13,009)		13,009

Total Investments in Securities (Cost $855,037)		1,222,022

INVESTMENTS IN AFFILIATES 2.1%
SHORT-TERM INSTRUMENTS 2.1%
MUTUAL FUNDS 2.1%
PIMCO Government Money Market Fund 0.060% (b)(c)(d)	26,163,737	26,164

Total Short-Term Instruments (Cost $26,164)		26,164

Total Investments in Affiliates (Cost $26,164)		26,164

Total Investments 102.8% (Cost $881,201)		$1,248,186
Other Assets and Liabilities, net (2.8)%		(34,353)

Net Assets 100.0%		$1,213,833

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)

Securities with an aggregate market value of $24,832 were out on loan in exchange for $26,875 of cash collateral as of September 30, 2021. The collateral was invested in a cash collateral reinvestment vehicle as described in Note 5 in the Notes to Financial Statements.

(d)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	09/30/2021	10/01/2021	$13,009	U.S. Treasury Notes 0.125% - 1.625% due 12/15/2022 - 12/31/2022		$(13,269)	$13,009	$13,009

Total Repurchase Agreements							$(13,269)	$13,009	$13,009

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2021

Investments in Securities, at Value
Common Stocks
Brazil
	Communication Services				$4,400	$0	$0	$4,400
	Consumer Discretionary				4,966	0	0	4,966
	Consumer Staples				3,238	0	0	3,238
	Energy				4,817	0	0	4,817
	Financials				37,937	0	0	37,937
	Health Care				798	0	0	798
	Industrials				10,193	0	0	10,193
	Information Technology				5,740	0	0	5,740
	Materials				9,557	0	0	9,557
	Utilities				1,621	0	0	1,621
Chile
	Consumer Discretionary				178	0	0	178
	Consumer Staples				1,559	727	0	2,286
	Financials				329	278	0	607
	Materials				1,106	0	0	1,106
	Utilities				470	729	0	1,199
China
	Consumer Discretionary				182	8,997	0	9,179
	Consumer Staples				0	628	0	628
	Energy				0	19,047	0	19,047
	Financials				0	66,796	1,255	68,051
	Health Care				0	1,798	0	1,798
	Industrials				497	8,210	0	8,707
	Information Technology				0	29,076	0	29,076
	Materials				0	10,945	0	10,945
	Real Estate				0	4,817	0	4,817
	Utilities				0	1,354	0	1,354
Greece
	Communication Services				0	1,055	0	1,055
	Consumer Discretionary				0	517	0	517
	Energy				0	430	0	430
	Financials				0	3,781	0	3,781
	Utilities				0	3,213	0	3,213
Hong Kong
	Financials				872	714	0	1,586
	Industrials				0	4,044	0	4,044
	Materials				0	415	0	415
	Real Estate				543	2,128	0	2,671
	Utilities				0	10,068	0	10,068
India
	Communication Services				0	844	0	844
	Consumer Discretionary				0	27,534	0	27,534
	Energy				0	31,369	0	31,369

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2021 (Unaudited)

Financials	0	30,249	461	30,710
Health Care	0	3,326	0	3,326
Industrials	0	5,273	0	5,273
Information Technology	0	4,742	0	4,742
Materials	0	78,227	0	78,227
Utilities	158	2,867	0	3,025
Indonesia
Communication Services	0	1,827	0	1,827
Consumer Staples	0	228	0	228
Energy	0	3,926	0	3,926
Materials	0	271	0	271
Utilities	0	1,947	0	1,947
Malaysia
Communication Services	188	1,896	0	2,084
Consumer Discretionary	1,373	0	0	1,373
Financials	2,251	1,528	0	3,779
Industrials	3,127	492	0	3,619
Real Estate	320	0	0	320
Utilities	253	0	0	253
Mexico
Communication Services	23,583	0	0	23,583
Consumer Staples	5,533	0	0	5,533
Financials	831	0	0	831
Industrials	2,108	0	0	2,108
Materials	42,158	0	0	42,158
Philippines
Communication Services	4,339	0	0	4,339
Industrials	176	814	0	990
Utilities	442	0	0	442
Poland
Communication Services	615	0	0	615
Energy	1,093	768	0	1,861
Financials	645	4,501	0	5,146
Information Technology	305	0	0	305
Materials	0	4,585	0	4,585
Utilities	1,080	2,339	0	3,419
Russia
Communication Services	0	4,778	0	4,778
Consumer Staples	0	6,369	0	6,369
Energy	39	11,733	0	11,772
Financials	0	30,038	0	30,038
Industrials	436	0	0	436
Materials	0	36,038	0	36,038
Real Estate	0	215	0	215
Utilities	0	5,261	0	5,261
Saudi Arabia
Communication Services	239	0	0	239
Materials	243	620	0	863
South Africa
Communication Services	2,985	11,940	0	14,925
Consumer Discretionary	4,319	3,824	0	8,143
Consumer Staples	6,205	0	0	6,205
Energy	416	0	0	416
Financials	10,964	10,953	0	21,917
Health Care	3,258	0	0	3,258
Industrials	2,288	0	0	2,288
Materials	2,035	12,215	0	14,250
South Korea
Communication Services	3,339	5,349	0	8,688
Consumer Discretionary	0	42,509	0	42,509
Consumer Staples	0	1,863	0	1,863
Energy	0	1,180	0	1,180
Financials	0	13,043	0	13,043
Industrials	0	25,568	0	25,568
Information Technology	7,843	7,627	0	15,470
Materials	0	20,475	0	20,475
Utilities	0	8,236	0	8,236
Taiwan
Communication Services	0	1,369	0	1,369
Consumer Discretionary	0	3,917	0	3,917
Consumer Staples	0	410	0	410
Financials	0	5,807	0	5,807
Industrials	0	4,387	0	4,387
Information Technology	34,597	94,170	0	128,767
Thailand
Communication Services	0	935	0	935
Consumer Staples	0	1,047	0	1,047
Energy	0	13,381	0	13,381
Financials	0	44,285	0	44,285
Industrials	0	6,852	0	6,852
Information Technology	0	151	0	151
Materials	0	2,957	0	2,957
Turkey
Communication Services	0	705	0	705
Consumer Discretionary	2,580	615	0	3,195
Energy	0	535	0	535

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	September 30, 2021 (Unaudited)

Financials	2,403	12,872	0	15,275
Materials	0	1,458	0	1,458
Utilities	0	495	0	495
United States
Consumer Discretionary	0	1,610	0	1,610
Preferred Stocks
Brazil
Banking & Finance	59,332	0	0	59,332
Industrials	17,502	0	0	17,502
Utilities	10,386	0	0	10,386
Chile
Industrials	287	1,007	0	1,294
Russia
Utilities	0	1,979	0	1,979
Real Estate Investment Trusts
South Africa
Real Estate	1,092	0	0	1,092
Turkey
Real Estate	3,764	0	0	3,764
Rights
South Korea
Industrials	0	136	0	136
Warrants
Thailand
Financials	0	930	0	930
Short-Term Instruments
Repurchase Agreements	0	13,009	0	13,009

	$356,133	$864,173	$1,716	$1,222,022
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	26,164	0	0	26,164

Total Investments	$382,297	$864,173	$1,716	$1,248,186

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

Schedule of Investments PIMCO RAE Global ex-US Fund	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.3% ¤
SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (b) 0.3%		$249

Total Short-Term Instruments (Cost $249)		249

Total Investments in Securities (Cost $249)		249

	SHARES
INVESTMENTS IN AFFILIATES 99.7%
MUTUAL FUNDS (a) 99.7%
UNITED STATES 99.7%
PIMCO RAE Emerging Markets Fund	1,907,695	22,034
PIMCO RAE International Fund	6,454,663	70,549

Total Mutual Funds (Cost $79,120)		92,583

Total Investments in Affiliates (Cost $79,120)		92,583

Total Investments 100.0% (Cost $79,369)		$92,832
Other Assets and Liabilities, net 0.0%		27

Net Assets 100.0%		$92,859

Schedule of Investments PIMCO RAE Global ex-US Fund (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	09/30/2021	10/01/2021	$249	U.S. Treasury Notes 1.625% due 12/15/2022		$(254)	$249	$249

Total Repurchase Agreements							$(254)	$249	$249

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2021

Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements					$0	$249	$0	$249

					$0	$249	$0	$249
Investments in Affiliates, at Value
Mutual Funds
United States					92,583	0	0	92,583

Total Investments					$92,583	$249	$0	$92,832

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

Schedule of Investments PIMCO RAE Global Fund	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.2% ¤
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (b) 0.2%		$435

Total Short-Term Instruments (Cost $435)		435

Total Investments in Securities (Cost $435)		435

	SHARES
INVESTMENTS IN AFFILIATES 99.8%
MUTUAL FUNDS (a) 99.8%
UNITED STATES 99.8%
PIMCO RAE Emerging Markets Fund	3,013,163	34,802
PIMCO RAE International Fund	10,197,684	111,461
PIMCO RAE US Fund	9,376,618	128,084

Total Mutual Funds (Cost $196,208)		274,347

Total Investments in Affiliates (Cost $196,208)		274,347

Total Investments 100.0% (Cost $196,643)		$274,782
Other Assets and Liabilities, net 0.0%		(5)

Net Assets 100.0%		$274,777

Schedule of Investments PIMCO RAE Global Fund (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	09/30/2021	10/01/2021	$435	U.S. Treasury Notes 0.125% due 12/31/2022		$(444)	$435	$435

Total Repurchase Agreements							$(444)	$435	$435

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2021

Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements					$0	$435	$0	$435

					$0	$435	$0	$435
Investments in Affiliates, at Value
Mutual Funds
United States					274,347	0	0	274,347

Total Investments					$274,347	$435	$0	$274,782

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

Schedule of Investments PIMCO RAE International Fund	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.2% ¤

COMMON STOCKS 97.0%
AUSTRALIA 4.6%
COMMUNICATION SERVICES 0.5%
Telstra Corp. Ltd.	1,602,852	$4,491

CONSUMER DISCRETIONARY 0.4%
Crown Resorts Ltd. (a)	122,693	840
Wesfarmers Ltd.	68,112	2,709

		3,549

CONSUMER STAPLES 0.7%
Coles Group Ltd.	105,604	1,283
Endeavour Group Ltd.	95,558	478
Metcash Ltd.	906,438	2,535
Woolworths Group Ltd.	95,558	2,684

		6,980

ENERGY 0.1%
Ampol Ltd.	26,832	535
Woodside Petroleum Ltd.	32,196	551

		1,086

FINANCIALS 0.7%
AMP Ltd.	1,140,217	804
Australia & New Zealand Banking Group Ltd.	48,200	968
Bendigo & Adelaide Bank Ltd.	72,684	488
QBE Insurance Group Ltd.	59,854	493
Suncorp Group Ltd.	266,456	2,369
Westpac Banking Corp.	69,363	1,283

		6,405

INDUSTRIALS 0.2%
Aurizon Holdings Ltd.	303,328	821
Brambles Ltd.	55,118	424
Downer EDI Ltd.	126,846	578
Qantas Airways Ltd. (a)	151,653	612

		2,435

MATERIALS 1.8%
BHP Group Ltd.	124,123	3,315
BHP Group PLC	59,795	1,506
BlueScope Steel Ltd.	28,500	413
Fortescue Metals Group Ltd.	283,852	3,024
Orica Ltd.	42,397	414
Rio Tinto Ltd.	126,124	8,979

		17,651

REAL ESTATE 0.0%
Lendlease Corp. Ltd.	42,993	331

UTILITIES 0.2%
AGL Energy Ltd.	421,495	1,741

Total Australia		44,669

AUSTRIA 0.6%
MATERIALS 0.6%
Lenzing AG (a)	4,278	518

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2021 (Unaudited)

voestalpine AG	130,733	4,829

		5,347

Total Austria		5,347

BELGIUM 0.8%
COMMUNICATION SERVICES 0.2%
Proximus SADP	80,952	1,607

CONSUMER STAPLES 0.3%
Anheuser-Busch InBev S.A. NV	24,406	1,384
Etablissements Franz Colruyt NV	29,663	1,513

		2,897

FINANCIALS 0.1%
KBC Group NV	15,022	1,355

HEALTH CARE 0.2%
UCB S.A.	13,328	1,493

INDUSTRIALS 0.0%
bpost S.A.	20,784	183

Total Belgium		7,535

CANADA 4.9%
CONSUMER DISCRETIONARY 2.5%
Canadian Tire Corp. Ltd. 'A'	11,013	1,541
Gildan Activewear, Inc.	17,409	636
Magna International, Inc.	295,513	22,240

		24,417

CONSUMER STAPLES 0.1%
George Weston Ltd.	10,634	1,147

ENERGY 0.7%
ARC Resources Ltd. (c)	151,738	1,422
Crescent Point Energy Corp.	570,014	2,628
Suncor Energy, Inc.	89,624	1,858
Vermilion Energy, Inc. (a)	56,759	561

		6,469

FINANCIALS 0.6%
CI Financial Corp.	62,081	1,260
Great-West Lifeco, Inc. (c)(e)	15,881	483
Onex Corp.	7,376	522
Power Corp. of Canada	86,708	2,858
Sun Life Financial, Inc.	15,468	796

		5,919

INDUSTRIALS 0.4%
Air Canada (a)	63,539	1,160
Thomson Reuters Corp.	27,618	3,054

		4,214

INFORMATION TECHNOLOGY 0.1%
Celestica, Inc. (a)	76,003	675

MATERIALS 0.3%
Teck Resources Ltd. 'B'	64,898	1,616
Turquoise Hill Resources Ltd. (a)	74,613	1,103

		2,719

UTILITIES 0.2%
Atco Ltd. 'I'	42,137	1,352

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2021 (Unaudited)

Canadian Utilities Ltd. 'A'	20,106	542

		1,894

Total Canada		47,454

DENMARK 0.9%
CONSUMER STAPLES 0.1%
Carlsberg A/S 'B'	4,594	749

FINANCIALS 0.1%
Danske Bank A/S	71,528	1,205

INDUSTRIALS 0.7%
AP Moller - Maersk A/S 'B'	531	1,438
ISS A/S (a)	230,139	4,864

		6,302

Total Denmark		8,256

FINLAND 1.0%
FINANCIALS 0.7%
Nordea Bank Abp	615,789	7,935

INDUSTRIALS 0.1%
Kone Oyj 'B'	6,157	432
Wartsila Oyj Abp	33,386	398

		830

INFORMATION TECHNOLOGY 0.1%
Nokia Oyj (a)	104,639	577

MATERIALS 0.1%
UPM-Kymmene Oyj	19,323	684

Total Finland		10,026

FRANCE 5.3%
COMMUNICATION SERVICES 0.3%
Bollore S.A.	54,739	316
Orange S.A.	216,472	2,341
Vivendi S.A.	33,654	424

		3,081

CONSUMER DISCRETIONARY 1.1%
Cie Generale des Etablissements Michelin S.C.A.	10,137	1,555
Renault S.A.	59,372	2,106
Valeo	262,945	7,338

		10,999

CONSUMER STAPLES 0.5%
Carrefour S.A.	180,519	3,235
Casino Guichard Perrachon S.A.	50,089	1,346

		4,581

ENERGY 0.2%
TotalEnergies SE	46,096	2,203

FINANCIALS 0.4%
AXA S.A.	130,640	3,621

HEALTH CARE 0.5%
Sanofi	46,089	4,437

INDUSTRIALS 1.5%
Air France-KLM (a)(c)	818,274	3,994
Cie de Saint-Gobain	71,434	4,807
Eiffage S.A.	7,019	709
Rexel S.A.	66,018	1,272

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2021 (Unaudited)

Schneider Electric SE	22,795	3,797

		14,579

INFORMATION TECHNOLOGY 0.0%
Capgemini SE	1,235	256

UTILITIES 0.8%
Engie S.A.	331,545	4,338
Suez S.A.	79,767	1,819
Veolia Environnement S.A.	52,479	1,603

		7,760

Total France		51,517

GERMANY 7.3%
COMMUNICATION SERVICES 0.5%
Deutsche Telekom AG	217,960	4,371

CONSUMER DISCRETIONARY 2.0%
Bayerische Motoren Werke AG	53,422	5,074
Continental AG (a)	10,274	1,115
Daimler AG	124,248	10,963
TUI AG (a)(c)	355,745	1,548
Vitesco Technologies Group AG (a)	2,055	121

		18,821

CONSUMER STAPLES 0.5%
Metro AG	342,791	4,447

FINANCIALS 0.5%
Deutsche Bank AG	110,936	1,410
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	9,651	2,634
Talanx AG	12,210	519

		4,563

HEALTH CARE 0.0%
Fresenius SE & Co. KGaA	9,099	435

INDUSTRIALS 1.3%
Deutsche Lufthansa AG (a)(c)	1,747,494	11,923
Siemens AG	5,808	950

		12,873

MATERIALS 2.1%
Aurubis AG	35,199	2,643
BASF SE	46,455	3,522
Covestro AG	155,090	10,570
Evonik Industries AG	67,547	2,118
Salzgitter AG (a)	41,803	1,400
thyssenkrupp AG	42,761	450

		20,703

UTILITIES 0.4%
E.ON SE	207,095	2,528
Uniper SE	38,698	1,611

		4,139

Total Germany		70,352

HONG KONG 1.9%
CONSUMER DISCRETIONARY 0.2%
Skyworth Group Ltd. (a)	1,668,215	501
Yue Yuen Industrial Holdings Ltd. (a)	537,000	1,088

		1,589

FINANCIALS 0.0%
Hang Seng Bank Ltd.	11,200	192

INDUSTRIALS 0.2%
CK Hutchison Holdings Ltd.	71,500	477
Hutchison Port Holdings Trust	3,636,300	868

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2021 (Unaudited)

MTR Corp. Ltd.	87,000	468

		1,813

INFORMATION TECHNOLOGY 0.3%
Kingboard Holdings Ltd.	338,500	1,532
Kingboard Laminates Holdings Ltd.	417,000	681
VTech Holdings Ltd.	54,700	398

		2,611

MATERIALS 0.0%
Lee & Man Paper Manufacturing Ltd.	581,000	425

REAL ESTATE 1.2%
CK Asset Holdings Ltd.	70,500	407
Hang Lung Group Ltd.	203,000	473
Hang Lung Properties Ltd.	303,000	691
Henderson Land Development Co. Ltd.	59,000	225
Hongkong Land Holdings Ltd.	140,900	673
Hopson Development Holdings Ltd.	229,689	818
Hysan Development Co. Ltd.	77,000	251
Kerry Properties Ltd.	531,500	1,398
New World Development Co. Ltd.	106,000	431
Shimao Property Holdings Ltd.	236,500	434
Sino Land Co. Ltd.	156,000	210
Sun Hung Kai Properties Ltd.	35,500	443
Swire Pacific Ltd. 'A'	482,500	2,855
Wharf Holdings Ltd.	663,000	2,193
Wharf Real Estate Investment Co. Ltd.	38,000	195

		11,697

Total Hong Kong		18,327

IRELAND 0.7%
FINANCIALS 0.1%
Bank of Ireland Group PLC (a)	111,747	663

HEALTH CARE 0.4%
Medtronic PLC	31,049	3,892

INDUSTRIALS 0.1%
AerCap Holdings NV (a)	27,639	1,598

MATERIALS 0.1%
Smurfit Kappa Group PLC	10,628	559

Total Ireland		6,712

ISRAEL 1.6%
COMMUNICATION SERVICES 0.3%
Bezeq The Israeli Telecommunication Corp. Ltd. (a)	2,172,926	2,557

ENERGY 0.2%
Delek Group Ltd. (a)	6,324	448
Oil Refineries Ltd. (a)	1,926,319	434
Paz Oil Co. Ltd. (a)	4,512	490

		1,372

FINANCIALS 0.1%
Bank Hapoalim BM	63,438	557
Bank Leumi Le-Israel BM	57,576	488

		1,045

HEALTH CARE 0.8%
Teva Pharmaceutical Industries Ltd. SP - ADR (a)	784,071	7,637

MATERIALS 0.2%
ICL Group Ltd.	79,415	579
Israel Corp. Ltd. (a)	4,430	1,367

		1,946

REAL ESTATE 0.0%
Gazit-Globe Ltd.	56,395	397

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2021 (Unaudited)

Total Israel		14,954

ITALY 2.5%
COMMUNICATION SERVICES 0.2%
Telecom Italia SpA	5,621,204	2,198

ENERGY 0.2%
Eni SpA	149,600	1,995

FINANCIALS 1.1%
Assicurazioni Generali SpA	165,963	3,515
Banca Monte dei Paschi di Siena SpA (a)(c)	498,557	622
Intesa Sanpaolo SpA	1,932,577	5,471
Unipol Gruppo Finanziario SpA	178,696	1,039
UnipolSai Assicurazioni SpA	168,151	471

		11,118

INDUSTRIALS 0.1%
Leonardo SpA	61,223	501

UTILITIES 0.9%
A2A SpA	186,297	382
Enel SpA	974,831	7,482
Snam SpA	85,078	470

		8,334

Total Italy		24,146

JAPAN 29.6%
COMMUNICATION SERVICES 1.6%
Dentsu, Inc.	18,400	708
GungHo Online Entertainment, Inc.	30,030	551
Mixi, Inc. (c)	69,100	1,554
Nippon Telegraph & Telephone Corp. (c)	362,000	10,031
SoftBank Group Corp.	19,200	1,109
Yahoo Japan Corp.	169,600	1,085

		15,038

CONSUMER DISCRETIONARY 7.5%
Asics Corp.	41,500	949
Bridgestone Corp.	190,400	9,008
Casio Computer Co. Ltd. (c)	30,300	502
Denso Corp.	9,200	601
EDION Corp. (c)	74,900	706
Exedy Corp.	16,000	244
H2O Retailing Corp.	41,500	359
Isetan Mitsukoshi Holdings Ltd.	94,700	712
Isuzu Motors Ltd.	562,800	7,322
K's Holdings Corp. (c)	43,800	452
Mazda Motor Corp. (a)	516,300	4,468
NHK Spring Co. Ltd.	47,100	335
Nikon Corp.	98,700	1,096
Nissan Motor Co. Ltd. (a)	2,036,500	10,177
NOK Corp.	37,200	436
Panasonic Corp.	1,673,200	20,740
Sega Sammy Holdings, Inc.	18,700	265
Sekisui Chemical Co. Ltd.	34,000	584
Sekisui House Ltd.	125,400	2,626
Shimamura Co. Ltd.	15,800	1,477
Subaru Corp.	58,500	1,081
Sumitomo Electric Industries Ltd. (c)	133,100	1,770
Sumitomo Forestry Co. Ltd.	24,000	456
Sumitomo Rubber Industries Ltd.	40,200	510
Suzuki Motor Corp.	76,900	3,436
Tokai Rika Co. Ltd.	32,300	462
TS Tech Co. Ltd.	34,900	448
Yamaha Motor Co. Ltd.	33,700	938
Yokohama Rubber Co. Ltd.	25,000	449

		72,609

CONSUMER STAPLES 0.8%
Ajinomoto Co., Inc.	58,900	1,741
Japan Tobacco, Inc.	72,456	1,420
Kewpie Corp.	18,300	444
Kirin Holdings Co. Ltd.	33,100	614
NH Foods Ltd.	16,400	619

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2021 (Unaudited)

Pola Orbis Holdings, Inc.	28,500	656
Seven & i Holdings Co. Ltd.	17,900	815
United Super Markets Holdings, Inc.	53,200	524
Yamazaki Baking Co. Ltd.	34,800	605

		7,438

ENERGY 0.2%
Cosmo Energy Holdings Co. Ltd.	22,300	505
Iwatani Corp.	23,500	1,373
JXTG Holdings, Inc.	77,700	316

		2,194

FINANCIALS 3.5%
Chiba Bank Ltd. (c)	87,300	566
Concordia Financial Group Ltd.	147,700	581
Credit Saison Co. Ltd.	40,600	532
Dai-ichi Life Holdings, Inc.	104,800	2,292
Daiwa Securities Group, Inc.	96,900	565
Japan Post Holdings Co. Ltd.	1,134,500	9,536
Japan Post Insurance Co. Ltd.	29,900	542
Mitsubishi UFJ Financial Group, Inc.	703,500	4,159
MS&AD Insurance Group Holdings, Inc. (c)	130,000	4,348
ORIX Corp.	142,600	2,668
Sompo Holdings, Inc.	57,000	2,473
Sumitomo Mitsui Financial Group, Inc.	105,900	3,726
Sumitomo Mitsui Trust Holdings, Inc.	15,000	517
T&D Holdings, Inc.	38,300	525
Tokio Marine Holdings, Inc.	15,100	810

		33,840

HEALTH CARE 0.5%
Astellas Pharma, Inc.	133,500	2,197
Eisai Co. Ltd.	14,700	1,101
Medipal Holdings Corp.	40,100	755
Otsuka Holdings Co. Ltd.	13,028	557
Suzuken Co. Ltd.	20,800	609

		5,219

INDUSTRIALS 5.5%
Amada Co. Ltd.	43,600	450
ANA Holdings, Inc. (a)	37,600	977
Asahi Glass Co. Ltd.	30,900	1,592
Dai Nippon Printing Co. Ltd.	47,900	1,154
East Japan Railway Co.	15,900	1,124
Ebara Corp.	10,100	497
FANUC Corp.	2,100	460
Fuji Electric Co. Ltd.	17,900	815
Fujikura Ltd. (a)	195,500	1,147
Furukawa Electric Co. Ltd.	51,100	1,119
GS Yuasa Corp.	39,100	884
Hino Motors Ltd.	76,800	713
Hitachi Ltd.	259,400	15,346
IHI Corp.	24,600	622
Japan Airlines Co. Ltd. (a)	278,600	6,633
JTEKT Corp.	49,300	428
Kajima Corp.	36,200	464
Kawasaki Heavy Industries Ltd.	33,400	768
Mitsubishi Corp.	26,500	832
Mitsubishi Electric Corp.	194,600	2,704
Mitsubishi Heavy Industries Ltd.	67,000	1,795
Nippon Express Co. Ltd.	19,400	1,336
NSK Ltd. (c)	69,700	472
NTN Corp.	284,800	638
Persol Holdings Co. Ltd.	48,600	1,212
Seibu Holdings, Inc. (a)	44,200	558
Shimizu Corp.	30,000	225
Sojitz Corp. (c)	41,420	676
Sumitomo Corp. (c)	106,100	1,495
Sumitomo Heavy Industries Ltd.	18,300	477
Toppan, Inc.	60,200	1,021
Toshiba Corp.	32,900	1,385
Toyota Tsusho Corp.	28,100	1,180
West Japan Railway Co.	16,300	819
Yamato Holdings Co. Ltd.	39,200	992

		53,010

INFORMATION TECHNOLOGY 5.1%
Alps Electric Co. Ltd.	166,300	1,802
Brother Industries Ltd.	42,200	929
Canon Marketing Japan, Inc.	20,800	483

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2021 (Unaudited)

Canon, Inc.	332,250	8,129
Citizen Watch Co. Ltd. (c)	133,200	610
FUJIFILM Holdings Corp.	51,000	4,404
Fujitsu Ltd.	62,500	11,294
Konica Minolta, Inc. (c)	227,100	1,219
Kyocera Corp.	13,200	825
NEC Corp.	15,100	818
Nippon Electric Glass Co. Ltd.	61,900	1,464
Omron Corp.	22,900	2,266
Renesas Electronics Corp. (a)	54,700	673
Ricoh Co. Ltd. (c)	321,000	3,285
Rohm Co. Ltd.	7,100	670
SCREEN Holdings Co. Ltd.	5,000	428
Seiko Epson Corp. (c)	190,000	3,836
TDK Corp.	27,000	974
Tokyo Electron Ltd.	10,500	4,639

		48,748

MATERIALS 3.0%
Daicel Corp.	156,700	1,220
DIC Corp.	20,800	587
JFE Holdings, Inc. (c)	116,200	1,743
JSR Corp.	24,600	884
Kaneka Corp.	16,100	672
Kobe Steel Ltd.	262,400	1,590
Mitsubishi Chemical Holdings Corp.	319,600	2,910
Mitsubishi Gas Chemical Co., Inc.	19,900	392
Mitsubishi Materials Corp.	33,600	653
Mitsui Chemicals, Inc.	44,700	1,493
Nippon Light Metal Holdings Co. Ltd.	27,930	486
Nippon Paper Industries Co. Ltd. 'L' (c)	24,400	259
Nippon Steel Corp.	104,600	1,881
Nitto Denko Corp.	98,300	6,998
Sumitomo Chemical Co. Ltd. (c)	464,500	2,411
Taiheiyo Cement Corp.	20,800	430
Toray Industries, Inc.	446,300	2,836
Toyo Seikan Group Holdings Ltd. (c)	36,000	421
Ube Industries Ltd. (c)	45,900	897
Zeon Corp.	28,900	407

		29,170

REAL ESTATE 1.1%
Daito Trust Construction Co. Ltd. (c)	63,200	7,414
Daiwa House Industry Co. Ltd. (c)	25,000	833
Nomura Real Estate Holdings, Inc.	70,200	1,825
Tokyu Fudosan Holdings Corp.	48,200	297

		10,369

UTILITIES 0.8%
Chubu Electric Power Co., Inc. (c)	151,600	1,792
Electric Power Development Co. Ltd. 'C'	40,200	576
Hokkaido Electric Power Co., Inc.	157,000	747
Kyushu Electric Power Co., Inc.	138,200	1,050
Shikoku Electric Power Co., Inc.	100,800	699
Tohoku Electric Power Co., Inc. (c)	115,800	851
Tokyo Electric Power Co. Holdings, Inc. (a)	738,100	2,102

		7,817

Total Japan		285,452

LUXEMBOURG 4.2%
COMMUNICATION SERVICES 0.2%
Millicom International Cellular S.A. (a)	17,445	632
RTL Group S.A.	16,489	979

		1,611

ENERGY 0.1%
Tenaris S.A.	125,590	1,321

MATERIALS 3.9%
ArcelorMittal S.A.	1,236,068	37,839

Total Luxembourg		40,771

MACAU 0.0%
CONSUMER DISCRETIONARY 0.0%
Sands China Ltd. (a)	154,000	315

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2021 (Unaudited)

Total Macau		315

NETHERLANDS 7.2%
COMMUNICATION SERVICES 0.6%
Koninklijke KPN NV	516,136	1,624
Universal Music Group NV (a)	33,654	901
VEON Ltd. ADR (a)	1,488,276	3,096

		5,621

CONSUMER DISCRETIONARY 1.2%
Stellantis NV	607,062	11,578

CONSUMER STAPLES 1.5%
Heineken Holding NV	5,687	495
Koninklijke Ahold Delhaize NV	413,675	13,775

		14,270

ENERGY 1.6%
Royal Dutch Shell PLC 'A'	706,200	15,780

FINANCIALS 0.3%
Aegon NV	265,419	1,370
ING Groep NV	112,969	1,642

		3,012

HEALTH CARE 0.2%
Koninklijke Philips NV	39,088	1,737

INDUSTRIALS 1.5%
Randstad NV (c)	69,708	4,693
Signify NV	180,681	9,044
Wolters Kluwer NV	3,900	414

		14,151

INFORMATION TECHNOLOGY 0.0%
NXP Semiconductors NV	1,220	239

MATERIALS 0.3%
Akzo Nobel NV	22,206	2,426
Koninklijke DSM NV	3,378	676

		3,102

Total Netherlands		69,490

NEW ZEALAND 0.4%
COMMUNICATION SERVICES 0.1%
Spark New Zealand Ltd.	221,705	729

INDUSTRIALS 0.1%
Air New Zealand Ltd. (a)	607,457	682

MATERIALS 0.1%
Fletcher Building Ltd.	407,959	2,021

UTILITIES 0.1%
Contact Energy Ltd.	117,178	680

Total New Zealand		4,112

NORWAY 2.1%
COMMUNICATION SERVICES 0.2%
Telenor ASA	120,000	2,020

ENERGY 0.3%
Equinor ASA	122,746	3,121

FINANCIALS 0.1%
DNB Bank ASA (a)	26,450	601

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2021 (Unaudited)

MATERIALS 1.5%
Norsk Hydro ASA	1,919,177	14,325

Total Norway		20,067

PORTUGAL 0.3%
MATERIALS 0.0%
Navigator Co. S.A.	133,257	469

UTILITIES 0.3%
EDP - Energias de Portugal S.A.	520,486	2,734

Total Portugal		3,203

SINGAPORE 0.2%
COMMUNICATION SERVICES 0.1%
Singapore Telecommunications Ltd.	310,100	558

CONSUMER STAPLES 0.0%
Golden Agri-Resources Ltd.	2,744,200	473

INDUSTRIALS 0.1%
ComfortDelGro Corp. Ltd.	361,000	399
Sembcorp Industries Ltd.	308,400	413

		812

Total Singapore		1,843

SPAIN 3.8%
COMMUNICATION SERVICES 1.1%
Telefonica S.A.	2,292,851	10,759

ENERGY 0.1%
Repsol S.A.	81,544	1,064

FINANCIALS 1.6%
Banco Bilbao Vizcaya Argentaria S.A.	695,003	4,588
Banco de Sabadell S.A. (a)	3,555,321	2,972
Banco Santander S.A.	1,470,951	5,328
Mapfre S.A.	972,585	2,120

		15,008

INDUSTRIALS 0.2%
ACS Actividades de Construccion Y Servicios S.A.	55,538	1,505

UTILITIES 0.8%
Acciona S.A.	8,121	1,350
Endesa S.A.	82,384	1,661
Naturgy Energy Group S.A. (c)	205,741	5,179

		8,190

Total Spain		36,526

SWEDEN 0.9%
COMMUNICATION SERVICES 0.1%
Telia Co. AB	124,918	514

CONSUMER DISCRETIONARY 0.4%
Electrolux AB 'B'	24,639	569
Hennes & Mauritz AB 'B' (a)	156,291	3,164

		3,733

FINANCIALS 0.2%
Swedbank AB 'A'	93,875	1,893

INDUSTRIALS 0.2%
Atlas Copco AB 'A'	12,130	732
Skanska AB 'B'	34,837	874

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2021 (Unaudited)

SKF AB 'B'	39,463	931

		2,537

Total Sweden		8,677

SWITZERLAND 6.3%
COMMUNICATION SERVICES 0.1%
Swisscom AG	1,697	976

CONSUMER DISCRETIONARY 0.7%
Garmin Ltd.	4,539	706
Swatch Group AG	24,471	6,384

		7,090

CONSUMER STAPLES 1.1%
Nestle S.A.	85,938	10,355

FINANCIALS 1.5%
Swiss Life Holding AG	5,009	2,524
Swiss Re AG	24,291	2,073
UBS Group AG	254,944	4,069
Zurich Insurance Group AG	13,258	5,422

		14,088

HEALTH CARE 1.3%
Novartis AG	59,302	4,863
Roche Holding AG	21,577	7,875

		12,738

INDUSTRIALS 1.0%
ABB Ltd.	102,166	3,418
Adecco Group AG	125,700	6,298

		9,716

INFORMATION TECHNOLOGY 0.1%
TE Connectivity Ltd.	7,678	1,053

MATERIALS 0.5%
Glencore PLC	830,830	3,908
Holcim Ltd.	12,384	597

		4,505

Total Switzerland		60,521

UNITED KINGDOM 9.9%
COMMUNICATION SERVICES 0.6%
ITV PLC (a)	303,978	435
Pearson PLC	83,307	799
WPP PLC	354,911	4,755

		5,989

CONSUMER DISCRETIONARY 1.2%
Barratt Developments PLC	76,045	672
Berkeley Group Holdings PLC	9,072	530
Inchcape PLC	139,243	1,521
Kingfisher PLC	711,637	3,212
Marks & Spencer Group PLC	1,899,935	4,664
Persimmon PLC	12,641	452
Taylor Wimpey PLC	207,070	432

		11,483

CONSUMER STAPLES 0.8%
British American Tobacco PLC	75,630	2,644
Imperial Brands PLC	102,286	2,139
Reckitt Benckiser Group PLC	4,950	389
Unilever PLC	37,022	2,004
WM Morrison Supermarkets PLC	118,324	470

		7,646

ENERGY 0.1%
Subsea 7 S.A.	96,812	839

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2021 (Unaudited)

FINANCIALS 1.4%
Aviva PLC	660,623	3,501
Direct Line Insurance Group PLC	190,726	744
HSBC Holdings PLC	851,939	4,454
M&G PLC	1,611,815	4,404
Standard Life Aberdeen PLC	238,229	815

		13,918

HEALTH CARE 0.5%
AstraZeneca PLC	32,614	3,931
Smith & Nephew PLC	24,391	420

		4,351

INDUSTRIALS 1.1%
CNH Industrial NV	55,210	928
easyJet PLC (a)	37,575	332
Ferguson PLC	14,125	1,961
Royal Mail PLC	1,239,183	7,008

		10,229

INFORMATION TECHNOLOGY 0.1%
Micro Focus International PLC	206,329	1,135

MATERIALS 2.8%
Anglo American PLC	20,049	703
Evraz PLC	245,533	1,948
Mondi PLC	42,153	1,033
Rio Tinto PLC	354,567	23,242

		26,926

UTILITIES 1.3%
Centrica PLC (a)	13,411,087	10,184
SSE PLC	115,865	2,439

		12,623

Total United Kingdom		95,139

UNITED STATES 0.0%
MATERIALS 0.0%
Sims Metal Management Ltd.	46,589	438

Total United States		438

Total Common Stocks (Cost $671,232)		935,849

PREFERRED STOCKS 0.1%
GERMANY 0.1%
INDUSTRIALS 0.1%
Henkel AG & Co. KGaA	2,071	192
Schaeffler AG	131,208	1,002

		1,194

Total Preferred Stocks (Cost $1,005)		1,194

REAL ESTATE INVESTMENT TRUSTS 1.5%
AUSTRALIA 0.1%
REAL ESTATE 0.1%
Stockland	249,384	791
Vicinity Centres	470,381	556

		1,347

Total Australia		1,347

CANADA 0.2%
REAL ESTATE 0.2%
H&R Real Estate Investment Trust	132,717	1,637

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2021 (Unaudited)

RioCan Real Estate Investment Trust	33,816	578

		2,215

Total Canada		2,215

FRANCE 1.1%
REAL ESTATE 1.1%
Unibail-Rodamco-Westfield (a)(c)	51,328	3,778
Unibail-Rodamco-Westfield (a)	85,914	6,323

		10,101

Total France		10,101

UNITED KINGDOM 0.1%
REAL ESTATE 0.1%
British Land Co. PLC	67,945	451

Total United Kingdom		451

Total Real Estate Investment Trusts (Cost $15,227)		14,114

RIGHTS 0.4%
GERMANY 0.4%
INDUSTRIALS 0.4%
Deutsche Lufthansa AG (a)(c)	1,747,494	4,149

Total Rights (Cost $5,247)		4,149

WARRANTS 0.0%
SPAIN 0.0%
INDUSTRIALS 0.0%
Abengoa S.A. 'B' - Exp. 03/31/2025 «	226,011	0

Total Warrants (Cost $0)		0

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (f) 0.2%		1,461

Total Short-Term Instruments (Cost $1,461)		1,461

Total Investments in Securities (Cost $694,172)		956,767

	SHARES
INVESTMENTS IN AFFILIATES 7.4%
SHORT-TERM INSTRUMENTS 7.4%
MUTUAL FUNDS 7.4%
PIMCO Government Money Market Fund 0.060% (b)(c)(d)	71,769,883	71,770

Total Short-Term Instruments (Cost $71,770)		71,770

Total Investments in Affiliates (Cost $71,770)		71,770

Total Investments 106.6% (Cost $765,942)		$1,028,537
Other Assets and Liabilities, net (6.6)%		(63,747)

Net Assets 100.0%		$964,790

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $71,350 were out on loan in exchange for $76,067 of cash collateral as of September 30, 2021.
(d)	Coupon represents a 7-Day Yield.
(e)	RESTRICTED SECURITIES:
Issuer Description					Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Great-West Lifeco, Inc.					03/12/2020-07/02/2021		$305	$483	0.05%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	09/30/2021	10/01/2021	$1,461	U.S. Treasury Notes 1.625% due 12/15/2022		$(1,490)	$1,461	$1,461

Total Repurchase Agreements							$(1,490)	$1,461	$1,461

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1	Level 2	Level 3	Fair Value at 09/30/2021

Investments in Securities, at Value
Common Stocks
Australia
	Communication Services				$0	$4,491	$0	$4,491
	Consumer Discretionary				0	3,549	0	3,549
	Consumer Staples				0	6,980	0	6,980
	Energy				0	1,086	0	1,086
	Financials				0	6,405	0	6,405
	Industrials				0	2,435	0	2,435
	Materials				0	17,651	0	17,651
	Real Estate				0	331	0	331
	Utilities				0	1,741	0	1,741
Austria
	Materials				0	5,347	0	5,347
Belgium
	Communication Services				0	1,607	0	1,607
	Consumer Staples				0	2,897	0	2,897
	Financials				0	1,355	0	1,355
	Health Care				0	1,493	0	1,493
	Industrials				0	183	0	183
Canada
	Consumer Discretionary				24,417	0	0	24,417
	Consumer Staples				1,147	0	0	1,147
	Energy				6,469	0	0	6,469
	Financials				5,919	0	0	5,919
	Industrials				4,214	0	0	4,214
	Information Technology				675	0	0	675
	Materials				2,719	0	0	2,719
	Utilities				1,894	0	0	1,894
Denmark
	Consumer Staples				0	749	0	749
	Financials				0	1,205	0	1,205
	Industrials				0	6,302	0	6,302
Finland
	Financials				0	7,935	0	7,935
	Industrials				0	830	0	830
	Information Technology				0	577	0	577
	Materials				0	684	0	684
France
	Communication Services				0	3,081	0	3,081
	Consumer Discretionary				0	10,999	0	10,999
	Consumer Staples				0	4,581	0	4,581

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2021 (Unaudited)

Energy	0	2,203	0	2,203
Financials	0	3,621	0	3,621
Health Care	0	4,437	0	4,437
Industrials	0	14,579	0	14,579
Information Technology	0	256	0	256
Utilities	1,819	5,941	0	7,760
Germany
Communication Services	0	4,371	0	4,371
Consumer Discretionary	121	18,700	0	18,821
Consumer Staples	0	4,447	0	4,447
Financials	0	4,563	0	4,563
Health Care	0	435	0	435
Industrials	0	12,873	0	12,873
Materials	0	20,703	0	20,703
Utilities	0	4,139	0	4,139
Hong Kong
Consumer Discretionary	501	1,088	0	1,589
Financials	0	192	0	192
Industrials	0	1,813	0	1,813
Information Technology	0	2,611	0	2,611
Materials	0	425	0	425
Real Estate	251	11,446	0	11,697
Ireland
Financials	0	663	0	663
Health Care	3,892	0	0	3,892
Industrials	1,598	0	0	1,598
Materials	0	559	0	559
Israel
Communication Services	0	2,557	0	2,557
Energy	0	1,372	0	1,372
Financials	0	1,045	0	1,045
Health Care	7,637	0	0	7,637
Materials	0	1,946	0	1,946
Real Estate	0	397	0	397
Italy
Communication Services	0	2,198	0	2,198
Energy	0	1,995	0	1,995
Financials	0	11,118	0	11,118
Industrials	0	501	0	501
Utilities	0	8,334	0	8,334
Japan
Communication Services	0	15,038	0	15,038
Consumer Discretionary	0	72,609	0	72,609
Consumer Staples	0	7,438	0	7,438
Energy	0	2,194	0	2,194
Financials	0	33,840	0	33,840
Health Care	0	5,219	0	5,219
Industrials	460	52,550	0	53,010
Information Technology	5,309	43,439	0	48,748
Materials	0	29,170	0	29,170
Real Estate	0	10,369	0	10,369
Utilities	0	7,817	0	7,817
Luxembourg
Communication Services	0	1,611	0	1,611
Energy	0	1,321	0	1,321
Materials	0	37,839	0	37,839
Macau
Consumer Discretionary	0	315	0	315
Netherlands
Communication Services	3,997	1,624	0	5,621
Consumer Discretionary	0	11,578	0	11,578
Consumer Staples	0	14,270	0	14,270
Energy	0	15,780	0	15,780
Financials	0	3,012	0	3,012
Health Care	0	1,737	0	1,737
Industrials	0	14,151	0	14,151
Information Technology	239	0	0	239
Materials	0	3,102	0	3,102
New Zealand
Communication Services	0	729	0	729
Industrials	0	682	0	682
Materials	0	2,021	0	2,021
Utilities	0	680	0	680
Norway
Communication Services	0	2,020	0	2,020
Energy	0	3,121	0	3,121
Financials	0	601	0	601
Materials	0	14,325	0	14,325
Portugal
Materials	0	469	0	469
Utilities	2,734	0	0	2,734
Singapore
Communication Services	0	558	0	558
Consumer Staples	0	473	0	473
Industrials	0	812	0	812
Spain

Schedule of Investments PIMCO RAE International Fund (Cont.)	September 30, 2021 (Unaudited)

Communication Services	0	10,759	0	10,759
Energy	0	1,064	0	1,064
Financials	0	15,008	0	15,008
Industrials	0	1,505	0	1,505
Utilities	0	8,190	0	8,190
Sweden
Communication Services	0	514	0	514
Consumer Discretionary	0	3,733	0	3,733
Financials	0	1,893	0	1,893
Industrials	0	2,537	0	2,537
Switzerland
Communication Services	0	976	0	976
Consumer Discretionary	706	6,384	0	7,090
Consumer Staples	0	10,355	0	10,355
Financials	0	14,088	0	14,088
Health Care	0	12,738	0	12,738
Industrials	3,418	6,298	0	9,716
Information Technology	1,053	0	0	1,053
Materials	0	4,505	0	4,505
United Kingdom
Communication Services	0	5,989	0	5,989
Consumer Discretionary	1,521	9,962	0	11,483
Consumer Staples	470	7,176	0	7,646
Energy	0	839	0	839
Financials	5,198	8,720	0	13,918
Health Care	0	4,351	0	4,351
Industrials	0	10,229	0	10,229
Information Technology	0	1,135	0	1,135
Materials	0	26,926	0	26,926
Utilities	0	12,623	0	12,623
United States
Materials	0	438	0	438
Preferred Stocks
Germany
Industrials	0	1,194	0	1,194
Real Estate Investment Trusts
Australia
Real Estate	0	1,347	0	1,347
Canada
Real Estate	2,215	0	0	2,215
France
Real Estate	0	10,101	0	10,101
United Kingdom
Real Estate	0	451	0	451
Rights
Germany
Industrials	4,149	0	0	4,149
Short-Term Instruments
Repurchase Agreements	0	1,461	0	1,461

	$94,742	$862,025	$0	$956,767
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	71,770	0	0	71,770

Total Investments	$166,512	$862,025	$0	$1,028,537

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

Schedule of Investments PIMCO RAE US Fund	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.8% ¤
COMMON STOCKS 97.8%
UNITED KINGDOM 0.5%
COMMUNICATION SERVICES 0.2%
Liberty Global PLC (a)	75,060	$2,211

CONSUMER DISCRETIONARY 0.2%
Capri Holdings Ltd. (a)	46,386	2,246

CONSUMER STAPLES 0.1%
Coca-Cola Europacific Partners PLC	15,980	884

Total United Kingdom		5,341

UNITED STATES 97.3%
COMMUNICATION SERVICES 2.6%
Activision Blizzard, Inc.	6,924	536
Altice USA, Inc. 'A' (a)	44,649	925
Electronic Arts, Inc.	4,842	689
Liberty Media Corp-Liberty SiriusXM 'C' (a)	52,923	2,512
Lumen Technologies, Inc.	252,797	3,132
News Corp. 'A'	40,252	947
T-Mobile US, Inc. (a)	26,424	3,376
Verizon Communications, Inc.	161,017	8,696
ViacomCBS, Inc. 'B'	128,724	5,086
Walt Disney Co.	29,649	5,016

		30,915

CONSUMER DISCRETIONARY 16.4%
Adient PLC (a)	70,559	2,925
AutoNation, Inc. (a)	7,979	971
Bath & Body Works, Inc.	28,634	1,805
Bed Bath & Beyond, Inc. (a)	612,027	10,573
Best Buy Co., Inc.	29,855	3,156
Booking Holdings, Inc. (a)	3,661	8,691
Carnival Corp. (a)	501,060	12,531
Dick's Sporting Goods, Inc.	23,805	2,851
Dillard's, Inc. 'A'	14,498	2,501
Dollar General Corp.	3,797	805
eBay, Inc.	196,868	13,716
Expedia Group, Inc. (a)	37,995	6,227
Foot Locker, Inc.	57,592	2,630
Ford Motor Co. (a)	1,393,951	19,738
Gap, Inc.	95,353	2,164
General Motors Co. (a)	77,450	4,082
Goodyear Tire & Rubber Co. (a)	361,676	6,402
Hyatt Hotels Corp. 'A' (a)	4,430	342
Kohl's Corp.	466,947	21,989
Las Vegas Sands Corp. (a)	21,628	792
Lear Corp.	22,884	3,581
Lowe's Cos., Inc.	15,009	3,045
Macy's, Inc.	633,239	14,311
McDonald's Corp.	10,535	2,540
MGM Resorts International	43,671	1,884
NIKE, Inc. 'B'	8,282	1,203
Nordstrom, Inc. (a)	133,334	3,527
Norwegian Cruise Line Holdings Ltd. (a)	28,099	751
PulteGroup, Inc.	6,420	295
PVH Corp. (a)	1,809	186
Qurate Retail, Inc.	552,922	5,634
Ralph Lauren Corp.	1,157	128
Royal Caribbean Cruises Ltd. (a)	12,150	1,081
Starbucks Corp.	3,739	412
Tapestry, Inc.	58,392	2,162
Target Corp.	76,464	17,493
TJX Cos., Inc.	13,500	891
Victoria's Secret & Co. (a)	23,936	1,323
Visteon Corp. (a)	25,499	2,407

Schedule of Investments PIMCO RAE US Fund (Cont.)	September 30, 2021 (Unaudited)

Whirlpool Corp.	10,440	2,128
Yum! Brands, Inc.	18,931	2,315

		192,188

CONSUMER STAPLES 6.5%
Altria Group, Inc.	76,768	3,494
Archer-Daniels-Midland Co.	40,887	2,454
Bunge Ltd.	47,265	3,844
Colgate-Palmolive Co.	22,739	1,719
Ingredion, Inc.	8,677	772
Kroger Co.	230,305	9,311
Mondelez International, Inc. 'A'	67,520	3,928
PepsiCo, Inc.	20,055	3,016
Philip Morris International, Inc.	47,767	4,528
Procter & Gamble Co.	47,431	6,631
Sysco Corp.	47,804	3,753
Tyson Foods, Inc. 'A'	3,267	258
U.S. Foods Holding Corp. (a)	32,077	1,112
Walgreens Boots Alliance, Inc.	454,386	21,379
Walmart, Inc.	74,232	10,346

		76,545

ENERGY 6.8%
APA Corp.	67,178	1,440
Baker Hughes Co.	31,160	771
ConocoPhillips	182,502	12,368
Exxon Mobil Corp.	190,180	11,186
HollyFrontier Corp.	182,933	6,061
Marathon Oil Corp.	626,593	8,565
Marathon Petroleum Corp.	130,240	8,050
Murphy Oil Corp.	30,676	766
NOV, Inc. (a)	18,566	243
Occidental Petroleum Corp.	25,979	768
Phillips 66	193,639	13,561
Schlumberger NV	12,364	366
Transocean Ltd. (a)	428,479	1,624
Valero Energy Corp.	185,193	13,069
World Fuel Services Corp.	40,171	1,351

		80,189

FINANCIALS 13.2%
Aflac, Inc.	42,126	2,196
Allstate Corp.	31,471	4,007
Ally Financial, Inc.	106,845	5,454
American International Group, Inc.	236,581	12,986
Ameriprise Financial, Inc.	15,383	4,063
Bank of New York Mellon Corp.	36,978	1,917
BlackRock, Inc.	2,336	1,959
Capital One Financial Corp.	46,860	7,590
CIT Group, Inc.	89,478	4,648
Citigroup, Inc.	145,486	10,210
Comerica, Inc.	32,121	2,586
Discover Financial Services	97,033	11,920
Fifth Third Bancorp	41,537	1,763
Franklin Resources, Inc.	413,026	12,275
Genworth Financial, Inc. 'A' (a)	359,898	1,350
Invesco Ltd.	48,739	1,175
Jefferies Financial Group, Inc.	11,786	438
Lincoln National Corp.	12,980	892
Loews Corp.	24,328	1,312
MetLife, Inc.	65,518	4,044
Navient Corp.	204,979	4,044
Old Republic International Corp.	6,645	154
Principal Financial Group, Inc.	5,632	363
Synchrony Financial	321,313	15,706
Travelers Cos., Inc.	39,591	6,018
Unum Group	15,757	395
Voya Financial, Inc.	38,396	2,357
Wells Fargo & Co.	708,615	32,887

		154,709

HEALTH CARE 16.2%
AbbVie, Inc.	63,617	6,862
AmerisourceBergen Corp.	936	112
Amgen, Inc.	117,113	24,904
Anthem, Inc.	5,033	1,876
Biogen, Inc. (a)	16,088	4,553
Bristol-Myers Squibb Co.	32,891	1,946
Cardinal Health, Inc.	134,635	6,659
DaVita, Inc. (a)	37,722	4,386
Eli Lilly & Co.	803	186

Schedule of Investments PIMCO RAE US Fund (Cont.)	September 30, 2021 (Unaudited)

Gilead Sciences, Inc.	506,225	35,360
HCA Healthcare, Inc.	37,937	9,208
Henry Schein, Inc. (a)	2,801	213
Humana, Inc.	2,026	788
Johnson & Johnson	79,569	12,850
McKesson Corp.	76,019	15,157
Merck & Co., Inc.	126,567	9,506
Organon & Co.	9,873	324
Pfizer, Inc.	1,236,291	53,173
Universal Health Services, Inc. 'B'	5,074	702
Viatris, Inc.	63,684	863

		189,628

INDUSTRIALS 8.9%
3M Co.	10,261	1,800
AGCO Corp.	12,390	1,518
Alaska Air Group, Inc. (a)	10,564	619
American Airlines Group, Inc. (a)	768,239	15,764
Boeing Co. (a)	5,603	1,232
Caterpillar, Inc.	13,212	2,536
CH Robinson Worldwide, Inc.	26,547	2,310
CSX Corp.	5,073	151
Cummins, Inc.	8,187	1,839
Delta Air Lines, Inc. (a)	58,530	2,494
Eaton Corp. PLC	8,846	1,321
Emerson Electric Co.	35,445	3,339
Expeditors International of Washington, Inc.	7,994	952
FedEx Corp.	50,930	11,168
Fluor Corp. (a)	327,293	5,227
General Electric Co.	206,582	21,284
Honeywell International, Inc.	9,248	1,963
Howmet Aerospace, Inc.	29,043	906
Illinois Tool Works, Inc.	10,533	2,176
JetBlue Airways Corp. (a)	56,787	868
Johnson Controls International PLC	6,023	410
ManpowerGroup, Inc.	68,577	7,426
Neilsen Holdings PLC	68,659	1,318
Robert Half International, Inc.	5,809	583
Southwest Airlines Co. (a)	50,609	2,603
Spirit AeroSystems Holdings, Inc. 'A'	134,985	5,965
Union Pacific Corp.	20,790	4,075
United Airlines Holdings, Inc. (a)	43,700	2,079
WW Grainger, Inc.	2,025	796

		104,722

INFORMATION TECHNOLOGY 21.6%
Alliance Data Systems Corp.	95,713	9,656
Amdocs Ltd.	11,050	837
Apple, Inc.	341,807	48,366
Applied Materials, Inc.	85,397	10,993
Arrow Electronics, Inc. (a)	18,496	2,077
Avnet, Inc.	105,783	3,911
Cisco Systems, Inc.	533,288	29,027
Citrix Systems, Inc.	13,302	1,428
Cognizant Technology Solutions Corp. 'A'	3,812	283
Corning, Inc.	116,065	4,235
DXC Technology Co. (a)	230,862	7,759
F5 Networks, Inc. (a)	7,453	1,482
Flex Ltd. (a)	92,766	1,640
Hewlett Packard Enterprise Co.	711,888	10,144
HP, Inc.	206,697	5,655
Intel Corp.	268,689	14,316
International Business Machines Corp.	79,869	11,096
Jabil, Inc.	54,388	3,175
Juniper Networks, Inc.	220,413	6,066
KLA Corp.	1,465	490
NetApp, Inc.	180,099	16,166
NortonLifeLock, Inc.	243,254	6,154
Oracle Corp.	166,931	14,545
QUALCOMM, Inc.	162,439	20,951
Seagate Technology Holdings PLC	58,284	4,810
Skyworks Solutions, Inc.	3,811	628
Texas Instruments, Inc.	29,167	5,606
Western Digital Corp. (a)	126,028	7,113
Western Union Co.	14,656	296
Xerox Holdings Corp.	156,911	3,165
Xilinx, Inc.	8,714	1,316

		253,386

MATERIALS 2.3%
Alcoa Corp. (a)	150,357	7,358
DuPont de Nemours, Inc.	8,106	551

Schedule of Investments PIMCO RAE US Fund (Cont.)	September 30, 2021 (Unaudited)

Eastman Chemical Co.	10,844	1,092
Huntsman Corp.	24,047	712
International Paper Co.	52,998	2,964
LyondellBasell Industries NV 'A'	77,227	7,248
Mosaic Co.	52,827	1,887
PPG Industries, Inc.	13,281	1,899
Reliance Steel & Aluminum Co.	10,299	1,467
United States Steel Corp.	64,802	1,424

		26,602

UTILITIES 2.8%
AES Corp.	169,453	3,869
Ameren Corp.	21,946	1,778
Evergy, Inc.	64,054	3,984
Eversource Energy	7,186	588
Exelon Corp.	173,191	8,372
FirstEnergy Corp.	24,201	862
Pinnacle West Capital Corp.	12,679	917
PPL Corp.	62,597	1,745
Public Service Enterprise Group, Inc.	40,827	2,486
Southern Co.	81,139	5,028
Vistra Corp.	144,054	2,463
WEC Energy Group, Inc.	2,411	213
Xcel Energy, Inc.	11,772	736

		33,041

Total United States		1,141,925

Total Common Stocks (Cost $897,660)		1,147,266

REAL ESTATE INVESTMENT TRUSTS 1.9%
UNITED STATES 1.9%
REAL ESTATE 1.9%
Host Hotels & Resorts, Inc. (a)	517,689	8,454
Iron Mountain, Inc.	23,607	1,026
Park Hotels & Resorts, Inc. (a)	259,019	4,958
Simon Property Group, Inc.	39,326	5,111
Ventas, Inc.	37,374	2,063
Weyerhaeuser Co.	20,358	724

		22,336

Total Real Estate Investment Trusts (Cost $21,832)		22,336

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		1,482

Total Short-Term Instruments (Cost $1,482)		1,482

Total Investments in Securities (Cost $920,974)		1,171,084

Total Investments 99.8% (Cost $920,974)		$1,171,084
Other Assets and Liabilities, net 0.2%		2,091

Net Assets 100.0%		$1,173,175

Schedule of Investments PIMCO RAE US Fund (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	09/30/2021	10/01/2021	$1,482	U.S. Treasury Notes 1.625% due 12/15/2022		$(1,512)	$1,482	$1,482

Total Repurchase Agreements							$(1,512)	$1,482	$1,482

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2021

Investments in Securities, at Value
Common Stocks
United Kingdom
	Communication Services				$2,211	$0	$0	$2,211
	Consumer Discretionary				2,246	0	0	2,246
	Consumer Staples				884	0	0	884
United States
	Communication Services				30,915	0	0	30,915
	Consumer Discretionary				192,188	0	0	192,188
	Consumer Staples				76,545	0	0	76,545
	Energy				80,189	0	0	80,189
	Financials				154,709	0	0	154,709
	Health Care				189,628	0	0	189,628
	Industrials				104,722	0	0	104,722
	Information Technology				253,386	0	0	253,386
	Materials				26,602	0	0	26,602
	Utilities				33,041	0	0	33,041
Real Estate Investment Trusts
United States
	Real Estate				22,336	0	0	22,336
Short-Term Instruments
Repurchase Agreements					0	1,482	0	1,482

Total Investments					$1,169,602	$1,482	$0	$1,171,084

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

Schedule of Investments PIMCO RAE US Small Fund	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.1% ¤
COMMON STOCKS 86.7%
ISRAEL 0.0%
INFORMATION TECHNOLOGY 0.0%
Cognyte Software Ltd. (a)	4,269	$88

Total Israel		88

UNITED KINGDOM 0.2%
FINANCIALS 0.2%
Janus Henderson Group PLC	18,281	755

Total United Kingdom		755

UNITED STATES 86.5%
COMMUNICATION SERVICES 3.3%
AMC Entertainment Holdings, Inc. 'A' (a)(c)	57,506	2,189
AMC Networks, Inc. 'A' (a)	17,430	812
Cinemark Holdings, Inc. (a)	25,637	493
Clear Channel Outdoor Holdings, Inc. (a)	622,905	1,688
iHeartMedia, Inc. 'A' (a)	29,276	733
John Wiley & Sons, Inc. 'A'	11,345	592
Lions Gate Entertainment Corp. 'A' (a)	27,475	390
Meredith Corp. (a)	54,889	3,057
NII Holdings, Inc. (a)	22,836	55
Scholastic Corp.	6,067	216
Sinclair Broadcast Group, Inc. 'A'	16,302	516
TripAdvisor, Inc. (a)	11,599	393

		11,134

CONSUMER DISCRETIONARY 17.0%
Aaron's Co., Inc.	3,443	95
Abercrombie & Fitch Co. 'A' (a)	315,826	11,885
Adtalem Global Education, Inc. (a)	7,769	294
American Axle & Manufacturing Holdings, Inc. (a)	14,599	129
American Eagle Outfitters, Inc.	34,599	893
American Outdoor Brands, Inc. (a)	1,959	48
Asbury Automotive Group, Inc. (a)	9,095	1,789
Bloomin' Brands, Inc. (a)	20,482	512
Brinker International, Inc. (a)	36,331	1,782
Buckle, Inc.	19,826	785
Cheesecake Factory, Inc. (a)	32,847	1,544
Children's Place, Inc. (a)	13,076	984
Churchill Downs, Inc.	1,421	341
Cracker Barrel Old Country Store, Inc.	2,606	364
Dana, Inc.	27,628	614
Dave & Buster's Entertainment, Inc. (a)	11,505	441
Deckers Outdoor Corp. (a)	2,688	968
Designer Brands, Inc.'A' (a)	70,885	987
Dillard's, Inc. 'A'	32,190	5,553
Fossil Group, Inc. (a)	52,780	625
G-III Apparel Group Ltd. (a)	42,912	1,214
Graham Holdings Co. 'B'	1,055	622
Group 1 Automotive, Inc.	7,868	1,478
Groupon, Inc. (a)	11,228	256
Guess?, Inc.	27,853	585
Hilton Grand Vacations, Inc. (a)	16,470	783
Houghton Mifflin Harcourt Co. (a)	59,887	804
International Game Technology PLC (a)	27,453	723
Jack in the Box, Inc.	31,058	3,023
Kontoor Brands, Inc.	6,845	342
La-Z-Boy, Inc.	7,809	252
Laureate Education, Inc. 'A' (a)	3,665	62
MDC Holdings, Inc.	6,533	305
Meritage Homes Corp. (a)	5,955	578
Murphy USA, Inc.	8,180	1,368
Papa John's International, Inc.	1,921	244

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	September 30, 2021 (Unaudited)

Red Rock Resorts, Inc. 'A' (a)	3,286	168
SeaWorld Entertainment, Inc. (a)	10,845	600
Signet Jewelers Ltd.	97,714	7,716
Sonic Automotive, Inc. 'A'	11,513	605
Steven Madden Ltd.	9,002	362
Thor Industries, Inc.	821	101
Travel Leisure Co.	18,745	1,022
Tri Pointe Homes, Inc. (a)	23,257	489
Tupperware Brands Corp. (a)	48,233	1,019
Visteon Corp. (a)	24,224	2,287
Wolverine World Wide, Inc.	11,135	332

		57,973

CONSUMER STAPLES 5.2%
B&G Foods, Inc. (c)	76,725	2,293
Edgewell Personal Care Co.	9,098	330
Fresh Del Monte Produce, Inc.	13,116	423
Ingles Markets, Inc. 'A'	6,408	423
J&J Snack Foods Corp.	1,090	167
National Beverage Corp.	1,954	103
Nu Skin Enterprises, Inc. 'A'	23,817	964
Performance Food Group Co. (a)	50,842	2,362
PriceSmart, Inc.	2,395	186
Rite Aid Corp. (a)	474,143	6,733
Sanderson Farms, Inc.	3,547	668
Sprouts Farmers Market, Inc. (a)	9,114	211
TreeHouse Foods, Inc. (a)	9,542	380
Universal Corp.	14,831	717
USANA Health Sciences, Inc. (a)	2,509	231
Vector Group Ltd.	46,985	599
Weis Markets, Inc.	18,387	966

		17,756

ENERGY 18.6%
Arch Resources, Inc. (a)	16,494	1,530
Callon Petroleum Co. (a)	1,751	86
Centennial Resource Development, Inc. (a)	1,644,123	11,016
CNX Resources Corp. (a)	32,564	411
CVR Energy, Inc.	43,931	732
Delek U.S. Holdings, Inc.	8,418	151
Dril-Quip, Inc. (a)	3,857	97
Helmerich & Payne, Inc.	72,038	1,974
Kosmos Energy Ltd. (a)	220,187	652
Nabors Industries Ltd. (a)	84,007	8,105
Oceaneering International, Inc. (a)	344,797	4,593
Patterson-UTI Energy, Inc.	457,941	4,121
PDC Energy, Inc.	8,066	382
Range Resources Corp. (a)	205,416	4,649
Renewable Energy Group, Inc. (a)	4,182	210
SM Energy Co.	792,837	20,915
Southwestern Energy Co. (a)	689,548	3,820

		63,444

FINANCIALS 5.7%
Affiliated Managers Group, Inc.	17,458	2,638
American Equity Investment Life Holding Co.	11,859	351
Artisan Partners Asset Management, Inc. 'A'	6,615	324
Associated Banc-Corp.	20,413	437
Bank of Hawaii Corp.	5,611	461
Bank OZK	7,628	328
BankUnited, Inc.	16,809	703
Banner Corp.	1,019	56
BGC Partners, Inc. 'A'	43,625	227
Capitol Federal Financial, Inc.	27,020	310
Cathay General Bancorp	8,977	372
Cohen & Steers, Inc.	2,622	220
Columbia Banking System, Inc.	4,772	181
Evercore, Inc. 'A'	7,611	1,017
Federated Investors, Inc. 'B'	12,869	418
First Hawaiian, Inc.	19,236	565
FirstCash, Inc.	2,276	199
FNB Corp.	34,126	397
Fulton Financial Corp.	37,688	576
Great Western Bancorp, Inc.	9,781	320
Hilltop Holdings, Inc.	15,785	516
Home BancShares, Inc.	5,990	141
Hope Bancorp, Inc.	17,081	247
Houlihan Lokey, Inc.	1,930	178
International Bancshares Corp.	5,655	235
Investors Bancorp, Inc.	41,747	631
Mercury General Corp.	3,530	197
Nelnet, Inc. 'A'	4,293	340

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	September 30, 2021 (Unaudited)

Old National Bancorp	6,933	117
ProAssurance Corp.	57,649	1,371
PROG Holdings, Inc.	4,253	179
Radian Group, Inc.	17,341	394
Selective Insurance Group, Inc.	3,673	277
Sterling Bancorp	4,118	103
Stewart Information Services Corp.	15,811	1,000
Trustmark Corp.	11,293	364
Umpqua Holdings Corp.	51,473	1,042
Walker & Dunlop, Inc.	765	87
Washington Federal, Inc.	20,734	711
White Mountains Insurance Group Ltd.	1,038	1,110

		19,340

HEALTH CARE 8.7%
Acadia Healthcare Co., Inc. (a)	20,062	1,280
Allscripts Healthcare Solutions, Inc. (a)	43,582	583
Amedisys, Inc. (a)	1,008	150
Brookdale Senior Living, Inc. (a)	51,030	321
Covetrus, Inc. (a)	108,347	1,965
Haemonetics Corp. (a)	1,270	90
Magellan Health, Inc. (a)	19,570	1,850
MEDNAX, Inc. (a)	200,392	5,697
Myriad Genetics, Inc. (a)	131,452	4,245
National HealthCare Corp.	2,496	175
OPKO Health, Inc. (a)	41,746	152
Owens & Minor, Inc.	49,652	1,554
Patterson Cos., Inc.	186,031	5,607
Syneos Health, Inc. (a)	3,936	344
United Therapeutics Corp. (a)	31,083	5,737

		29,750

INDUSTRIALS 9.6%
AAR Corp. (a)	7,716	250
ABM Industries, Inc.	5,828	262
ACCO Brands Corp.	30,305	260
Allegiant Travel Co. (a)	2,558	500
Apogee Enterprises, Inc.	3,901	147
Applied Industrial Technologies, Inc.	4,032	363
Arcosa, Inc.	10,579	531
Atlas Air Worldwide Holdings, Inc. (a)	14,114	1,153
Barnes Group, Inc.	5,511	230
Brady Corp. 'A'	3,337	169
Covanta Holding Corp.	32,484	654
Deluxe Corp.	17,397	624
Dycom Industries, Inc. (a)	7,412	528
EMCOR Group, Inc.	4,376	505
Encore Wire Corp.	1,360	129
EnerSys	3,468	258
EnPro Industries, Inc.	1,162	101
Forward Air Corp.	1,284	107
Franklin Electric Co., Inc.	1,813	145
GATX Corp.	9,055	811
Greenbrier Cos., Inc.	8,723	375
Hawaiian Holdings, Inc. (a)	18,471	400
Healthcare Services Group, Inc.	3,347	84
Herc Holdings, Inc. (a)	6,808	1,113
Herman Miller, Inc.	6,514	245
Hillenbrand, Inc.	8,112	346
HNI Corp.	8,911	327
Hub Group, Inc. 'A' (a)	2,235	154
Hyster-Yale Materials Handling, Inc.	2,103	106
Kaman Corp.	1,796	64
KBR, Inc.	8,866	349
Kelly Services, Inc. 'A'	21,626	408
Kennametal, Inc.	6,320	216
Korn Ferry	3,555	257
Landstar System, Inc.	3,258	514
Macquarie Infrastructure Holdings LLC	34,356	1,394
Matthews International Corp. 'A'	3,860	134
Moog, Inc. 'A'	7,298	556
MRC Global, Inc. (a)	16,094	118
Mueller Industries, Inc.	12,979	534
NOW, Inc. (a)	14,129	108
Pitney Bowes, Inc.	124,678	899
Primoris Services Corp.	4,451	109
Regal Beloit Corp.	7,628	1,147
Resideo Technologies, Inc. (a)	131,048	3,249
Rush Enterprises, Inc. 'A'	7,669	346
Schneider National, Inc. 'B'	10,197	232
SkyWest, Inc. (a)	8,020	396
Spirit Airlines, Inc. (a)	9,033	234
Steelcase, Inc. 'A'	25,479	323
Terex Corp.	41,009	1,727

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	September 30, 2021 (Unaudited)

Tetra Tech, Inc.	3,677	549
Timken Co.	9,973	653
Trinity Industries, Inc.	22,924	623
Tutor Perini Corp. (a)	20,210	262
UFP Industries, Inc.	1,686	115
Univar Solutions, Inc. (a)	26,401	629
Valmont Industries, Inc.	4,445	1,045
Wabash National Corp.	55,304	837
Watts Water Technologies, Inc. 'A'	2,468	415
Werner Enterprises, Inc.	6,446	285
WESCO International, Inc. (a)	27,332	3,152

		32,756

INFORMATION TECHNOLOGY 7.9%
Amkor Technology, Inc.	35,084	875
Belden, Inc.	7,231	421
Benchmark Electronics, Inc.	36,435	973
BM Technologies, Inc. (a)	582	5
Cirrus Logic, Inc. (a)	12,519	1,031
Coherent, Inc. (a)	1,482	371
Conduent, Inc. (a)	427,213	2,815
Diodes, Inc. (a)	4,233	384
Insight Enterprises, Inc. (a)	7,882	710
InterDigital, Inc.	7,177	487
Knowles Corp. (a)	18,379	344
LiveRamp Holdings, Inc. (a)	3,907	185
Manhattan Associates, Inc. (a)	6,850	1,048
NetScout Systems, Inc. (a)	31,480	848
PC Connection, Inc.	1,977	87
Plantronics, Inc. (a)	35,385	910
Plexus Corp. (a)	3,786	339
Sabre Corp. (a)	246,122	2,914
Sanmina Corp. (a)	49,147	1,894
Silicon Laboratories, Inc. (a)	804	113
Synaptics, Inc. (a)	10,417	1,872
Teradata Corp. (a)	129,772	7,443
TTM Technologies, Inc. (a)	29,128	366
Vishay Intertechnology, Inc.	26,286	528
Xperi Holding Corp.	11,520	217

		27,180

MATERIALS 5.9%
Allegheny Technologies, Inc. (a)	2,050	34
Avient Corp.	16,169	749
Boise Cascade Co.	2,876	155
Cabot Corp.	9,302	466
Carpenter Technology Corp.	5,785	189
Chemours Co.	23,780	691
Domtar Corp. (a)	115,810	6,316
Element Solutions, Inc.	67,227	1,458
Graphic Packaging Holding Co.	31,010	590
Greif, Inc. 'A'	4,196	271
HB Fuller Co.	1,447	93
Innospec, Inc.	2,164	182
Kaiser Aluminum Corp.	2,841	310
Louisiana-Pacific Corp.	7,208	442
Minerals Technologies, Inc.	2,673	187
O-I Glass, Inc. (a)	16,751	239
Olin Corp.	21,452	1,035
Schnitzer Steel Industries, Inc. 'A'	8,707	382
Schweitzer-Mauduit International, Inc.	6,201	215
Sensient Technologies Corp.	6,892	628
Silgan Holdings, Inc.	8,330	320
Stepan Co.	1,690	191
Trinseo S.A.	36,771	1,985
Warrior Met Coal, Inc.	110,903	2,581
Worthington Industries, Inc.	5,970	315

		20,024

REAL ESTATE 3.5%
Kennedy-Wilson Holdings, Inc.	10,146	212
New York REIT, Inc. «(a)	4,082	68
Realogy Holdings Corp. (a)	672,197	11,790

		12,070

UTILITIES 1.1%
ALLETE, Inc.	7,792	464
Avista Corp.	18,716	732
Hawaiian Electric Industries, Inc.	28,926	1,181
NorthWestern Corp.	10,626	609
PNM Resources, Inc.	13,331	659

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	September 30, 2021 (Unaudited)

Spire, Inc.	4,802	294

		3,939

Total United States		295,366

Total Common Stocks (Cost $149,763)		296,209

REAL ESTATE INVESTMENT TRUSTS 11.9%
UNITED STATES 11.9%
FINANCIALS 1.8%
Chimera Investment Corp.	259,398	3,852
Invesco Mortgage Capital, Inc.	31,352	99
Ladder Capital Corp.	12,795	141
MFA Financial, Inc.	382,727	1,749
Two Harbors Investment Corp.	24,728	157

		5,998

REAL ESTATE 10.1%
Acadia Realty Trust	4,189	85
Alexander & Baldwin, Inc.	17,831	418
Apple Hospitality REIT, Inc.	120,738	1,899
Brandywine Realty Trust	32,564	437
Columbia Property Trust, Inc.	27,007	514
Corporate Office Properties Trust	10,941	295
DiamondRock Hospitality Co. (a)	115,733	1,094
DigitalBridge Group, Inc. (a)	382,847	2,308
Diversified Healthcare Trust	264,696	897
Empire State Realty Trust, Inc. 'A'	60,038	602
Equity Commonwealth (a)	12,038	313
GEO Group, Inc.	124,533	930
Kite Realty Group Trust	26,732	544
Macerich Co.	222,730	3,722
Outfront Media, Inc.	22,893	577
Paramount Group, Inc.	49,811	448
Pebblebrook Hotel Trust	69,509	1,558
Piedmont Office Realty Trust, Inc. 'A'	39,510	689
PS Business Parks, Inc.	1,350	212
Rayonier, Inc.	11,369	406
Retail Opportunity Investments Corp.	12,205	213
Retail Properties of America, Inc. 'A'	115,986	1,494
RLJ Lodging Trust	199,967	2,971
Ryman Hospitality Properties, Inc. (a)	2,785	233
Sabra Health Care REIT, Inc.	9,573	141
Service Properties Trust	55,228	619
SITE Centers Corp.	87,949	1,358
Spirit Realty Capital, Inc.	10,650	490
Sunstone Hotel Investors, Inc. (a)	229,844	2,744
Tanger Factory Outlet Centers, Inc. (c)	105,393	1,718
Uniti Group, Inc.	187,274	2,317
Urban Edge Properties	6,947	127
Washington Real Estate Investment Trust	7,125	176
Xenia Hotels & Resorts, Inc. (a)	110,753	1,965

		34,514

Total Real Estate Investment Trusts (Cost $32,280)		40,512

SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (e) 0.5%		1,748

Total Short-Term Instruments (Cost $1,748)		1,748

Total Investments in Securities (Cost $183,791)		338,469

INVESTMENTS IN AFFILIATES 1.5%
SHORT-TERM INSTRUMENTS 1.5%
MUTUAL FUNDS 1.5%
PIMCO Government Money Market Fund 0.060% (b)(c)(d)	5,186,251	5,186

Total Short-Term Instruments (Cost $5,186)		5,186

Total Investments in Affiliates (Cost $5,186)		5,186

Total Investments 100.6% (Cost $188,977)		$343,655
Other Assets and Liabilities, net (0.6)%		(1,949)

Net Assets 100.0%		$341,706

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $5,083 were out on loan in exchange for $5,186 of cash collateral as of September 30, 2021.
(d)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	09/30/2021	10/01/2021	$1,748	U.S. Treasury Notes 1.625% due 12/15/2022		$(1,783)	$1,748	$1,748

Total Repurchase Agreements							$(1,783)	$1,748	$1,748

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2021

Investments in Securities, at Value
Common Stocks
Israel
	Information Technology				$88	$0	$0	$88
United Kingdom
	Financials				755	0	0	755
United States
	Communication Services				11,079	55	0	11,134
	Consumer Discretionary				57,973	0	0	57,973
	Consumer Staples				17,756	0	0	17,756
	Energy				63,444	0	0	63,444
	Financials				19,340	0	0	19,340
	Health Care				29,750	0	0	29,750
	Industrials				32,756	0	0	32,756
	Information Technology				27,180	0	0	27,180
	Materials				20,024	0	0	20,024
	Real Estate				12,002	0	68	12,070
	Utilities				3,939	0	0	3,939
Real Estate Investment Trusts
United States
	Financials				5,998	0	0	5,998
	Real Estate				34,514	0	0	34,514
Short-Term Instruments
Repurchase Agreements					0	1,748	0	1,748

					$336,598	$1,803	$68	$338,469
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds					5,186	0	0	5,186

Total Investments					$341,784	$1,803	$68	$343,655

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.8% ¤
COMMON STOCKS 91.0%
BRAZIL 4.4%
CONSUMER DISCRETIONARY 0.2%
Lojas Renner S.A.	6,280	$40
Petrobras Distribuidora S.A.	119,600	516

		556

CONSUMER STAPLES 1.0%
Ambev S.A.	320,500	900
BRF S.A. (a)	16,200	81
JBS S.A.	159,900	1,089
Raia Drogasil S.A.	45,500	195

		2,265

ENERGY 0.3%
Cosan S.A.	25,200	106
Ultrapar Participacoes S.A.	183,200	496

		602

FINANCIALS 0.5%
B3 S.A. - Brasil Bolsa Balcao	42,100	98
Banco BTG Pactual S.A.	61,700	285
Banco do Brasil S.A.	132,000	701
BB Seguridade Participacoes S.A.	9,700	36
Porto Seguro S.A.	8,300	75

		1,195

HEALTH CARE 0.0%
Hypera S.A.	7,200	42

INDUSTRIALS 0.2%
CCR S.A.	25,000	54
WEG S.A.	67,660	492

		546

MATERIALS 2.0%
Cia Siderurgica Nacional S.A.	55,300	292
Klabin S.A. (a)	66,800	297
Suzano S.A. (a)	32,500	325
Vale S.A.	277,200	3,881

		4,795

UTILITIES 0.2%
Centrais Eletricas Brasileiras S.A.	11,600	82
Cia de Saneamento Basico do Estado de Sao Paulo	6,700	47
Cia Paranaense de Energia	32,900	216
Engie Brasil Energia S.A.	12,425	86

		431

Total Brazil		10,432

CHILE 0.7%
CONSUMER DISCRETIONARY 0.1%
Falabella S.A.	75,724	265

CONSUMER STAPLES 0.2%
Cencosud S.A.	156,087	302

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2021 (Unaudited)

Cia Cervecerias Unidas S.A.	17,280	153

		455

ENERGY 0.0%
Empresas COPEC S.A.	10,475	87

FINANCIALS 0.1%
Banco de Chile	1,223,383	113
Banco de Credito e Inversiones	1,166	43
Banco Santander Chile	937,146	47

		203

MATERIALS 0.1%
CAP S.A.	8,313	88
Empresas CMPC S.A.	17,847	34

		122

UTILITIES 0.2%
Aguas Andinas S.A. 'A'	315,793	63
Colbun S.A.	666,893	108
Enel Americas S.A.	1,227,941	145
Enel Chile S.A.	3,066,711	146

		462

Total Chile		1,594

CHINA 9.4%
COMMUNICATION SERVICES 0.3%
Baidu, Inc. SP - ADR (a)	3,984	613

CONSUMER DISCRETIONARY 1.8%
ANTA Sports Products Ltd.	41,000	774
BAIC Motor Corp. Ltd. 'H'	234,000	81
BYD Co. Ltd. 'H'	17,000	529
Dongfeng Motor Group Co. Ltd. 'H'	326,000	290
GOME Retail Holdings Ltd. (a)	1,912,000	178
Great Wall Motor Co. Ltd. 'H'	277,000	1,019
Guangzhou Automobile Group Co. Ltd. 'H'	46,000	41
Shenzhou International Group Holdings Ltd.	31,500	669
Topsports International Holdings Ltd.	29,100	33
Yum China Holdings, Inc.	10,090	586
Zhongsheng Group Holdings Ltd.	20,000	160

		4,360

CONSUMER STAPLES 0.6%
Dali Foods Group Co. Ltd.	129,500	78
Hengan International Group Co. Ltd.	65,000	347
Nongfu Spring Co. Ltd.	18,000	91
Tingyi Cayman Islands Holding Corp.	152,000	283
Tsingtao Brewery Co. Ltd. 'H'	28,000	220
Uni-President China Holdings Ltd.	75,000	71
Want Want China Holdings Ltd.	318,000	240

		1,330

ENERGY 1.8%
China Petroleum & Chemical Corp. 'H'	4,056,000	1,999
China Shenhua Energy Co. Ltd. 'H'	380,000	885
PetroChina Co. Ltd. 'H'	2,232,000	1,045
Yanzhou Coal Mining Co. Ltd. 'H'	246,000	464

		4,393

FINANCIALS 1.3%
Agricultural Bank of China Ltd. 'H'	316,000	109
Bank of China Ltd. 'H'	734,000	259
Bank of Communications Co. Ltd. 'H'	378,000	224
China Cinda Asset Management Co. Ltd. 'H'	594,000	100
China CITIC Bank Corp. Ltd. 'H'	68,000	31
China Construction Bank Corp. 'H'	1,064,000	759
China Everbright Bank Co. Ltd. 'H'	73,000	26
China International Capital Corp. Ltd. 'H'	19,200	50
China Merchants Bank Co. Ltd. 'H'	80,000	637
China Merchants Securities Co. Ltd.	26,600	42
China Pacific Insurance Group Co. Ltd.	54,600	162
China Zheshang Bank Co. Ltd. 'H'	51,000	21

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2021 (Unaudited)

CITIC Securities Co. Ltd. 'H'	20,000	51
GF Securities Co. Ltd. 'H'	40,434	71
Haitong Securities Co. Ltd. 'H'	33,200	30
People's Insurance Co. Group of China Ltd. 'H'	91,000	28
PICC Property & Casualty Co. Ltd. 'H'	90,000	87
Postal Savings Bank of China Co. Ltd. 'H'	745,000	512

		3,199

HEALTH CARE 0.2%
China Resources Pharmaceutical Group Ltd.	97,500	48
CSPC Pharmaceutical Group Ltd.	45,680	54
Shanghai Fosun Pharmaceutical Group Co. Ltd.	16,000	82
Shanghai Pharmaceuticals Holding Co. Ltd. 'H'	17,300	34
Sinopharm Group Co. Ltd. 'H'	131,200	344

		562

INDUSTRIALS 0.8%
AviChina Industry & Technology Co. Ltd. 'H'	53,000	33
Beijing Capital International Airport Co. Ltd. 'H' (a)	260,000	152
China Communications Services Corp. Ltd. 'H'	74,000	41
China International Marine Containers Group Co. Ltd. 'H'	11,500	24
CITIC Ltd.	429,000	454
COSCO SHIPPING Holdings Co. Ltd. 'H' (a)(c)	65,550	99
Guangshen Railway Co. Ltd. 'H' (a)	212,000	39
Jiangsu Expressway Co. Ltd. 'H'	130,000	131
Metallurgical Corp. of China Ltd.	156,000	48
Sinopec Engineering Group Co. Ltd. 'H'	248,500	126
Sinotrans Ltd. 'H'	118,000	46
Weichai Power Co. Ltd. 'H'	112,000	232
Xinjiang Goldwind Science & Technology Co. Ltd.	18,600	39
Yangzijiang Shipbuilding Holdings Ltd.	298,800	301
Zhejiang Expressway Co. Ltd. 'H'	76,000	63
Zhuzhou CRRC Times Electric Co. Ltd. 'H' (a)	25,000	115
Zoomlion Heavy Industry Science and Technology Co. Ltd. 'H'	42,200	38

		1,981

INFORMATION TECHNOLOGY 0.5%
AAC Technologies Holdings, Inc.	22,000	104
FIH Mobile Ltd. (a)	176,000	26
Lenovo Group Ltd.	646,000	843
Sunny Optical Technology Group Co. Ltd.	8,300	218

		1,191

MATERIALS 1.1%
Aluminum Corp. of China Ltd. 'H' (a)	64,000	47
Angang Steel Co. Ltd. 'H'	168,000	103
Anhui Conch Cement Co. Ltd. 'H'	50,500	273
China BlueChemical Ltd. 'H'	142,000	52
China Hongqiao Group Ltd.	34,000	43
China Molybdenum Co. Ltd. 'H'	78,000	48
China National Building Material Co. Ltd. 'H'	726,000	976
China Oriental Group Co. Ltd.	268,000	83
China Zhongwang Holdings Ltd. «(a)	338,800	73
Jiangxi Copper Co. Ltd. 'H'	305,000	543
Sinopec Shanghai Petrochemical Co. Ltd. 'H'	806,000	195
Zijin Mining Group Co. Ltd. 'H'	106,000	129

		2,565

REAL ESTATE 0.4%
Agile Group Holdings Ltd.	100,000	93
China Evergrande Group (c)	149,000	56
China Vanke Co. Ltd. 'H'	42,600	117
Greentown China Holdings Ltd.	89,500	135
Guangzhou R&F Properties Co. Ltd. 'H' (c)	315,600	243
Powerlong Real Estate Holdings Ltd.	55,000	41
Seazen Group Ltd.	38,524	31
Shui On Land Ltd.	195,000	29
Sino-Ocean Group Holding Ltd.	409,000	80
SOHO China Ltd. (a)	173,000	46

		871

UTILITIES 0.6%
Beijing Jingneng Clean Energy Co. Ltd. 'H'	102,000	35
China Longyuan Power Group Corp. Ltd. 'H'	41,000	101
Datang International Power Generation Co. Ltd. 'H'	222,000	43
ENN Energy Holdings Ltd.	37,900	625
Huadian Power International Corp. Ltd. 'H'	458,000	190

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2021 (Unaudited)

Huaneng Power International, Inc. 'H'	688,000	369

		1,363

Total China		22,428

GREECE 0.4%
COMMUNICATION SERVICES 0.1%
Hellenic Telecommunications Organization S.A.	7,665	144

CONSUMER DISCRETIONARY 0.0%
OPAP S.A.	5,474	85

ENERGY 0.0%
Motor Oil Hellas Corinth Refineries S.A. (a)	4,946	75

FINANCIALS 0.3%
Alpha Bank AE (a)	147,543	185
Eurobank Ergasias S.A. (a)	363,862	339
National Bank of Greece S.A. (a)	41,714	116

		640

UTILITIES 0.0%
Public Power Corp. S.A. (a)(c)	8,329	78

Total Greece		1,022

HONG KONG 2.3%
CONSUMER DISCRETIONARY 0.1%
Geely Automobile Holdings Ltd.	70,000	201

CONSUMER STAPLES 0.4%
China Mengniu Dairy Co. Ltd.	48,000	309
China Resources Beer Holdings Co. Ltd.	92,000	681

		990

FINANCIALS 0.2%
BOC Hong Kong Holdings Ltd.	109,000	328
China Everbright Ltd.	62,000	73
Far East Horizon Ltd.	39,000	40

		441

INDUSTRIALS 0.1%
China Everbright International Ltd.	37,000	28
COSCO SHIPPING Ports Ltd.	126,000	109
Orient Overseas International Ltd.	7,500	129
Shanghai Industrial Holdings Ltd.	38,000	57

		323

REAL ESTATE 0.4%
China Overseas Land & Investment Ltd.	357,000	808
Poly Property Group Co. Ltd.	327,000	86
Yuexiu Property Co. Ltd.	82,400	77

		971

UTILITIES 1.1%
China Power International Development Ltd.	269,000	143
China Resources Gas Group Ltd.	80,000	420
China Resources Power Holdings Co. Ltd.	478,000	1,373
Guangdong Investment Ltd.	168,000	219
Kunlun Energy Co. Ltd.	472,000	491

		2,646

Total Hong Kong		5,572

INDIA 9.7%
CONSUMER DISCRETIONARY 0.6%
Tata Motors Ltd. ADR (a)	69,646	1,561

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2021 (Unaudited)

FINANCIALS 3.1%
Axis Bank Ltd. GDR (a)	22,287	1,139
HDFC Bank Ltd. ADR	44,250	3,234
ICICI Bank Ltd. SP - ADR	102,070	1,926
State Bank of India GDR	17,011	1,046

		7,345

HEALTH CARE 0.5%
Dr Reddy's Laboratories Ltd.	17,485	1,139

INDUSTRIALS 0.6%
Larsen & Toubro Ltd. GDR	63,327	1,469

INFORMATION TECHNOLOGY 4.5%
Infosys Ltd.	373,612	8,313
Wipro Ltd.	268,867	2,374

		10,687

MATERIALS 0.4%
Vedanta Ltd. ADR	65,693	1,004

Total India		23,205

INDONESIA 1.1%
COMMUNICATION SERVICES 0.3%
Telkom Indonesia Persero Tbk PT	2,948,500	755

CONSUMER DISCRETIONARY 0.1%
Astra International Tbk PT	841,700	321

CONSUMER STAPLES 0.2%
Charoen Pokphand Indonesia Tbk PT	206,100	92
Gudang Garam Tbk PT	61,200	139
Indofood CBP Sukses Makmur Tbk PT	96,500	56
Indofood Sukses Makmur Tbk PT	201,500	89
Unilever Indonesia Tbk PT	268,200	74

		450

ENERGY 0.2%
Adaro Energy Tbk PT	2,221,100	271
Bukit Asam Tbk PT	740,300	142
Indo Tambangraya Megah Tbk PT	118,100	171

		584

FINANCIALS 0.1%
Bank Central Asia Tbk PT	67,600	165
Bank Rakyat Indonesia Persero Tbk PT	218,347	58

		223

HEALTH CARE 0.0%
Kalbe Farma Tbk PT	369,800	37

INDUSTRIALS 0.1%
United Tractors Tbk PT	96,400	174

MATERIALS 0.1%
Indah Kiat Pulp & Paper Corp. Tbk PT	99,500	59
Indocement Tunggal Prakarsa Tbk PT	74,000	54

		113

UTILITIES 0.0%
Perusahaan Gas Negara Tbk PT (a)	837,400	69

Total Indonesia		2,726

MALAYSIA 1.2%
COMMUNICATION SERVICES 0.2%
Axiata Group Bhd.	78,100	73
DiGi.Com Bhd.	98,600	104

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2021 (Unaudited)

Maxis Bhd.	31,300	35
Telekom Malaysia Bhd.	88,600	121

		333

CONSUMER DISCRETIONARY 0.2%
Genting Bhd.	172,200	207
Genting Malaysia Bhd.	245,600	176

		383

CONSUMER STAPLES 0.1%
British American Tobacco Malaysia Bhd.	10,300	35
IOI Corp. Bhd.	36,300	33
Kuala Lumpur Kepong Bhd.	18,300	88
PPB Group Bhd.	23,380	102
Sime Darby Plantation Bhd.	41,100	35

		293

FINANCIALS 0.4%
AMMB Holdings Bhd.	64,700	49
CIMB Group Holdings Bhd.	180,100	205
Hong Leong Bank Bhd.	7,200	32
Malayan Banking Bhd.	126,200	243
Public Bank Bhd.	407,200	396
RHB Bank Bhd.	33,700	44

		969

HEALTH CARE 0.0%
IHH Healthcare Bhd.	28,600	46

INDUSTRIALS 0.1%
IJM Corp. Bhd.	123,800	53
MISC Bhd.	64,700	106
Sime Darby Bhd.	180,400	98

		257

MATERIALS 0.1%
Petronas Chemicals Group Bhd.	56,500	117
Press Metal Aluminium Holdings Bhd.	23,300	32

		149

REAL ESTATE 0.0%
Mah Sing Group Bhd.	196,300	33

UTILITIES 0.1%
Petronas Gas Bhd.	23,500	94
Tenaga Nasional Bhd.	103,100	238

		332

Total Malaysia		2,795

MEXICO 2.1%
COMMUNICATION SERVICES 0.7%
America Movil S.A.B. de C.V.	1,665,100	1,473
Grupo Televisa S.A.B.	37,300	82
Megacable Holdings S.A.B. de C.V.	21,000	64

		1,619

CONSUMER DISCRETIONARY 0.0%
Nemak S.A.B. de C.V. (a)	267,907	68

CONSUMER STAPLES 0.8%
Arca Continental S.A.B. de C.V.	25,100	153
Coca-Cola Femsa S.A.B. de C.V.	50,265	283
Gruma S.A.B. de C.V. 'B'	18,580	213
Kimberly-Clark de Mexico S.A.B. de C.V. 'A'	158,800	262
Wal-Mart de Mexico S.A.B. de C.V.	292,300	993

		1,904

FINANCIALS 0.0%
Grupo Elektra S.A.B. de C.V.	660	50

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2021 (Unaudited)

Grupo Financiero Banorte S.A.B. de C.V. 'O'	9,100	59

		109

INDUSTRIALS 0.1%
Alfa S.A.B. de C.V. 'A'	163,500	113
Grupo Aeroportuario del Pacifico S.A.B. de C.V.	4,200	49
Grupo Aeroportuario del Sureste S.A.B. de C.V.	2,020	38

		200

MATERIALS 0.5%
Alpek S.A.B. de C.V.	136,400	155
Cemex S.A.B. de C.V.	185,900	134
Grupo Mexico S.A.B. de C.V. 'B'	191,500	765
Orbia Advance Corp. S.A.B. de C.V.	59,000	151

		1,205

Total Mexico		5,105

PHILIPPINES 0.3%
COMMUNICATION SERVICES 0.1%
Globe Telecom, Inc.	1,205	71
PLDT, Inc.	6,625	218

		289

CONSUMER STAPLES 0.0%
Universal Robina Corp.	16,950	45

FINANCIALS 0.1%
Bank of the Philippine Islands	28,751	46
Metro Pacific Investments Corp.	887,000	63
Metropolitan Bank & Trust Co.	56,542	48

		157

INDUSTRIALS 0.1%
Ayala Corp.	5,770	93
International Container Terminal Services, Inc.	34,880	133

		226

UTILITIES 0.0%
Manila Electric Co.	13,370	78

Total Philippines		795

POLAND 0.9%
COMMUNICATION SERVICES 0.1%
Cyfrowy Polsat S.A.	11,387	102
Orange Polska S.A. (a)	40,330	82

		184

ENERGY 0.3%
Grupa Lotos S.A. (a)	10,972	163
Polski Koncern Naftowy ORLEN S.A.	27,690	570

		733

FINANCIALS 0.2%
Bank Polska Kasa Opieki S.A.	1,891	49
Powszechna Kasa Oszczednosci Bank Polski S.A. (a)	3,379	36
Powszechny Zaklad Ubezpieczen S.A.	37,961	347

		432

MATERIALS 0.2%
Jastrzebska Spolka Weglowa S.A. (a)	8,614	120
KGHM Polska Miedz S.A.	8,559	337

		457

UTILITIES 0.1%
Enea S.A. (a)	15,047	35
PGE Polska Grupa Energetyczna S.A. (a)	67,429	151

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2021 (Unaudited)

Tauron Polska Energia S.A.	115,034	96

		282

Total Poland		2,088

ROMANIA 0.0%
REAL ESTATE 0.0%
NEPI Rockcastle PLC	5,129	36

Total Romania		36

RUSSIA 9.9%
COMMUNICATION SERVICES 0.4%
Mobile TeleSystems PJSC	137,260	619
Rostelecom PJSC	81,230	101
Sistema PJSC FC	497,300	183

		903

CONSUMER STAPLES 0.2%
Magnit PJSC	6,517	544

ENERGY 6.4%
Gazprom Neft PJSC	28,970	188
Gazprom PJSC	1,436,470	7,153
LUKOIL PJSC	42,379	4,010
Novatek PJSC	47,427	1,247
Rosneft Oil Co. PJSC	145,587	1,225
Surgutneftegas PJSC (c)	2,303,500	1,160
Tatneft PJSC	54,462	393

		15,376

FINANCIALS 1.0%
Moscow Exchange MICEX-RTS PJSC	12,590	30
Sberbank of Russia PJSC	315,280	1,473
VTB Bank PJSC	1,263,020,000	895

		2,398

MATERIALS 1.4%
Alrosa PJSC	129,710	236
Magnitogorsk Iron & Steel Works PJSC	340,930	320
MMC Norilsk Nickel PJSC	4,379	1,306
Novolipetsk Steel PJSC	186,940	555
PhosAgro PJSC	2,140	151
Polyus PJSC	250	41
Severstal PAO	40,329	839
United Co. RUSAL International PJSC (a)	35,000	33

		3,481

REAL ESTATE 0.0%
LSR Group PJSC	3,487	36

UTILITIES 0.5%
Federal Grid Co. Unified Energy System PJSC	32,300,000	82
Inter RAO UES PJSC (c)	7,865,500	501
Rosseti PJSC	13,614,000	239
RusHydro PJSC	19,492,000	217
Unipro PJSC	2,325,000	87

		1,126

Total Russia		23,864

SAUDI ARABIA 2.0%
COMMUNICATION SERVICES 0.2%
Saudi Telecom Co.	10,773	365

CONSUMER DISCRETIONARY 0.1%
Jarir Marketing Co.	3,073	172

CONSUMER STAPLES 0.0%
Almarai Co. JSC	7,032	109

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2021 (Unaudited)

ENERGY 0.3%
Saudi Arabian Oil Co.	63,838	612

FINANCIALS 0.5%
Al Rajhi Bank	33,832	1,102
Bank AlBilad (a)	3,657	40
Riyad Bank	5,086	37
Saudi British Bank	5,250	46
Saudi National Bank	3,259	53

		1,278

HEALTH CARE 0.0%
Dr Sulaiman Al Habib Medical Services Group Co.	934	43

MATERIALS 0.9%
Advanced Petrochemical Co.	2,390	48
National Petrochemical Co.	3,067	41
SABIC Agri-Nutrients Co.	4,641	213
Sahara International Petrochemical Co.	8,812	102
Saudi Arabian Mining Co. (a)	3,266	73
Saudi Basic Industries Corp.	32,615	1,102
Saudi Industrial Investment Group	19,359	209
Saudi Kayan Petrochemical Co. (a)	17,816	97
Southern Province Cement Co.	5,727	114
Yanbu National Petrochemical Co.	14,370	272

		2,271

UTILITIES 0.0%
Saudi Electricity Co.	7,161	51

Total Saudi Arabia		4,901

SINGAPORE 0.0%
INDUSTRIALS 0.0%
BOC Aviation Ltd.	5,500	46

Total Singapore		46

SOUTH AFRICA 3.7%
COMMUNICATION SERVICES 0.6%
MTN Group Ltd. (a)	114,564	1,076
MultiChoice Group	19,899	151
Telkom S.A. SOC Ltd. (a)	40,309	118

		1,345

CONSUMER DISCRETIONARY 0.2%
Foschini Group Ltd. (a)	12,450	113
Motus Holdings Ltd.	12,634	85
Mr Price Group Ltd.	9,589	128
Truworths International Ltd.	23,455	87
Woolworths Holdings Ltd.	48,000	187

		600

CONSUMER STAPLES 0.4%
Bid Corp. Ltd. (a)	12,721	273
Distell Group Holdings Ltd. (a)	4,589	58
Massmart Holdings Ltd. (a)	12,469	51
Shoprite Holdings Ltd.	34,712	412
SPAR Group Ltd.	8,654	113
Tiger Brands Ltd.	12,061	150

		1,057

ENERGY 0.2%
Exxaro Resources Ltd. (c)	42,530	455

FINANCIALS 0.4%
Absa Group Ltd.	8,890	90
Capitec Bank Holdings Ltd.	486	59
FirstRand Ltd.	69,435	297
Nedbank Group Ltd.	4,608	54
Old Mutual Ltd.	44,527	49
Sanlam Ltd.	11,381	48

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2021 (Unaudited)

Standard Bank Group Ltd.	35,080	332

		929

HEALTH CARE 0.1%
Aspen Pharmacare Holdings Ltd.	2,318	41
Netcare Ltd. (a)	182,871	197

		238

INDUSTRIALS 0.1%
Barloworld Ltd.	13,526	111
Bidvest Group Ltd.	2,712	35

		146

MATERIALS 1.7%
Anglo American Platinum Ltd.	630	55
AngloGold Ashanti Ltd.	29,280	469
Gold Fields Ltd.	161,924	1,327
Impala Platinum Holdings Ltd.	73,331	827
Kumba Iron Ore Ltd.	7,882	259
Sappi Ltd. (a)	37,344	99
Sasol Ltd. (a)	51,286	972

		4,008

Total South Africa		8,778

SOUTH KOREA 19.6%
COMMUNICATION SERVICES 2.0%
Kakao Corp.	2,961	291
KT Corp.	40,760	1,115
LG Uplus Corp.	34,543	434
NAVER Corp.	3,349	1,087
NCSoft Corp.	929	470
SK Telecom Co. Ltd.	4,899	1,331

		4,728

CONSUMER DISCRETIONARY 5.6%
Coway Co. Ltd.	3,930	245
Hankook Tire & Technology Co. Ltd.	7,250	263
Hanon Systems	12,247	161
Hyundai Department Store Co. Ltd.	1,308	87
Hyundai Mobis Co. Ltd.	8,384	1,769
Hyundai Motor Co.	23,566	3,923
Hyundai Wia Corp.	3,992	263
Kangwon Land, Inc.	10,792	259
Kia Corp.	53,922	3,642
LG Electronics, Inc.	21,197	2,253
LOTTE Himart Co. Ltd.	3,443	86
Lotte Shopping Co. Ltd. (c)	2,966	254
Mando Corp.	2,218	105
Shinsegae, Inc.	178	39

		13,349

CONSUMER STAPLES 1.0%
Amorepacific Corp.	2,529	199
CJ CheilJedang Corp.	774	266
E-MART, Inc.	4,434	610
GS Retail Co. Ltd.	1,880	51
KT&G Corp.	11,632	796
LG Household & Health Care Ltd.	287	324
NongShim Co. Ltd.	302	72

		2,318

ENERGY 1.9%
GS Holdings Corp.	10,249	382
S-Oil Corp.	424	39
SK Gas Ltd.	880	119
SK Innovation Co. Ltd.	18,099	3,985

		4,525

FINANCIALS 2.3%
BNK Financial Group, Inc.	59,757	443
DB Insurance Co. Ltd.	4,892	262
DGB Financial Group, Inc.	29,460	246
Hana Financial Group, Inc.	4,313	168

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2021 (Unaudited)

Hanwha Life Insurance Co. Ltd.	99,834	302
Hyundai Marine & Fire Insurance Co. Ltd.	12,614	269
Industrial Bank of Korea	47,281	416
KB Financial Group, Inc.	3,490	162
Korea Investment Holdings Co. Ltd.	530	38
Meritz Financial Group, Inc.	5,902	167
Meritz Fire & Marine Insurance Co. Ltd.	10,544	270
Samsung Card Co. Ltd.	3,301	94
Samsung Fire & Marine Insurance Co. Ltd.	3,532	698
Samsung Life Insurance Co. Ltd.	9,676	594
Samsung Securities Co. Ltd.	1,413	56
Shinhan Financial Group Co. Ltd.	39,154	1,323
Woori Financial Group, Inc.	9,072	88

		5,596

HEALTH CARE 0.0%
Genome & Co. (a)	1,796	58

INDUSTRIALS 2.3%
CJ Corp.	2,876	238
CJ Logistics Corp. (a)	570	73
Daewoo Engineering & Construction Co. Ltd. (a)	6,598	37
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	2,694	60
Doosan Bobcat, Inc.	2,932	98
Doosan Co. Ltd.	2,018	168
Doosan Heavy Industries & Construction Co. Ltd. (a)	40,909	704
Doosan Infracore Co. Ltd. (a)	8,180	66
GS Engineering & Construction Corp.	2,469	88
Hanwha Corp.	13,045	372
HDC Hyundai Development Co-Engineering & Construction	1,884	43
Hyundai Engineering & Construction Co. Ltd.	6,018	258
Hyundai Glovis Co. Ltd.	2,826	392
Hyundai Heavy Industries Holdings Co. Ltd.	6,306	342
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	554	47
Korean Air Lines Co. Ltd.	11,698	329
LG Corp.	7,594	591
LG International Corp.	6,954	201
Lotte Confectionery Co. Ltd.	1,537	43
LS Corp.	4,169	223
Posco International Corp.	12,121	241
Samsung C&T Corp.	980	101
Samsung Heavy Industries Co. Ltd. (a)	6,708	35
SK Holdings Co. Ltd.	2,778	621
SK Networks Co. Ltd.	40,167	174

		5,545

INFORMATION TECHNOLOGY 1.4%
LG Display Co. Ltd. (a)(c)	78,799	1,243
Samsung Electro-Mechanics Co. Ltd.	1,568	232
Samsung SDI Co. Ltd.	484	289
SK Hynix, Inc.	18,894	1,618

		3,382

MATERIALS 2.3%
Dongkuk Steel Mill Co. Ltd.	27,707	423
Hyundai Steel Co.	22,251	874
Kolon Industries, Inc.	2,074	173
Korea Zinc Co. Ltd.	687	290
Kumho Petrochemical Co. Ltd. (c)	503	79
POSCO	12,847	3,537
Seah Besteel Corp.	3,069	66
Taekwang Industrial Co. Ltd.	88	82
Young Poong Corp.	113	63

		5,587

UTILITIES 0.8%
Korea Electric Power Corp.	72,762	1,440
Korea Gas Corp.	9,287	379

		1,819

Total South Korea		46,907

TAIWAN 17.7%
COMMUNICATION SERVICES 0.5%
Chunghwa Telecom Co. Ltd.	186,000	737
Far EasTone Telecommunications Co. Ltd.	84,000	185

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2021 (Unaudited)

Taiwan Mobile Co. Ltd.	89,000	316

		1,238

CONSUMER DISCRETIONARY 0.7%
Cheng Shin Rubber Industry Co. Ltd.	170,000	216
China Motor Corp.	56,000	148
Eclat Textile Co. Ltd.	4,000	87
Feng TAY Enterprise Co. Ltd.	8,000	61
Formosa Taffeta Co. Ltd.	126,000	136
Giant Manufacturing Co. Ltd.	6,000	68
Hotai Motor Co. Ltd.	9,000	188
Kenda Rubber Industrial Co. Ltd.	26,000	30
Kinpo Electronics	47,000	22
Nien Made Enterprise Co. Ltd.	7,000	99
Pou Chen Corp.	207,000	249
Ruentex Industries Ltd.	46,000	209
Yulon Motor Co. Ltd.	112,509	171

		1,684

CONSUMER STAPLES 0.3%
Great Wall Enterprise Co. Ltd.	5,960	12
President Chain Store Corp.	36,000	361
Uni-President Enterprises Corp.	170,000	415

		788

ENERGY 0.1%
Formosa Petrochemical Corp.	63,000	223

FINANCIALS 2.5%
Cathay Financial Holding Co. Ltd.	479,000	988
Chailease Holding Co. Ltd.	42,650	375
Chang Hwa Commercial Bank Ltd.	5,050	3
China Development Financial Holding Corp.	662,000	335
China Life Insurance Co. Ltd.	32,000	33
CTBC Financial Holding Co. Ltd.	712,000	583
E.Sun Financial Holding Co. Ltd.	562,648	529
First Financial Holding Co. Ltd.	322,490	261
Fubon Financial Holding Co. Ltd.	593,700	1,623
Hua Nan Financial Holdings Co. Ltd. 'C'	37,371	27
Mega Financial Holding Co. Ltd.	367,000	421
Shanghai Commercial & Savings Bank Ltd.	27,605	44
Shin Kong Financial Holding Co. Ltd.	524,307	174
SinoPac Financial Holdings Co. Ltd.	475,528	236
Taishin Financial Holding Co. Ltd.	278,552	180
Taiwan Cooperative Financial Holding Co. Ltd.	43,560	34
Yuanta Financial Holding Co. Ltd.	17,000	15

		5,861

INDUSTRIALS 0.7%
China Airlines Ltd. (a)	320,000	196
Eva Airways Corp.	157,400	106
Evergreen Marine Corp. Taiwan Ltd.	59,000	262
Far Eastern New Century Corp.	257,000	274
Teco Electric and Machinery Co. Ltd.	21,000	23
Walsin Lihwa Corp.	599,000	538
Wan Hai Lines Ltd.	42,000	303

		1,702

INFORMATION TECHNOLOGY 10.8%
Accton Technology Corp.	5,000	47
Acer, Inc.	580,000	511
Advantech Co. Ltd.	22,291	291
ASE Technology Holding Co. Ltd.	35,000	135
Asustek Computer, Inc.	115,000	1,336
AU Optronics Corp.	2,612,000	1,638
Catcher Technology Co. Ltd.	73,000	436
Cheng Uei Precision Industry Co. Ltd.	71,000	96
Chicony Electronics Co. Ltd.	54,000	148
Compal Electronics, Inc.	675,000	569
Delta Electronics, Inc.	71,000	636
Foxconn Technology Co. Ltd.	75,000	188
Hon Hai Precision Industry Co. Ltd.	438,600	1,637
Innolux Corp.	4,663,000	2,807
Inventec Corp.	303,000	279
King Yuan Electronics Co. Ltd.	28,000	41
Largan Precision Co. Ltd.	2,660	207
Lite-On Technology Corp.	160,000	357
MediaTek, Inc.	89,000	2,865

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2021 (Unaudited)

Micro-Star International Co. Ltd.	92,000	424
Mitac Holdings Corp.	22,000	23
Nan Ya Printed Circuit Board Corp.	4,000	62
Nanya Technology Corp.	28,000	65
Novatek Microelectronics Corp.	67,000	973
Pegatron Corp.	347,000	831
Powertech Technology, Inc.	106,000	394
Quanta Computer, Inc.	263,000	728
Radiant Opto-Electronics Corp.	25,000	83
Realtek Semiconductor Corp.	8,000	141
Silicon Motion Technology Corp. ADR	762	53
Supreme Electronics Co. Ltd.	142,593	225
Synnex Technology International Corp.	124,000	231
Taiwan Semiconductor Manufacturing Co. Ltd.	194,000	4,012
TPK Holding Co. Ltd.	50,000	70
Transcend Information, Inc.	8,000	19
Tripod Technology Corp.	12,000	48
Unimicron Technology Corp.	9,000	42
United Microelectronics Corp.	1,087,000	2,464
Winbond Electronics Corp.	22,000	21
Wistron Corp.	381,347	375
WPG Holdings Ltd.	118,560	205
WT Microelectronics Co. Ltd.	21,000	45
Yageo Corp.	9,000	141
Zhen Ding Technology Holding Ltd.	23,000	81

		25,980

MATERIALS 2.1%
Asia Cement Corp.	242,000	394
Cheng Loong Corp.	32,000	41
China Steel Corp.	906,000	1,172
Eternal Materials Co. Ltd.	24,000	32
Feng Hsin Steel Co. Ltd.	51,000	143
Formosa Chemicals & Fibre Corp.	140,000	419
Formosa Plastics Corp.	202,000	817
Nan Ya Plastics Corp.	268,000	876
TA Chen Stainless Pipe	32,000	52
Taiwan Cement Corp.	486,422	886
Taiwan Fertilizer Co. Ltd.	11,000	26
Tung Ho Steel Enterprise Corp.	35,000	51
YFY, Inc.	38,000	46

		4,955

REAL ESTATE 0.0%
Farglory Land Development Co. Ltd.	10,000	21
Highwealth Construction Corp.	24,000	39
Ruentex Development Co. Ltd.	17,800	36

		96

Total Taiwan		42,527

THAILAND 4.2%
COMMUNICATION SERVICES 0.4%
Advanced Info Service PCL	66,300	382
Digital Telecommunications Infrastructure Fund	531,400	203
Intouch Holdings PCL	54,400	129
Jasmine International PCL	413,500	35
Total Access Communication PCL	98,700	120

		869

CONSUMER DISCRETIONARY 0.0%
Minor International PCL (a)	50,400	46
Sri Trang Agro-Industry PCL	38,400	38

		84

CONSUMER STAPLES 0.6%
Berli Jucker PCL	33,900	33
Charoen Pokphand Foods PCL	513,700	390
CP ALL PCL	206,300	386
Thai Beverage PCL	393,200	189
Thai Union Group PCL 'F'	522,900	335

		1,333

ENERGY 1.1%
Bangchak Corp. PCL	146,000	118
Banpu PCL	114,566	42
Esso Thailand PCL (a)(c)	446,200	107

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2021 (Unaudited)

IRPC PCL	3,103,000	379
PTT Exploration & Production PCL	52,500	181
PTT PCL	1,208,100	1,382
Star Petroleum Refining PCL	997,400	288
Thai Oil PCL	170,700	261

		2,758

FINANCIALS 0.6%
Bangkok Bank PCL	112,600	384
Kasikornbank PCL	81,200	316
Krung Thai Bank PCL	369,000	119
Siam Commercial Bank PCL	69,400	249
Thanachart Capital PCL	234,700	234
Tisco Financial Group PCL	15,000	41
TMBThanachart Bank PCL	1,103,400	36

		1,379

HEALTH CARE 0.1%
Bangkok Dusit Medical Services PCL 'F'	225,900	152
Bumrungrad Hospital PCL	15,000	62

		214

INDUSTRIALS 0.4%
Airports of Thailand PCL	77,600	139
Delta Electronics Thailand PCL	64,300	887

		1,026

INFORMATION TECHNOLOGY 0.1%
Cal-Comp Electronics Thailand PCL	484,500	39
Fabrinet (a)	410	42
Jasmine Broadband Internet Infrastructure Fund	472,400	139

		220

MATERIALS 0.7%
Indorama Ventures PCL	31,500	41
PTT Global Chemical PCL	268,800	498
Siam Cement PCL	102,100	1,209

		1,748

REAL ESTATE 0.1%
Land & Houses PCL NVDR	759,100	177
Sansiri PCL (a)	1,350,700	48
Supalai PCL	114,700	68

		293

UTILITIES 0.1%
Electricity Generating PCL	11,800	60
Ratch Group PCL	55,800	75

		135

Total Thailand		10,059

TURKEY 1.4%
COMMUNICATION SERVICES 0.2%
Turk Telekomunikasyon A/S	165,339	139
Turkcell Iletisim Hizmetleri A/S	188,320	323

		462

CONSUMER DISCRETIONARY 0.3%
Arcelik A/S	69,178	253
Ford Otomotiv Sanayi A/S	11,791	221
Tofas Turk Otomobil Fabrikasi A/S	35,442	207

		681

CONSUMER STAPLES 0.1%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	21,203	51
BIM Birlesik Magazalar A/S	40,169	289

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2021 (Unaudited)

Coca-Cola Icecek A/S	4,830	46

		386

ENERGY 0.2%
Turkiye Petrol Rafinerileri A/S (a)	31,575	411

FINANCIALS 0.3%
Haci Omer Sabanci Holding A/S	232,489	254
Is Yatirim Menkul Degerler A/S	43,683	65
Turkiye Halk Bankasi A/S (a)(c)	99,385	48
Turkiye Is Bankasi 'C'	308,247	179
Turkiye Vakiflar Bankasi TAO 'D' (a)	112,714	41
Yapi ve Kredi Bankasi A/S	145,293	39

		626

INDUSTRIALS 0.2%
Dogan Sirketler Grubu Holding A/S	164,095	47
Enka Insaat ve Sanayi A/S	136,308	157
KOC Holding A/S	42,148	107
Turk Hava Yollari AO (a)	152,139	240
Turkiye Sise ve Cam Fabrikalari A/S	41,222	38

		589

MATERIALS 0.1%
Eregli Demir ve Celik Fabrikalari TAS	106,198	195
Petkim Petrokimya Holding A/S (a)	84,075	62

		257

UTILITIES 0.0%
Aygaz A/S	23,089	40

Total Turkey		3,452

UKRAINE 0.0%
CONSUMER STAPLES 0.0%
Kernel Holding S.A.	2,423	37

Total Ukraine		37

UNITED STATES 0.0%
CONSUMER DISCRETIONARY 0.0%
Nexteer Automotive Group Ltd.	52,000	53

Total United States		53

Total Common Stocks (Cost $171,269)		218,422

	UNITS
EQUITY-LINKED SECURITIES 0.6%
UNITED KINGDOM 0.6%
FINANCIALS 0.6%
HSBC Bank PLC, Bank of Jiangsu Co. Ltd. - Exp. 06/25/2022	84,500	76
HSBC Bank PLC, Bank of Nanjing Co. Ltd. - Exp. 12/19/2022	23,500	33
HSBC Bank PLC, Contemporary Amperex Technology Co. Ltd. - Exp. 11/23/2021	1,900	155
HSBC Bank PLC, Foshan Haitian Flavouring & Food Co. Ltd. - Exp. 11/23/2021	630	11
HSBC Bank PLC, Hesteel Co. Ltd. - Exp. 10/08/2021	219,700	93
HSBC Bank PLC, Huayu Automotive Systems Co. Ltd. - Exp. 07/18/2022	8,500	30
HSBC Bank PLC, Industrial Bank Co. Ltd. - Exp. 03/18/2022	85,700	243
HSBC Bank PLC, Inner Mongolia Yili Industrial Group Co. Ltd. - Exp. 11/23/2021	14,900	87
HSBC Bank PLC, Kweichow Moutai Co. Ltd. - Exp. 08/15/2022	200	57
HSBC Bank PLC, LONGi Green Energy Technology Co. Ltd. - Exp. 03/18/2022	5,740	74
HSBC Bank PLC, Luzhou Laojiao Co. Ltd. - Exp. 03/18/2022	1,600	55
HSBC Bank PLC, Ping An Bank Co. Ltd. - Exp. 03/18/2022	12,600	35
HSBC Bank PLC, Power Construction Corp of China Ltd - Exp. 06/25/2022	79,800	105
HSBC Bank PLC, Rongsheng Petrochemical Co. Ltd. - Exp. 03/18/2022	5,500	16
HSBC Bank PLC, SAIC Motor Corp Ltd - Exp. 12/13/2021	28,400	84
HSBC Bank PLC, Sanan Optoelectronics Co. Ltd. - Exp. 11/12/2021	6,900	34
HSBC Bank PLC, Sany Heavy Industry Co. Ltd. - Exp. 03/18/2022	5,800	23
HSBC Bank PLC, TBEA Co. Ltd. - Exp. 06/25/2022	21,900	82
HSBC Bank PLC, Tongling Nonferrous Metals Group Co. Ltd. - Exp. 12/05/2022	36,000	22
HSBC Bank PLC, Tongwei Co. Ltd. - Exp. 03/18/2022	7,100	56

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2021 (Unaudited)

HSBC Bank PLC, Wanhua Chemical Group Co. Ltd. - Exp. 10/19/2021	2,500	41

		1,412

Total Equity-Linked Securities (Cost $1,394)		1,412

	SHARES
EXCHANGE-TRADED FUNDS 4.5%
UNITED STATES 4.5%
iShares MSCI India ETF	220,162	10,720

Total Exchange-Traded Funds (Cost $9,380)		10,720

PREFERRED STOCKS 2.2%
BRAZIL 1.8%
BANKING & FINANCE 0.3%
Banco Bradesco S.A.	17,000	65
Banco do Estado do Rio Grande do Sul S.A.	13,200	28
Itau Unibanco Holding S.A.	122,350	650

		743

INDUSTRIALS 0.7%
Braskem S.A.	23,500	256
Gerdau S.A.	182,300	907
Metalurgica Gerdau S.A.	241,300	551
Usinas Siderurgicas de Minas Gerais S.A.	13,900	41

		1,755

UTILITIES 0.8%
Cia de Transmissao de Energia Eletrica Paulista	42,400	189
Cia Energetica de Minas Gerais	308,547	795
Cia Energetica de Sao Paulo	45,800	199
Petroleo Brasileiro S.A.	152,700	763

		1,946

Total Brazil		4,444

CHILE 0.2%
INDUSTRIALS 0.2%
Embotelladora Andina S.A.	77,821	168
Sociedad Quimica y Minera de Chile S.A.	5,836	314

		482

Total Chile		482

RUSSIA 0.2%
UTILITIES 0.2%
Bashneft PJSC	5,671	84
Transneft PJSC (c)	132	290

		374

Total Russia		374

Total Preferred Stocks (Cost $4,025)		5,300

REAL ESTATE INVESTMENT TRUSTS 0.1%
MEXICO 0.0%
REAL ESTATE 0.0%
Fibra Uno Administracion S.A. de C.V.	31,200	35

Total Mexico		35

SOUTH AFRICA 0.0%
REAL ESTATE 0.0%
Growthpoint Properties Ltd.	36,348	35

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2021 (Unaudited)

Total South Africa		35

TURKEY 0.1%
REAL ESTATE 0.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (c)	524,878	106

Total Turkey		106

Total Real Estate Investment Trusts (Cost $226)		176

RIGHTS 0.0%
SOUTH KOREA 0.0%
INDUSTRIALS 0.0%
Hyundai Engineering & Construction Co. Ltd. (a)	144	10
Samsung Heavy Industries Co. Ltd. (a)	3,038	2

		12

Total Rights (Cost $0)		12

WARRANTS 0.1%
THAILAND 0.0%
FINANCIALS 0.0%
ANPU Public Co. – Exp. 10/01/2023	114,566	17
BANPU Public Co. – Exp. 10/01/2022	114,566	25

		42

Total Thailand		42

UNITED KINGDOM 0.1%
FINANCIALS 0.1%
HSBC Bank PLC – Exp. 11/09/2021	1	0
Industrial Bank Co. Ltd. - Exp. 09/16/2022	81,800	232

		232

Total United Kingdom		232

Total Warrants (Cost $237)		274

SHORT-TERM INSTRUMENTS 1.3%
REPURCHASE AGREEMENTS (e) 1.3%		3,095

Total Short-Term Instruments (Cost $3,095)		3,095

Total Investments in Securities (Cost $189,626)		239,411

INVESTMENTS IN AFFILIATES 2.0%
SHORT-TERM INSTRUMENTS 2.0%
MUTUAL FUNDS 2.0%
PIMCO Government Money Market Fund 0.060% (b)(c)(d)	4,716,606	4,717

Total Short-Term Instruments (Cost $4,717)		4,717

Total Investments in Affiliates (Cost $4,717)		4,717

Total Investments 101.8% (Cost $194,343)		$244,128
Other Assets and Liabilities, net (1.8)%		(4,214)

Net Assets 100.0%		$239,914

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $3,157 were out on loan in exchange for $4,999 of cash collateral as of September 30, 2021.
(d)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	09/30/2021	10/01/2021	$3,095	U.S. Treasury Notes 1.250% due 06/30/2028		$(3,157)	$3,095	$3,095

Total Repurchase Agreements							$(3,157)	$3,095	$3,095

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2021

Investments in Securities, at Value
Common Stocks
Brazil
	Consumer Discretionary				$556	$0	$0	$556
	Consumer Staples				2,265	0	0	2,265
	Energy				602	0	0	602
	Financials				1,195	0	0	1,195
	Health Care				42	0	0	42
	Industrials				546	0	0	546
	Materials				4,795	0	0	4,795
	Utilities				431	0	0	431
Chile
	Consumer Discretionary				265	0	0	265
	Consumer Staples				302	153	0	455
	Energy				87	0	0	87
	Financials				90	113	0	203
	Materials				88	34	0	122
	Utilities				171	291	0	462
China
	Communication Services				613	0	0	613
	Consumer Discretionary				586	3,774	0	4,360
	Consumer Staples				78	1,252	0	1,330
	Energy				0	4,393	0	4,393
	Financials				0	3,199	0	3,199
	Health Care				0	562	0	562
	Industrials				63	1,918	0	1,981
	Information Technology				0	1,191	0	1,191
	Materials				0	2,492	73	2,565
	Real Estate				0	871	0	871
	Utilities				0	1,363	0	1,363
Greece
	Communication Services				0	144	0	144
	Consumer Discretionary				0	85	0	85
	Energy				0	75	0	75
	Financials				0	640	0	640
	Utilities				0	78	0	78
Hong Kong
	Consumer Discretionary				0	201	0	201
	Consumer Staples				0	990	0	990
	Financials				40	401	0	441
	Industrials				0	323	0	323
	Real Estate				86	885	0	971
	Utilities				563	2,083	0	2,646
India
	Consumer Discretionary				1,561	0	0	1,561
	Financials				7,345	0	0	7,345
	Health Care				1,139	0	0	1,139

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2021 (Unaudited)

Industrials	1,469	0	0	1,469
Information Technology	10,687	0	0	10,687
Materials	1,004	0	0	1,004
Indonesia
Communication Services	0	755	0	755
Consumer Discretionary	0	321	0	321
Consumer Staples	0	450	0	450
Energy	0	584	0	584
Financials	0	223	0	223
Health Care	0	37	0	37
Industrials	0	174	0	174
Materials	0	113	0	113
Utilities	0	69	0	69
Malaysia
Communication Services	35	298	0	333
Consumer Discretionary	207	176	0	383
Consumer Staples	293	0	0	293
Financials	720	249	0	969
Health Care	46	0	0	46
Industrials	98	159	0	257
Materials	149	0	0	149
Real Estate	33	0	0	33
Utilities	94	238	0	332
Mexico
Communication Services	1,619	0	0	1,619
Consumer Discretionary	68	0	0	68
Consumer Staples	1,904	0	0	1,904
Financials	109	0	0	109
Industrials	200	0	0	200
Materials	1,205	0	0	1,205
Philippines
Communication Services	289	0	0	289
Consumer Staples	45	0	0	45
Financials	46	111	0	157
Industrials	226	0	0	226
Utilities	0	78	0	78
Poland
Communication Services	184	0	0	184
Energy	0	733	0	733
Financials	0	432	0	432
Materials	0	457	0	457
Utilities	96	186	0	282
Romania
Real Estate	36	0	0	36
Russia
Communication Services	0	903	0	903
Consumer Staples	0	544	0	544
Energy	0	15,376	0	15,376
Financials	0	2,398	0	2,398
Materials	151	3,330	0	3,481
Real Estate	0	36	0	36
Utilities	0	1,126	0	1,126
Saudi Arabia
Communication Services	365	0	0	365
Consumer Discretionary	0	172	0	172
Consumer Staples	0	109	0	109
Energy	0	612	0	612
Financials	136	1,142	0	1,278
Health Care	0	43	0	43
Materials	155	2,116	0	2,271
Utilities	0	51	0	51
Singapore
Industrials	0	46	0	46
South Africa
Communication Services	269	1,076	0	1,345
Consumer Discretionary	413	187	0	600
Consumer Staples	1,057	0	0	1,057
Energy	455	0	0	455
Financials	507	422	0	929
Health Care	238	0	0	238
Industrials	146	0	0	146
Materials	154	3,854	0	4,008
South Korea
Communication Services	0	4,728	0	4,728
Consumer Discretionary	0	13,349	0	13,349
Consumer Staples	0	2,318	0	2,318
Energy	0	4,525	0	4,525
Financials	0	5,596	0	5,596
Health Care	0	58	0	58
Industrials	0	5,545	0	5,545
Information Technology	0	3,382	0	3,382
Materials	0	5,587	0	5,587
Utilities	0	1,819	0	1,819
Taiwan

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	September 30, 2021 (Unaudited)

Communication Services	0	1,238	0	1,238
Consumer Discretionary	0	1,684	0	1,684
Consumer Staples	0	788	0	788
Energy	0	223	0	223
Financials	0	5,861	0	5,861
Industrials	0	1,702	0	1,702
Information Technology	10,573	15,407	0	25,980
Materials	0	4,955	0	4,955
Real Estate	0	96	0	96
Thailand
Communication Services	0	869	0	869
Consumer Discretionary	0	84	0	84
Consumer Staples	0	1,333	0	1,333
Energy	0	2,758	0	2,758
Financials	0	1,379	0	1,379
Health Care	0	214	0	214
Industrials	0	1,026	0	1,026
Information Technology	42	178	0	220
Materials	41	1,707	0	1,748
Real Estate	0	293	0	293
Utilities	0	135	0	135
Turkey
Communication Services	139	323	0	462
Consumer Discretionary	428	253	0	681
Consumer Staples	340	46	0	386
Energy	0	411	0	411
Financials	87	539	0	626
Industrials	192	397	0	589
Materials	0	257	0	257
Utilities	0	40	0	40
Ukraine
Consumer Staples	37	0	0	37
United States
Consumer Discretionary	0	53	0	53
Equity-Linked Securities
United Kingdom
Financials	0	1,412	0	1,412
Exchange-Traded Funds
United States	10,720	0	0	10,720
Preferred Stocks
Brazil
Banking & Finance	743	0	0	743
Industrials	1,755	0	0	1,755
Utilities	1,946	0	0	1,946
Chile
Industrials	168	314	0	482
Russia
Utilities	0	374	0	374
Real Estate Investment Trusts
Mexico
Real Estate	35	0	0	35
South Africa
Real Estate	35	0	0	35
Turkey
Real Estate	106	0	0	106
Rights
South Korea
Industrials	0	12	0	12
Warrants
Thailand
Financials	42	0	0	42
United Kingdom
Financials	0	232	0	232
Short-Term Instruments
Repurchase Agreements	0	3,095	0	3,095

	$75,846	$163,492	$73	$239,411
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	4,717	0	0	4,717

Total Investments	$80,563	$163,492	$73	$244,128

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.6% ¤
COMMON STOCKS 95.8%
AUSTRALIA 4.8%
COMMUNICATION SERVICES 0.5%
carsales.com Ltd.	1,590	$29
Nine Entertainment Co. Holdings Ltd.	5,374	10
oOh!media Ltd. (a)	28,444	36
REA Group Ltd.	508	57
SEEK Ltd.	2,552	56
Telstra Corp. Ltd.	139,445	391

		579

CONSUMER DISCRETIONARY 0.7%
Breville Group Ltd.	1,459	30
Crown Resorts Ltd. (a)	12,967	89
Domino's Pizza Enterprises Ltd.	818	94
Eagers Automotive Ltd.	3,093	33
Harvey Norman Holdings Ltd.	10,115	36
JB Hi-Fi Ltd.	1,720	56
Super Retail Group Ltd.	6,119	53
Tabcorp Holdings Ltd.	9,918	34
Wesfarmers Ltd.	8,437	336

		761

CONSUMER STAPLES 0.5%
Coles Group Ltd.	4,953	60
GrainCorp Ltd. 'A'	8,621	39
Metcash Ltd.	23,091	65
Woolworths Group Ltd.	14,118	396

		560

ENERGY 0.2%
Ampol Ltd.	3,368	67
Santos Ltd.	7,988	41
Viva Energy Group Ltd.	19,864	34
Whitehaven Coal Ltd. (a)	24,234	55
Woodside Petroleum Ltd.	2,410	41

		238

FINANCIALS 0.8%
AMP Ltd.	49,497	35
Australia & New Zealand Banking Group Ltd.	2,901	58
Bank of Queensland Ltd.	7,111	47
Commonwealth Bank of Australia	1,149	85
Insurance Australia Group Ltd.	5,720	20
Macquarie Group Ltd.	976	126
Medibank Pvt Ltd.	36,656	94
National Australia Bank Ltd.	6,058	120
NIB Holdings Ltd.	5,431	27
Pendal Group Ltd.	9,054	53
Perpetual Ltd.	910	25
QBE Insurance Group Ltd.	4,669	38
Suncorp Group Ltd.	14,835	132
Westpac Banking Corp.	3,959	73

		933

HEALTH CARE 0.2%
Ansell Ltd.	1,834	45
Cochlear Ltd.	258	40
CSL Ltd.	739	155
Ramsay Health Care Ltd.	795	39

		279

INDUSTRIALS 0.3%
Aurizon Holdings Ltd.	36,635	99

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2021 (Unaudited)

Brambles Ltd.	10,160	78
Downer EDI Ltd.	13,077	60
Qantas Airways Ltd. (a)	11,505	46
Sydney Airport	5,041	30
Transurban Group	3,565	36

		349

INFORMATION TECHNOLOGY 0.1%
Atlassian Corp. PLC 'A' (a)	359	141
Computershare Ltd.	2,119	27

		168

MATERIALS 1.4%
BHP Group Ltd.	9,894	264
BHP Group PLC	10,483	264
BlueScope Steel Ltd.	5,271	76
Boral Ltd. (a)	14,023	62
CSR Ltd.	13,944	56
Evolution Mining Ltd.	10,322	26
Fortescue Metals Group Ltd.	27,911	297
IGO Ltd.	6,526	41
Iluka Resources Ltd.	4,505	29
Incitec Pivot Ltd.	21,779	45
Mineral Resources Ltd.	1,990	63
Newcrest Mining Ltd.	2,142	36
Northern Star Resources Ltd.	5,920	36
OZ Minerals Ltd.	2,945	47
Regis Resources Ltd.	23,347	34
Rio Tinto Ltd.	2,907	207
Sandfire Resources Ltd.	9,460	37

		1,620

REAL ESTATE 0.0%
Lendlease Corp. Ltd.	4,442	34

UTILITIES 0.1%
APA Group	2,979	18
Origin Energy Ltd.	36,885	124

		142

Total Australia		5,663

AUSTRIA 0.3%
ENERGY 0.1%
OMV AG	2,114	127

INDUSTRIALS 0.1%
Andritz AG	751	41

INFORMATION TECHNOLOGY 0.0%
AMS AG (a)	1,353	25

MATERIALS 0.1%
voestalpine AG	1,726	64
Wienerberger AG	1,115	37

		101

REAL ESTATE 0.0%
CA Immobilien Anlagen AG	566	24

Total Austria		318

BELGIUM 0.3%
COMMUNICATION SERVICES 0.1%
Proximus SADP	2,591	51

CONSUMER STAPLES 0.0%
Etablissements Franz Colruyt NV	653	33

FINANCIALS 0.1%
Ageas S.A.	1,085	54

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2021 (Unaudited)

Gimv NV	466	30

		84

HEALTH CARE 0.0%
UCB S.A.	242	27

INDUSTRIALS 0.0%
bpost S.A.	2,861	25

INFORMATION TECHNOLOGY 0.0%
Barco NV	1,598	35

MATERIALS 0.1%
Solvay S.A.	344	43

Total Belgium		298

CANADA 7.6%
COMMUNICATION SERVICES 0.5%
BCE, Inc.	3,352	168
Cineplex, Inc. (a)	4,054	42
Cogeco Communications, Inc.	474	42
Cogeco, Inc. (e)	426	30
Quebecor, Inc. 'B'	1,596	39
Rogers Communications, Inc. 'B'	1,973	92
Shaw Communications, Inc. 'B'	1,499	44
TELUS Corp.	4,727	104

		561

CONSUMER DISCRETIONARY 0.9%
BRP, Inc.	456	42
Canadian Tire Corp. Ltd. 'A'	1,203	168
Dollarama, Inc.	1,477	64
Gildan Activewear, Inc.	1,924	70
Linamar Corp.	662	35
Lululemon Athletica, Inc. (a)	206	84
Magna International, Inc.	8,066	607
Martinrea International, Inc. (e)	3,362	30

		1,100

CONSUMER STAPLES 0.7%
Alimentation Couche-Tard, Inc. 'B'	5,352	205
Empire Co. Ltd. 'A'	3,780	115
George Weston Ltd.	1,346	145
Loblaw Cos. Ltd.	1,511	104
Maple Leaf Foods, Inc.	1,034	21
Metro, Inc.	1,790	87
North West Co., Inc.	1,069	29
Premium Brands Holdings Corp.	494	50
Saputo, Inc.	1,143	29

		785

ENERGY 1.5%
ARC Resources Ltd.	9,718	91
Baytex Energy Corp. (a)	26,600	73
Birchcliff Energy Ltd.	11,004	61
Cameco Corp.	2,959	64
Canadian Natural Resources Ltd.	2,008	74
Cenovus Energy, Inc.	27,290	275
Crescent Point Energy Corp.	35,671	165
Enerplus Corp.	7,171	57
Gibson Energy, Inc.	4,292	79
Imperial Oil Ltd.	4,312	136
MEG Energy Corp. (a)	15,360	120
Peyto Exploration & Development Corp.	5,947	46
Suncor Energy, Inc.	18,522	384
Vermilion Energy, Inc. (a)	6,407	63
Whitecap Resources, Inc. (e)	16,874	93

		1,781

FINANCIALS 1.1%
Bank of Montreal	1,219	122
Brookfield Asset Management, Inc. 'A'	776	42
Canadian Imperial Bank of Commerce	1,931	215
CI Financial Corp.	4,834	98
Fairfax Financial Holdings Ltd.	153	62

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2021 (Unaudited)

Great-West Lifeco, Inc. (e)	1,810	55
Home Capital Group, Inc.	1,841	54
IGM Financial, Inc.	1,404	50
Intact Financial Corp. (e)	776	103
Manulife Financial Corp.	2,589	50
National Bank of Canada	593	45
Onex Corp.	536	38
Power Corp. of Canada	4,680	154
Royal Bank of Canada	1,778	177
Toronto-Dominion Bank	612	40

		1,305

HEALTH CARE 0.0%
Chartwell Retirement Residences	2,382	23

INDUSTRIALS 1.2%
Aecon Group, Inc.	3,123	47
Air Canada (a)	2,041	37
Canadian National Railway Co.	1,980	230
Canadian Pacific Railway Ltd.	3,728	244
Finning International, Inc.	2,405	60
Ritchie Bros Auctioneers, Inc.	1,105	68
Russel Metals, Inc.	1,999	48
TFI International, Inc.	1,752	179
Thomson Reuters Corp.	2,814	311
Toromont Industries Ltd.	1,022	85
Transcontinental, Inc. 'A'	2,136	34
Westshore Terminals Investment Corp.	2,285	44

		1,387

INFORMATION TECHNOLOGY 0.4%
BlackBerry Ltd. (a)	3,586	35
Canadian Solar, Inc. (a)	963	33
Celestica, Inc. (a)	4,392	39
CGI, Inc. (a)	1,340	114
Constellation Software, Inc. (e)	45	74
Open Text Corp.	1,179	57
Shopify, Inc. 'A' (a)	64	87

		439

MATERIALS 0.8%
Eldorado Gold Corp. (a)	4,266	33
First Quantum Minerals Ltd.	3,856	71
Franco-Nevada Corp.	183	24
Hudbay Minerals, Inc.	6,308	39
Interfor Corp.	2,175	54
Intertape Polymer Group, Inc.	1,737	38
Lundin Mining Corp.	4,782	35
Methanex Corp.	1,740	80
Nutrien Ltd.	1,321	86
Resolute Forest Products, Inc.	3,225	38
Stelco Holdings, Inc.	1,651	48
Stella-Jones, Inc. (e)	1,124	38
Teck Resources Ltd. 'B'	7,687	191
Turquoise Hill Resources Ltd. (a)	2,320	34
West Fraser Timber Co. Ltd.	946	80
Winpak Ltd.	656	21

		910

REAL ESTATE 0.1%
Colliers International Group, Inc.	442	56
FirstService Corp.	507	92

		148

UTILITIES 0.4%
Algonquin Power & Utilities Corp.	1,738	25
Atco Ltd. 'I'	1,694	54
Boralex, Inc. (e)	1,483	44
Emera, Inc.	899	41
Fortis, Inc.	1,968	87
Hydro One Ltd.	2,915	69
Northland Power, Inc.	2,292	72
Superior Plus Corp.	3,289	35
TransAlta Corp.	5,358	57

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2021 (Unaudited)

TransAlta Renewables, Inc.	2,207	33

		517

Total Canada		8,956

CHILE 0.0%
MATERIALS 0.0%
Antofagasta PLC	1,905	35

Total Chile		35

DENMARK 1.9%
CONSUMER DISCRETIONARY 0.1%
Pandora A/S	503	61

CONSUMER STAPLES 0.1%
Carlsberg A/S 'B'	439	72
Royal Unibrew A/S	645	77
Scandinavian Tobacco Group A/S	1,960	39

		188

FINANCIALS 0.0%
Topdanmark A/S	776	40

HEALTH CARE 0.6%
Coloplast A/S 'B'	169	26
Demant A/S (a)	881	44
GN Store Nord A/S	921	64
Novo Nordisk A/S 'B'	6,717	648

		782

INDUSTRIALS 0.9%
AP Moller - Maersk A/S 'B'	188	509
D/S Norden A/S	1,945	50
DSV A/S	918	220
ISS A/S (a)	1,233	26
Vestas Wind Systems A/S	5,370	215

		1,020

MATERIALS 0.1%
Novozymes A/S 'B'	1,197	82

UTILITIES 0.1%
Orsted A/S	578	76

Total Denmark		2,249

FINLAND 1.0%
COMMUNICATION SERVICES 0.1%
Elisa Oyj	956	59

CONSUMER STAPLES 0.1%
Kesko Oyj 'B'	6,771	234

ENERGY 0.1%
Neste Oyj	3,300	186

FINANCIALS 0.1%
Sampo Oyj 'A'	1,833	91

INDUSTRIALS 0.2%
Finnair Oyj (a)	45,918	36
Kone Oyj 'B'	1,454	102
Metso Outotec OYJ	5,082	46
Wartsila Oyj Abp	2,719	33
YIT OYJ	3,928	21

		238

INFORMATION TECHNOLOGY 0.1%
Nokia Oyj (a)	6,409	35

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2021 (Unaudited)

TietoEVRY Oyj	1,081	33

		68

MATERIALS 0.2%
Kemira Oyj	2,215	34
Outokumpu OYJ (a)	11,913	72
Stora Enso Oyj 'R'	4,386	73
UPM-Kymmene Oyj	1,795	64

		243

UTILITIES 0.1%
Fortum Oyj	2,251	68

Total Finland		1,187

FRANCE 6.9%
COMMUNICATION SERVICES 0.7%
Criteo S.A. ADR (a)	1,111	41
Eutelsat Communications S.A.	5,631	77
Lagardere S.C.A.	1,313	35
Orange S.A.	41,116	445
Publicis Groupe S.A.	1,332	89
Television Francaise	2,904	28
Vivendi S.A.	5,768	73

		788

CONSUMER DISCRETIONARY 1.4%
Cie Generale des Etablissements Michelin S.C.A.	712	109
Elior Group S.A. (a)	6,288	50
Faurecia SE	924	43
Hermes International	155	214
Kering S.A.	301	214
LVMH Moet Hennessy Louis Vuitton SE	696	498
Renault S.A.	12,828	455
Sodexo S.A. (a)	591	52

		1,635

CONSUMER STAPLES 0.7%
Carrefour S.A.	20,377	365
Casino Guichard Perrachon S.A.	1,295	35
Danone S.A.	1,231	84
L'Oreal S.A.	725	300
Pernod Ricard S.A.	381	84

		868

ENERGY 0.4%
TotalEnergies SE	9,865	472

FINANCIALS 1.0%
AXA S.A.	1,377	38
BNP Paribas S.A.	1,827	117
Credit Agricole S.A.	2,592	36
Eurazeo S.A.	511	48
Societe Generale S.A.	30,731	962

		1,201

HEALTH CARE 0.2%
Korian S.A.	1,560	55
Sanofi	825	79
Sartorius Stedim Biotech	172	96

		230

INDUSTRIALS 1.5%
Airbus SE (a)	1,384	183
Bouygues S.A.	4,009	166
Bureau Veritas S.A.	3,639	112
Cie de Saint-Gobain	3,063	206
Elis S.A. (a)	2,703	52
Legrand S.A.	728	78
Nexans S.A.	808	75
Rexel S.A.	8,175	158
Schneider Electric SE	1,594	265
Societe BIC S.A.	383	23
Teleperformance	262	103
Thales S.A.	266	26

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2021 (Unaudited)

Vinci S.A.	2,324	242

		1,689

INFORMATION TECHNOLOGY 0.2%
Alten S.A.	269	39
Capgemini SE	325	68
Dassault Systemes SE	1,445	76
Worldline S.A. (a)	485	37

		220

MATERIALS 0.0%
Vicat S.A.	925	41

REAL ESTATE 0.0%
Nexity S.A.	915	43

UTILITIES 0.8%
Electricite de France S.A.	20,337	256
Engie S.A.	32,122	420
Suez S.A.	2,261	51
Veolia Environnement S.A.	6,608	202

		929

Total France		8,116

GERMANY 5.4%
COMMUNICATION SERVICES 0.4%
CTS Eventim AG & Co. KGaA (a)	528	40
Deutsche Telekom AG	10,676	214
Freenet AG	2,768	73
ProSiebenSat.1 Media SE	5,491	100
Scout24 AG	437	30

		457

CONSUMER DISCRETIONARY 1.9%
Adidas AG	693	218
Bayerische Motoren Werke AG	6,886	654
Continental AG (a)	1,608	175
Daimler AG	6,701	591
Delivery Hero SE (a)	662	84
ElringKlinger AG (a)	3,178	42
Fielmann AG	436	29
Hella GmbH & Co. KGaA (a)	1,026	71
Hornbach Holding AG & Co. KGaA	723	94
Hugo Boss AG	1,283	77
Leoni AG (a)	2,087	33
Puma SE	562	62
TUI AG (a)	15,073	66
Vitesco Technologies Group AG (a)	201	12

		2,208

CONSUMER STAPLES 0.1%
Beiersdorf AG	281	30
Metro AG	4,981	65

		95

FINANCIALS 0.8%
Aareal Bank AG	1,698	47
Commerzbank AG (a)	35,972	238
Deutsche Bank AG	23,495	298
Deutsche Boerse AG	518	84
Deutsche Pfandbriefbank AG	4,995	56
Deutsche Wohnen SE (a)	1,152	71
Hannover Rueck SE	355	62
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	429	117
Talanx AG	885	38

		1,011

HEALTH CARE 0.2%
Carl Zeiss Meditec AG	404	77
Fresenius Medical Care AG & Co. KGaA	531	37
Fresenius SE & Co. KGaA	752	36
Merck KGaA	534	116

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2021 (Unaudited)

Siemens Healthineers AG	544	35

		301

INDUSTRIALS 0.5%
Brenntag SE	661	61
Deutsche Lufthansa AG (a)(c)	7,383	50
Deutsche Post AG	2,069	130
Deutz AG (a)	3,909	34
Duerr AG	910	39
Hapag-Lloyd AG	208	46
Kloeckner & Co. SE (a)	4,314	54
Knorr-Bremse AG	217	23
MTU Aero Engines AG	192	43
Nordex SE (a)	2,054	35
Rational AG	44	41

		556

INFORMATION TECHNOLOGY 0.2%
Infineon Technologies AG	4,284	175
SAP SE	248	34

		209

MATERIALS 0.6%
Aurubis AG	839	63
BASF SE	3,531	268
Covestro AG	1,037	71
K+S AG (a)	8,426	135
Salzgitter AG (a)	1,935	65
thyssenkrupp AG	5,738	60

		662

REAL ESTATE 0.2%
LEG Immobilien SE	815	115
TAG Immobilien AG	3,300	96
Vonovia SE	1,106	67

		278

UTILITIES 0.5%
E.ON SE	14,020	171
RWE AG	7,739	273
Uniper SE	3,238	135

		579

Total Germany		6,356

HONG KONG 1.8%
COMMUNICATION SERVICES 0.1%
HKBN Ltd.	32,500	38
HKT Trust & HKT Ltd.	49,000	67
PCCW Ltd.	124,295	64

		169

CONSUMER DISCRETIONARY 0.2%
Bosideng International Holdings Ltd.	86,000	61
Chow Tai Fook Jewellery Group Ltd.	38,200	73
Man Wah Holdings Ltd.	35,200	51
Xinyi Glass Holdings Ltd.	10,000	30
Yue Yuen Industrial Holdings Ltd. (a)	22,000	44

		259

CONSUMER STAPLES 0.2%
Dairy Farm International Holdings Ltd.	10,300	35
Health & Happiness H&H International Holdings Ltd.	14,000	33
Sun Art Retail Group Ltd.	75,500	35
WH Group Ltd.	95,151	68

		171

FINANCIALS 0.2%
Hong Kong Exchanges and Clearing Ltd.	2,800	172

INDUSTRIALS 0.5%
Cathay Pacific Airways Ltd. (a)	61,000	51
CK Hutchison Holdings Ltd.	23,500	157
Hutchison Port Holdings Trust	182,600	44

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2021 (Unaudited)

Jardine Matheson Holdings Ltd.	1,500	79
MTR Corp. Ltd.	9,500	51
NWS Holdings Ltd.	37,000	34
Pacific Basin Shipping Ltd.	98,000	45
SITC International Holdings Co. Ltd.	23,000	82
Techtronic Industries Co. Ltd.	2,500	50

		593

INFORMATION TECHNOLOGY 0.1%
Kingboard Holdings Ltd.	11,200	51
Kingboard Laminates Holdings Ltd.	24,500	40
Truly International Holdings Ltd.	122,000	35
VTech Holdings Ltd.	5,000	36

		162

REAL ESTATE 0.3%
CK Asset Holdings Ltd.	6,000	35
Hongkong Land Holdings Ltd.	14,400	69
Hopson Development Holdings Ltd.	16,000	57
Kerry Properties Ltd.	8,000	21
Swire Pacific Ltd. 'A'	10,000	59
Wharf Holdings Ltd.	19,000	63

		304

UTILITIES 0.2%
CLP Holdings Ltd.	11,600	112
HK Electric Investments & HK Electric Investments Ltd.	27,000	27
Hong Kong & China Gas Co. Ltd.	41,972	63
Power Assets Holdings Ltd.	5,000	29

		231

Total Hong Kong		2,061

IRELAND 1.4%
CONSUMER DISCRETIONARY 0.2%
Aptiv PLC (a)	1,789	266

CONSUMER STAPLES 0.1%
Glanbia PLC	1,842	30
Kerry Group PLC 'A'	467	63

		93

HEALTH CARE 0.4%
ICON PLC (a)	507	133
Jazz Pharmaceuticals PLC (a)	273	36
Medtronic PLC	1,877	235

		404

INDUSTRIALS 0.4%
Allegion PLC	395	52
DCC PLC	502	42
Experian PLC	2,727	114
Grafton Group PLC	4,174	71
Kingspan Group PLC	784	78
Trane Technologies PLC	616	107

		464

MATERIALS 0.3%
James Hardie Industries PLC ADR	6,607	234
Smurfit Kappa Group PLC	2,769	146

		380

Total Ireland		1,607

ISRAEL 0.6%
COMMUNICATION SERVICES 0.0%
Bezeq The Israeli Telecommunication Corp. Ltd. (a)	46,381	55

ENERGY 0.1%
Delek Group Ltd. (a)	592	42
Oil Refineries Ltd. (a)	164,064	37

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2021 (Unaudited)

Paz Oil Co. Ltd. (a)	209	23

		102

FINANCIALS 0.2%
Bank Hapoalim BM	6,566	58
Bank Leumi Le-Israel BM	6,438	55
Israel Discount Bank Ltd. 'A' (a)	8,429	44
Mizrahi Tefahot Bank Ltd.	1,231	41
Plus500 Ltd.	1,202	23

		221

HEALTH CARE 0.1%
Teva Pharmaceutical Industries Ltd. SP - ADR (a)	7,624	74

INDUSTRIALS 0.0%
Kornit Digital Ltd. (a)	251	36

INFORMATION TECHNOLOGY 0.1%
Check Point Software Technologies Ltd. (a)	317	36
Nice Ltd. (a)	161	45

		81

MATERIALS 0.1%
ICL Group Ltd.	9,445	69

REAL ESTATE 0.0%
Gazit-Globe Ltd.	5,145	36

Total Israel		674

ITALY 2.9%
COMMUNICATION SERVICES 0.2%
Infrastrutture Wireless Italiane SpA	3,361	37
Telecom Italia SpA	393,680	154

		191

CONSUMER DISCRETIONARY 0.2%
Autogrill SpA (a)	5,572	45
Brembo SpA	3,919	49
De' Longhi SpA	1,272	46
Ferrari NV	340	71
Moncler SpA	983	60

		271

CONSUMER STAPLES 0.1%
MARR SpA (a)	2,030	49

ENERGY 0.8%
Eni SpA	69,982	933
Saipem SpA (a)(c)	15,040	37

		970

FINANCIALS 0.8%
Anima Holding SpA	7,273	35
Azimut Holding SpA	3,695	101
Banca Generali SpA (a)	980	43
Banca IFIS SpA	2,951	57
Banca Monte dei Paschi di Siena SpA (a)(c)	27,504	34
Banca Popolare di Sondrio SCPA	12,113	52
Banco BPM SpA	25,936	81
BPER Banca	32,462	72
FinecoBank Banca Fineco SpA (a)	4,171	75
Intesa Sanpaolo SpA	18,127	51
Societa Cattolica Di Assicurazione SPA	7,426	61
UniCredit SpA	13,753	182
Unipol Gruppo Finanziario SpA	15,430	90

		934

HEALTH CARE 0.2%
Amplifon SpA	1,507	71
DiaSorin SpA	457	96

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2021 (Unaudited)

Recordati Industria Chimica e Farmaceutica SpA	1,633	95

		262

INDUSTRIALS 0.1%
Enav SpA (a)	5,771	27
Leonardo SpA	4,545	37

		64

UTILITIES 0.5%
Enel SpA	42,350	325
ERG SpA	2,516	75
Iren SpA	11,968	36
Snam SpA	14,545	80
Terna SPA	11,413	81

		597

Total Italy		3,338

JAPAN 27.4%
COMMUNICATION SERVICES 1.9%
Avex, Inc.	2,800	37
Capcom Co. Ltd.	2,400	67
CyberAgent, Inc.	3,800	73
Fuji Media Holdings, Inc.	3,800	40
Internet Initiative Japan, Inc.	1,300	45
Kadokawa Corp.	1,500	83
Kakaku.com, Inc.	1,300	42
KDDI Corp.	22,100	728
Koei Tecmo Holdings Co. Ltd.	580	27
Konami Holdings Corp.	400	25
Mixi, Inc.	1,500	34
Nexon Co. Ltd.	1,700	27
Nintendo Co. Ltd.	100	48
Nippon Telegraph & Telephone Corp. (c)	14,900	413
Nippon Television Holdings, Inc.	5,100	58
Softbank Corp.	18,700	254
Toho Co. Ltd.	1,600	75
TV Asahi Holdings Corp.	2,700	42
Yahoo Japan Corp.	14,000	90

		2,208

CONSUMER DISCRETIONARY 5.2%
Adastria Co. Ltd.	2,400	44
Aisin Corp.	4,100	149
Arata Corp.	100	4
ASKUL Corp.	1,700	25
Autobacs Seven Co. Ltd.	2,300	30
Bandai Namco Holdings, Inc.	1,100	83
Bridgestone Corp.	8,200	388
Casio Computer Co. Ltd.	2,800	46
DCM Holdings Co. Ltd.	5,800	56
Denso Corp.	2,800	183
EDION Corp.	3,700	35
Exedy Corp.	2,800	43
Food & Life Cos. Ltd.	2,500	115
H2O Retailing Corp.	3,600	31
Haseko Corp.	2,600	35
Honda Motor Co. Ltd.	18,400	566
Iida Group Holdings Co. Ltd.	2,300	59
Isetan Mitsukoshi Holdings Ltd.	9,800	74
Isuzu Motors Ltd.	13,700	178
K's Holdings Corp.	3,400	35
Kohnan Shoji Co. Ltd.	2,000	66
Koito Manufacturing Co. Ltd.	700	42
Mazda Motor Corp. (a)	25,500	221
McDonald's Holdings Co. Japan Ltd.	200	9
Mitsubishi Motors Corp.	13,900	38
Musashi Seimitsu Industry Co. Ltd.	2,500	44
NHK Spring Co. Ltd.	3,800	27
Nikon Corp.	3,300	37
Nippon Seiki Co. Ltd.	4,000	42
Nishimatsuya Chain Co. Ltd.	2,900	37
Nissan Motor Co. Ltd. (a)	76,600	383
Nitori Holdings Co. Ltd.	200	39
NOK Corp.	3,300	39
Oriental Land Co. Ltd.	200	32
Paltac Corp.	100	4
Panasonic Corp.	28,400	352
Plenus Co. Ltd.	1,700	33
Rinnai Corp.	100	11

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2021 (Unaudited)

Ryohin Keikaku Co. Ltd. (a)	1,500	33
Saizeriya Co. Ltd.	1,500	39
Sankyo Co. Ltd.	1,400	35
Sega Sammy Holdings, Inc.	2,200	31
Sekisui Chemical Co. Ltd.	4,600	79
Sekisui House Ltd.	3,700	77
Shimamura Co. Ltd.	500	47
Shimano, Inc.	500	146
Skylark Co. Ltd.	1,600	23
Sony Group Corp.	3,100	344
Subaru Corp.	3,300	61
Sumitomo Electric Industries Ltd.	7,200	96
Sumitomo Forestry Co. Ltd.	3,400	65
Sumitomo Rubber Industries Ltd.	6,200	79
Suzuki Motor Corp.	4,100	183
Takashimaya Co. Ltd.	3,400	38
Tokai Rika Co. Ltd.	1,700	24
Tomy Co. Ltd.	2,800	28
Toyoda Gosei Co. Ltd.	1,600	32
Toyota Boshoku Corp.	4,900	87
Toyota Motor Corp.	27,000	481
TS Tech Co. Ltd.	2,700	35
USS Co. Ltd.	2,700	46
Yamada Denki Co. Ltd.	15,400	65
Yamaha Corp.	700	44
Yamaha Motor Co. Ltd.	3,700	103
Yellow Hat Ltd.	2,700	47
Yoshinoya Holdings Co. Ltd.	1,500	30
Zensho Holdings Co. Ltd.	1,400	35
Zojirushi Corp.	1,800	29
ZOZO, Inc.	1,000	37

		6,134

CONSUMER STAPLES 2.4%
Aeon Co. Ltd.	6,600	174
Ain Holdings, Inc.	100	6
Ajinomoto Co., Inc.	7,600	225
Asahi Group Holdings Ltd.	3,300	159
Calbee, Inc.	1,600	39
Cawachi Ltd.	1,800	36
Earth Corp.	100	6
Ezaki Glico Co. Ltd.	700	27
Heiwado Co. Ltd.	3,000	58
Itoham Yonekyu Holdings, Inc.	6,700	44
J-Oil Mills, Inc.	900	15
Japan Tobacco, Inc.	16,900	331
Kagome Co. Ltd.	1,300	33
Kao Corp.	1,600	95
Kewpie Corp.	1,800	44
Kikkoman Corp.	700	57
Kirin Holdings Co. Ltd.	8,400	156
Maruha Nichiro Corp.	2,000	47
Matsumotokiyoshi Holdings Co. Ltd.	200	9
Megmilk Snow Brand Co. Ltd.	1,900	39
MEIJI Holdings Co. Ltd.	800	52
Mitsui DM Sugar Holdings Co. Ltd.	2,400	43
Morinaga & Co. Ltd.	1,400	52
Morinaga Milk Industry Co. Ltd.	300	19
NH Foods Ltd.	1,600	60
Nichirei Corp.	1,500	39
Nippon Flour Mills Co. Ltd.	2,900	42
Nisshin Oillio Group Ltd.	1,300	35
Nisshin Seifun Group, Inc.	1,700	28
Nissin Foods Holdings Co. Ltd.	200	16
Prima Meat Packers Ltd.	1,400	35
Sakata Seed Corp.	200	6
Seven & i Holdings Co. Ltd.	9,700	442
Shiseido Co. Ltd.	500	34
Showa Sangyo Co. Ltd.	1,400	35
Sugi Holdings Co. Ltd.	200	15
Sundrug Co. Ltd.	1,100	34
Suntory Beverage & Food Ltd.	1,500	62
Toyo Suisan Kaisha Ltd.	600	27
Tsuruha Holdings, Inc.	200	25
Unicharm Corp.	700	31
Valor Holdings Co. Ltd.	1,800	39
Welcia Holdings Co. Ltd.	500	18
Yokohama Reito Co. Ltd.	5,300	42

		2,831

ENERGY 0.8%
Cosmo Energy Holdings Co. Ltd.	3,500	79
Idemitsu Kosan Co. Ltd.	6,212	163
Inpex Corp.	29,000	226

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2021 (Unaudited)

Iwatani Corp.	1,600	94
JXTG Holdings, Inc.	76,600	311

		873

FINANCIALS 1.4%
Aozora Bank Ltd.	2,400	59
Dai-ichi Life Holdings, Inc.	3,600	79
Daiwa Securities Group, Inc.	14,100	82
Hokuhoku Financial Group, Inc.	7,300	56
Hyakujushi Bank Ltd.	3,000	42
Jafco Co. Ltd.	200	13
Japan Post Bank Co. Ltd.	9,100	78
Japan Post Holdings Co. Ltd.	39,700	334
Japan Post Insurance Co. Ltd.	3,600	65
Juroku Bank Ltd.	3,300	65
Kobe Bussan Co. Ltd.	1,200	39
Mitsubishi UFJ Financial Group, Inc.	33,200	196
Nanto Bank Ltd.	3,900	70
Nishi-Nippon Financial Holdings, Inc.	10,800	69
North Pacific Bank Ltd.	19,000	43
Okasan Securities Group, Inc.	9,000	33
ORIX Corp.	2,000	37
Senshu Ikeda Holdings, Inc.	30,100	44
Sumitomo Mitsui Financial Group, Inc.	5,500	193
Sumitomo Mitsui Trust Holdings, Inc.	2,400	83
Zenkoku Hosho Co. Ltd.	200	10

		1,690

HEALTH CARE 1.6%
Alfresa Holdings Corp.	2,700	40
Astellas Pharma, Inc.	18,900	311
Chugai Pharmaceutical Co. Ltd.	1,600	59
Eisai Co. Ltd.	900	67
H.U. Group Holdings, Inc.	1,500	41
Hoya Corp.	2,400	375
M3, Inc.	1,500	107
Medipal Holdings Corp.	2,600	49
Olympus Corp.	6,700	147
Otsuka Holdings Co. Ltd.	2,200	94
Shionogi & Co. Ltd.	1,000	68
Suzuken Co. Ltd.	1,200	35
Sysmex Corp.	400	50
Takeda Pharmaceutical Co. Ltd.	8,441	278
Terumo Corp.	2,300	109
Tsumura & Co.	1,700	54

		1,884

INDUSTRIALS 7.0%
Amada Co. Ltd.	3,500	36
ANA Holdings, Inc. (a)	4,100	107
Asahi Glass Co. Ltd.	2,900	149
Central Glass Co. Ltd.	1,600	30
COMSYS Holdings Corp.	200	5
Dai Nippon Printing Co. Ltd.	3,700	89
Daikin Industries Ltd.	1,900	414
DMG Mori Co. Ltd.	2,600	49
East Japan Railway Co.	2,200	155
FANUC Corp.	1,100	241
Fuji Electric Co. Ltd.	100	5
Fujikura Ltd. (a)	9,600	56
Fujitec Co. Ltd.	1,800	42
Furukawa Electric Co. Ltd.	1,500	33
Hankyu Hanshin Holdings, Inc.	1,500	47
Hanwa Co. Ltd.	1,600	49
Hazama Ando Corp.	3,800	27
Hino Motors Ltd.	9,800	91
Hitachi Ltd.	18,000	1,065
Hitachi Transport System Ltd.	800	36
Hitachi Zosen Corp.	8,200	63
Hoshizaki Corp.	100	9
ITOCHU Corp.	2,000	58
Japan Airlines Co. Ltd. (a)	10,500	250
JTEKT Corp.	6,800	59
Kajima Corp.	4,100	53
Kandenko Co. Ltd.	5,300	44
Kanematsu Corp.	3,900	48
Kawasaki Heavy Industries Ltd.	3,800	87
Kawasaki Kisen Kaisha Ltd. (a)	800	43
Kinden Corp.	2,600	44
Kubota Corp.	3,700	79
Kurita Water Industries Ltd.	1,700	82
Kyowa Exeo Corp.	1,600	39

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2021 (Unaudited)

Kyushu Railway Co.	1,500	36
LIXIL Group Corp.	3,300	96
Maeda Road Construction Co. Ltd.	1,700	31
Makita Corp.	1,700	93
Marubeni Corp.	33,900	280
Meitec Corp.	300	17
Minebea Mitsumi, Inc.	3,700	94
Mirait Holdings Corp.	2,200	44
MISUMI Group, Inc.	1,400	60
Mitsubishi Heavy Industries Ltd.	3,200	86
Mitsui & Co. Ltd.	7,000	153
Mitsui OSK Lines Ltd.	3,800	255
Miura Co. Ltd.	200	8
Nagase & Co. Ltd.	2,600	44
Nagoya Railroad Co. Ltd. (a)	1,900	35
Nankai Electric Railway Co. Ltd.	1,700	37
Nidec Corp.	1,600	176
Nippo Corp.	1,300	47
Nippon Express Co. Ltd.	900	62
Nippon Sheet Glass Co. Ltd. (a)	11,100	57
Nippon Steel Trading Corp.	700	32
Nippon Yusen KK	7,400	554
NSK Ltd.	5,200	35
NTN Corp.	24,600	55
Obayashi Corp.	5,700	47
OSG Corp.	1,700	29
Park24 Co. Ltd. (a)	1,900	32
Penta-Ocean Construction Co. Ltd.	5,200	35
Persol Holdings Co. Ltd.	2,100	52
Recruit Holdings Co. Ltd.	7,000	428
Sanwa Holdings Corp.	2,600	34
Seibu Holdings, Inc. (a)	2,400	30
Seino Holdings Co. Ltd.	2,800	34
SG Holdings Co. Ltd.	2,300	65
Shibaura Machine Co. Ltd.	1,500	37
Shimizu Corp.	5,300	40
Shinmaywa Industries Ltd.	3,800	32
SHO-BOND Holdings Co. Ltd.	200	9
SMC Corp.	200	125
Sohgo Security Services Co. Ltd.	300	13
Sojitz Corp.	6,440	105
Sotetsu Holdings, Inc.	1,800	36
Sumitomo Mitsui Construction Co. Ltd.	6,720	30
Taikisha Ltd.	1,500	45
Taisei Corp.	2,700	87
Takeuchi Manufacturing Co. Ltd.	1,900	44
Tobu Railway Co. Ltd.	1,500	40
Tokyu Corp.	3,100	46
Toppan, Inc.	5,700	97
Toshiba Corp.	3,400	143
TOTO Ltd.	1,000	48
Toyota Tsusho Corp.	3,800	160
West Japan Railway Co.	1,600	80
Yaskawa Electric Corp.	1,800	86
Yuasa Trading Co. Ltd.	1,300	35

		8,195

INFORMATION TECHNOLOGY 3.3%
Advantest Corp.	700	62
Amano Corp.	1,600	41
Azbil Corp.	1,600	69
Brother Industries Ltd.	1,800	40
Canon Marketing Japan, Inc.	1,800	42
Canon, Inc.	13,300	325
Citizen Watch Co. Ltd.	7,300	33
Daiwabo Holdings Co. Ltd.	2,100	34
DTS Corp.	1,800	41
FUJIFILM Holdings Corp.	2,200	190
Fujitsu Ltd.	1,700	307
Hamamatsu Photonics KK	300	19
Horiba Ltd.	100	7
Hosiden Corp.	3,300	28
Ibiden Co. Ltd.	3,900	214
Konica Minolta, Inc. (c)	22,600	121
Macnica Fuji Electronics Holdings, Inc.	1,800	42
Maxell Holdings Ltd.	2,900	35
Murata Manufacturing Co. Ltd.	4,700	416
NEC Corp.	6,100	331
NET One Systems Co. Ltd.	1,300	43
Nihon Unisys Ltd.	1,200	31
Nippon Electric Glass Co. Ltd.	3,000	71
Nomura Research Institute Ltd.	3,500	129
Obic Co. Ltd.	200	38
Omron Corp.	1,900	188
Otsuka Corp.	400	21

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2021 (Unaudited)

Renesas Electronics Corp. (a)	4,000	49
Ricoh Co. Ltd.	13,200	135
SCREEN Holdings Co. Ltd.	200	17
SCSK Corp.	600	13
Seiko Epson Corp.	3,700	75
Shinko Electric Industries Co. Ltd.	2,600	86
SUMCO Corp.	1,800	36
Taiyo Yuden Co. Ltd.	200	12
TIS, Inc.	3,200	87
Tokyo Electron Ltd.	1,000	442
Tokyo Seimitsu Co. Ltd.	200	8
Toshiba TEC Corp.	200	8
Ulvac, Inc.	500	28

		3,914

MATERIALS 2.8%
Aichi Steel Corp.	1,400	33
Asahi Holdings, Inc.	1,800	33
Daicel Corp.	11,000	86
DIC Corp.	3,100	87
Dowa Holdings Co. Ltd.	200	8
FP Corp.	200	7
Hitachi Metals Ltd.	2,500	48
JFE Holdings, Inc.	22,700	340
JSR Corp.	1,600	58
Kobe Steel Ltd.	25,000	152
Mitsubishi Chemical Holdings Corp.	28,000	255
Mitsubishi Materials Corp.	1,700	33
Mitsui Chemicals, Inc.	3,400	114
Nippon Light Metal Holdings Co. Ltd.	2,600	45
Nippon Paint Holdings Co. Ltd.	4,000	44
Nippon Paper Industries Co. Ltd. 'L'	4,000	42
Nippon Steel Corp.	30,700	552
Nissan Chemical Corp.	600	35
Nitto Denko Corp.	1,700	121
Oji Holdings Corp.	12,100	61
Rengo Co. Ltd.	6,000	47
Shin-Etsu Chemical Co. Ltd.	1,300	219
Showa Denko KK	1,500	37
Sumitomo Chemical Co. Ltd.	54,200	281
Taiheiyo Cement Corp.	1,800	37
Tokyo Ohka Kogyo Co. Ltd.	1,000	61
Tokyo Steel Manufacturing Co. Ltd.	4,300	44
Toray Industries, Inc.	12,200	78
Tosoh Corp.	3,500	63
Toyo Ink SC Holdings Co. Ltd.	1,900	36
Toyo Seikan Group Holdings Ltd. (c)	4,100	48
Toyobo Co. Ltd.	3,200	40
UACJ Corp. (a)	1,900	50
Ube Industries Ltd.	2,100	41

		3,236

REAL ESTATE 0.1%
Daito Trust Construction Co. Ltd.	1,000	117

UTILITIES 0.9%
Chubu Electric Power Co., Inc.	9,700	115
Chugoku Electric Power Co., Inc.	8,200	75
Electric Power Development Co. Ltd. 'C'	7,900	113
Hokkaido Electric Power Co., Inc.	16,400	78
Kansai Electric Power Co., Inc.	10,300	100
Kyushu Electric Power Co., Inc.	4,600	35
Okinawa Electric Power Co., Inc.	3,200	41
Osaka Gas Co. Ltd.	5,900	108
Shikoku Electric Power Co., Inc.	6,700	47
Shizuoka Gas Co. Ltd.	3,600	43
Toho Gas Co. Ltd.	600	26
Tohoku Electric Power Co., Inc.	11,100	82
Tokyo Electric Power Co. Holdings, Inc. (a)	55,800	159
Tokyo Gas Co. Ltd.	3,300	61

		1,083

Total Japan		32,165

LUXEMBOURG 1.0%
COMMUNICATION SERVICES 0.1%
SES S.A.	12,311	109

HEALTH CARE 0.1%
Eurofins Scientific SE	583	75

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2021 (Unaudited)

MATERIALS 0.7%
APERAM S.A.	1,378	76
ArcelorMittal S.A.	26,245	804

		880

REAL ESTATE 0.1%
Aroundtown S.A.	9,125	63
Grand City Properties S.A.	1,328	33

		96

Total Luxembourg		1,160

NETHERLANDS 5.6%
COMMUNICATION SERVICES 0.3%
Koninklijke KPN NV	40,182	127
Mediaset NV	12,262	35
Universal Music Group NV (a)	5,768	154
VEON Ltd. ADR (a)	36,623	76

		392

CONSUMER DISCRETIONARY 0.6%
Stellantis NV	33,992	647

CONSUMER STAPLES 0.8%
Heineken Holding NV	748	65
Heineken NV	417	43
Koninklijke Ahold Delhaize NV	23,382	779

		887

ENERGY 1.1%
Royal Dutch Shell PLC 'A'	55,888	1,243

FINANCIALS 0.7%
ABN AMRO Bank NV (a)	14,421	208
Aegon NV	55,410	286
Euronext NV	899	102
ING Groep NV	13,136	191
NN Group NV	1,767	92

		879

HEALTH CARE 0.0%
Qiagen NV (a)	717	37

INDUSTRIALS 0.6%
Arcadis NV	1,456	73
IMCD NV	769	147
Signify NV	5,107	256
TKH Group NV	463	26
Wolters Kluwer NV	1,353	143

		645

INFORMATION TECHNOLOGY 1.2%
ASM International NV	649	254
ASML Holding NV	1,142	853
BE Semiconductor Industries NV	835	67
NXP Semiconductors NV	1,440	282

		1,456

MATERIALS 0.3%
Akzo Nobel NV	1,297	142
Corbion NV	869	42
Koninklijke DSM NV	863	172

		356

REAL ESTATE 0.0%
Eurocommercial Properties NV (a)	1,578	34

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2021 (Unaudited)

Total Netherlands		6,576

NEW ZEALAND 0.3%
COMMUNICATION SERVICES 0.1%
Spark New Zealand Ltd.	21,850	72

INDUSTRIALS 0.1%
Air New Zealand Ltd. (a)	33,214	37
Auckland International Airport Ltd. (a)	6,881	37

		74

MATERIALS 0.0%
Fletcher Building Ltd.	11,622	58

REAL ESTATE 0.0%
Precinct Properties New Zealand Ltd.	32,025	37

UTILITIES 0.1%
Contact Energy Ltd.	6,351	37
Meridian Energy Ltd.	8,996	30

		67

Total New Zealand		308

NORWAY 1.2%
COMMUNICATION SERVICES 0.1%
Telenor ASA	6,464	109

CONSUMER STAPLES 0.2%
Mowi ASA	4,139	105
Orkla ASA	4,014	37
Salmar ASA	857	57

		199

ENERGY 0.5%
Aker Solutions ASA (a)	20,065	44
Equinor ASA	23,378	595

		639

FINANCIALS 0.1%
Gjensidige Forsikring ASA	2,015	44
SpareBank 1 SR-Bank ASA	3,385	47

		91

INDUSTRIALS 0.1%
Tomra Systems ASA	1,617	85

MATERIALS 0.2%
Norsk Hydro ASA	11,115	83
Yara International ASA	3,772	187

		270

REAL ESTATE 0.0%
Entra ASA	2,107	45

Total Norway		1,438

PORTUGAL 0.3%
CONSUMER STAPLES 0.0%
Jeronimo Martins SGPS S.A.	1,456	29

UTILITIES 0.3%
EDP - Energias de Portugal S.A.	62,213	327

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2021 (Unaudited)

REN - Redes Energeticas Nacionais SGPS S.A.	10,004	29

		356

Total Portugal		385

SINGAPORE 1.1%
COMMUNICATION SERVICES 0.3%
NetLink NBN Trust	43,400	32
Singapore Press Holdings Ltd.	48,100	69
Singapore Telecommunications Ltd.	105,500	190

		291

CONSUMER DISCRETIONARY 0.0%
Jardine Cycle & Carriage Ltd.	2,400	34

CONSUMER STAPLES 0.2%
Golden Agri-Resources Ltd.	401,700	69
Olam International Ltd.	30,400	39
Wilmar International Ltd.	44,800	139

		247

ENERGY 0.0%
BW LPG Ltd.	5,802	32

FINANCIALS 0.2%
DBS Group Holdings Ltd.	4,400	97
Oversea-Chinese Banking Corp. Ltd.	6,200	52
Singapore Exchange Ltd.	5,700	42
United Overseas Bank Ltd.	3,200	61

		252

INDUSTRIALS 0.3%
ComfortDelGro Corp. Ltd.	22,400	25
Keppel Corp. Ltd.	11,100	42
Sembcorp Industries Ltd.	36,400	49
Singapore Airlines Ltd.	47,100	173
Singapore Technologies Engineering Ltd.	19,600	55

		344

INFORMATION TECHNOLOGY 0.1%
Venture Corp. Ltd.	2,700	35

Total Singapore		1,235

SOUTH AFRICA 0.0%
HEALTH CARE 0.0%
Mediclinic International PLC (a)	5,814	24

Total South Africa		24

SPAIN 3.5%
COMMUNICATION SERVICES 0.5%
Mediaset Espana Comunicacion S.A. (a)	8,549	49
Telefonica S.A.	117,026	549

		598

CONSUMER DISCRETIONARY 0.2%
Gestamp Automocion S.A. (a)	8,868	34
Industria de Diseno Textil S.A.	4,850	179

		213

CONSUMER STAPLES 0.0%
Viscofan S.A.	807	53

ENERGY 0.6%
Repsol S.A.	53,852	703

FINANCIALS 1.3%
Banco Bilbao Vizcaya Argentaria S.A.	42,523	281
Banco de Sabadell S.A. (a)	161,485	135
Banco Santander S.A.	270,532	980

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2021 (Unaudited)

Mapfre S.A.	17,059	37
Unicaja Banco S.A.	73,600	76

		1,509

HEALTH CARE 0.0%
Grifols S.A.	877	21

INDUSTRIALS 0.2%
ACS Actividades de Construccion Y Servicios S.A.	1,440	39
Aena SME S.A. (a)	332	57
Cia de Distribucion Integral Logista Holdings S.A.	1,158	25
Ferrovial S.A.	2,281	67
Sacyr S.A.	9,063	22

		210

INFORMATION TECHNOLOGY 0.1%
Amadeus IT Group S.A. (a)	962	63

MATERIALS 0.1%
Acerinox S.A.	7,995	103

UTILITIES 0.5%
Acciona S.A.	344	57
EDP Renovaveis S.A.	2,520	63
Endesa S.A.	4,226	85
Iberdrola S.A.	20,254	204
Naturgy Energy Group S.A.	8,080	203

		612

Total Spain		4,085

SWEDEN 2.3%
COMMUNICATION SERVICES 0.3%
Tele2 AB 'B'	5,585	83
Telia Co. AB	62,348	256

		339

CONSUMER DISCRETIONARY 0.5%
Autoliv, Inc.	797	68
Betsson AB	2,575	21
Bilia AB 'A'	2,896	52
Electrolux AB 'B'	4,207	97
Evolution AB	711	108
Hennes & Mauritz AB 'B' (a)	8,680	176
Nobia AB	5,097	34

		556

CONSUMER STAPLES 0.1%
Axfood AB	964	23
Essity AB 'B'	1,156	36
Swedish Match AB	8,040	70

		129

FINANCIALS 0.2%
EQT AB	1,581	66
Svenska Handelsbanken AB 'A'	7,966	89
Swedbank AB 'A'	3,561	72

		227

INDUSTRIALS 0.9%
Assa Abloy AB 'B'	2,410	70
Atlas Copco AB 'A'	5,006	302
Epiroc AB	5,557	115
Indutrade AB	2,293	64
Nibe Industrier AB 'B'	5,867	74
S.A.S. AB (a)	112,700	25
Sandvik AB	5,546	127
SKF AB 'B'	3,164	74
Volvo AB 'B'	11,685	261

		1,112

INFORMATION TECHNOLOGY 0.2%
Hexagon AB 'B'	3,588	56

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2021 (Unaudited)

Telefonaktiebolaget LM Ericsson 'B'	11,769	133

		189

MATERIALS 0.1%
Hexpol AB	2,183	25
SSAB AB 'A' (a)	18,146	89
Svenska Cellulosa AB S.C.A. 'B'	2,663	41

		155

Total Sweden		2,707

SWITZERLAND 6.1%
COMMUNICATION SERVICES 0.1%
Swisscom AG	200	115

CONSUMER DISCRETIONARY 0.4%
Cie Financiere Richemont S.A.	2,609	271
Forbo Holding AG	19	38
Garmin Ltd.	1,023	159
Valora Holding AG (a)	170	33

		501

CONSUMER STAPLES 0.7%
Aryzta AG (a)	34,312	51
Barry Callebaut AG	4	9
Chocoladefabriken Lindt & Spruengli AG	4	45
Coca-Cola HBC AG	1,112	36
Emmi AG	29	30
Nestle S.A.	5,339	643

		814

FINANCIALS 0.9%
Baloise Holding AG	363	55
Julius Baer Group Ltd.	1,629	108
St Galler Kantonalbank AG	60	27
Swiss Life Holding AG	191	96
Swiss Re AG	2,740	234
UBS Group AG	8,886	142
Valiant Holding AG	375	36
Zurich Insurance Group AG	927	379

		1,077

HEALTH CARE 0.7%
Galenica AG	527	37
Roche Holding AG	1,494	545
Sonova Holding AG	357	135
Straumann Holding AG	42	75
Vifor Pharma AG	481	63

		855

INDUSTRIALS 1.2%
ABB Ltd.	15,972	534
Adecco Group AG	1,876	94
Bucher Industries AG	97	46
Bystronic AG	25	34
DKSH Holding AG	458	36
Flughafen Zurich AG (a)	176	31
Geberit AG	139	102
Georg Fischer AG	30	45
Kuehne + Nagel International AG	693	237
Schindler Holding AG	280	75
SGS S.A.	30	87
Sulzer AG	308	29
Wizz Air Holdings PLC (a)	1,040	70

		1,420

INFORMATION TECHNOLOGY 0.4%
ALSO Holding AG	127	37
Landis + Gyr Group AG	611	39
Logitech International S.A.	1,744	155
TE Connectivity Ltd.	1,912	263

		494

MATERIALS 1.4%
EMS-Chemie Holding AG	55	52

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2021 (Unaudited)

Ferrexpo PLC	11,520	51
Givaudan S.A.	46	210
Glencore PLC	212,230	998
SIG Combibloc Group AG	2,805	74
Sika AG	740	234

		1,619

REAL ESTATE 0.2%
Allreal Holding AG	140	28
PSP Swiss Property AG	535	64
Swiss Prime Site AG	943	92

		184

UTILITIES 0.1%
BKW AG	346	37

Total Switzerland		7,116

UNITED KINGDOM 12.0%
COMMUNICATION SERVICES 0.8%
BT Group PLC	36,647	79
Daily Mail & General Trust PLC	3,400	49
Euromoney Institutional Investor PLC	1,104	15
Pearson PLC	16,507	158
Reach PLC	10,333	49
Vodafone Group PLC	434,572	661

		1,011

CONSUMER DISCRETIONARY 1.6%
B&M European Value Retail S.A.	10,738	85
Barratt Developments PLC	4,479	40
Berkeley Group Holdings PLC	1,022	60
Burberry Group PLC	1,549	38
Compass Group PLC (a)	10,365	212
Crest Nicholson Holdings PLC	6,827	35
Dixons Carphone PLC	19,989	36
Dunelm Group PLC	2,362	45
Frasers Group PLC	5,343	49
Greggs PLC	2,198	87
Halfords Group PLC	6,924	28
Inchcape PLC	5,013	55
J D Wetherspoon PLC (a)	2,096	30
JD Sports Fashion PLC	4,443	62
Kingfisher PLC	64,973	293
Marks & Spencer Group PLC	58,141	143
Marston's PLC (a)	34,955	38
Mitchells & Butlers PLC (a)	13,901	44
Moneysupermarket.com Group PLC	6,214	18
Next PLC	1,481	163
Persimmon PLC	2,866	103
Pets at Home Group PLC	7,447	48
Restaurant Group PLC	18,332	25
SSP Group PLC (a)	10,488	39
Taylor Wimpey PLC	21,603	45
WH Smith PLC (a)	1,359	31
Whitbread PLC	893	40

		1,892

CONSUMER STAPLES 2.1%
Associated British Foods PLC	3,784	94
Britvic PLC	2,946	35
Cranswick PLC	679	33
Diageo PLC	14,648	709
Imperial Brands PLC	12,358	259
J Sainsbury PLC	63,036	242
Premier Foods PLC	23,031	36
Reckitt Benckiser Group PLC	3,638	286
Tate & Lyle PLC	8,719	81
Tesco PLC	40,932	139
Unilever PLC	5,648	306
WM Morrison Supermarkets PLC	68,319	271

		2,491

ENERGY 1.0%
BP PLC	234,167	1,067
John Wood Group PLC (a)	13,977	43
Petrofac Ltd. (a)	25,012	57

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2021 (Unaudited)

Subsea 7 S.A.	4,789	41

		1,208

FINANCIALS 1.6%
3i Group PLC	5,728	98
Admiral Group PLC	3,318	139
Ashmore Group PLC	7,172	33
Barclays PLC	88,543	225
Direct Line Insurance Group PLC	27,893	109
HSBC Holdings PLC	53,965	282
IG Group Holdings PLC	5,787	63
Intermediate Capital Group PLC	1,865	51
Jupiter Fund Management PLC	5,850	20
Legal & General Group PLC	9,365	35
Lloyds Banking Group PLC	187,344	117
M&G PLC	36,335	99
Man Group PLC	16,935	47
Natwest Group PLC	33,953	102
Provident Financial PLC (a)	9,477	43
Prudential PLC	6,513	126
Saga PLC (a)	5,725	27
Schroders PLC	912	44
Standard Chartered PLC	30,494	178
Standard Life Aberdeen PLC	12,035	41
Virgin Money UK PLC (a)	14,046	38

		1,917

HEALTH CARE 1.0%
AstraZeneca PLC	4,860	586
ConvaTec Group PLC	13,145	38
GlaxoSmithKline PLC	22,215	419
Indivior PLC (a)	13,525	39
Smith & Nephew PLC	4,846	84

		1,166

INDUSTRIALS 1.9%
Ashtead Group PLC	2,973	225
Babcock International Group PLC (a)	7,362	37
BAE Systems PLC	20,391	154
Balfour Beatty PLC	11,263	41
Bunzl PLC	2,181	72
CNH Industrial NV	5,719	96
Diploma PLC	1,569	60
easyJet PLC (a)	4,342	38
Electrocomponents PLC	7,649	111
Ferguson PLC	1,205	167
Firstgroup PLC (a)	30,867	37
Hays PLC	15,586	34
Howden Joinery Group PLC	8,114	98
IMI PLC	3,490	78
International Consolidated Airlines Group S.A. (a)	19,123	46
Intertek Group PLC	606	41
Morgan Sindall Group PLC	1,504	48
National Express Group PLC (a)	7,683	25
Pagegroup PLC	6,010	50
QinetiQ Group PLC	7,194	31
RELX PLC	5,431	156
Rentokil Initial PLC	12,696	100
Rolls-Royce Holdings PLC	24,854	46
Royal Mail PLC	27,693	157
Spirax-Sarco Engineering PLC	726	146
Travis Perkins PLC	3,763	77
Ultra Electronics Holdings PLC	630	28
Vesuvius PLC	3,859	25

		2,224

INFORMATION TECHNOLOGY 0.1%
Computacenter PLC	1,356	49
Micro Focus International PLC	6,906	38

		87

MATERIALS 1.1%
Anglo American PLC	10,671	374
Croda International PLC	1,870	214
Johnson Matthey PLC	2,253	81
Mondi PLC	3,975	97
Rio Tinto PLC	6,371	418
Synthomer PLC	7,061	47

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2021 (Unaudited)

Victrex PLC	778	25

		1,256

REAL ESTATE 0.1%
Grainger PLC	6,031	25
Savills PLC	2,323	42

		67

UTILITIES 0.7%
Centrica PLC (a)	126,147	96
Drax Group PLC	8,611	56
National Grid PLC	15,201	181
Severn Trent PLC	1,151	40
SSE PLC	16,258	342
United Utilities Group PLC	6,292	82

		797

Total United Kingdom		14,116

UNITED STATES 0.1%
CONSUMER DISCRETIONARY 0.1%
Carnival PLC (a)	2,480	56

MATERIALS 0.0%
Sims Metal Management Ltd.	5,294	50

Total United States		106

Total Common Stocks (Cost $98,266)		112,279

PREFERRED STOCKS 1.1%
GERMANY 1.0%
INDUSTRIALS 1.0%
Draegerwerk AG & Co. KGaA	455	37
Fuchs Petrolub SE	1,294	61
Henkel AG & Co. KGaA	675	62
Sartorius AG	185	118
Schaeffler AG	4,459	34
Volkswagen AG	3,993	890

		1,202

Total Preferred Stocks (Cost $1,177)		1,202

REAL ESTATE INVESTMENT TRUSTS 2.0%
AUSTRALIA 0.2%
REAL ESTATE 0.2%
Charter Hall Group	2,873	35
Goodman Group	4,414	68
GPT Group	10,420	38
Stockland	14,625	46
Vicinity Centres	17,338	20

		207

Total Australia		207

BELGIUM 0.1%
REAL ESTATE 0.1%
Befimmo S.A.	687	28
Cofinimmo S.A.	246	37
Warehouses De Pauw CVA	993	40

		105

Total Belgium		105

CANADA 0.1%
REAL ESTATE 0.1%
Allied Properties Real Estate Investment Trust (e)	1,004	32
Canadian Apartment Properties REIT	849	39
Dream Office Real Estate Investment Trust	1,534	28

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2021 (Unaudited)

Granite Real Estate Investment Trust	913	65

		164

Total Canada		164

FRANCE 0.1%
REAL ESTATE 0.1%
Gecina S.A.	211	28
Klepierre S.A.	1,623	36
Unibail-Rodamco-Westfield (a)	468	35

		99

Total France		99

GERMANY 0.1%
REAL ESTATE 0.1%
Alstria Office REIT-AG	4,661	85

Total Germany		85

HONG KONG 0.1%
REAL ESTATE 0.1%
Fortune Real Estate Investment Trust	31,000	31
Link REIT	8,600	74

		105

Total Hong Kong		105

JAPAN 0.7%
REAL ESTATE 0.7%
Activia Properties, Inc.	2	8
Advance Residence Investment Corp.	16	52
AEON REIT Investment Corp.	34	46
Daiwa House REIT Investment Corp.	18	53
Daiwa Office Investment Corp.	2	13
Daiwa Securities Living Investments Corp.	46	46
Frontier Real Estate Investment Corp.	2	9
Fukuoka REIT Corp.	18	27
GLP J-Reit	36	59
Hulic Reit, Inc.	18	28
Industrial & Infrastructure Fund Investment Corp.	19	35
Japan Excellent, Inc.	29	35
Japan Hotel REIT Investment Corp.	46	28
Japan Logistics Fund, Inc.	17	51
Japan Real Estate Investment Corp.	2	12
Japan Retail Fund Investment Corp.	48	46
Kenedix Office Investment Corp.	2	14
Mori Hills REIT Investment Corp.	23	31
Mori Trust Sogo Reit, Inc.	29	38
Nippon Accommodations Fund, Inc.	3	17
Nippon Building Fund, Inc.	2	13
Nippon Prologis REIT, Inc.	12	40
Nomura Real Estate Master Fund, Inc.	30	43
NTT UD REIT Investment Corp.	32	44
Orix JREIT, Inc.	32	56
United Urban Investment Corp.	29	39

		883

Total Japan		883

SINGAPORE 0.2%
REAL ESTATE 0.2%
Ascendas Real Estate Investment Trust	10,500	23
CapitaLand Mall Trust	14,900	22
Keppel DC REIT	20,000	37
Mapletree Industrial Trust	17,835	36
Mapletree Logistics Trust	61,100	91

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2021 (Unaudited)

Mapletree North Asia Commercial Trust	47,300	34

		243

Total Singapore		243

SPAIN 0.0%
REAL ESTATE 0.0%
Inmobiliaria Colonial Socimi S.A.	2,309	23

Total Spain		23

UNITED KINGDOM 0.4%
REAL ESTATE 0.4%
Assura PLC	22,770	22
Big Yellow Group PLC	2,204	41
Great Portland Estates PLC	3,018	30
Land Securities Group PLC	5,590	52
LondonMetric Property PLC	11,081	36
Segro PLC	6,917	111
Tritax Big Box REIT PLC	32,796	94
UNITE Group PLC	2,850	42

		428

Total United Kingdom		428

Total Real Estate Investment Trusts (Cost $2,166)		2,342

RIGHTS 0.0%
AUSTRALIA 0.0%
CONSUMER DISCRETIONARY 0.0%
Transurban Group (a)	396	0

INDUSTRIALS 0.0%
Sandfire Resources Ltd. (a)	9,460	1

Total Australia		1

GERMANY 0.0%
INDUSTRIALS 0.0%
Deutsche Lufthansa AG (a)	7,383	17

Total Germany		17

Total Rights (Cost $20)		18

SHORT-TERM INSTRUMENTS 0.7%
REPURCHASE AGREEMENTS (f) 0.7%		853

Total Short-Term Instruments (Cost $853)		853

Total Investments in Securities (Cost $102,482)		116,694

INVESTMENTS IN AFFILIATES 0.4%
SHORT-TERM INSTRUMENTS 0.4%
MUTUAL FUNDS 0.4%
PIMCO Government Money Market Fund 0.060% (b)(c)(d)	491,174	491

Total Short-Term Instruments (Cost $491)		491

Total Investments in Affiliates (Cost $491)		491

Total Investments 100.0% (Cost $102,973)		$117,185
Financial Derivative Instruments (g) (0.0)% (Cost or Premiums, net $0)		0
Other Assets and Liabilities, net 0.0%		44

Net Assets 100.0%		$117,229

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $466 were out on loan in exchange for $491 of cash collateral as of September 30, 2021.
(d)	Coupon represents a 7-Day Yield.
(e)	RESTRICTED SECURITIES:
Issuer Description					Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Allied Properties Real Estate Investment Trust					08/28/2020 - 09/15/2021		$30	$32	0.03%
Boralex, Inc.					03/31/2020 - 09/15/2021		38	44	0.04
Cogeco, Inc.					03/31/2020 - 09/15/2021		29	30	0.03
Constellation Software, Inc.					12/13/2017 - 03/27/2019		48	74	0.06
Great-West Lifeco, Inc.					08/31/2017 - 03/27/2019		44	55	0.05
Intact Financial Corp.					08/31/2017 - 09/30/2020		86	103	0.09
Martinrea International, Inc.					08/31/2017 - 03/27/2019		29	30	0.03
Stella-Jones, Inc.					12/20/2019 - 09/15/2021		37	38	0.03
Whitecap Resources, Inc.					09/30/2020 - 09/15/2021		48	93	0.08

							$389	$499	0.44%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	09/30/2021	10/01/2021	$853	U.S. Treasury Notes 1.250% due 06/30/2028		$(870)	$853	$853

Total Repurchase Agreements							$(870)	$853	$853

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
							Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

SSB		10/2021	CAD	7		$5	$0	$0

Total Forward Foreign Currency Contracts							$0	$0

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1	Level 2	Level 3	Fair Value at 09/30/2021

Investments in Securities, at Value
Common Stocks
Australia
	Communication Services				$0	$579	$0	$579
	Consumer Discretionary				0	761	0	761
	Consumer Staples				0	560	0	560
	Energy				0	238	0	238
	Financials				0	933	0	933
	Health Care				0	279	0	279
	Industrials				0	349	0	349
	Information Technology				141	27	0	168
	Materials				0	1,620	0	1,620
	Real Estate				0	34	0	34
	Utilities				0	142	0	142
Austria
	Energy				0	127	0	127
	Industrials				0	41	0	41
	Information Technology				0	25	0	25
	Materials				0	101	0	101
	Real Estate				0	24	0	24
Belgium
	Communication Services				0	51	0	51
	Consumer Staples				0	33	0	33

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2021 (Unaudited)

Financials	0	84	0	84
Health Care	0	27	0	27
Industrials	0	25	0	25
Information Technology	0	35	0	35
Materials	0	43	0	43
Canada
Communication Services	561	0	0	561
Consumer Discretionary	1,100	0	0	1,100
Consumer Staples	785	0	0	785
Energy	1,781	0	0	1,781
Financials	1,305	0	0	1,305
Health Care	23	0	0	23
Industrials	1,387	0	0	1,387
Information Technology	439	0	0	439
Materials	910	0	0	910
Real Estate	148	0	0	148
Utilities	517	0	0	517
Chile
Materials	0	35	0	35
Denmark
Consumer Discretionary	0	61	0	61
Consumer Staples	0	188	0	188
Financials	0	40	0	40
Health Care	0	782	0	782
Industrials	265	755	0	1,020
Materials	0	82	0	82
Utilities	76	0	0	76
Finland
Communication Services	59	0	0	59
Consumer Staples	0	234	0	234
Energy	0	186	0	186
Financials	0	91	0	91
Industrials	0	238	0	238
Information Technology	33	35	0	68
Materials	0	243	0	243
Utilities	0	68	0	68
France
Communication Services	41	747	0	788
Consumer Discretionary	0	1,635	0	1,635
Consumer Staples	0	868	0	868
Energy	0	472	0	472
Financials	117	1,084	0	1,201
Health Care	0	230	0	230
Industrials	23	1,666	0	1,689
Information Technology	0	220	0	220
Materials	0	41	0	41
Real Estate	0	43	0	43
Utilities	51	878	0	929
Germany
Communication Services	30	427	0	457
Consumer Discretionary	45	2,163	0	2,208
Consumer Staples	0	95	0	95
Financials	71	940	0	1,011
Health Care	0	301	0	301
Industrials	46	510	0	556
Information Technology	175	34	0	209
Materials	0	662	0	662
Real Estate	67	211	0	278
Utilities	0	579	0	579
Hong Kong
Communication Services	0	169	0	169
Consumer Discretionary	0	259	0	259
Consumer Staples	33	138	0	171
Financials	0	172	0	172
Industrials	0	593	0	593
Information Technology	0	162	0	162
Real Estate	0	304	0	304
Utilities	27	204	0	231
Ireland
Consumer Discretionary	266	0	0	266
Consumer Staples	63	30	0	93
Health Care	404	0	0	404
Industrials	159	305	0	464
Materials	0	380	0	380
Israel
Communication Services	0	55	0	55
Energy	0	102	0	102
Financials	23	198	0	221
Health Care	74	0	0	74
Industrials	36	0	0	36
Information Technology	36	45	0	81
Materials	0	69	0	69
Real Estate	0	36	0	36
Italy
Communication Services	0	191	0	191
Consumer Discretionary	0	271	0	271

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2021 (Unaudited)

Consumer Staples	0	49	0	49
Energy	0	970	0	970
Financials	182	752	0	934
Health Care	0	262	0	262
Industrials	0	64	0	64
Utilities	0	597	0	597
Japan
Communication Services	0	2,208	0	2,208
Consumer Discretionary	0	6,134	0	6,134
Consumer Staples	0	2,831	0	2,831
Energy	0	873	0	873
Financials	0	1,690	0	1,690
Health Care	0	1,884	0	1,884
Industrials	320	7,875	0	8,195
Information Technology	504	3,410	0	3,914
Materials	219	3,017	0	3,236
Real Estate	0	117	0	117
Utilities	0	1,083	0	1,083
Luxembourg
Communication Services	0	109	0	109
Health Care	75	0	0	75
Materials	0	880	0	880
Real Estate	0	96	0	96
Netherlands
Communication Services	230	162	0	392
Consumer Discretionary	0	647	0	647
Consumer Staples	0	887	0	887
Energy	0	1,243	0	1,243
Financials	102	777	0	879
Health Care	37	0	0	37
Industrials	0	645	0	645
Information Technology	1,135	321	0	1,456
Materials	0	356	0	356
Real Estate	34	0	0	34
New Zealand
Communication Services	0	72	0	72
Industrials	0	74	0	74
Materials	0	58	0	58
Real Estate	0	37	0	37
Utilities	0	67	0	67
Norway
Communication Services	0	109	0	109
Consumer Staples	105	94	0	199
Energy	0	639	0	639
Financials	0	91	0	91
Industrials	85	0	0	85
Materials	0	270	0	270
Real Estate	45	0	0	45
Portugal
Consumer Staples	29	0	0	29
Utilities	327	29	0	356
Singapore
Communication Services	0	291	0	291
Consumer Discretionary	0	34	0	34
Consumer Staples	0	247	0	247
Energy	0	32	0	32
Financials	0	252	0	252
Industrials	0	344	0	344
Information Technology	0	35	0	35
South Africa
Health Care	24	0	0	24
Spain
Communication Services	49	549	0	598
Consumer Discretionary	0	213	0	213
Consumer Staples	53	0	0	53
Energy	0	703	0	703
Financials	0	1,509	0	1,509
Health Care	21	0	0	21
Industrials	82	128	0	210
Information Technology	0	63	0	63
Materials	0	103	0	103
Utilities	63	549	0	612
Sweden
Communication Services	0	339	0	339
Consumer Discretionary	89	467	0	556
Consumer Staples	70	59	0	129
Financials	0	227	0	227
Industrials	140	972	0	1,112
Information Technology	0	189	0	189
Materials	0	155	0	155
Switzerland
Communication Services	0	115	0	115
Consumer Discretionary	192	309	0	501
Consumer Staples	75	739	0	814
Financials	27	1,050	0	1,077
Health Care	0	855	0	855

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	September 30, 2021 (Unaudited)

Industrials	534	886	0	1,420
Information Technology	263	231	0	494
Materials	51	1,568	0	1,619
Real Estate	28	156	0	184
Utilities	0	37	0	37
United Kingdom
Communication Services	98	913	0	1,011
Consumer Discretionary	402	1,490	0	1,892
Consumer Staples	456	2,035	0	2,491
Energy	0	1,208	0	1,208
Financials	458	1,459	0	1,917
Health Care	77	1,089	0	1,166
Industrials	300	1,924	0	2,224
Information Technology	0	87	0	87
Materials	47	1,209	0	1,256
Real Estate	42	25	0	67
Utilities	56	741	0	797
United States
Consumer Discretionary	0	56	0	56
Materials	0	50	0	50
Preferred Stocks
Germany
Industrials	98	1,104	0	1,202
Real Estate Investment Trusts
Australia
Real Estate	0	207	0	207
Belgium
Real Estate	28	77	0	105
Canada
Real Estate	164	0	0	164
France
Real Estate	0	99	0	99
Germany
Real Estate	0	85	0	85
Hong Kong
Real Estate	31	74	0	105
Japan
Real Estate	179	704	0	883
Singapore
Real Estate	34	209	0	243
Spain
Real Estate	23	0	0	23
United Kingdom
Real Estate	105	323	0	428
Rights
Australia
Industrials	0	1	0	1
Germany
Industrials	17	0	0	17
Short-Term Instruments
Repurchase Agreements	0	853	0	853

	$19,122	$97,572	$0	$116,694
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	491	0	0	491

Total Investments	$19,613	$97,572	$0	$117,185

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.9% ¤
COMMON STOCKS 94.7%
IRELAND 0.2%
INFORMATION TECHNOLOGY 0.2%
Accenture PLC 'A'	424	$136

Total Ireland		136

SWITZERLAND 0.2%
FINANCIALS 0.2%
Chubb Ltd.	937	162

Total Switzerland		162

UNITED KINGDOM 0.5%
COMMUNICATION SERVICES 0.0%
Liberty Global PLC (a)	1,178	35

CONSUMER DISCRETIONARY 0.0%
Capri Holdings Ltd. (a)	83	4

CONSUMER STAPLES 0.1%
Coca-Cola Europacific Partners PLC	403	22
Nomad Foods Ltd. (a)	1,000	28

		50

ENERGY 0.0%
TechnipFMC PLC (a)	4,595	34

FINANCIALS 0.1%
Janus Henderson Group PLC	476	20
Willis Towers Watson PLC	159	37

		57

INDUSTRIALS 0.3%
IHS Markit Ltd.	614	72
nVent Electric PLC	465	15
Pentair PLC	1,560	113

		200

MATERIALS 0.0%
Amcor PLC	428	5

Total United Kingdom		385

UNITED STATES 93.8%
COMMUNICATION SERVICES 5.8%
Activision Blizzard, Inc.	343	27
Alphabet, Inc. 'A' (a)	162	433
AMC Entertainment Holdings, Inc. 'A' (a)(c)	4,592	175
AMC Networks, Inc. 'A' (a)	602	28
AT&T, Inc.	12,624	341
Cable One, Inc.	28	51
Charter Communications, Inc. 'A' (a)	194	141
Cinemark Holdings, Inc. (a)	1,912	37
Clear Channel Outdoor Holdings, Inc. (a)	3,851	10
Comcast Corp. 'A'	9,788	547
Discovery, Inc. 'A' (a)	516	13
Electronic Arts, Inc.	389	55
Fox Corp. 'A'	750	30
iHeartMedia, Inc. 'A' (a)	1,372	34

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2021 (Unaudited)

Interpublic Group of Cos., Inc.	4,508	165
John Wiley & Sons, Inc. 'A'	399	21
Liberty Broadband Corp. 'C' (a)	389	67
Liberty Media Corp-Liberty SiriusXM 'C' (a)	1,913	91
Live Nation Entertainment, Inc. (a)	404	37
Lumen Technologies, Inc.	14,035	174
Madison Square Garden Sports Corp. (a)	98	18
Meredith Corp. (a)	493	28
New York Times Co. 'A'	470	23
News Corp. 'A'	5,134	121
Nexstar Media Group, Inc. 'A'	113	17
Omnicom Group, Inc.	1,020	74
Pinterest, Inc. 'A' (a)	1,518	77
Sinclair Broadcast Group, Inc. 'A'	692	22
Snap, Inc. (a)	3,221	238
T-Mobile US, Inc. (a)	238	30
Take-Two Interactive Software, Inc. (a)	140	22
TEGNA, Inc.	1,714	34
Telephone & Data Systems, Inc.	1,420	28
TripAdvisor, Inc. (a)	820	28
Twitter, Inc. (a)	435	26
Verizon Communications, Inc.	10,436	564
ViacomCBS, Inc. 'B'	4,686	185
Walt Disney Co.	4,052	686
Yelp, Inc. (a)	807	30
Zynga, Inc. 'A' (a)	2,795	21

		4,749

CONSUMER DISCRETIONARY 17.2%
Abercrombie & Fitch Co. 'A' (a)	2,349	88
Adient PLC (a)	1,286	53
Adtalem Global Education, Inc. (a)	485	18
Advance Auto Parts, Inc.	105	22
American Axle & Manufacturing Holdings, Inc. (a)	1,888	17
American Eagle Outfitters, Inc.	5,705	147
Aramark	317	10
Asbury Automotive Group, Inc. (a)	249	49
AutoNation, Inc. (a)	1,241	151
AutoZone, Inc. (a)	95	161
Bath & Body Works, Inc.	3,499	221
Bed Bath & Beyond, Inc. (a)	5,750	99
Best Buy Co., Inc.	3,029	320
Big Lots, Inc.	424	18
Bloomin' Brands, Inc. (a)	2,197	55
Booking Holdings, Inc. (a)	50	119
BorgWarner, Inc.	553	24
Bright Horizons Family Solutions, Inc. (a)	211	29
Brinker International, Inc. (a)	1,378	68
Brunswick Corp.	725	69
Buckle, Inc.	763	30
Burlington Stores, Inc. (a)	326	93
Callaway Golf Co. (a)	508	14
Carnival Corp. (a)	5,803	145
Carter's, Inc.	803	78
Cheesecake Factory, Inc. (a)	1,845	87
Children's Place, Inc. (a)	274	21
Chipotle Mexican Grill, Inc. (a)	94	171
Churchill Downs, Inc.	274	66
Cracker Barrel Old Country Store, Inc.	456	64
Dana, Inc.	1,305	29
Darden Restaurants, Inc.	279	42
Dave & Buster's Entertainment, Inc. (a)	533	21
Deckers Outdoor Corp. (a)	467	168
Designer Brands, Inc.'A' (a)	1,789	25
Dick's Sporting Goods, Inc.	1,594	191
Dillard's, Inc. 'A'	235	41
Dollar General Corp.	809	172
Dollar Tree, Inc. (a)	418	40
Domino's Pizza, Inc.	409	195
Dorman Products, Inc. (a)	140	13
eBay, Inc.	3,648	254
Expedia Group, Inc. (a)	80	13
Five Below, Inc. (a)	154	27
Foot Locker, Inc.	2,094	96
Ford Motor Co. (a)	80,878	1,145
Fossil Group, Inc. (a)	802	10
G-III Apparel Group Ltd. (a)	568	16
GameStop Corp. 'A' (a)	406	71
Gap, Inc.	7,026	160
General Motors Co. (a)	23,067	1,216
Gentex Corp.	1,954	65
Genuine Parts Co.	201	24
Goodyear Tire & Rubber Co. (a)	5,121	91
Graham Holdings Co. 'B'	29	17
Grand Canyon Education, Inc. (a)	231	20

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2021 (Unaudited)

Group 1 Automotive, Inc.	323	61
Guess?, Inc.	1,133	24
H&R Block, Inc.	2,532	63
Hanesbrands, Inc.	5,245	90
Harley-Davidson, Inc.	1,414	52
Hasbro, Inc.	184	16
Helen of Troy Ltd. (a)	92	21
Hilton Grand Vacations, Inc. (a)	807	38
Hilton Worldwide Holdings, Inc. (a)	372	49
Home Depot, Inc.	1,036	340
International Game Technology PLC (a)	2,398	63
Jack in the Box, Inc.	493	48
Kohl's Corp.	4,417	208
Kontoor Brands, Inc.	729	36
La-Z-Boy, Inc.	477	15
Las Vegas Sands Corp. (a)	734	27
Lear Corp.	365	57
Leggett & Platt, Inc.	1,117	50
Lennar Corp. 'A'	159	15
Lithia Motors, Inc. 'A'	240	76
LKQ Corp. (a)	141	7
Lowe's Cos., Inc.	1,345	273
Macy's, Inc.	13,315	301
Marriott International, Inc. 'A' (a)	257	38
Marriott Vacations Worldwide Corp.	117	18
Mattel, Inc. (a)	972	18
McDonald's Corp.	1,866	450
MDC Holdings, Inc.	772	36
Meritage Homes Corp. (a)	291	28
MGM Resorts International	217	9
Mohawk Industries, Inc. (a)	31	6
Murphy USA, Inc.	366	61
Newell Brands, Inc.	805	18
NIKE, Inc. 'B'	1,877	273
Nordstrom, Inc. (a)	2,715	72
Norwegian Cruise Line Holdings Ltd. (a)	205	6
NVR, Inc. (a)	12	58
O'Reilly Automotive, Inc. (a)	180	110
ODP Corp. (a)	465	19
Penn National Gaming, Inc. (a)	429	31
Penske Automotive Group, Inc.	487	49
Pool Corp.	371	161
PulteGroup, Inc.	1,353	62
PVH Corp. (a)	212	22
Qurate Retail, Inc.	4,435	45
Ralph Lauren Corp.	522	58
Red Rock Resorts, Inc. 'A' (a)	565	29
Ross Stores, Inc.	301	33
Sally Beauty Holdings, Inc. (a)	1,701	29
Scientific Games Corp. 'A' (a)	229	19
SeaWorld Entertainment, Inc. (a)	1,433	79
Service Corp. International	1,400	84
Signet Jewelers Ltd.	966	76
Six Flags Entertainment Corp. (a)	2,164	92
Skechers U.S.A., Inc. 'A' (a)	366	15
Sonic Automotive, Inc. 'A'	414	22
Starbucks Corp.	3,168	350
Steven Madden Ltd.	1,024	41
Tapestry, Inc.	155	6
Target Corp.	4,450	1,018
Taylor Morrison Home Corp. 'A' (a)	766	20
Tempur Sealy International, Inc.	1,473	68
Terminix Global Holdings, Inc. (a)	577	24
Tesla, Inc. (a)	445	345
Texas Roadhouse, Inc.	411	38
Thor Industries, Inc.	454	56
TJX Cos., Inc.	2,004	132
Toll Brothers, Inc.	314	17
Tractor Supply Co.	440	89
Tri Pointe Homes, Inc. (a)	927	20
Ulta Beauty, Inc. (a)	214	77
Under Armour, Inc. 'A' (a)	1,010	20
Urban Outfitters, Inc. (a)	1,558	46
Vail Resorts, Inc. (a)	364	122
VF Corp.	505	34
Vista Outdoor, Inc. (a)	578	23
Visteon Corp. (a)	382	36
Wendy's Co.	3,606	78
Whirlpool Corp.	826	168
Williams-Sonoma, Inc.	1,444	256
Wyndham Hotels & Resorts, Inc.	354	27

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2021 (Unaudited)

Yum! Brands, Inc.	1,186	145

		13,981

CONSUMER STAPLES 10.3%
Altria Group, Inc.	5,820	265
Archer-Daniels-Midland Co.	3,679	221
B&G Foods, Inc. (c)	1,157	35
Boston Beer Co., Inc. 'A' (a)	108	55
Brown-Forman Corp. 'B'	820	55
Bunge Ltd.	1,845	150
Cal-Maine Foods, Inc.	405	15
Campbell Soup Co.	509	21
Casey's General Stores, Inc.	271	51
Central Garden & Pet Co. 'A' (a)	385	16
Church & Dwight Co., Inc.	568	47
Clorox Co.	264	44
Coca-Cola Co.	9,632	505
Colgate-Palmolive Co.	1,992	151
Conagra Brands, Inc.	967	33
Constellation Brands, Inc. 'A'	219	46
Costco Wholesale Corp.	1,023	460
Coty, Inc. 'A' (a)	875	7
Darling Ingredients, Inc. (a)	1,064	76
Edgewell Personal Care Co.	604	22
Estee Lauder Cos., Inc. 'A'	432	130
Flowers Foods, Inc.	1,705	40
General Mills, Inc.	1,685	101
Hain Celestial Group, Inc. (a)	669	29
Herbalife Nutrition Ltd. (a)	893	38
Hershey Co.	344	58
Hormel Foods Corp.	545	22
Ingredion, Inc.	234	21
J&J Snack Foods Corp.	104	16
JM Smucker Co.	359	43
Kellogg Co.	889	57
Keurig Dr Pepper, Inc.	1,157	39
Kimberly-Clark Corp.	729	96
Kraft Heinz Co.	4,317	159
Kroger Co.	10,772	435
Lamb Weston Holdings, Inc.	597	37
Lancaster Colony Corp.	120	20
McCormick & Co., Inc.	952	77
Molson Coors Brewing Co. 'B'	1,056	49
Mondelez International, Inc. 'A'	2,258	131
Monster Beverage Corp. (a)	311	28
Nu Skin Enterprises, Inc. 'A'	602	24
PepsiCo, Inc.	3,828	576
Performance Food Group Co. (a)	2,195	102
Philip Morris International, Inc.	5,863	556
Post Holdings, Inc. (a)	329	36
PriceSmart, Inc.	138	11
Procter & Gamble Co.	4,473	625
Rite Aid Corp. (a)	2,746	39
Sanderson Farms, Inc.	280	53
Sprouts Farmers Market, Inc. (a)	3,062	71
Sysco Corp.	1,690	133
TreeHouse Foods, Inc. (a)	846	34
Tyson Foods, Inc. 'A'	2,652	209
U.S. Foods Holding Corp. (a)	1,930	67
United Natural Foods, Inc. (a)	1,255	61
USANA Health Sciences, Inc. (a)	101	9
Vector Group Ltd.	901	11
Walgreens Boots Alliance, Inc.	9,378	441
Walmart, Inc.	10,559	1,472

		8,431

ENERGY 9.0%
Antero Resources Corp. (a)	5,781	109
Archrock, Inc.	1,219	10
Baker Hughes Co.	9,718	240
Cabot Oil & Gas Corp.	1,497	33
Centennial Resource Development, Inc. (a)	3,632	24
Cheniere Energy, Inc. (a)	650	64
Chevron Corp.	14,867	1,508
Cimarex Energy Co.	280	24
CNX Resources Corp. (a)	3,220	41
ConocoPhillips	5,650	383
Delek U.S. Holdings, Inc.	1,353	24
Devon Energy Corp.	4,687	166
Diamondback Energy, Inc.	100	9
EOG Resources, Inc.	326	26
Exxon Mobil Corp.	29,259	1,721
Green Plains, Inc. (a)	597	20
Halliburton Co.	462	10

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2021 (Unaudited)

Helmerich & Payne, Inc.	1,703	47
Hess Corp.	786	61
HollyFrontier Corp.	3,478	115
Kinder Morgan, Inc.	5,399	90
Marathon Oil Corp.	12,245	167
Marathon Petroleum Corp.	9,512	588
Murphy Oil Corp.	3,428	86
NOV, Inc. (a)	6,734	88
Oasis Petroleum, Inc.	390	39
Occidental Petroleum Corp.	6,973	206
Oceaneering International, Inc. (a)	1,194	16
ONEOK, Inc.	248	14
Patterson-UTI Energy, Inc.	2,680	24
PBF Energy, Inc. 'A' (a)	2,541	33
Phillips 66	4,578	321
Pioneer Natural Resources Co.	135	23
Range Resources Corp. (a)	2,902	66
Renewable Energy Group, Inc. (a)	740	37
Schlumberger NV	4,464	132
SM Energy Co.	3,199	84
Targa Resources Corp.	985	49
Transocean Ltd. (a)	17,969	68
Valero Energy Corp.	7,127	503
Whiting Petroleum Corp. (a)	840	49
Williams Cos., Inc.	679	18
World Fuel Services Corp.	587	20

		7,356

FINANCIALS 12.2%
Affiliated Managers Group, Inc.	383	58
Aflac, Inc.	878	46
Alleghany Corp. (a)	7	4
Allstate Corp.	1,972	251
Ally Financial, Inc.	5,526	282
American Express Co.	334	56
American Financial Group, Inc.	40	5
American International Group, Inc.	6,196	340
Ameriprise Financial, Inc.	63	17
Aon PLC 'A'	123	35
Ares Management Corp.	553	41
Arthur J Gallagher & Co.	351	52
Artisan Partners Asset Management, Inc. 'A'	369	18
Bank of America Corp.	4,161	177
Bank of New York Mellon Corp.	443	23
Bank OZK	342	15
Berkshire Hathaway, Inc. 'B' (a)	1,019	278
BlackRock, Inc.	78	65
Blackstone Group, Inc.	936	109
Brighthouse Financial, Inc. (a)	917	41
Brightsphere Investment Group, Inc.	626	16
Brown & Brown, Inc.	1,143	63
Capital One Financial Corp.	4,887	792
Charles Schwab Corp.	844	61
Cincinnati Financial Corp.	87	10
CIT Group, Inc.	1,079	56
Citigroup, Inc.	17,695	1,242
Citizens Financial Group, Inc.	237	11
CME Group, Inc.	569	110
CNO Financial Group, Inc.	1,340	32
Comerica, Inc.	74	6
Cullen/Frost Bankers, Inc.	161	19
Discover Financial Services	2,148	264
East West Bancorp, Inc.	394	31
Equitable Holdings, Inc.	230	7
Erie Indemnity Co. 'A'	92	16
Evercore, Inc. 'A'	453	61
FactSet Research Systems, Inc.	74	29
Federated Investors, Inc. 'B'	1,116	36
Fidelity National Financial, Inc.	790	36
Fifth Third Bancorp	385	16
First American Financial Corp.	980	66
First Horizon National Corp.	1,508	25
First Republic Bank	496	96
FirstCash, Inc.	230	20
Franklin Resources, Inc.	4,745	141
Genworth Financial, Inc. 'A' (a)	6,039	23
Goldman Sachs Group, Inc.	1,136	429
Hanover Insurance Group, Inc.	271	35
Hartford Financial Services Group, Inc.	193	14
Houlihan Lokey, Inc.	505	47
Huntington Bancshares, Inc.	816	13
Intercontinental Exchange, Inc.	588	68
Invesco Ltd.	5,935	143
Jefferies Financial Group, Inc.	1,818	67
JPMorgan Chase & Co.	1,661	272

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2021 (Unaudited)

Kemper Corp.	222	15
KeyCorp.	533	12
Lincoln National Corp.	2,002	138
Loews Corp.	1,278	69
LPL Financial Holdings, Inc.	733	115
M&T Bank Corp.	70	10
Markel Corp. (a)	6	7
MarketAxess Holdings, Inc.	89	37
Marsh & McLennan Cos., Inc.	875	132
Mercury General Corp.	330	18
MetLife, Inc.	4,093	253
MGIC Investment Corp.	1,840	28
Moelis & Co. 'A'	433	27
Moody's Corp.	72	26
Morgan Stanley	805	78
Morningstar, Inc.	149	39
MSCI, Inc.	461	280
Nasdaq, Inc.	144	28
Navient Corp.	2,601	51
New York Community Bancorp, Inc.	3,300	42
Northern Trust Corp.	111	12
Old Republic International Corp.	716	17
PacWest Bancorp	1,117	51
People's United Financial, Inc.	1,186	21
Pinnacle Financial Partners, Inc.	207	19
PNC Financial Services Group, Inc.	235	46
PRA Group, Inc. (a)	288	12
Principal Financial Group, Inc.	149	10
Progressive Corp.	860	78
Prudential Financial, Inc.	2,912	306
Raymond James Financial, Inc.	102	9
Regions Financial Corp.	532	11
RLI Corp.	177	18
S&P Global, Inc.	118	50
Santander Consumer USA Holdings, Inc.	1,316	55
SEI Investments Co.	728	43
Signature Bank	165	45
SLM Corp.	845	15
State Street Corp.	182	15
Stewart Information Services Corp.	212	13
Stifel Financial Corp.	282	19
SVB Financial Group (a)	158	102
Synchrony Financial	2,115	103
Synovus Financial Corp.	389	17
T Rowe Price Group, Inc.	529	104
Tradeweb Markets, Inc. 'A'	296	24
Travelers Cos., Inc.	1,700	258
Truist Financial Corp.	744	44
U.S. Bancorp	748	44
Unum Group	2,724	68
Valley National Bancorp	1,113	15
Voya Financial, Inc.	453	28
Wells Fargo & Co.	11,394	529
Western Alliance Bancorp	268	29
White Mountains Insurance Group Ltd.	25	27
WR Berkley Corp.	77	6
Zions Bancorporation	89	5

		9,959

HEALTH CARE 11.6%
AbbVie, Inc.	1,497	161
Acadia Healthcare Co., Inc. (a)	247	16
Agilent Technologies, Inc.	169	27
Align Technology, Inc. (a)	272	181
Amgen, Inc.	769	164
AMN Healthcare Services, Inc. (a)	394	45
Anthem, Inc.	985	367
Avantor, Inc. (a)	1,396	57
Baxter International, Inc.	1,239	100
Becton Dickinson and Co.	205	50
Bio-Rad Laboratories, Inc. 'A' (a)	103	77
Bio-Techne Corp.	109	53
Biogen, Inc. (a)	196	55
Bristol-Myers Squibb Co.	3,873	229
Brookdale Senior Living, Inc. (a)	1,954	12
Bruker Corp.	652	51
Cardinal Health, Inc.	3,150	156
Catalent, Inc. (a)	206	27
Cerner Corp.	512	36
Charles River Laboratories International, Inc. (a)	139	57
Chemed Corp.	138	64
Community Health Systems, Inc. (a)	1,576	18
Cooper Cos., Inc.	152	63
CVS Health Corp.	8,896	755
Danaher Corp.	1,117	340

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2021 (Unaudited)

DaVita, Inc. (a)	935	109
Dentsply Sirona, Inc.	588	34
Edwards Lifesciences Corp. (a)	346	39
Eli Lilly & Co.	1,420	328
Encompass Health Corp.	843	63
Envista Holdings Corp. (a)	448	19
Gilead Sciences, Inc.	7,704	538
HCA Healthcare, Inc.	622	151
Henry Schein, Inc. (a)	360	27
Hill-Rom Holdings, Inc.	268	40
Humana, Inc.	186	72
IDEXX Laboratories, Inc. (a)	260	162
Illumina, Inc. (a)	81	33
Integra LifeSciences Holdings Corp. (a)	341	23
Intuitive Surgical, Inc. (a)	66	66
IQVIA Holdings, Inc. (a)	104	25
Johnson & Johnson	4,877	788
Laboratory Corp. of America Holdings (a)	150	42
Magellan Health, Inc. (a)	295	28
Masimo Corp. (a)	200	54
McKesson Corp.	1,733	346
MEDNAX, Inc. (a)	845	24
Merck & Co., Inc.	7,259	545
Mettler-Toledo International, Inc. (a)	128	176
Moderna, Inc. (a)	983	378
Molina Healthcare, Inc. (a)	308	84
Myriad Genetics, Inc. (a)	779	25
Owens & Minor, Inc.	1,291	40
Patterson Cos., Inc.	1,184	36
PerkinElmer, Inc.	311	54
Pfizer, Inc.	18,835	810
PPD, Inc. (a)	324	15
Premier, Inc. 'A'	661	26
Quest Diagnostics, Inc.	399	58
ResMed, Inc.	1,084	286
Select Medical Holdings Corp.	1,022	37
Steris PLC	181	37
Teleflex, Inc.	122	46
Tenet Healthcare Corp. (a)	1,408	94
United Therapeutics Corp. (a)	496	92
UnitedHealth Group, Inc.	525	205
Universal Health Services, Inc. 'B'	41	6
Waters Corp. (a)	105	38
West Pharmaceutical Services, Inc.	332	141
Zoetis, Inc.	213	41

		9,442

INDUSTRIALS 10.7%
3M Co.	1,275	224
AAR Corp. (a)	448	15
ABM Industries, Inc.	715	32
Acuity Brands, Inc.	401	70
AECOM (a)	1,086	69
AGCO Corp.	951	117
Allegiant Travel Co. (a)	149	29
Allison Transmission Holdings, Inc.	1,226	43
AMERCO	85	55
American Airlines Group, Inc. (a)	4,996	103
AMETEK, Inc.	129	16
AO Smith Corp.	1,234	75
Apogee Enterprises, Inc.	233	9
Applied Industrial Technologies, Inc.	200	18
Arcosa, Inc.	293	15
Armstrong World Industries, Inc.	355	34
ASGN, Inc. (a)	142	16
Atlas Air Worldwide Holdings, Inc. (a)	475	39
Avis Budget Group, Inc. (a)	2,796	326
Boeing Co. (a)	788	173
Booz Allen Hamilton Holding Corp.	1,127	89
Builders FirstSource, Inc. (a)	571	30
BWX Technologies, Inc.	449	24
CACI International, Inc. 'A' (a)	187	49
Carlisle Cos., Inc.	28	6
Carrier Global Corp.	486	25
Caterpillar, Inc.	712	137
CH Robinson Worldwide, Inc.	707	61
Cintas Corp.	144	55
Copart, Inc. (a)	1,077	149
CoreCivic, Inc. (a)	2,120	19
Covanta Holding Corp.	2,098	42
Crane Co.	408	39
CSX Corp.	3,814	113
Cummins, Inc.	304	68
Curtiss-Wright Corp.	256	32
Deere & Co.	156	52

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2021 (Unaudited)

Delta Air Lines, Inc. (a)	357	15
Deluxe Corp.	314	11
Donaldson Co., Inc.	642	37
Dover Corp.	80	12
Eaton Corp. PLC	223	33
EMCOR Group, Inc.	148	17
Emerson Electric Co.	1,438	135
Encore Wire Corp.	202	19
Equifax, Inc.	577	146
Expeditors International of Washington, Inc.	762	91
Fastenal Co.	519	27
Fluor Corp. (a)	3,445	55
FTI Consulting, Inc. (a)	383	52
GATX Corp.	216	19
Generac Holdings, Inc. (a)	680	278
General Dynamics Corp.	136	27
General Electric Co.	7,229	745
GMS, Inc. (a)	367	16
Graco, Inc.	628	44
Granite Construction, Inc.	474	19
Greenbrier Cos., Inc.	502	22
Hawaiian Holdings, Inc. (a)	1,706	37
Healthcare Services Group, Inc.	733	18
Herman Miller, Inc.	917	35
Hexcel Corp. (a)	918	55
Hillenbrand, Inc.	518	22
HNI Corp.	261	10
Honeywell International, Inc.	386	82
Howmet Aerospace, Inc.	215	7
Hub Group, Inc. 'A' (a)	311	21
Hubbell, Inc.	96	17
Huntington Ingalls Industries, Inc.	48	9
IDEX Corp.	216	45
Illinois Tool Works, Inc.	350	72
Insperity, Inc.	237	26
ITT, Inc.	403	35
Jacobs Engineering Group, Inc.	878	116
JB Hunt Transport Services, Inc.	178	30
JetBlue Airways Corp. (a)	4,282	65
Johnson Controls International PLC	398	27
Kansas City Southern	50	14
KAR Auction Services, Inc. (a)	1,633	27
KBR, Inc.	1,841	73
Knight-Swift Transportation Holdings, Inc.	1,103	56
L3Harris Technologies, Inc.	383	84
Landstar System, Inc.	304	48
Lennox International, Inc.	327	96
Lincoln Electric Holdings, Inc.	308	40
Lockheed Martin Corp.	627	216
Lyft, Inc. (a)	729	39
Macquarie Infrastructure Holdings LLC	1,700	69
ManpowerGroup, Inc.	566	61
ManTech International Corp. 'A'	181	14
Masco Corp.	157	9
Masonite International Corp. (a)	215	23
MasTec, Inc. (a)	160	14
Meritor, Inc. (a)	683	15
Middleby Corp. (a)	218	37
Moog, Inc. 'A'	146	11
MSC Industrial Direct Co., Inc. 'A'	524	42
Mueller Industries, Inc.	319	13
Neilsen Holdings PLC	960	18
Nordson Corp.	203	48
Northrop Grumman Corp.	385	139
Old Dominion Freight Line, Inc.	444	127
Oshkosh Corp.	719	74
Otis Worldwide Corp.	434	36
Owens Corning	477	41
Parker-Hannifin Corp.	71	20
Pitney Bowes, Inc.	2,674	19
Primoris Services Corp.	629	15
Quanta Services, Inc.	1,474	168
Raytheon Technologies Corp.	844	73
Regal Beloit Corp.	113	17
Republic Services, Inc.	328	39
Resideo Technologies, Inc. (a)	1,126	28
Robert Half International, Inc.	387	39
Rockwell Automation, Inc.	218	64
Rollins, Inc.	1,061	37
Rush Enterprises, Inc. 'A'	288	13
Ryder System, Inc.	982	81
Saia, Inc. (a)	73	17
Schneider National, Inc. 'B'	814	18
SkyWest, Inc. (a)	472	23
Snap-on, Inc.	29	6
Southwest Airlines Co. (a)	195	10

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2021 (Unaudited)

Spirit AeroSystems Holdings, Inc. 'A'	1,159	51
Steelcase, Inc. 'A'	769	10
Stericycle, Inc. (a)	497	34
Teledyne Technologies, Inc. (a)	94	40
Terex Corp.	1,034	44
Tetra Tech, Inc.	149	22
Textron, Inc.	125	9
Timken Co.	750	49
Toro Co.	631	61
TransDigm Group, Inc. (a)	32	20
Trinity Industries, Inc.	1,127	31
UFP Industries, Inc.	488	33
Union Pacific Corp.	1,040	204
United Airlines Holdings, Inc. (a)	438	21
United Parcel Service, Inc. 'B'	1,522	277
United Rentals, Inc. (a)	40	14
Valmont Industries, Inc.	117	27
Verisk Analytics, Inc.	598	120
Waste Connections, Inc.	231	29
Waste Management, Inc.	824	123
Watsco, Inc.	233	62
Werner Enterprises, Inc.	810	36
WESCO International, Inc. (a)	490	56
Wolfspeed, Inc. (a)	200	16
WW Grainger, Inc.	84	33
XPO Logistics, Inc. (a)	57	5
Xylem, Inc.	996	123
Zurn Water Solutions Corp.	327	21

		8,759

INFORMATION TECHNOLOGY 11.9%
Akamai Technologies, Inc. (a)	58	6
Alliance Data Systems Corp.	1,172	118
Amdocs Ltd.	492	37
Amkor Technology, Inc.	1,444	36
Amphenol Corp. 'A'	333	24
Analog Devices, Inc.	507	85
ANSYS, Inc. (a)	213	73
Apple, Inc.	3,926	556
Applied Materials, Inc.	1,946	251
Arista Networks, Inc. (a)	157	54
Arrow Electronics, Inc. (a)	690	77
Aspen Technology, Inc. (a)	151	19
Automatic Data Processing, Inc.	482	96
Avnet, Inc.	1,046	39
Belden, Inc.	326	19
Black Knight, Inc. (a)	423	30
Broadcom, Inc.	181	88
Broadridge Financial Solutions, Inc.	675	112
Brooks Automation, Inc.	204	21
Cadence Design Systems, Inc. (a)	152	23
CDK Global, Inc.	787	34
CDW Corp.	180	33
Cirrus Logic, Inc. (a)	308	25
Cisco Systems, Inc.	7,056	384
Citrix Systems, Inc.	343	37
Coherent, Inc. (a)	68	17
CommScope Holding Co., Inc. (a)	1,454	20
Conduent, Inc. (a)	1,720	11
Corning, Inc.	5,943	217
Dell Technologies, Inc. 'C' (a)	139	14
Dolby Laboratories, Inc. 'A'	550	48
Dropbox, Inc. (a)	804	24
DXC Technology Co. (a)	3,191	107
Entegris, Inc.	375	47
EPAM Systems, Inc. (a)	153	87
F5 Networks, Inc. (a)	189	38
Fair Isaac Corp. (a)	82	33
Fidelity National Information Services, Inc.	95	12
Fiserv, Inc. (a)	85	9
Flex Ltd. (a)	3,291	58
Fortinet, Inc. (a)	387	113
Gartner, Inc. (a)	324	98
Genpact Ltd.	1,426	68
Hewlett Packard Enterprise Co.	13,200	188
HP, Inc.	3,954	108
II-VI, Inc. (a)	288	17
Insight Enterprises, Inc. (a)	321	29
International Business Machines Corp.	6,670	927
Intuit, Inc.	273	147
J2 Global, Inc. (a)	191	26
Jabil, Inc.	1,168	68
Jack Henry & Associates, Inc.	623	102
Juniper Networks, Inc.	4,910	135
Keysight Technologies, Inc. (a)	511	84

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2021 (Unaudited)

KLA Corp.	319	107
Lam Research Corp.	247	141
Littelfuse, Inc.	68	19
Manhattan Associates, Inc. (a)	404	62
Mastercard, Inc. 'A'	309	107
MAXIMUS, Inc.	432	36
Microchip Technology, Inc.	150	23
Micron Technology, Inc.	629	45
Monolithic Power Systems, Inc.	120	58
Motorola Solutions, Inc.	964	224
NCR Corp. (a)	1,594	62
NetApp, Inc.	570	51
NetScout Systems, Inc. (a)	562	15
NortonLifeLock, Inc.	2,068	52
Nuance Communications, Inc. (a)	869	48
NVIDIA Corp.	1,567	325
ON Semiconductor Corp. (a)	238	11
Oracle Corp.	7,296	636
Palo Alto Networks, Inc. (a)	265	127
Paychex, Inc.	664	75
PayPal Holdings, Inc. (a)	658	171
Plexus Corp. (a)	168	15
Power Integrations, Inc.	163	16
PTC, Inc. (a)	295	35
Qorvo, Inc. (a)	61	10
QUALCOMM, Inc.	2,762	356
Sabre Corp. (a)	4,026	48
Sanmina Corp. (a)	468	18
Skyworks Solutions, Inc.	228	38
Square, Inc. (a)	1,086	260
Synaptics, Inc. (a)	390	70
SYNNEX Corp.	203	21
Teradata Corp. (a)	1,309	75
Teradyne, Inc.	1,098	120
Texas Instruments, Inc.	1,495	287
Trimble, Inc. (a)	700	58
Twilio, Inc. (a)	451	144
Tyler Technologies, Inc. (a)	50	23
VeriSign, Inc. (a)	158	32
Visa, Inc. 'A'	749	167
Vishay Intertechnology, Inc.	1,368	27
Western Digital Corp. (a)	1,994	113
Western Union Co.	1,277	26
Xerox Holdings Corp.	2,121	43
Xilinx, Inc.	413	62
Zebra Technologies Corp. 'A' (a)	149	77

		9,665

MATERIALS 4.0%
Albemarle Corp.	326	71
Alcoa Corp. (a)	3,644	178
Allegheny Technologies, Inc. (a)	1,234	20
AptarGroup, Inc.	331	39
Arconic Corp. (a)	1,122	35
Avery Dennison Corp.	696	144
Avient Corp.	517	24
Axalta Coating Systems Ltd. (a)	985	29
Ball Corp.	959	86
Berry Global Group, Inc. (a)	376	23
Boise Cascade Co.	610	33
Cabot Corp.	502	25
Carpenter Technology Corp.	455	15
Celanese Corp.	283	43
CF Industries Holdings, Inc.	119	7
Chemours Co.	1,472	43
Commercial Metals Co.	1,368	42
Compass Minerals International, Inc.	258	17
Corteva, Inc.	808	34
Crown Holdings, Inc.	1,149	116
Domtar Corp. (a)	1,113	61
Dow, Inc.	417	24
DuPont de Nemours, Inc.	292	20
Eagle Materials, Inc.	213	28
Eastman Chemical Co.	500	50
Ecolab, Inc.	203	42
Freeport-McMoRan, Inc.	3,378	110
Graphic Packaging Holding Co.	3,349	64
Greif, Inc. 'A'	225	14
Huntsman Corp.	181	5
Innospec, Inc.	160	13
International Flavors & Fragrances, Inc.	179	24
International Paper Co.	218	12
Kaiser Aluminum Corp.	152	17
Louisiana-Pacific Corp.	1,152	71
LyondellBasell Industries NV 'A'	2,481	233

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2021 (Unaudited)

Martin Marietta Materials, Inc.	34	12
Mosaic Co.	7,544	269
NewMarket Corp.	55	19
Newmont Corp.	641	35
Nucor Corp.	1,024	101
O-I Glass, Inc. (a)	1,537	22
Olin Corp.	2,029	98
Packaging Corp. of America	52	7
PPG Industries, Inc.	456	65
Reliance Steel & Aluminum Co.	552	79
RPM International, Inc.	703	55
Scotts Miracle-Gro Co.	614	90
Sealed Air Corp.	1,263	69
Sensient Technologies Corp.	305	28
Sherwin-Williams Co.	262	73
Silgan Holdings, Inc.	491	19
Sonoco Products Co.	572	34
Steel Dynamics, Inc.	849	50
Trinseo S.A.	479	26
United States Steel Corp.	3,751	82
Vulcan Materials Co.	74	12
Warrior Met Coal, Inc.	1,224	28
WestRock Co.	2,570	128
Worthington Industries, Inc.	337	18

		3,231

REAL ESTATE 0.1%
CBRE Group, Inc. 'A' (a)	180	18
Jones Lang LaSalle, Inc.	28	7
Realogy Holdings Corp. (a)	2,287	40

		65

UTILITIES 1.0%
AES Corp.	6,871	157
Avangrid, Inc.	44	2
Avista Corp.	422	17
CenterPoint Energy, Inc.	324	8
DTE Energy Co.	107	12
Duke Energy Corp.	430	42
Entergy Corp.	327	33
Evergy, Inc.	126	8
Exelon Corp.	6,854	331
FirstEnergy Corp.	304	11
Hawaiian Electric Industries, Inc.	574	23
MDU Resources Group, Inc.	1,127	34
National Fuel Gas Co.	538	28
NRG Energy, Inc.	377	15
Public Service Enterprise Group, Inc.	282	17
Southern Co.	593	37
UGI Corp.	116	5
Vistra Corp.	3,171	54

		834

Total United States		76,472

Total Common Stocks (Cost $68,103)		77,155

REAL ESTATE INVESTMENT TRUSTS 4.6%
UNITED STATES 4.6%
FINANCIALS 0.5%
AGNC Investment Corp.	1,896	30
Annaly Capital Management, Inc.	4,779	40
Apollo Commercial Real Estate Finance, Inc.	1,239	19
Blackstone Mortgage Trust, Inc. 'A'	1,318	40
Chimera Investment Corp.	3,026	45
Invesco Mortgage Capital, Inc.	6,688	21
Ladder Capital Corp.	931	10
MFA Financial, Inc.	4,916	23
New Residential Investment Corp.	2,935	32
New York Mortgage Trust, Inc.	4,425	19
PennyMac Mortgage Investment Trust	1,237	24
Redwood Trust, Inc.	1,698	22
Starwood Property Trust, Inc.	2,754	67
Two Harbors Investment Corp.	7,139	45

		437

REAL ESTATE 4.1%
Acadia Realty Trust	810	17
Alexandria Real Estate Equities, Inc.	84	16

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2021 (Unaudited)

American Campus Communities, Inc.	615	30
American Homes 4 Rent 'A'	1,131	43
American Tower Corp.	232	62
Apple Hospitality REIT, Inc.	2,746	43
AvalonBay Communities, Inc.	78	17
Boston Properties, Inc.	80	9
Brandywine Realty Trust	2,500	34
Brixmor Property Group, Inc.	825	18
Camden Property Trust	854	126
Columbia Property Trust, Inc.	1,065	20
Corporate Office Properties Trust	1,055	28
Cousins Properties, Inc.	782	29
Crown Castle International Corp.	372	64
CubeSmart	1,531	74
CyrusOne, Inc.	453	35
DiamondRock Hospitality Co. (a)	2,487	23
Digital Realty Trust, Inc.	203	29
DigitalBridge Group, Inc. (a)	4,215	25
Douglas Emmett, Inc.	1,117	35
Duke Realty Corp.	1,725	83
EastGroup Properties, Inc.	121	20
Empire State Realty Trust, Inc. 'A'	2,072	21
EPR Properties	356	18
Equinix, Inc.	61	48
Equity Commonwealth (a)	1,130	29
Equity LifeStyle Properties, Inc.	489	38
Equity Residential	206	17
Essex Property Trust, Inc.	36	11
Extra Space Storage, Inc.	833	140
Federal Realty Investment Trust	646	76
First Industrial Realty Trust, Inc.	533	28
Gaming and Leisure Properties, Inc.	1,208	56
GEO Group, Inc.	2,723	20
Healthcare Realty Trust, Inc.	841	25
Healthcare Trust of America, Inc. 'A'	1,494	44
Highwoods Properties, Inc.	927	41
Host Hotels & Resorts, Inc. (a)	2,270	37
Hudson Pacific Properties, Inc.	616	16
Invitation Homes, Inc.	2,504	96
Iron Mountain, Inc.	579	25
Kilroy Realty Corp.	764	51
Kimco Realty Corp.	2,924	61
Kite Realty Group Trust	1,118	23
Lamar Advertising Co. 'A'	538	61
Lexington Realty Trust	2,264	29
Life Storage, Inc.	624	72
Macerich Co.	3,538	59
Mack-Cali Realty Corp. (a)	964	16
Medical Properties Trust, Inc.	1,973	40
MGM Growth Properties LLC	364	14
Mid-America Apartment Communities, Inc.	64	12
Omega Healthcare Investors, Inc.	796	24
Outfront Media, Inc.	1,408	35
Paramount Group, Inc.	2,395	22
Park Hotels & Resorts, Inc. (a)	3,305	63
Physicians Realty Trust	1,319	23
Piedmont Office Realty Trust, Inc. 'A'	932	16
Prologis, Inc.	341	43
PS Business Parks, Inc.	135	21
Public Storage	337	100
Rayonier, Inc.	1,149	41
Regency Centers Corp.	1,421	96
Retail Properties of America, Inc. 'A'	2,459	32
RLJ Lodging Trust	1,540	23
Ryman Hospitality Properties, Inc. (a)	480	40
SBA Communications Corp.	92	30
Service Properties Trust	2,037	23
Simon Property Group, Inc.	584	76
SITE Centers Corp.	2,928	45
SL Green Realty Corp.	468	33
STAG Industrial, Inc.	516	20
STORE Capital Corp.	582	19
Sun Communities, Inc.	341	63
Sunstone Hotel Investors, Inc. (a)	2,902	35
Tanger Factory Outlet Centers, Inc.	1,511	25
UDR, Inc.	2,265	120
Ventas, Inc.	212	12
VEREIT, Inc.	127	6
VICI Properties, Inc.	1,264	36
Washington Real Estate Investment Trust	838	21
Welltower, Inc.	236	19
WP Carey, Inc.	1,130	83

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2021 (Unaudited)

Xenia Hotels & Resorts, Inc. (a)	864	15

		3,364

Total Real Estate Investment Trusts (Cost $3,387)		3,801

SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (e) 0.6%		481

Total Short-Term Instruments (Cost $481)		481

Total Investments in Securities (Cost $71,971)		81,437

	SHARES
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
MUTUAL FUNDS 0.2%
PIMCO Government Money Market Fund 0.060% (b)(c)(d)	171,226	171

Total Short-Term Instruments (Cost $171)		171

Total Investments in Affiliates (Cost $171)		171

Total Investments 100.1% (Cost $72,142)		$81,608
Other Assets and Liabilities, net (0.1)%		(115)

Net Assets 100.0%		$81,493

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $168 were out on loan in exchange for $171 of cash collateral as of September 30, 2021.
(d)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	09/30/2021	10/01/2021	$481	U.S. Treasury Notes 1.250% due 06/30/2028		$(490)	$481	$481

Total Repurchase Agreements							$(490)	$481	$481

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2021

Investments in Securities, at Value
Common Stocks
Ireland
	Information Technology				$136	$0	$0	$136
Switzerland
	Financials				162	0	0	162
United Kingdom
	Communication Services				35	0	0	35
	Consumer Discretionary				4	0	0	4
	Consumer Staples				50	0	0	50
	Energy				34	0	0	34
	Financials				57	0	0	57
	Industrials				200	0	0	200
	Materials				5	0	0	5
United States
	Communication Services				4,749	0	0	4,749
	Consumer Discretionary				13,981	0	0	13,981
	Consumer Staples				8,431	0	0	8,431
	Energy				7,356	0	0	7,356
	Financials				9,959	0	0	9,959
	Health Care				9,442	0	0	9,442
	Industrials				8,759	0	0	8,759
	Information Technology				9,665	0	0	9,665
	Materials				3,231	0	0	3,231
	Real Estate				65	0	0	65
	Utilities				834	0	0	834
Real Estate Investment Trusts
United States
	Financials				437	0	0	437
	Real Estate				3,364	0	0	3,364
Short-Term Instruments
Repurchase Agreements					0	481	0	481

					$80,956	$481	$0	$81,437
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds					171	0	0	171

Total Investments					$81,127	$481	$0	$81,608

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

Schedule of Investments PIMCO RAFI ESG U.S. Exchange-Traded Fund	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.3% ¤
COMMON STOCKS 97.5%
IRELAND 0.7%
INFORMATION TECHNOLOGY 0.7%
Accenture PLC 'A'	449	$143

Total Ireland		143

SWITZERLAND 0.2%
FINANCIALS 0.2%
Chubb Ltd.	213	37

Total Switzerland		37

UNITED KINGDOM 1.1%
COMMUNICATION SERVICES 0.1%
Liberty Global PLC (a)	893	26

CONSUMER DISCRETIONARY 0.0%
Capri Holdings Ltd. (a)	135	7

CONSUMER STAPLES 0.1%
Coca-Cola Europacific Partners PLC	297	17

MATERIALS 0.9%
Amcor PLC	413	5
Linde PLC	585	171

		176

Total United Kingdom		226

UNITED STATES 95.5%
COMMUNICATION SERVICES 7.0%
AT&T, Inc.	19,617	530
Comcast Corp. 'A'	2,938	164
Discovery, Inc. 'A' (a)	87	2
Electronic Arts, Inc.	185	26
Lumen Technologies, Inc.	4,000	50
News Corp. 'A'	431	10
Omnicom Group, Inc.	356	26
T-Mobile US, Inc. (a)	110	14
Twitter, Inc. (a)	44	3
Verizon Communications, Inc.	8,874	479
ViacomCBS, Inc. 'B'	142	6
Walt Disney Co.	699	118

		1,428

CONSUMER DISCRETIONARY 10.9%
Adient PLC (a)	205	8
Advance Auto Parts, Inc.	68	14
Amazon.com, Inc. (a)	19	62
Aramark	90	3
Bath & Body Works, Inc.	124	8
Bed Bath & Beyond, Inc. (a)	392	7
Best Buy Co., Inc.	544	58
Booking Holdings, Inc. (a)	8	19
BorgWarner, Inc.	493	21
Carnival Corp. (a)	2,382	60
Darden Restaurants, Inc.	33	5
Dollar General Corp.	59	13
eBay, Inc.	1,371	96
Foot Locker, Inc.	108	5
Ford Motor Co. (a)	18,653	264

Schedule of Investments PIMCO RAFI ESG U.S. Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

Gap, Inc.	372	8
General Motors Co. (a)	5,480	289
Genuine Parts Co.	94	11
Goodyear Tire & Rubber Co. (a)	2,142	38
Hasbro, Inc.	44	4
Hilton Worldwide Holdings, Inc. (a)	219	29
Home Depot, Inc.	794	261
Kohl's Corp.	894	42
Lear Corp.	78	12
Lowe's Cos., Inc.	752	153
Macy's, Inc.	2,627	59
Marriott International, Inc. 'A' (a)	240	36
McDonald's Corp.	337	81
Newell Brands, Inc.	550	12
NIKE, Inc. 'B'	351	51
Nordstrom, Inc. (a)	347	9
O'Reilly Automotive, Inc. (a)	27	16
PVH Corp. (a)	198	20
Qurate Retail, Inc.	391	4
Ralph Lauren Corp.	103	11
Ross Stores, Inc.	60	7
Starbucks Corp.	1,101	121
Tapestry, Inc.	368	14
Target Corp.	769	176
Tesla, Inc. (a)	10	8
TJX Cos., Inc.	368	24
Tractor Supply Co.	27	5
VF Corp.	438	29
Victoria's Secret & Co. (a)	65	4
Whirlpool Corp.	68	14
Yum! Brands, Inc.	195	24

		2,215

CONSUMER STAPLES 8.2%
Archer-Daniels-Midland Co.	1,671	100
Brown-Forman Corp. 'B'	33	2
Bunge Ltd.	256	21
Campbell Soup Co.	251	11
Clorox Co.	121	20
Coca-Cola Co.	4,067	213
Colgate-Palmolive Co.	910	69
Conagra Brands, Inc.	425	14
Constellation Brands, Inc. 'A'	21	5
Estee Lauder Cos., Inc. 'A'	110	33
General Mills, Inc.	984	59
Hershey Co.	105	18
Hormel Foods Corp.	224	9
Ingredion, Inc.	171	15
JM Smucker Co.	181	22
Kellogg Co.	441	28
Keurig Dr Pepper, Inc.	293	10
Kimberly-Clark Corp.	371	49
Kraft Heinz Co.	1,286	47
Kroger Co.	770	31
Molson Coors Brewing Co. 'B'	593	28
Mondelez International, Inc. 'A'	1,134	66
PepsiCo, Inc.	1,664	250
Procter & Gamble Co.	3,004	420
Sysco Corp.	614	48
Walgreens Boots Alliance, Inc.	1,777	84

		1,672

FINANCIALS 20.2%
Aflac, Inc.	1,207	63
Allstate Corp.	672	86
American Express Co.	862	144
Ameriprise Financial, Inc.	227	60
Aon PLC 'A'	40	11
Bank of America Corp.	14,830	630
Bank of New York Mellon Corp.	2,455	127
BlackRock, Inc.	50	42
Capital One Financial Corp.	611	99
Charles Schwab Corp.	170	12
Citigroup, Inc.	4,169	293
CME Group, Inc.	50	10
Comerica, Inc.	199	16
Equitable Holdings, Inc.	194	6
Fifth Third Bancorp	543	23
Goldman Sachs Group, Inc.	660	249
Hartford Financial Services Group, Inc.	722	51
Huntington Bancshares, Inc.	907	14
Intercontinental Exchange, Inc.	82	9
JPMorgan Chase & Co.	2,244	367
KeyCorp.	917	20

Schedule of Investments PIMCO RAFI ESG U.S. Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

Lincoln National Corp.	564	39
Marsh & McLennan Cos., Inc.	83	13
MetLife, Inc.	782	48
Moody's Corp.	75	27
Morgan Stanley	1,614	157
Nasdaq, Inc.	16	3
Northern Trust Corp.	142	15
PNC Financial Services Group, Inc.	798	156
Principal Financial Group, Inc.	491	32
Prudential Financial, Inc.	1,262	133
Regions Financial Corp.	1,033	22
S&P Global, Inc.	127	54
State Street Corp.	311	26
Synchrony Financial	847	41
T Rowe Price Group, Inc.	46	9
Travelers Cos., Inc.	294	45
Truist Financial Corp.	401	23
U.S. Bancorp	2,165	129
Voya Financial, Inc.	123	8
Wells Fargo & Co.	16,981	788

		4,100

HEALTH CARE 16.7%
Abbott Laboratories	1,147	136
AbbVie, Inc.	1,917	207
Agilent Technologies, Inc.	182	29
AmerisourceBergen Corp.	160	19
Amgen, Inc.	980	208
Anthem, Inc.	487	182
Baxter International, Inc.	686	55
Becton Dickinson and Co.	202	50
Biogen, Inc. (a)	260	74
Boston Scientific Corp. (a)	133	6
Bristol-Myers Squibb Co.	423	25
Cardinal Health, Inc.	1,242	61
Cerner Corp.	72	5
Cigna Corp.	364	73
Danaher Corp.	53	16
DaVita, Inc. (a)	182	21
Dentsply Sirona, Inc.	114	7
Edwards Lifesciences Corp. (a)	145	16
Eli Lilly & Co.	511	118
Gilead Sciences, Inc.	3,661	256
Humana, Inc.	140	54
Illumina, Inc. (a)	31	13
IQVIA Holdings, Inc. (a)	31	7
Johnson & Johnson	3,864	624
Laboratory Corp. of America Holdings (a)	50	14
McKesson Corp.	540	108
Merck & Co., Inc.	5,119	384
Organon & Co.	349	11
Pfizer, Inc.	5,627	242
Quest Diagnostics, Inc.	186	27
Regeneron Pharmaceuticals, Inc. (a)	8	5
Stryker Corp.	95	25
UnitedHealth Group, Inc.	789	308
Universal Health Services, Inc. 'B'	39	5
Waters Corp. (a)	24	9
Zimmer Biomet Holdings, Inc.	33	5

		3,405

INDUSTRIALS 4.6%
3M Co.	998	175
Alaska Air Group, Inc. (a)	82	5
American Airlines Group, Inc. (a)	2,721	56
Cummins, Inc.	187	42
Dover Corp.	100	16
Eaton Corp. PLC	231	34
Emerson Electric Co.	442	42
Expeditors International of Washington, Inc.	47	6
Fastenal Co.	72	4
FedEx Corp.	80	18
Illinois Tool Works, Inc.	311	64
JetBlue Airways Corp. (a)	793	12
Johnson Controls International PLC	1,419	97
ManpowerGroup, Inc.	296	32
Neilsen Holdings PLC	1,195	23
Owens Corning	181	15
Parker-Hannifin Corp.	49	14
Republic Services, Inc.	164	20
Rockwell Automation, Inc.	110	32
Stanley Black & Decker, Inc.	133	23
United Airlines Holdings, Inc. (a)	135	6
United Parcel Service, Inc. 'B'	496	90

Schedule of Investments PIMCO RAFI ESG U.S. Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

United Rentals, Inc. (a)	60	21
Waste Management, Inc.	442	66
WW Grainger, Inc.	72	28

		941

INFORMATION TECHNOLOGY 24.6%
Adobe, Inc. (a)	100	58
Alliance Data Systems Corp.	250	25
Amdocs Ltd.	229	17
Analog Devices, Inc.	338	57
Apple, Inc.	3,796	537
Applied Materials, Inc.	942	121
Arrow Electronics, Inc. (a)	96	11
Automatic Data Processing, Inc.	275	55
Avnet, Inc.	546	20
Cadence Design Systems, Inc. (a)	72	11
CDW Corp.	99	18
Cisco Systems, Inc.	10,102	550
Citrix Systems, Inc.	142	15
Cognizant Technology Solutions Corp. 'A'	360	27
Corning, Inc.	736	27
Dell Technologies, Inc. 'C' (a)	161	17
DXC Technology Co. (a)	571	19
F5 Networks, Inc. (a)	31	6
Fidelity National Information Services, Inc.	59	7
Flex Ltd. (a)	1,033	18
Hewlett Packard Enterprise Co.	3,184	45
HP, Inc.	3,230	88
Intel Corp.	11,886	633
Intuit, Inc.	69	37
Jabil, Inc.	144	8
Juniper Networks, Inc.	1,226	34
Lam Research Corp.	89	51
Mastercard, Inc. 'A'	265	92
Micron Technology, Inc.	1,556	111
Microsoft Corp.	3,775	1,064
Motorola Solutions, Inc.	80	19
NetApp, Inc.	286	26
NortonLifeLock, Inc.	1,286	33
NVIDIA Corp.	373	77
ON Semiconductor Corp. (a)	299	14
Oracle Corp.	3,676	320
Paychex, Inc.	53	6
PayPal Holdings, Inc. (a)	239	62
QUALCOMM, Inc.	1,380	178
Seagate Technology Holdings PLC	396	33
Skyworks Solutions, Inc.	74	12
Synopsys, Inc. (a)	26	8
Texas Instruments, Inc.	849	163
Visa, Inc. 'A'	708	158
Western Digital Corp. (a)	929	52
Western Union Co.	379	8
Xerox Holdings Corp.	1,184	24
Xilinx, Inc.	155	23

		4,995

MATERIALS 2.4%
Air Products & Chemicals, Inc.	199	51
Celanese Corp.	109	16
CF Industries Holdings, Inc.	413	23
Dow, Inc.	936	54
DuPont de Nemours, Inc.	481	33
Eastman Chemical Co.	286	29
Ecolab, Inc.	221	46
Freeport-McMoRan, Inc.	553	18
International Flavors & Fragrances, Inc.	84	11
International Paper Co.	919	51
LyondellBasell Industries NV 'A'	410	39
Mosaic Co.	610	22
Newmont Corp.	144	8
Nucor Corp.	162	16
Packaging Corp. of America	54	7
PPG Industries, Inc.	158	23
Sherwin-Williams Co.	101	28
Vulcan Materials Co.	40	7
WestRock Co.	185	9

		491

REAL ESTATE 0.2%
CBRE Group, Inc. 'A' (a)	327	32

Schedule of Investments PIMCO RAFI ESG U.S. Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

Jones Lang LaSalle, Inc.	25	6

		38

UTILITIES 0.7%
American Water Works Co., Inc.	141	24
Consolidated Edison, Inc.	356	26
Edison International	170	9
Eversource Energy	245	20
Exelon Corp.	1,424	69

		148

Total United States		19,433

Total Common Stocks (Cost $18,295)		19,839

REAL ESTATE INVESTMENT TRUSTS 1.8%
UNITED STATES 1.8%
REAL ESTATE 1.8%
American Tower Corp.	51	14
AvalonBay Communities, Inc.	48	11
Digital Realty Trust, Inc.	93	13
Equinix, Inc.	38	30
Equity Residential	327	27
Essex Property Trust, Inc.	23	7
Healthpeak Properties, Inc.	635	21
Host Hotels & Resorts, Inc. (a)	2,586	42
Iron Mountain, Inc.	504	22
Park Hotels & Resorts, Inc. (a)	194	4
Prologis, Inc.	263	33
Simon Property Group, Inc.	163	21
Ventas, Inc.	704	39
Welltower, Inc.	623	51
Weyerhaeuser Co.	1,100	39

		374

Total Real Estate Investment Trusts (Cost $348)		374

Total Investments in Securities (Cost $18,643)		20,213

Total Investments 99.3% (Cost $18,643)		$20,213
Other Assets and Liabilities, net 0.7%		137

Net Assets 100.0%		$20,350

Schedule of Investments PIMCO RAFI ESG U.S. Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 09/30/2021

Investments in Securities, at Value
Common Stocks
Ireland
	Information Technology	$143	$0	$0	$143
Switzerland
	Financials	37	0	0	37
United Kingdom
	Communication Services	26	0	0	26
	Consumer Discretionary	7	0	0	7
	Consumer Staples	17	0	0	17
	Materials	176	0	0	176
United States
	Communication Services	1,428	0	0	1,428
	Consumer Discretionary	2,215	0	0	2,215
	Consumer Staples	1,672	0	0	1,672
	Financials	4,100	0	0	4,100
	Health Care	3,405	0	0	3,405
	Industrials	941	0	0	941
	Information Technology	4,995	0	0	4,995
	Materials	491	0	0	491
	Real Estate	38	0	0	38
	Utilities	148	0	0	148
Real Estate Investment Trusts
United States
	Real Estate	374	0	0	374

Total Investments		$20,213	$0	$0	$20,213

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

Schedule of Investments PIMCO REALPATH® Blend 2025 Fund	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 50.9% ¤
MUTUAL FUNDS 50.6%
Vanguard Developed Markets Index Fund 'Institutional'	2,362,056	$38,336
Vanguard Emerging Markets Stock Index Fund 'Institutional'	536,431	16,957
Vanguard Institutional Index Fund 'Institutional'	168,469	63,395
Vanguard Small-Cap Index Fund 'Institutional'	103,030	10,801

Total Mutual Funds (Cost $103,167)		129,489

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (d) 0.2%		585

U.S. TREASURY BILLS 0.1%
0.047% due 03/24/2022 (a)(b)(g)	$331	331

Total Short-Term Instruments (Cost $916)		916

Total Investments in Securities (Cost $104,083)		130,405

	SHARES
INVESTMENTS IN AFFILIATES 49.2%
MUTUAL FUNDS (c) 45.9%
PIMCO Emerging Markets Local Currency and Bond Fund	1,674,008	10,596
PIMCO High Yield Fund	443,675	4,029
PIMCO Income Fund	2,475,424	29,804
PIMCO International Bond Fund (U.S. Dollar-Hedged)	242,227	2,621
PIMCO Long-Term Real Return Fund	2,293,839	17,777
PIMCO Long-Term U.S. Government Fund	3,540,877	19,581
PIMCO Real Return Fund	786,014	9,605
PIMCO Total Return Fund	2,222,439	23,025

Total Mutual Funds (Cost $117,560)		117,038

SHORT-TERM INSTRUMENTS 3.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.3%
PIMCO Short-Term Floating NAV Portfolio III	844,662	8,330

Total Short-Term Instruments (Cost $8,320)		8,330

Total Investments in Affiliates (Cost $125,880)		125,368

Total Investments 100.1% (Cost $229,963)		$255,773
Financial Derivative Instruments (e)(f) 0.3%(Cost or Premiums, net $1,207)		732
Other Assets and Liabilities, net (0.4)%		(952)

Net Assets 100.0%		$255,553

Schedule of Investments PIMCO REALPATH® Blend 2025 Fund (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	09/30/2021	10/01/2021	$585	U.S. Treasury Notes 0.125% due 12/31/2022	$(597)	$585	$585

Total Repurchase Agreements	$(597)	$585	$585

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - CBOE S&P 500	2,575.000	12/17/2021	19	$2	$136	$7
Put - CBOE S&P 500	2,825.000	12/17/2021	19	2	196	12
Put - CBOE S&P 500	2,975.000	03/18/2022	39	4	422	117
Put - CBOE S&P 500	3,000.000	06/17/2022	45	5	325	251
Put - CBOE S&P 500	3,100.000	09/16/2022	21	2	166	190
Put - CBOE S&P 500	3,425.000	09/16/2022	22	2	259	298

Total Purchased Options	$1,504	$875

WRITTEN OPTIONS:
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE S&P 500	2,150.000	12/17/2021	19	$2	$(64)	$(3)
Put - CBOE S&P 500	2,250.000	03/18/2022	39	4	(144)	(34)
Put - CBOE S&P 500	2,600.000	09/16/2022	22	2	(89)	(101)

Total Written Options	$(297)	$(138)

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	FNRETR Index	197	0.443% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/23/2022	$4,499	$0	$(2)	$0	$(2)
Receive	FNRETR Index	270	0.474% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/24/2022	6,165	0	(3)	0	(3)

Total Swap Agreements	$0	$(5)	$0	$(5)

(g)

Securities with an aggregate market value of $331 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2021.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Schedule of Investments PIMCO REALPATH® Blend 2025 Fund (Cont.)	September 30, 2021 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021

Investments in Securities, at Value
Mutual Funds	$129,489	$0	$0	$129,489
Short-Term Instruments
Repurchase Agreements	0	585	0	585
U.S. Treasury Bills	0	331	0	331

	$129,489	$916	$0	$130,405
Investments in Affiliates, at Value
Mutual Funds	117,038	0	0	117,038
Short-Term Instruments
Central Funds Used for Cash Management Purposes	8,330	0	0	8,330

	$125,368	$0	$0	$125,368

Total Investments	$254,857	$916	$0	$255,773

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$875	$0	$875

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(138)	0	(138)
Over the counter	0	(5)	0	(5)

	$0	$(143)	$0	$(143)

Total Financial Derivative Instruments	$0	$732	$0	$732

Totals	$254,857	$1,648	$0	$256,505

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

Schedule of Investments PIMCO REALPATH® Blend 2030 Fund	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 61.2% ¤
MUTUAL FUNDS 60.8%
Vanguard Developed Markets Index Fund 'Institutional'	3,043,070	$49,389
Vanguard Emerging Markets Stock Index Fund 'Institutional'	687,149	21,721
Vanguard Institutional Index Fund 'Institutional'	225,616	84,898
Vanguard Small-Cap Index Fund 'Institutional'	135,614	14,218

Total Mutual Funds (Cost $134,618)		170,226

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (d) 0.2%		655

U.S. TREASURY BILLS 0.2%
0.047% due 03/24/2022 (a)(b)(g)	$371	371

Total Short-Term Instruments (Cost $1,026)		1,026

Total Investments in Securities (Cost $135,644)		171,252

	SHARES
INVESTMENTS IN AFFILIATES 38.7%
MUTUAL FUNDS (c) 35.3%
PIMCO Emerging Markets Local Currency and Bond Fund	1,584,491	10,030
PIMCO High Yield Fund	412,123	3,742
PIMCO Income Fund	1,889,751	22,753
PIMCO International Bond Fund (U.S. Dollar-Hedged)	159,209	1,723
PIMCO Long-Term Real Return Fund	1,792,542	13,892
PIMCO Long-Term U.S. Government Fund	4,471,129	24,725
PIMCO Real Return Fund	527,535	6,446
PIMCO Total Return Fund	1,495,999	15,499

Total Mutual Funds (Cost $98,569)		98,810

SHORT-TERM INSTRUMENTS 3.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.4%
PIMCO Short-Term Floating NAV Portfolio III	972,822	9,594

Total Short-Term Instruments (Cost $9,588)		9,594

Total Investments in Affiliates (Cost $108,157)		108,404

Total Investments 99.9% (Cost $243,801)		$279,656
Financial Derivative Instruments (e)(f) 0.3%(Cost or Premiums, net $1,352)		809
Other Assets and Liabilities, net (0.2)%		(417)

Net Assets 100.0%		$280,048

Schedule of Investments PIMCO REALPATH® Blend 2030 Fund (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	09/30/2021	10/01/2021	$655	U.S. Treasury Notes 1.625% due 12/15/2022	$(668)	$655	$655

Total Repurchase Agreements	$(668)	$655	$655

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - CBOE S&P 500	2,575.000	12/17/2021	22	$2	$157	$8
Put - CBOE S&P 500	2,825.000	12/17/2021	22	2	227	14
Put - CBOE S&P 500	2,975.000	03/18/2022	44	4	476	132
Put - CBOE S&P 500	3,000.000	06/17/2022	50	5	361	279
Put - CBOE S&P 500	3,100.000	09/16/2022	23	2	182	208
Put - CBOE S&P 500	3,425.000	09/16/2022	24	2	283	325

Total Purchased Options	$1,686	$966

WRITTEN OPTIONS:
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE S&P 500	2,150.000	12/17/2021	22	$2	$(74)	$(4)
Put - CBOE S&P 500	2,250.000	03/18/2022	44	4	(163)	(38)
Put - CBOE S&P 500	2,600.000	09/16/2022	24	2	(97)	(110)

Total Written Options	$(334)	$(152)

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	FNRETR Index	224	0.443% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/23/2022	$5,115	$0	$(2)	$0	$(2)
Receive	FNRETR Index	296	0.474% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/24/2022	6,759	0	(3)	0	(3)

Total Swap Agreements	$0	$(5)	$0	$(5)

(g)

Securities with an aggregate market value of $371 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2021.

Schedule of Investments PIMCO REALPATH® Blend 2030 Fund (Cont.)	September 30, 2021 (Unaudited)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021

Investments in Securities, at Value
Mutual Funds	$170,226	$0	$0	$170,226
Short-Term Instruments
Repurchase Agreements	0	655	0	655
U.S. Treasury Bills	0	371	0	371

	$170,226	$1,026	$0	$171,252
Investments in Affiliates, at Value
Mutual Funds	98,810	0	0	98,810
Short-Term Instruments
Central Funds Used for Cash Management Purposes	9,594	0	0	9,594

	$108,404	$0	$0	$108,404

Total Investments	$278,630	$1,026	$0	$279,656

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$966	$0	$966

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(152)	0	(152)
Over the counter	0	(5)	0	(5)

	$0	$(157)	$0	$(157)

Total Financial Derivative Instruments	$0	$809	$0	$809

Totals	$278,630	$1,835	$0	$280,465

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

Schedule of Investments PIMCO REALPATH® Blend 2035 Fund	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 68.7% ¤
MUTUAL FUNDS 68.3%
Vanguard Developed Markets Index Fund 'Institutional'	2,896,351	$47,008
Vanguard Emerging Markets Stock Index Fund 'Institutional'	608,366	19,230
Vanguard Institutional Index Fund 'Institutional'	210,147	79,078
Vanguard Small-Cap Index Fund 'Institutional'	123,044	12,900

Total Mutual Funds (Cost $125,472)		158,216

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (d) 0.3%		680

U.S. TREASURY BILLS 0.1%
0.047% due 03/24/2022 (a)(b)(f)	$311	311

Total Short-Term Instruments (Cost $991)		991

Total Investments in Securities (Cost $126,463)		159,207

	SHARES
INVESTMENTS IN AFFILIATES 31.4%
MUTUAL FUNDS (c) 26.0%
PIMCO Emerging Markets Local Currency and Bond Fund	1,137,630	7,201
PIMCO High Yield Fund	191,882	1,742
PIMCO Income Fund	1,154,116	13,896
PIMCO International Bond Fund (U.S. Dollar-Hedged)	95,258	1,031
PIMCO Long-Term Real Return Fund	953,266	7,388
PIMCO Long-Term U.S. Government Fund	2,985,848	16,512
PIMCO Real Return Fund	295,542	3,611
PIMCO Total Return Fund	850,456	8,811

Total Mutual Funds (Cost $59,483)		60,192

SHORT-TERM INSTRUMENTS 5.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.4%
PIMCO Short-Term Floating NAV Portfolio III	1,275,354	12,577

Total Short-Term Instruments (Cost $12,575)		12,577

Total Investments in Affiliates (Cost $72,058)		72,769

Total Investments 100.1% (Cost $198,521)		$231,976
Financial Derivative Instruments (e)(0.0)%(Cost or Premiums, net $0)		(4)
Other Assets and Liabilities, net (0.1)%		(328)

Net Assets 100.0%		$231,644

Schedule of Investments PIMCO REALPATH® Blend 2035 Fund (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)		Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	09/30/2021	10/01/2021	$680	U.S. Treasury Notes 0.125% due 12/31/2022			$(694)		$680	$680

Total Repurchase Agreements								$(694)		$680	$680

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	FNRETR Index	200	0.443% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/23/2022	$4,567	$0	$(2)	$0	$(2)
	Receive	FNRETR Index	233	0.474% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/24/2022	5,321	0	(2)	0	(2)

Total Swap Agreements								$0	$(4)	$0	$(4)

(f)

Securities with an aggregate market value of $311 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2021.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1			Level 2	Level 3	Fair Value at 09/30/2021

Investments in Securities, at Value
Mutual Funds						$158,216	$0	$0		$158,216
Short-Term Instruments
Repurchase Agreements						0	680	0		680
U.S. Treasury Bills						0	311	0		311

						$158,216	$991	$0		$159,207
Investments in Affiliates, at Value
Mutual Funds						60,192	0	0		60,192
Short-Term Instruments
Central Funds Used for Cash Management Purposes						12,577	0	0		12,577

						$72,769	$0	$0		$72,769

Total Investments						$230,985	$991	$0		$231,976

Financial Derivative Instruments - Liabilities
Over the counter						$0	$(4)	$0		$(4)

Total Financial Derivative Instruments						$0	$(4)	$0		$(4)

Totals						$230,985	$987	$0		$231,972

Schedule of Investments PIMCO REALPATH® Blend 2035 Fund (Cont.)	September 30, 2021 (Unaudited)

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

Schedule of Investments PIMCO REALPATH® Blend 2040 Fund	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 77.0% ¤
MUTUAL FUNDS 76.6%
Vanguard Developed Markets Index Fund 'Institutional'	3,667,295	$59,520
Vanguard Emerging Markets Stock Index Fund 'Institutional'	636,690	20,126
Vanguard Institutional Index Fund 'Institutional'	242,546	91,270
Vanguard Small-Cap Index Fund 'Institutional'	142,781	14,969

Total Mutual Funds (Cost $146,581)		185,885

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (d) 0.3%		732

U.S. TREASURY BILLS 0.1%
0.047% due 03/24/2022 (a)(b)(f)	$341	341

Total Short-Term Instruments (Cost $1,073)		1,073

Total Investments in Securities (Cost $147,654)		186,958

	SHARES
INVESTMENTS IN AFFILIATES 23.1%
MUTUAL FUNDS (c) 18.3%
PIMCO Emerging Markets Local Currency and Bond Fund	811,918	5,139
PIMCO Income Fund	841,978	10,137
PIMCO International Bond Fund (U.S. Dollar-Hedged)	65,486	709
PIMCO Long-Term Real Return Fund	738,588	5,724
PIMCO Long-Term U.S. Government Fund	2,393,278	13,235
PIMCO Real Return Fund	230,051	2,811
PIMCO Total Return Fund	664,163	6,881

Total Mutual Funds (Cost $43,824)		44,636

SHORT-TERM INSTRUMENTS 4.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.8%
PIMCO Short-Term Floating NAV Portfolio III	1,187,488	11,711

Total Short-Term Instruments (Cost $11,709)		11,711

Total Investments in Affiliates (Cost $55,534)		56,347

Total Investments 100.1% (Cost $203,187)		$243,305
Financial Derivative Instruments (e) (0.0)%(Cost or Premiums, net $0)		(5)
Other Assets and Liabilities, net (0.1)%		(281)

Net Assets 100.0%		$243,019

Schedule of Investments PIMCO REALPATH® Blend 2040 Fund (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)		Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	09/30/2021	10/01/2021	$732	U.S. Treasury Notes 0.125% due 12/31/2022			$(747)		$732	$732

Total Repurchase Agreements								$(747)		$732	$732

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	FNRETR Index	210	0.443% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/23/2022	$4,796	$0	$(2)	$0	$(2)
	Receive	FNRETR Index	260	0.474% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/24/2022	5,937	0	(3)	0	(3)

Total Swap Agreements								$0	$(5)	$0	$(5)

(f)

Securities with an aggregate market value of $341 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2021.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1			Level 2	Level 3	Fair Value at 09/30/2021

Investments in Securities, at Value
Mutual Funds						$185,885	$0	$0		$185,885
Short-Term Instruments
Repurchase Agreements						0	732	0		732
U.S. Treasury Bills						0	341	0		341

						$185,885	$1,073	$0		$186,958
Investments in Affiliates, at Value
Mutual Funds						44,636	0	0		44,636
Short-Term Instruments
Central Funds Used for Cash Management Purposes						11,711	0	0		11,711

						$56,347	$0	$0		$56,347

Total Investments						$242,232	$1,073	$0		$243,305

Financial Derivative Instruments - Liabilities
Over the counter						$0	$(5)	$0		$(5)

Total Financial Derivative Instruments						$0	$(5)	$0		$(5)

Totals						$242,232	$1,068	$0		$243,300

Schedule of Investments PIMCO REALPATH® Blend 2040 Fund (Cont.)	September 30, 2021 (Unaudited)

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

Schedule of Investments PIMCO REALPATH® Blend 2045 Fund	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 82.9% ¤
MUTUAL FUNDS 82.7%
Vanguard Developed Markets Index Fund 'Institutional'	3,938,700	$63,925
Vanguard Emerging Markets Stock Index Fund 'Institutional'	559,540	17,687
Vanguard Institutional Index Fund 'Institutional'	237,888	89,517
Vanguard Small-Cap Index Fund 'Institutional'	142,241	14,912

Total Mutual Funds (Cost $147,150)		186,041

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (d) 0.1%		196

U.S. TREASURY BILLS 0.1%
0.047% due 03/24/2022 (a)(b)(f)	$321	321

Total Short-Term Instruments (Cost $517)		517

Total Investments in Securities (Cost $147,667)		186,558

	SHARES
INVESTMENTS IN AFFILIATES 17.3%
MUTUAL FUNDS (c) 12.4%
PIMCO Emerging Markets Local Currency and Bond Fund	303,192	1,919
PIMCO Income Fund	457,273	5,506
PIMCO International Bond Fund (U.S. Dollar-Hedged)	43,820	474
PIMCO Long-Term Real Return Fund	513,063	3,976
PIMCO Long-Term U.S. Government Fund	1,662,706	9,195
PIMCO Real Return Fund	157,231	1,921
PIMCO Total Return Fund	458,160	4,747

Total Mutual Funds (Cost $27,167)		27,738

SHORT-TERM INSTRUMENTS 4.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.9%
PIMCO Short-Term Floating NAV Portfolio III	1,110,195	10,949

Total Short-Term Instruments (Cost $10,947)		10,949

Total Investments in Affiliates (Cost $38,114)		38,687

Total Investments 100.2% (Cost $185,781)		$225,245
Financial Derivative Instruments (e) (0.0)%(Cost or Premiums, net $0)		(4)
Other Assets and Liabilities, net (0.2)%		(530)

Net Assets 100.0%		$224,711

Schedule of Investments PIMCO REALPATH® Blend 2045 Fund (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)		Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	09/30/2021	10/01/2021	$196	U.S. Treasury Notes 0.125% due 12/31/2022			$(200)		$196	$196

Total Repurchase Agreements								$(200)		$196	$196

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	FNRETR Index	200	0.443% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/23/2022	$4,567	$0	$(2)	$0	$(2)
	Receive	FNRETR Index	244	0.474% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/24/2022	5,572	0	(2)	0	(2)

Total Swap Agreements								$0	$(4)	$0	$(4)

(f)

Securities with an aggregate market value of $321 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2021.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund's assets and liabilities:
Category and Subcategory				Level 1			Level 2	Level 3	Fair Value at 09/30/2021

Investments in Securities, at Value
Mutual Funds						$186,041	$0	$0		$186,041
Short-Term Instruments
Repurchase Agreements						0	196	0		196
U.S. Treasury Bills						0	321	0		321

						$186,041	$517	$0		$186,558
Investments in Affiliates, at Value
Mutual Funds						27,738	0	0		27,738
Short-Term Instruments
Central Funds Used for Cash Management Purposes						10,949	0	0		10,949

						$38,687	$0	$0		$38,687

Total Investments						$224,728	$517	$0		$225,245

Financial Derivative Instruments - Liabilities
Over the counter						$0	$(4)	$0		$(4)

Total Financial Derivative Instruments						$0	$(4)	$0		$(4)

Totals						$224,728	$513	$0		$225,241

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

Schedule of Investments PIMCO REALPATH® Blend 2050 Fund	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 87.2% ¤
MUTUAL FUNDS 86.6%
Vanguard Developed Markets Index Fund 'Institutional'	4,286,171	$69,565
Vanguard Emerging Markets Stock Index Fund 'Institutional'	559,548	17,687
Vanguard Institutional Index Fund 'Institutional'	251,484	94,633
Vanguard Small-Cap Index Fund 'Institutional'	149,986	15,725

Total Mutual Funds (Cost $153,600)		197,610

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (d) 0.5%		1,148

U.S. TREASURY BILLS 0.1%
0.047% due 03/24/2022 (a)(b)(f)	$331	331

Total Short-Term Instruments (Cost $1,479)		1,479

Total Investments in Securities (Cost $155,079)		199,089

	SHARES
INVESTMENTS IN AFFILIATES 12.9%
MUTUAL FUNDS (c) 8.6%
PIMCO Emerging Markets Local Currency and Bond Fund	135,182	856
PIMCO Income Fund	299,009	3,600
PIMCO International Bond Fund (U.S. Dollar-Hedged)	32,975	357
PIMCO Long-Term Real Return Fund	552,108	4,279
PIMCO Long-Term U.S. Government Fund	992,858	5,490
PIMCO Real Return Fund	121,978	1,491
PIMCO Total Return Fund	335,170	3,472

Total Mutual Funds (Cost $19,111)		19,545

SHORT-TERM INSTRUMENTS 4.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.3%
PIMCO Short-Term Floating NAV Portfolio III	995,141	9,814

Total Short-Term Instruments (Cost $9,812)		9,814

Total Investments in Affiliates (Cost $28,923)		29,359

Total Investments 100.1% (Cost $184,002)		$228,448
Financial Derivative Instruments (e) (0.0)%(Cost or Premiums, net $0)		(4)
Other Assets and Liabilities, net (0.1)%		(299)

Net Assets 100.0%		$228,145

Schedule of Investments PIMCO REALPATH® Blend 2050 Fund (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)		Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	09/30/2021	10/01/2021	$1,148	U.S. Treasury Notes 0.125% due 12/31/2022			$(1,171)		$1,148	$1,148

Total Repurchase Agreements								$(1,171)		$1,148	$1,148

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	FNRETR Index	205	0.443% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/23/2022	$4,681	$0	$(2)	$0	$(2)
	Receive	FNRETR Index	249	0.474% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/24/2022	5,686	0	(2)	0	(2)

Total Swap Agreements								$0	$(4)	$0	$(4)

(f)

Securities with an aggregate market value of $331 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2021.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1			Level 2	Level 3	Fair Value at 09/30/2021

Investments in Securities, at Value
Mutual Funds						$197,610	$0	$0		$197,610
Short-Term Instruments
Repurchase Agreements						0	1,148	0		1,148
U.S. Treasury Bills						0	331	0		331

						$197,610	$1,479	$0		$199,089
Investments in Affiliates, at Value
Mutual Funds						19,545	0	0		19,545
Short-Term Instruments
Central Funds Used for Cash Management Purposes						9,814	0	0		9,814

						$29,359	$0	$0		$29,359

Total Investments						$226,969	$1,479	$0		$228,448

Financial Derivative Instruments - Liabilities
Over the counter						$0	$(4)	$0		$(4)

Total Financial Derivative Instruments						$0	$(4)	$0		$(4)

Totals						$226,969	$1,475	$0		$228,444

Schedule of Investments PIMCO REALPATH® Blend 2050 Fund (Cont.)	September 30, 2021 (Unaudited)

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

Schedule of Investments PIMCO REALPATH® Blend 2055 Fund	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 88.1% ¤
MUTUAL FUNDS 87.6%
Vanguard Developed Markets Index Fund 'Institutional'	2,694,403	$43,730
Vanguard Emerging Markets Stock Index Fund 'Institutional'	331,503	10,479
Vanguard Institutional Index Fund 'Institutional'	152,473	57,375
Vanguard Small-Cap Index Fund 'Institutional'	90,790	9,518

Total Mutual Funds (Cost $98,773)		121,102

SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (b) 0.5%		707

Total Short-Term Instruments (Cost $707)		707

Total Investments in Securities (Cost $99,480)		121,809

INVESTMENTS IN AFFILIATES 12.0%
MUTUAL FUNDS 7.2% (a)
PIMCO Emerging Markets Local Currency and Bond Fund	60,134	381
PIMCO Income Fund	153,873	1,853
PIMCO International Bond Fund (U.S. Dollar-Hedged)	20,193	219
PIMCO Long-Term Real Return Fund	422,128	3,272
PIMCO Long-Term U.S. Government Fund	306,211	1,693
PIMCO Real Return Fund	62,507	764
PIMCO Total Return Fund	170,974	1,771

Total Mutual Funds (Cost $9,718)		9,953

SHORT-TERM INSTRUMENTS 4.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.8%
PIMCO Short-Term Floating NAV Portfolio III	668,877	6,596

Total Short-Term Instruments (Cost $6,595)		6,596

Total Investments in Affiliates (Cost $16,313)		16,549

Total Investments 100.1% (Cost $115,793)		$138,358
Financial Derivative Instruments (c) (0.0)%(Cost or Premiums, net $0)		(3)
Other Assets and Liabilities, net (0.1)%		(97)

Net Assets 100.0%		$138,258

Schedule of Investments PIMCO REALPATH® Blend 2055 Fund (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)		Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	09/30/2021	10/01/2021	$707	U.S. Treasury Notes 0.125% due 12/31/2022			$(721)		$707	$707

Total Repurchase Agreements								$(721)		$707	$707

(c)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	FNRETR Index	120	0.443% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/23/2022	$2,740	$0	$(1)	$0	$(1)
	Receive	FNRETR Index	154	0.474% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/24/2022	3,517	0	(2)	0	(2)

Total Swap Agreements								$0	$(3)	$0	$(3)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1			Level 2	Level 3	Fair Value at 09/30/2021

Investments in Securities, at Value
Mutual Funds						$121,102	$0	$0		$121,102
Short-Term Instruments
Repurchase Agreements						0	707	0		707

						$121,102	$707	$0		$121,809
Investments in Affiliates, at Value
Mutual Funds						9,953	0	0		9,953
Short-Term Instruments
Central Funds Used for Cash Management Purposes						6,596	0	0		6,596

						$16,549	$0	$0		$16,549

Total Investments						$137,651	$707	$0		$138,358

Financial Derivative Instruments - Liabilities
Over the counter						$0	$(3)	$0		$(3)

Total Financial Derivative Instruments						$0	$(3)	$0		$(3)

Totals						$137,651	$704	$0		$138,355

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

Schedule of Investments PIMCO REALPATH® Blend 2060 Fund	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 87.6% ¤
MUTUAL FUNDS 87.6%
Vanguard Developed Markets Index Fund 'Admiral'	266,678	$4,323
Vanguard Emerging Markets Stock Index Fund 'Admiral'	24,685	1,026
Vanguard Institutional Index Fund 'Institutional'	14,926	5,617
Vanguard Small-Cap Index Fund 'Admiral'	8,778	920

Total Mutual Funds (Cost $11,494)		11,886

Total Investments in Securities (Cost $11,494)		11,886

INVESTMENTS IN AFFILIATES 11.3%
MUTUAL FUNDS (a) 6.9%
PIMCO Emerging Markets Local Currency and Bond Fund	6,081	38
PIMCO Income Fund	14,645	176
PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,444	16
PIMCO Long-Term Real Return Fund	42,741	331
PIMCO Long-Term U.S. Government Fund	25,329	140
PIMCO Real Return Fund	5,398	66
PIMCO Total Return Fund	16,657	173

Total Mutual Funds (Cost $923)		940

SHORT-TERM INSTRUMENTS 4.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.4%
PIMCO Short-Term Floating NAV Portfolio III	60,934	601

Total Short-Term Instruments (Cost $601)		601

Total Investments in Affiliates (Cost $1,524)		1,541

Total Investments 98.9% (Cost $13,018)		$13,427
Financial Derivative Instruments (b) 0.0% (Cost or Premiums, net $0)		0
Other Assets and Liabilities, net 1.1%		148

Net Assets 100.0%		$13,575

Schedule of Investments PIMCO REALPATH® Blend 2060 Fund (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
(b)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	FNRETR Index	9	0.443% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/23/2022	$206	$0	$0	$0	$0
	Receive	FNRETR Index	17	0.474% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/24/2022	388	0	0	0	0

								$0	$0	$0	$0

Total Swap Agreements								$0	$0	$0	$0

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3		Fair Value at 09/30/2021

Investments in Securities, at Value
Mutual Funds					$11,886		$0		$0	$11,886

					$11,886		$0		$0	$11,886
Investments in Affiliates, at Value
Mutual Funds					940		0		0	940
Short-Term Instruments
Central Funds Used for Cash Management Purposes					601		0		0	601

					$1,541		$0		$0	$1,541

Total Investments					$13,427		$0		$0	$13,427

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

Schedule of Investments PIMCO REALPATH® Blend Income Fund	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 40.6% ¤
MUTUAL FUNDS 40.3%
Vanguard Developed Markets Index Fund 'Institutional'	2,034,382	$33,018
Vanguard Emerging Markets Stock Index Fund 'Institutional'	410,933	12,989
Vanguard Institutional Index Fund 'Institutional'	125,955	47,397
Vanguard Small-Cap Index Fund 'Institutional'	85,596	8,974

Total Mutual Funds (Cost $78,846)		102,378

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (d) 0.2%		520

U.S. TREASURY BILLS 0.1%
0.047% due 03/24/2022 (a)(b)(g)	$311	311

Total Short-Term Instruments (Cost $831)		831

Total Investments in Securities (Cost $79,677)		103,209

	SHARES
INVESTMENTS IN AFFILIATES 59.2%
MUTUAL FUNDS (c) 54.6%
PIMCO Emerging Markets Local Currency and Bond Fund	1,986,349	12,573
PIMCO High Yield Fund	506,345	4,598
PIMCO Income Fund	3,407,044	41,021
PIMCO International Bond Fund (U.S. Dollar-Hedged)	365,930	3,959
PIMCO Long-Term Real Return Fund	1,999,492	15,496
PIMCO Long-Term U.S. Government Fund	2,275,351	12,583
PIMCO Real Return Fund	1,172,397	14,327
PIMCO Total Return Fund	3,315,225	34,346

Total Mutual Funds (Cost $138,332)		138,903

SHORT-TERM INSTRUMENTS 4.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.6%
PIMCO Short-Term Floating NAV Portfolio III	1,174,553	11,583

Total Short-Term Instruments (Cost $11,577)		11,583

Total Investments in Affiliates (Cost $149,909)		150,486

Total Investments 99.8% (Cost $229,586)		$253,695
Financial Derivative Instruments (e)(f) 0.3%(Cost or Premiums, net $1,213)		725
Other Assets and Liabilities, net 0.2%		(326)

Net Assets 100.0%		$254,094

Schedule of Investments PIMCO REALPATH® Blend Income Fund (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	09/30/2021	10/01/2021	$520	U.S. Treasury Notes 0.125% due 12/31/2022	$(530)	$520	$520

Total Repurchase Agreements	$(530)	$520	$520

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - CBOE S&P 500	2,575.000	12/17/2021	20	$2	$143	$7
Put - CBOE S&P 500	2,825.000	12/17/2021	20	2	206	13
Put - CBOE S&P 500	2,975.000	03/18/2022	39	4	422	117
Put - CBOE S&P 500	3,000.000	06/17/2022	45	5	325	251
Put - CBOE S&P 500	3,100.000	09/16/2022	21	2	166	190
Put - CBOE S&P 500	3,425.000	09/16/2022	21	2	247	284

Total Purchased Options	$1,509	$862

WRITTEN OPTIONS:
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE S&P 500	2,150.000	12/17/2021	20	$2	$(67)	$(3)
Put - CBOE S&P 500	2,250.000	03/18/2022	39	4	(144)	(34)
Put - CBOE S&P 500	2,600.000	09/16/2022	21	2	(85)	(96)

Total Written Options	$(296)	$(133)

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	FNRETR Index	186	0.443% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/23/2022	$4,247	$0	$(1)	$0	$(1)
Receive	FNRETR Index	263	0.474% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/24/2022	6,006	0	(3)	0	(3)

Total Swap Agreements	$0	$(4)	$0	$(4)

(g)

Securities with an aggregate market value of $311 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2021.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Schedule of Investments PIMCO REALPATH® Blend Income Fund (Cont.)	September 30, 2021 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021

Investments in Securities, at Value
Mutual Funds	$102,378	$0	$0	$102,378
Short-Term Instruments
Repurchase Agreements	0	520	0	520
U.S. Treasury Bills	0	311	0	311

	$102,378	$831	$0	$103,209
Investments in Affiliates, at Value
Mutual Funds	138,903	0	0	138,903
Short-Term Instruments
Central Funds Used for Cash Management Purposes	11,583	0	0	11,583

	$150,486	$0	$0	$150,486

Total Investments	$252,864	$831	$0	$253,695

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$862	$0	$862

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(133)	0	(133)
Over the counter	0	(4)	0	(4)

	$0	$(137)	$0	$(137)

Total Financial Derivative Instruments	$0	$725	$0	$725

Totals	$252,864	$1,556	$0	$254,420

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Fund's shares is based on the Fund's net asset value ("NAV"). The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. Each Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, each Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds' approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. A Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. The Adviser may consult with the Sub-Adviser or Parametric in providing such recommendations or otherwise with respect to valuation of the PIMCO Dividend and Income Fund’s portfolio securities or other assets. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of a Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund (or, in each instance in this paragraph, as applicable, an Underlying PIMCO Fund or Acquired Fund) uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values

Notes to Financial Statements (Cont.)

determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds' use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in each Fund's prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds' tax positions for all open tax years. As of September 30, 2021, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

Each Fund eligible to participate in securities lending may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Fund under the Securities Lending Agreement. PIMCO Government Money Market Fund is considered to be affiliated with the Funds. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission ("SEC") website at www.sec.gov, on the Funds’ website at http://www.pimco.com, or upon request, as applicable. The table below shows the Funds’ transactions in and earnings from investments in the affiliated Fund for the period ended September 30, 2021 (amounts in thousands†):

Investments in PIMCO Government Money Market Fund

Fund Name	Market Value 06/30/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO RAE Emerging Markets Fund	$66,503	$51,655	$(91,994)	$0	$0	$26,164	$0	$0
PIMCO RAE International Fund	68,669	88,489	(85,388)	0	0	71,770	1	0
PIMCO RAE US Fund	4,257	4,646	(8,903)	0	0	0	0	0
PIMCO RAE US Small Fund	11,264	9,578	(15,656)	0	0	5,186	0	0
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	7,978	14,333	(17,594)	0	0	4,717	0	0
PIMCO RAFI Dynamic Multi-Factor International Equity ETF	1,186	1,085	(1,780)	0	0	491	0	0
PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	209	668	(706)	0	0	171	0	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Notes to Financial Statements (Cont.)

The PIMCO RAE Global and PIMCO RAE Global ex-US Funds may invest in Institutional Class shares of the Underlying PIMCO Funds and may also invest in other affiliated funds, and unaffiliated funds, which may or may not be registered under the Act (together with the Underlying Funds, “Acquired Funds”). The Underlying Funds are considered to be affiliated with the PIMCO RAE Global and PIMCO RAE Global ex-US Funds. The tables below show the transactions in and earnings from investments in the Underlying Funds for the period ended September 30, 2021 (amounts in thousands†):

PIMCO RAE Global Fund

Underlying PIMCO Funds	Market Value 06/30/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO RAE Emerging Markets Fund	$38,485	$0	$(2,229)	$703	$(2,157)	$34,802	$0	$0
PIMCO RAE International Fund	119,232	0	(4,708)	953	(4,016)	111,461	0	0
PIMCO RAE US Fund	134,512	0	(3,011)	949	(4,366)	128,084	0	0
Totals	$292,229	$0	$(9,948)	$2,605	$(10,539)	$274,347	$0	$0

PIMCO RAE Global ex-US Fund

Underlying PIMCO Funds	Market Value 06/30/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO RAE Emerging Markets Fund	$22,403	$896	$(385)	$(9)	$(871)	$22,034	$0	$0
PIMCO RAE International Fund	69,363	3,272	(169)	(2)	(1,915)	70,549	0	0
Totals	$91,766	$4,168	$(554)	$(11)	$(2,786)	$92,583	$0	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advise on IRS Form 1099-DIV.

The PIMCO REALPATH® Blend Funds seek to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class or Class M shares of any funds of the Trust and PIMCO Funds, and in other affiliated funds, including funds of PIMCO ETF Trust, except funds of funds (“Underlying PIMCO Funds”), and unaffiliated funds that are registered under the Act (collectively, “Acquired Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds' transactions in and earnings from investments in Underlying PIMCO Funds or Central Funds for the period ended September 30, 2021 (amounts in thousands†):

PIMCO REALPATH® Blend 2025 Fund

Underlying PIMCO Funds	Market Value 06/30/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$10,730	$281	$0	$0	$(415)	$10,596	$127	$0
PIMCO High Yield Fund	3,997	45	0	0	(13)	4,029	45	0
PIMCO Income Fund	29,397	530	0	0	(123)	29,804	294	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	2,624	9	0	0	(12)	2,621	9	0
PIMCO Long-Term Real Return Fund	17,985	340	(583)	(193)	228	17,777	341	0
PIMCO Long-Term U.S. Government Fund	20,064	89	(591)	(217)	236	19,581	89	0
PIMCO Real Return Fund	9,592	168	(140)	2	(17)	9,605	170	0
PIMCO Short-Term Floating NAV Portfolio III	13,424	5,305	(10,400)	0	1	8,330	5	0
PIMCO Total Return Fund	22,955	115	0	0	(45)	23,025	114	0
Totals	$130,768	$6,882	$(11,714)	$(408)	$(160)	$125,368	$1,194	$0

Notes to Financial Statements (Cont.)

PIMCO REALPATH® Blend 2030 Fund

Underlying PIMCO Funds	Market Value 06/30/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$9,793	$627	$0	$0	$(390)	$10,030	$119	$0
PIMCO High Yield Fund	3,713	41	0	0	(12)	3,742	42	0
PIMCO Income Fund	22,006	841	0	0	(94)	22,753	223	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,725	6	0	0	(8)	1,723	6	0
PIMCO Long-Term Real Return Fund	14,107	265	(510)	(172)	202	13,892	267	0
PIMCO Long-Term U.S. Government Fund	25,532	113	(950)	(266)	296	24,725	113	0
PIMCO Real Return Fund	6,197	264	0	0	(15)	6,446	112	0
PIMCO Short-Term Floating NAV Portfolio III	12,788	6,605	(9,800)	0	1	9,594	5	0
PIMCO Total Return Fund	15,197	334	0	0	(32)	15,499	76	0
Totals	$111,058	$9,096	$(11,260)	$(438)	$(52)	$108,404	$963	$0

PIMCO REALPATH® Blend 2035 Fund

Underlying PIMCO Funds	Market Value 06/30/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$6,937	$543	$0	$0	$(279)	$7,201	$85	$0
PIMCO High Yield Fund	1,729	19	0	0	(6)	1,742	19	0
PIMCO Income Fund	13,351	602	0	0	(57)	13,896	136	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	890	147	0	0	(6)	1,031	4	0
PIMCO Long-Term Real Return Fund	7,422	142	(188)	(66)	78	7,388	142	0
PIMCO Long-Term U.S. Government Fund	16,939	75	(519)	(87)	104	16,512	75	0
PIMCO Real Return Fund	3,555	63	0	0	(7)	3,611	63	0
PIMCO Short-Term Floating NAV Portfolio III	11,772	7,304	(6,500)	(1)	2	12,577	5	0
PIMCO Total Return Fund	8,582	248	0	0	(19)	8,811	43	0
Totals	$71,177	$9,143	$(7,207)	$(154)	$(190)	$72,769	$572	$0

PIMCO REALPATH® Blend 2040 Fund

Underlying PIMCO Funds	Market Value 06/30/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$5,084	$254	$0	$0	$(199)	$5,139	$61	$0
PIMCO Income Fund	9,834	345	0	0	(42)	10,137	100	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	709	3	0	0	(3)	709	3	0
PIMCO Long-Term Real Return Fund	5,860	110	(256)	(3)	13	5,724	110	0
PIMCO Long-Term U.S. Government Fund	13,710	59	(548)	4	10	13,235	60	0
PIMCO Real Return Fund	2,767	49	0	0	(5)	2,811	49	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Floating NAV Portfolio III	10,505	5,005	(3,800)	0	1	11,711	5	0
PIMCO Total Return Fund	6,860	35	0	0	(14)	6,881	34	0
Totals	$55,329	$5,860	$(4,604)	$1	$(239)	$56,347	$422	$0

PIMCO REALPATH® Blend 2045 Fund

Underlying PIMCO Funds	Market Value 06/30/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$1,972	$22	$0	$0	$(75)	$1,919	$23	$0
PIMCO Income Fund	5,215	314	0	0	(23)	5,506	54	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	475	1	0	0	(2)	474	2	0
PIMCO Long-Term Real Return Fund	4,045	75	(153)	9	0	3,976	76	0
PIMCO Long-Term U.S. Government Fund	9,457	44	(315)	11	(2)	9,195	42	0
PIMCO Real Return Fund	1,891	34	0	0	(4)	1,921	34	0
PIMCO Short-Term Floating NAV Portfolio III	10,743	4,605	(4,400)	0	1	10,949	5	0
PIMCO Total Return Fund	4,732	24	0	0	(9)	4,747	23	0
Totals	$38,530	$5,119	$(4,868)	$20	$(114)	$38,687	$259	$0

PIMCO REALPATH® Blend 2050 Fund

Underlying PIMCO Funds	Market Value 06/30/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$879	$10	$0	$0	$(33)	$856	$10	$0
PIMCO Income Fund	3,390	225	0	0	(15)	3,600	35	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	357	2	0	0	(2)	357	1	0
PIMCO Long-Term Real Return Fund	4,195	80	0	0	4	4,279	81	0
PIMCO Long-Term U.S. Government Fund	5,618	24	(157)	6	(1)	5,490	25	0
PIMCO Real Return Fund	1,323	173	0	0	(5)	1,491	26	0
PIMCO Short-Term Floating NAV Portfolio III	11,908	4,305	(6,400)	0	1	9,814	5	0
PIMCO Total Return Fund	3,462	17	0	0	(7)	3,472	17	0
Totals	$31,132	$4,836	$(6,557)	$6	$(58)	$29,359	$200	$0

PIMCO REALPATH® Blend 2055 Fund

Underlying PIMCO Funds	Market Value 06/30/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$391	$5	$0	$0	$(15)	$381	$5	$0
PIMCO Income Fund	1,688	173	0	0	(8)	1,853	17	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	219	1	0	0	(1)	219	1	0
PIMCO Long-Term Real Return Fund	3,134	138	0	0	0	3,272	61	0

Notes to Financial Statements (Cont.)

PIMCO Long-Term U.S. Government Fund	1,686	7	0	0	0	1,693	8	0
PIMCO Real Return Fund	677	89	0	0	(2)	764	12	0
PIMCO Short-Term Floating NAV Portfolio III	6,093	6,302	(5,800)	0	1	6,596	3	0
PIMCO Total Return Fund	1,692	83	0	0	(4)	1,771	8	0
Totals	$15,580	$6,798	$(5,800)	$0	$(29)	$16,549	$115	$0

PIMCO REALPATH® Blend 2060 Fund

Underlying PIMCO Funds	Market Value 06/30/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$32	$7	$0	$0	$(1)	$38	$0	$0
PIMCO Income Fund	152	25	0	0	(1)	176	2	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	16	0	0	0	0	16	0	0
PIMCO Long-Term Real Return Fund	305	33	(7)	0	0	331	6	0
PIMCO Long-Term U.S. Government Fund	128	12	0	0	0	140	1	0
PIMCO Real Return Fund	58	8	0	0	0	66	1	0
PIMCO Short-Term Floating NAV Portfolio III	501	700	(600)	0	0	601	0	0
PIMCO Total Return Fund	153	21	0	0	(1)	173	1	0
Totals	$1,345	$806	$(607)	$0	$(3)	$1,541	$11	$0

PIMCO REALPATH® Blend Income Fund

Underlying PIMCO Funds	Market Value 06/30/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$12,513	$550	$0	$0	$(490)	$12,573	$150	$0
PIMCO High Yield Fund	4,562	51	0	0	(15)	4,598	51	0
PIMCO Income Fund	40,290	901	0	0	(170)	41,021	404	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	3,964	13	0	0	(18)	3,959	14	0
PIMCO Long-Term Real Return Fund	16,096	298	(944)	(1)	47	15,496	300	0
PIMCO Long-Term U.S. Government Fund	13,176	58	(673)	(203)	225	12,583	58	0
PIMCO Real Return Fund	14,244	253	(146)	2	(26)	14,327	253	0
PIMCO Short-Term Floating NAV Portfolio III	9,477	10,004	(7,900)	0	2	11,583	5	0
PIMCO Total Return Fund	34,243	170	0	0	(67)	34,346	170	0
Totals	$148,565	$12,298	$(9,663)	$(202)	$(512)	$150,486	$1,405	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advise on IRS Form 1099-DIV.

The PIMCO Dividend and Income Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative

Notes to Financial Statements (Cont.)

Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The table below shows the Fund's transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2021 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 06/30/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

$1,231	$8,100	$(7,900)	$0	$0	$1,431	$0	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FBF	Credit Suisse International	JPM	JP Morgan Chase Bank N.A.
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	MYC	Morgan Stanley Capital Services LLC
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC
BRC	Barclays Bank PLC	GRE	NatWest Markets Securities Inc.	RYL	NatWest Markets Plc
CBK	Citibank N.A.	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London
DUB	Deutsche Bank AG	HUS	HSBC Bank USA N.A.	SSB	State Street Bank and Trust Co.
FAR	Wells Fargo Bank National Association	IND	Crédit Agricole Corporate and Investment Bank S.A.	UAG	UBS AG Stamford

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	NOK	Norwegian Krone
AUD	Australian Dollar	GBP	British Pound	PEN	Peruvian New Sol
BRL	Brazilian Real	IDR	Indonesian Rupiah	RUB	Russian Ruble
CAD	Canadian Dollar	INR	Indian Rupee	TRY	Turkish New Lira
CLP	Chilean Peso	JPY	Japanese Yen	USD (or $)	United States Dollar
CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso	ZAR	South African Rand
CNY	Chinese Renminbi (Mainland)

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	CMBX	Commercial Mortgage-Backed Index	S&P 500	Standard & Poor's 500 Index
BP0003M	3 Month GBP-LIBOR	CNREPOFIX	China Fixing Repo Rates 7-Day	SONIO	Sterling Overnight Interbank Average Rate
CDX.EM	Credit Derivatives Index - Emerging Markets	FNRETR	FTSE Nareit Equity REITs Total Return Index	UKRPI	United Kingdom Retail Prices Index
CDX.HY	Credit Derivatives Index - High Yield	LIBOR03M	3 Month USD-LIBOR	US0003M	ICE 3-Month USD LIBOR
CDX.IG	Credit Derivatives Index - Investment Grade	PRIME	Daily US Prime Rate

Municipal Bond or Agency Abbreviations:
GDR	Global Depositary Receipt

Other Abbreviations:
ABS	Asset-Backed Security	GDR	Global Depositary Receipt	PIK	Payment-in-Kind
ADR	American Depositary Receipt	JIBAR	Johannesburg Interbank Agreed Rate	REIT	Real Estate Investment Trust
BABs	Build America Bonds	JSC	Joint Stock Company	SP - ADR	Sponsored American Depositary Receipt
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDI	Brazil Interbank Deposit Rate	NVDR	Non-Voting Depositary Receipt	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
EURIBOR	Euro Interbank Offered Rate	OIS	Overnight Index Swap